GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.5%
Alabama – 1.3%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A2/A-)
$5,000,000	4.000%	09/15/2033	$ 5,018,926
Black Belt Energy Gas District Gas Supply RB Series 2021A (Aa1/NR)(a)(b)
11,770,000	4.000	12/01/2031	11,935,743
Black Belt Energy Gas District Gas Supply RB Series 2022 (NR/NR)(a)(b)
12,250,000	4.000	06/01/2027	12,613,122
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (A2/AA)
425,000	5.000	08/01/2025	457,032
550,000	5.000	08/01/2027	608,789
485,000	5.000	08/01/2028	542,272
485,000	5.000	08/01/2029	546,237
425,000	5.000	08/01/2030	480,920
County of Jefferson AL Sewer Revenue (NR/NR)(c)
14,875,000	0.000	10/01/2050	15,052,127
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
4,600,000	5.750	10/01/2049	4,823,466
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000	10/01/2024	1,050,757
1,000,000	5.000	10/01/2025	1,059,140
2,225,000	5.000	10/01/2030	2,323,181
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
225,000	2.000	10/01/2024	219,511
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
225,000	2.000	10/01/2024	219,511
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR) (PUTABLE)(a)(b)(d)
1,750,000	2.000	10/01/2024	1,707,308
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
740,000	5.000	10/01/2044	773,038
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)(c)
4,420,000	0.000	10/01/2046	4,483,557
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
13,500,000	6.000	10/01/2042	14,649,606
10,615,000	6.500	10/01/2053	11,575,903
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
200,000	3.875	11/01/2027	179,136
500,000	4.250	11/01/2032	425,412

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
Southeast Energy Authority Commodity Supply RB Series 2021 B (A1\NR)(a)(b)
$4,500,000	4.000%	12/01/2031	$ 4,480,055
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A1/NR)
3,820,000	4.000	06/01/2024	3,864,749
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(e)
(1M USD LIBOR + 0.85%)
10,000,000	1.998	06/01/2024	9,853,904

			108,943,402

Alaska – 0.3%
Alaska Municipal Bond Bank Authority RB Refunding Series 2016 (AMT) (NR/A+)
1,755,000	5.000	12/01/2030	1,897,219
1,365,000	5.000	12/01/2031	1,471,524
1,960,000	5.000	12/01/2032	2,108,772
2,055,000	5.000	12/01/2033	2,207,480
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A1/A+)
3,430,000	5.000	12/01/2027	3,819,424
2,235,000	5.000	12/01/2029	2,524,396
1,540,000	5.000	12/01/2030	1,753,210
Alaska Municipal Bond Bank Authority RB Series 2017 THREE (NR/A+)
1,240,000	5.000	12/01/2027	1,380,783
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB-)
1,900,000	4.000	06/01/2050	1,902,705
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB+)
145,000	0.500	06/01/2031	144,123
State of Alaska GO Bonds Series 2016 (AA-/Aa3)
5,460,000	5.000	08/01/2027	5,901,832

			25,111,468

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(f)
2,000,000	2.470	09/01/2024	1,949,305
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(f)
1,800,000	3.720	09/01/2027	1,712,877

			3,662,182

Arizona – 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
	(3M USD LIBOR + 0.81%)
21,670,000	2.336	01/01/2037	20,376,737

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
$425,000	3.375%	07/01/2041	$ 374,067
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000	5.000	11/01/2044	1,449,851
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
570,000	5.000	01/01/2043	405,774
3,250,000	4.500	01/01/2049	2,043,415
2,095,000	5.000	01/01/2054	1,395,495
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
1,565,000	5.000	01/01/2037	1,123,816
1,105,000	5.000	01/01/2038	782,769
300,000	5.000	01/01/2043	201,066
2,125,000	5.000	01/01/2049	1,362,124
600,000	5.125	01/01/2054	383,596
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (NR/BBB-)
620,000	4.000	07/01/2041	542,796
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	766,043
1,000,000	4.000	07/01/2051	819,168
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Baa3/NR)
365,000	5.000	05/01/2024	338,563
300,000	5.000	05/01/2029	274,999
650,000	5.000	05/01/2031	585,923
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(f)
530,000	3.000	12/15/2031	453,130
City of Chandler IDA Industrial Development RB Series 2007 (A+/NR) (PUTABLE)(a)(b)(d)
10,000,000	2.700	08/14/2023	10,059,913
City of Chandler IDA Industrial Development RB Series 2019 (A+/NR)(a)(b)
7,300,000	5.000	06/03/2024	7,639,550
City of Mesa Utility System RB Refunding Series 2021 (Aa2/AA-)
10,550,000	4.000	07/01/2035	10,646,445
City of Phoenix Civic Improvement Corp Junior Lien Water System RB Series 2020B (AAA/NR)
6,500,000	5.000	07/01/2044	7,151,240
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,375,000	3.000	07/01/2049	1,061,990

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
$1,115,000	5.000%	07/01/2024	$ 1,167,768
1,215,000	5.000	07/01/2025	1,297,282
2,980,000	5.000	07/01/2044	3,114,156
2,290,000	3.250	07/01/2049	1,741,666
6,125,000	5.000	07/01/2049	6,369,284
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
2,125,000	5.000	07/01/2045	2,264,280
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000	07/01/2030	7,660,908
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(f)
550,000	3.000	07/01/2031	475,479
1,050,000	4.000	07/01/2041	890,069
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(f)
1,100,000	4.000	07/01/2026	1,087,669
3,225,000	4.375	07/01/2031	3,189,073
3,225,000	5.000	07/01/2044	3,188,171
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,807,000	4.000	07/01/2037	4,755,466
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
395,000	3.500	07/01/2029	359,550
376,000	4.100	07/01/2034	339,754
1,112,000	4.750	07/01/2043	969,351
Glendale City Subordinate RB Refunding Series 2017 (A1/AA)
2,500,000	5.000	07/01/2028	2,791,832
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000	05/15/2031	499,966
900,000	5.000	05/15/2041	883,775
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,000,000	5.000	11/15/2042	5,231,016
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
380,000	4.000	02/15/2041	337,036
295,000	4.000	02/15/2046	251,626
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(f)
300,000	4.000	07/01/2030	276,337
600,000	5.000	07/01/2040	579,287
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(f)
500,000	4.000	07/01/2051	372,717

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(f)
$300,000	5.000%	10/01/2026	$ 305,538
400,000	5.125	10/01/2030	415,349
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
200,000	4.000	07/01/2025	205,048
200,000	4.000	07/01/2026	205,430
200,000	4.000	07/01/2027	205,401
325,000	4.000	07/01/2028	332,306
250,000	4.000	07/01/2029	255,087
500,000	4.000	07/01/2034	497,253
700,000	5.000	07/01/2039	743,697
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(f)
425,000	4.750	05/01/2030	411,746
225,000	5.500	05/01/2040	214,898
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
11,910,000	5.000	12/01/2037	12,790,873

			136,914,614

Arkansas – 0.4%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,790,000	5.000	12/01/2047	5,978,258
4,630,000	3.200	12/01/2049	3,518,043
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000	07/01/2032	271,132
310,000	3.125	07/01/2036	254,550
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500	07/01/2038	4,631,080
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
700,000	5.000	06/01/2023	714,930
1,030,000	5.000	06/01/2024	1,066,708
1,215,000	5.000	06/01/2025	1,276,291
1,705,000	5.000	06/01/2026	1,811,034
1,770,000	5.000	06/01/2027	1,899,388
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000	08/01/2026	592,629
500,000	5.000	08/01/2028	528,478
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (Aa2/NR)
5,395,000	3.000	02/01/2023	5,400,968
5,185,000	3.000	02/01/2024	5,189,348

			33,132,837

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – 9.2%
Airport Commission of San Francisco International Airport RB Series 2018D (A/A1)
$15,790,000	5.000%	05/01/2048	$ 16,335,964
Airport Commission of San Francisco International Airport RB Series 2019E (AMT) (A/A1)
10,520,000	5.000	05/01/2050	10,922,370
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)(g)
1,000,000	0.000	08/01/2037	553,230
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000	4.000	09/01/2024	684,188
500,000	4.000	09/01/2025	511,789
370,000	4.000	09/01/2026	379,803
415,000	4.000	09/01/2027	421,489
410,000	4.000	09/01/2028	413,671
345,000	4.000	09/01/2029	345,483
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000	5.000	05/01/2040	1,071,528
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000	1.080	04/01/2027	12,326,208
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000	1.190	04/01/2028	8,167,261
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
195,000	4.000	09/01/2022	195,558
205,000	4.000	09/01/2023	208,209
210,000	4.000	09/01/2024	214,447
220,000	4.000	09/01/2025	225,320
230,000	4.000	09/01/2026	236,094
235,000	4.000	09/01/2027	239,594
255,000	4.000	09/01/2029	255,555
275,000	4.000	09/01/2031	270,138
290,000	4.000	09/01/2032	281,366
300,000	5.000	09/01/2033	314,258
215,000	5.000	09/01/2034	224,882
330,000	5.000	09/01/2035	344,709
345,000	3.000	09/01/2036	287,721
360,000	3.000	09/01/2037	297,330
370,000	3.000	09/01/2038	301,174
380,000	3.000	09/01/2039	306,491
1,160,000	5.000	09/01/2044	1,192,877
1,475,000	5.000	09/01/2049	1,511,076
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
1,505,000	4.000	09/01/2045	1,357,476
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)(h)
25,000,000	4.000	08/01/2028	25,280,385

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
$245,000	4.000%	06/01/2049	$ 243,118
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
270,000	5.000	06/01/2050	272,756
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
950,000	4.000	06/01/2049	820,363
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
225,000	5.000	06/01/2049	230,103
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(g)
2,375,000	0.000	06/01/2055	445,665
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
825,000	4.000	06/01/2049	712,420
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
1,095,000	5.000	06/01/2049	1,118,611
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(g)
12,130,000	0.000	06/01/2055	1,976,837
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(g)
45,220,000	0.000	06/01/2055	4,760,929
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250	04/01/2040	6,060,405
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (Aaa/AAA)
3,500,000	5.000	05/01/2045	4,179,576
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
450,000	5.000	08/01/2035	462,925
575,000	5.000	08/01/2040	585,683
550,000	5.000	08/01/2045	555,070
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)(f)
250,000	4.000	06/01/2036	225,851
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
500,000	5.000	02/01/2042	526,923
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000	11/15/2028	412,606
350,000	5.000	11/15/2029	381,690
565,000	5.000	11/15/2030	610,901
1,010,000	5.000	11/15/2042	1,059,341
12,000,000	5.000	11/15/2056	12,462,195

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB Series 2017A (BBB+/Baa2)
$5,800,000	5.000%	08/15/2042	$ 5,957,973
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
4,500,000	1.200	06/01/2028	3,932,334
California Infrastructure & Economic Development Bank RB Series A (A-/NR)
1,095,000	4.000	05/01/2039	1,059,932
1,140,000	4.000	05/01/2040	1,101,946
1,185,000	4.000	05/01/2041	1,143,062
California Infrastructure & Economic Development Bank RB Series B (A-/NR)
3,790,000	4.000	05/01/2039	3,668,623
1,755,000	4.000	05/01/2040	1,696,417
2,140,000	4.000	05/01/2041	2,064,264
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
1,300,000	5.000	02/01/2034	1,370,213
1,150,000	5.000	02/01/2035	1,210,549
450,000	5.000	02/01/2042	467,512
1,450,000	5.000	02/01/2047	1,499,061
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (NR/NR)
4,265,000	5.000	06/30/2028	4,522,803
3,235,000	5.000	12/31/2028	3,422,732
3,500,000	5.000	12/31/2043	3,530,253
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
670,000	4.000	07/01/2031	668,228
1,830,000	4.000	07/01/2041	1,666,970
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
200,000	5.000	10/01/2026	213,191
200,000	5.000	10/01/2027	215,004
150,000	5.000	10/01/2028	161,968
225,000	5.000	10/01/2029	242,067
125,000	5.000	10/01/2030	133,376
225,000	5.000	10/01/2031	238,846
225,000	5.000	10/01/2032	238,277
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(f)
430,000	5.000	10/01/2034	435,764
1,125,000	5.000	10/01/2039	1,124,914
1,035,000	5.000	10/01/2049	997,644
California Municipal Finance Authority RB Refunding for Eisenhower Medical Center Series 2017 A (Baa2/NR)
4,275,000	5.000	07/01/2047	4,326,004

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
$6,325,000	5.000%	12/31/2037	$ 6,463,849
California Municipal Finance Authority Senior Lien RB Series 2018A (NR/NR)
2,375,000	5.000	12/31/2038	2,422,888
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-1 (NR\NR)
375,000	2.750	11/15/2027	339,192
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-2 (NR\NR)
645,000	2.125	11/15/2026	593,126
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
2,275,000	4.000	07/15/2029	2,144,123
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000	5.000	06/01/2035	407,665
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(f)
5,550,000	4.000	11/01/2023	5,363,806
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (NR/A-/A-2)
4,130,000	3.000	11/01/2025	4,040,270
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(f)
1,750,000	6.750	12/01/2028	1,357,507
14,195,000	7.500	12/01/2040	9,224,933
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (NR/A-/A-2)
10,000,000	3.375	07/01/2025	9,908,801
California Pollution Control Financing Authority VRD Solid Waste RB Series 2001A (A-/A-2/NR)(a)(b)
1,250,000	2.500	05/01/2024	1,237,876
California Pollution Control Financing Authority VRD Solid Waste RB Series 2003A (A-/A-2/NR) (PUTABLE)(a)(b)(d)
3,500,000	2.500	05/01/2024	3,466,054
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(f)
13,845,000	5.000	07/01/2030	13,912,576
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(f)
280,000	5.000	07/01/2022	280,000
360,000	5.000	07/01/2023	366,398
445,000	5.000	07/01/2024	458,926
1,330,000	5.000	07/01/2029	1,398,420

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(f)
$1,000,000	5.000%	06/15/2040	$ 973,404
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(f)
760,000	6.250	04/01/2052	766,861
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(f)
900,000	5.000	10/01/2042	917,413
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(f)
215,000	3.000	10/01/2030	195,308
500,000	5.000	10/01/2040	508,021
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(f)
290,000	2.000	10/01/2025	274,680
400,000	3.000	10/01/2031	357,031
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (NR/BBB-)(f)
125,000	2.250	10/01/2023	124,236
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(f)
680,000	4.000	07/01/2030	651,220
1,250,000	5.000	07/01/2040	1,257,663
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (ST INTERCEPT) (NR/NR)(f)
435,000	5.000	06/01/2041	425,611
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)(f)
400,000	4.875	06/01/2027	377,759
California School Finance Authority RB Refunding Series 2016 (NR/BBB)(f)
3,925,000	5.000	08/01/2046	4,000,294
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000	5.000	08/01/2046	1,323,219
California State Various Purpose GO Refunding Bonds Series 2020 (Aa2/AA-)
16,170,000	4.000	11/01/2037	16,298,776
6,400,000	4.000	11/01/2038	6,440,048
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
295,000	4.250	09/01/2022	295,879
145,000	5.000	09/01/2030	150,002
150,000	5.000	09/01/2037	154,100
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(f)
1,375,000	7.250	09/01/2050	1,332,377

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
$625,000	4.000%	09/01/2041	$ 560,818
530,000	4.000	09/01/2051	453,667
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	924,853
595,000	5.000	09/02/2039	623,445
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,630,000	5.000	09/02/2033	2,769,156
875,000	5.000	09/02/2038	914,012
350,000	5.000	09/02/2043	361,166
1,040,000	5.000	09/02/2048	1,067,032
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,225,000	5.000	09/02/2029	4,432,186
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	651,938
670,000	4.000	09/02/2024	679,143
1,500,000	5.000	09/02/2034	1,575,954
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(f)
650,000	3.000	06/01/2029	583,677
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
365,000	5.000	08/01/2028	392,742
300,000	5.000	08/01/2029	320,642
315,000	5.000	08/01/2030	335,252
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(f)
500,000	5.000	07/01/2024	497,665
900,000	5.000	07/01/2029	866,096
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
150,000	5.000	04/01/2030	159,647
70,000	5.000	04/01/2031	74,300
385,000	4.000	04/01/2032	384,795
455,000	4.000	04/01/2034	449,939
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000	04/01/2037	2,761,281

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
$3,835,000	5.500%	12/01/2054	$ 3,880,416
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 B (NR/BB-)
7,000,000	6.000	12/01/2024	7,373,320
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB-)(f)
1,725,000	5.000	12/01/2031	1,752,544
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,710,000	4.000	09/02/2028	1,718,568
1,250,000	5.000	09/02/2040	1,294,022
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,300,000	5.000	09/02/2038	1,354,376
1,500,000	5.000	09/02/2048	1,534,131
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
180,000	4.000	09/02/2022	180,463
345,000	4.000	09/02/2023	349,380
355,000	4.000	09/02/2024	361,180
1,015,000	4.000	09/02/2029	1,024,880
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)(h)
450,000	5.125	09/01/2042	453,756
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
5,025,000	5.000	05/15/2042	5,190,918
1,000,000	5.000	05/15/2047	1,026,829
800,000	5.000	05/15/2050	820,407
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
3,990,000	1.750	09/01/2029	3,390,686
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(g)
22,510,000	0.000	06/01/2046	3,227,250
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
230,000	4.000	09/01/2026	236,906
245,000	4.000	09/01/2027	252,350
250,000	4.000	09/01/2028	256,104
165,000	3.000	09/01/2037	134,809
170,000	3.000	09/01/2038	136,960
175,000	3.000	09/01/2039	139,414
180,000	3.000	09/01/2040	139,976
620,000	3.125	09/01/2044	468,797

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)(g)
$3,500,000	0.000%	06/01/2034	$ 2,213,575
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000	09/01/2042	539,983
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
825,000	4.000	09/01/2041	749,125
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(f)
100,000	4.000	09/01/2026	100,658
150,000	4.000	09/01/2031	145,573
650,000	4.000	09/01/2036	608,505
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (NR/AA)
1,280,000	5.000	09/01/2044	1,384,066
1,925,000	5.000	09/01/2049	2,071,159
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,144,576
1,275,000	4.000	09/01/2032	1,243,856
1,030,000	4.000	09/01/2037	978,546
485,000	4.000	09/01/2040	445,545
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
700,000	4.000	09/01/2045	611,393
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(f)
1,000,000	5.000	09/01/2035	1,055,227
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
475,000	4.000	09/01/2041	435,243
City of Los Angeles Department of Airports International Airport Subordinate RB 2022 Series A (AMT) (Aa3\AA-)
9,420,000	5.000	05/15/2030	10,572,775
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	310,587
330,000	4.000	09/01/2030	329,818
440,000	4.000	09/01/2032	432,451
450,000	4.000	09/01/2034	432,205
465,000	4.000	09/01/2036	439,086
150,000	3.000	09/01/2038	118,721
160,000	3.000	09/01/2039	124,823
190,000	4.000	09/01/2040	171,899
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,140,000	5.000	04/01/2024	1,164,354
1,325,000	5.000	04/01/2027	1,374,821
1,000,000	5.000	04/01/2029	1,037,827
1,250,000	5.000	04/01/2030	1,289,297
1,500,000	5.000	04/01/2031	1,539,749

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
$165,000	4.000%	09/01/2030	$ 162,988
190,000	4.000	09/01/2033	184,321
200,000	4.000	09/01/2036	191,040
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
670,000	4.000	09/02/2026	681,749
800,000	4.000	09/02/2031	785,834
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	105,600
100,000	5.000	09/01/2027	105,233
100,000	5.000	09/01/2028	104,702
100,000	5.000	09/01/2029	104,160
140,000	5.000	09/01/2031	144,716
250,000	5.000	09/01/2032	257,937
230,000	5.000	09/01/2033	237,016
150,000	5.000	09/01/2034	154,383
150,000	5.000	09/01/2035	154,251
700,000	5.000	09/01/2036	719,291
275,000	5.000	09/01/2037	282,434
250,000	5.000	09/01/2038	256,504
500,000	5.000	09/01/2039	512,298
City of Roseville CA ST Series 2019 (NR/NR)
85,000	4.000	09/01/2023	86,127
80,000	4.000	09/01/2024	81,426
150,000	4.000	09/01/2025	152,994
275,000	5.000	09/01/2026	291,891
210,000	5.000	09/01/2027	224,011
160,000	5.000	09/01/2028	171,858
170,000	5.000	09/01/2029	182,318
110,000	5.000	09/01/2030	117,549
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	296,383
815,000	5.000	09/01/2034	861,428
445,000	5.000	09/01/2039	466,267
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
55,000	3.000	09/01/2022	55,042
70,000	4.000	09/01/2024	71,262
95,000	4.000	09/01/2026	97,109
65,000	5.000	09/01/2030	70,009
190,000	4.000	09/01/2032	185,512
225,000	4.000	09/01/2034	217,135
265,000	4.000	09/01/2036	253,128
305,000	4.000	09/01/2038	287,926
330,000	4.000	09/01/2040	305,061

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
$875,000	4.000%	09/01/2041	$ 797,083
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
535,000	4.000	09/01/2028	543,646
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2041	458,151
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	637,395
1,000,000	5.000	09/01/2040	1,050,548
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,280,621
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	308,251
330,000	2.250	09/01/2026	307,594
350,000	2.375	09/01/2028	313,463
380,000	2.750	09/01/2031	326,531
405,000	3.000	09/01/2033	347,561
415,000	3.000	09/01/2034	353,624
270,000	3.000	09/01/2035	226,539
900,000	3.125	09/01/2037	747,391
740,000	3.125	09/01/2039	602,318
810,000	3.250	09/01/2041	648,348
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	357,384
465,000	5.000	09/01/2049	478,994
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	80,178
700,000	3.250	09/01/2041	574,314
600,000	3.500	09/01/2049	480,747
940,000	4.000	09/01/2049	828,783
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/AA)
275,000	3.125	08/01/2035	260,774
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	474,483
725,000	5.000	09/01/2039	757,399
County of Los Angeles CA Community Facilities District NO 2021-01(h)
2,250,000	5.000	09/01/2047	2,271,485
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A2/A+)
1,225,000	5.000	07/01/2039	1,283,124

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
$1,365,000	4.000%	09/01/2045	$ 1,208,271
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,295,000	5.000	09/01/2027	1,363,047
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000	3.125	09/01/2044	296,128
1,630,000	3.125	09/01/2049	1,171,104
Eastern Foothill Transporation Corridor Agency Toll Road Refunding RB Series 2013B (A-/BBB)(a)(b)
1,175,000	5.500	07/15/2022	1,176,397
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
3,255,000	4.000	01/15/2046	2,991,265
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000	09/01/2046	369,151
500,000	4.000	09/01/2050	431,974
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)(a)
1,300,000	3.950	01/15/2053	1,154,457
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (A2/AA)(c)
3,000,000	0.000	01/15/2032	3,221,234
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (NR/A+)(b)
500,000	5.000	09/01/2022	502,907
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
15,850,000	3.850	06/01/2050	14,282,749
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(b)
24,130,000	5.000	06/01/2028	27,482,371
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (A+/Aa3)(b)
13,395,000	5.000	06/01/2025	14,496,779
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2018A-1 (US TREASURY OBLIGATIONS / CASH) (NR\NR)(b)
5,250,000	5.000	06/01/2028	5,979,380
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(f)
665,000	4.000	06/01/2036	669,879
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
1,000,000	3.678	06/01/2038	947,271

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
$650,000	5.000%	09/01/2025	$ 691,111
650,000	5.000	09/01/2026	699,321
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	510,359
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	462,628
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	184,353
175,000	4.000	09/01/2026	179,568
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000	5.000	09/01/2030	375,687
310,000	5.000	09/01/2032	330,125
360,000	5.000	09/01/2034	381,425
460,000	5.000	09/01/2036	486,920
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	802,250
2,500,000	5.000	09/01/2048	2,573,082
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
3,000,000	3.500	09/01/2035	2,853,142
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (Aa2/AA)
2,335,000	5.000	05/15/2034	2,507,009
Los Angeles Department of Airports Subordinated RB Refunding Series 2021 B (Aa3/AA-)
3,810,000	5.000	05/15/2038	4,217,374
3,915,000	5.000	05/15/2039	4,324,896
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (Aa3/AA-)
1,000,000	5.000	05/15/2029	1,069,124
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (Aa3/AA-)
7,000,000	5.250	05/15/2048	7,388,877
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (Aa3/AA-)
5,000,000	5.000	05/15/2030	5,433,641
1,000,000	5.000	05/15/2035	1,061,414
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (Aa3/AA-)
6,000,000	5.000	05/15/2030	6,650,746
Los Angeles Unified School District 2014 GO Refunding Bonds Series C (A+/Aa3)
4,520,000	5.000	07/01/2027	4,765,455

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa3/AA)(g)
$2,000,000	0.000%		08/01/2037	$ 1,072,664
4,500,000	0.000		08/01/2038	2,299,746
4,500,000	0.000		08/01/2039	2,188,112
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)(g)
1,205,000	0.000		08/01/2026	1,070,189
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)(g)
2,510,000	0.000		08/01/2035	1,516,766
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000	6.500		11/01/2039	2,161,000
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
3,295,000	6.125		11/01/2029	3,676,792
2,000,000	6.500		11/01/2039	2,469,714
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)(c)
5,000,000	0.000		08/01/2035	5,432,140
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(e)
	(3M USD LIBOR + 0.72%)
4,605,000	2.246		07/01/2027	4,503,936
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (A2/AA)
11,335,000	5.000		11/01/2047	11,884,784
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
2,150,000	0.000	(g)	08/01/2031	1,498,397
4,150,000	0.000	(g)	08/01/2032	2,791,953
3,500,000	0.000	(g)	08/01/2033	2,240,985
6,450,000	7.000		08/01/2038	7,587,789
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000		09/01/2023	598,765
320,000	4.000		09/01/2024	326,239
400,000	4.000		09/01/2025	409,189
1,490,000	4.000		09/01/2026	1,522,500
305,000	4.000		09/01/2027	309,533
500,000	4.000		09/01/2028	504,477
1,780,000	4.000		09/01/2029	1,781,818
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
3,965,000	5.000		09/01/2027	4,054,166
1,000,000	5.375		09/01/2031	1,022,009
485,000	5.250		09/01/2034	495,466
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000	4.000		09/01/2041	771,333
555,000	4.000		09/01/2046	461,595

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside County Transportation Commission Toll Revenue Senior Lien Refunding Bonds 2021 Series B-1 (A/BBB+)
$2,230,000	4.000%	06/01/2037	$ 2,193,888
2,965,000	4.000	06/01/2038	2,899,790
3,845,000	4.000	06/01/2039	3,744,113
1,755,000	4.000	06/01/2040	1,698,398
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2027	199,365
205,000	4.000	09/01/2028	208,303
210,000	4.000	09/01/2029	212,838
220,000	4.000	09/01/2030	218,067
545,000	4.000	09/01/2034	524,009
500,000	4.000	09/01/2037	472,458
370,000	4.000	09/01/2040	337,223
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	793,251
1,075,000	5.000	09/01/2026	1,150,928
1,000,000	5.000	09/01/2027	1,079,918
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
50,000	4.000	09/01/2022	50,128
100,000	5.000	09/01/2031	106,456
185,000	5.000	09/01/2032	196,536
165,000	5.000	09/01/2033	174,536
175,000	4.000	09/01/2034	168,883
150,000	4.000	09/01/2035	144,010
125,000	3.000	09/01/2036	101,242
470,000	5.000	09/01/2039	491,575
250,000	3.250	09/01/2041	197,485
400,000	5.000	09/01/2045	412,375
1,000,000	5.000	09/01/2049	1,026,402
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500	09/01/2037	613,922
600,000	4.000	09/01/2041	542,008
4,480,000	4.000	09/01/2050	3,852,131
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (NR/AA)
1,000,000	5.000	07/01/2029	1,053,303
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(e)
	(3M USD LIBOR + 0.55%)
21,905,000	1.609	06/01/2034	20,297,388
San Diego Community College District 2016 GO Refunding Bonds (AAA/Aaa)(b)
5,500,000	5.000	08/01/2026	6,097,798
San Diego County Regional Airport Authority RB Refunding Series 2013 B (AMT) (A1/A)
3,465,000	5.000	07/01/2023	3,570,387

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2\NR)
$13,800,000	4.000%	07/01/2040	$ 13,186,613
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)(g)
5,000,000	0.000	07/01/2039	2,360,014
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (Aa2/AA-)(b)
3,500,000	4.000	07/01/2023	3,580,308
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A1/A)
4,650,000	5.000	05/01/2049	4,901,587
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A1/A)
2,000,000	5.500	05/01/2028	2,042,914
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A1/A)
1,000,000	4.000	05/01/2039	972,659
2,800,000	4.000	05/01/2040	2,706,534
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (NR/A)
10,000,000	5.000	05/01/2023	10,258,484
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (NR/A)
1,300,000	5.000	05/01/2027	1,412,610
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
1,000,000	5.000	08/01/2033	1,081,389
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	528,942
1,550,000	5.000	09/01/2044	1,609,496
2,275,000	5.000	09/01/2049	2,350,494
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)(g)
1,715,000	0.000	01/15/2026	1,525,959
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (NR/A)(b)
1,000,000	5.000	01/15/2025	1,072,001
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (Aa1/AA+)
12,235,000	4.000	08/01/2050	11,921,970
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (Aa1/AA+)
15,995,000	4.000	08/01/2050	15,585,771
State of California GO Bonds Various Purpose GO Refunding Bonds (Aa2\AA-)
8,000,000	5.000	11/01/2031	9,347,737

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
State of California Various Purpose GO Bonds (Aa2\AA-)
$10,000,000	5.000%	04/01/2028	$ 11,366,281
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
10,775,000	4.000	03/01/2037	10,854,901
Stockton Unified School District GO Refunding Bonds Series 2016 (Aa3/A+)
2,735,000	5.000	08/01/2025	2,949,560
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (NR/BBB-)
1,760,000	4.000	06/01/2049	1,763,689
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(g)
6,000,000	0.000	06/01/2060	863,509
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
885,000	5.000	06/01/2026	937,196
1,180,000	5.000	06/01/2027	1,259,896
920,000	5.000	06/01/2028	986,838
1,780,000	5.000	06/01/2029	1,918,939
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,745,000	5.000	06/01/2032	1,863,063
870,000	5.000	06/01/2034	923,537
435,000	5.000	06/01/2035	460,911
870,000	5.000	06/01/2036	919,967
870,000	5.000	06/01/2039	913,291
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
2,715,000	5.000	06/01/2048	2,641,831
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(g)
7,975,000	0.000	06/01/2054	1,398,778
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
475,000	2.375	09/02/2041	321,188
1,050,000	2.500	09/02/2046	679,752
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,265,000	5.000	10/01/2028	1,424,671
580,000	5.000	10/01/2029	660,234
490,000	5.000	10/01/2030	558,913
1,025,000	5.000	10/01/2031	1,164,163
880,000	5.000	10/01/2033	989,508
615,000	5.000	10/01/2035	686,541
705,000	5.000	10/01/2036	783,095
880,000	5.000	10/01/2037	972,757

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR) – (continued)
$880,000	5.000%	10/01/2038	$ 967,478
880,000	5.000	10/01/2039	962,624
970,000	5.000	10/01/2040	1,055,562
950,000	5.000	10/01/2045	1,021,230
1,035,000	2.400	10/01/2049	963,853
995,000	5.000	10/01/2049	1,066,600
University of California RB Refunding Series 2018 O (Aa3/AA-)
3,500,000	5.500	05/15/2058	3,808,043
University of California RB Refunding Series 2020 BE (Aa2/AA)
8,800,000	5.000	05/15/2041	9,760,414
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL) (Baa2/AA-)(g)
1,175,000	0.000	08/01/2025	1,079,506
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	817,131

			792,705,738

Colorado – 3.9%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250	12/01/2040	7,546,678
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)(b)
325,000	5.250	12/01/2026	364,930
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,425,000	4.700	12/01/2047	1,199,655
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500	12/01/2050	2,588,044
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(c)(f)
1,855,000	0.000	12/01/2049	1,491,884
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/AA)
14,305,000	5.000	03/01/2043	15,410,516
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (ST HGR ED INTERCEPT PROG) (NR/NR)(b)
9,555,000	5.000	03/01/2028	10,806,111
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	518,868
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000	12/01/2035	517,427
515,000	5.000	12/01/2040	490,619
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(f)
1,120,000	5.000	12/01/2040	1,071,872

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
$1,000,000	5.250%	12/01/2038	$ 972,470
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
515,000	5.000	12/01/2041	468,173
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA+)
3,510,000	6.000	12/15/2029	4,135,148
10,805,000	6.000	12/15/2030	12,693,330
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	938,972
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
900,000	4.000	10/01/2056	708,996
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
150,000	4.000	05/01/2036	136,421
150,000	4.000	05/01/2041	130,585
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(f)
300,000	5.000	02/01/2034	285,544
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(f)
1,300,000	5.000	10/01/2029	1,350,080
2,500,000	5.000	10/01/2039	2,494,084
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
345,000	4.000	11/01/2029	335,229
400,000	5.000	11/01/2039	402,424
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000	5.000	06/01/2049	331,179
350,000	5.000	06/01/2054	356,223
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (NR/Baa3)
700,000	5.000	11/01/2049	699,704
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
1,800,000	4.000	09/01/2050	1,605,571
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
3,900,000	4.000	11/15/2043	3,849,156
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2030	1,067,290
270,000	5.000	08/01/2035	283,585
3,010,000	4.000	08/01/2044	2,770,350

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
$1,000,000	5.000%	08/01/2035	$ 1,050,317
2,500,000	5.000	08/01/2036	2,617,129
1,500,000	5.000	08/01/2038	1,558,711
3,035,000	5.000	08/01/2039	3,142,985
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)(b)
1,150,000	5.000	06/01/2027	1,281,925
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,730,000	4.000	11/01/2039	1,661,178
7,435,000	5.000	11/01/2039	7,821,303
8,285,000	5.000	11/01/2044	8,625,099
1,950,000	5.000	11/01/2049	2,015,981
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
2,640,000	4.000	01/01/2036	2,628,835
Colorado Health Facilities Authority RB Series 2019A-2 (A-/Baa1)
3,495,000	4.000	08/01/2049	3,131,050
Colorado Health Facilities Authority RB Series 2019B (AA/AA)(a)(b)
6,000,000	5.000	11/19/2026	6,609,975
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A-/BBB+)(a)(b)
8,500,000	5.000	08/01/2025	8,882,622
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250	12/01/2051	669,435
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	2,979,341
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
500,000	4.500	12/01/2027	497,099
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	834,712
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000	5.000	12/01/2039	1,205,588
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(f)
740,000	5.000	12/01/2029	673,246
1,940,000	5.500	12/01/2039	1,668,106
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(f)
2,730,000	5.000	12/01/2029	2,498,732
3,105,000	5.500	12/01/2039	2,698,170
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A2/A)
1,500,000	5.000	12/01/2038	1,577,861
11,500,000	5.250	12/01/2048	12,091,938

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver City & County Airport RB Series 2013 A (AMT) (A2/A)
$5,000,000	5.500%	11/15/2029	$ 5,166,619
Denver City & County School District No. 1 GO Bonds Series 2021 (ST AID WITHHLDG) (Aa1/AA+)
6,095,000	4.000	12/01/2045	6,068,456
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
24,495,000	5.000	10/01/2032	24,415,475
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(f)
4,995,000	5.000	12/01/2025	5,320,222
5,145,000	5.000	12/01/2026	5,550,912
5,285,000	5.000	12/01/2027	5,727,327
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (BBB-/Baa2)
1,235,000	5.000	12/01/2033	1,268,877
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000	12/01/2030	667,307
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
765,000	5.000	12/01/2024	802,765
205,000	5.000	12/01/2025	218,348
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
880,000	5.000	12/01/2030	952,609
1,230,000	5.000	12/01/2031	1,324,623
3,500,000	5.000	12/01/2032	3,751,818
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(f)
4,355,000	5.250	12/01/2039	4,425,124
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A2/AA)(g)
1,500,000	0.000	09/01/2035	874,628
E-470 Public Highway Authority RB Refunding Series 2020 A (A2/A)
880,000	5.000	09/01/2027	981,682
880,000	5.000	09/01/2028	990,107
1,145,000	5.000	09/01/2034	1,282,849
1,100,000	5.000	09/01/2035	1,229,986
1,235,000	5.000	09/01/2036	1,378,486
E-470 Public Highway Authority RB Series 2004 B (NATL) (A2/A)(g)
1,350,000	0.000	09/01/2030	996,520
E-470 Public Highway Authority RB Series 2010 A (A2/A) (g)
6,000,000	0.000	09/01/2040	2,632,711
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(f)
2,800,000	5.550	12/01/2047	2,863,984
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
325,000	3.000	12/01/2029	288,059
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR) (NR/NR)
570,000	3.750	12/01/2034	461,441

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
$650,000	4.000%	12/01/2031	$ 566,581
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/NR) (NR/NR)
725,000	5.000	12/01/2041	659,078
1,550,000	5.000	12/01/2051	1,338,173
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	872,985
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(f)
1,070,000	5.500	12/01/2050	1,013,562
Jefferson County School District R-1 GO Bonds Series 2020 A (ST AID WITHHLDG) (Aa1/AA)
8,630,000	4.000	12/15/2037	8,913,325
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,275,000	4.250	12/01/2046	7,760,624
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,329,795
1,000,000	5.000	12/01/2049	928,084
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,147,181
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,306,224
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500	12/01/2041	2,218,468
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	482,759
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
215,000	4.000	12/01/2022	216,239
160,000	4.000	12/01/2023	163,510
175,000	4.000	12/01/2024	179,517
100,000	4.000	12/01/2025	102,805
315,000	4.000	12/01/2026	323,432
290,000	4.000	12/01/2029	294,377
205,000	4.000	12/01/2030	200,202
225,000	4.000	12/01/2031	218,663
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(f)
500,000	4.000	12/01/2035	430,790
500,000	5.000	12/01/2041	457,009
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	884,210
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	603,367

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
$1,000,000	5.625%	12/01/2048	$ 983,066
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
2,000,000	6.250	11/15/2028	2,229,610
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	4,784,581
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,250,000	4.000	12/01/2036	1,091,103
2,000,000	4.000	12/01/2041	1,644,786
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	830,540
Regional Transportation Distrcit Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1\NR)
450,000	5.000	07/15/2028	475,043
715,000	5.000	01/15/2029	755,001
400,000	5.000	07/15/2029	422,765
500,000	5.000	01/15/2030	528,387
350,000	5.000	07/15/2030	369,922
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (Baa1/NR)
440,000	5.000	01/15/2028	464,212
Regional Transportation District Sales Tax Revenue RB Series 2016 A (Aa2/AA+)
19,445,000	5.000	11/01/2046	20,883,607
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	793,564
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	2,761,143
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(b)
386,000	4.500	12/01/2023	398,905
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,241,883
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
75,000	5.000	12/01/2025	80,512
125,000	5.000	12/01/2026	135,937
150,000	5.000	12/01/2027	164,657
235,000	5.000	12/01/2028	260,090
175,000	5.000	12/01/2029	195,201
300,000	4.000	12/01/2030	317,436
300,000	4.000	12/01/2031	316,153
375,000	4.000	12/01/2032	393,809
220,000	4.000	12/01/2034	229,879
325,000	4.000	12/01/2039	328,977

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
$500,000	5.500%	12/01/2048	$ 461,096
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
100,000	3.000	12/01/2022	99,635
1,000,000	5.000	12/01/2037	984,271
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
100,000	3.500	12/01/2027	93,851
115,000	5.000	12/01/2037	113,191
325,000	5.000	12/01/2047	305,845
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	998,888
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
350,000	5.000	12/01/2032	374,705
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2030	1,003,592
6,920,000	5.000	12/01/2047	6,548,761
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,250,000	3.750	12/01/2040	1,004,091
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
975,000	4.150	12/01/2030	937,424
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000	12/01/2026	214,606
205,000	5.000	12/01/2027	228,821
210,000	5.000	12/01/2028	236,966
210,000	5.000	12/01/2029	239,433
215,000	5.000	12/01/2030	243,897
230,000	5.000	12/01/2031	259,882
250,000	5.000	12/01/2032	281,515
255,000	5.000	12/01/2033	285,423
285,000	5.000	12/01/2034	317,368
100,000	5.000	12/01/2035	111,163
695,000	5.000	12/01/2050	755,612
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
105,000	5.000	12/15/2022	106,484
115,000	5.000	12/15/2023	119,641
130,000	5.000	12/15/2024	138,054
125,000	5.000	12/15/2025	135,479
135,000	5.000	12/15/2026	146,958
125,000	5.000	12/15/2027	135,889
125,000	5.000	12/15/2028	135,677
125,000	5.000	12/15/2029	135,558

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA) – (continued)
$125,000	5.000%	12/15/2030	$ 135,464
135,000	5.000	12/15/2031	146,090
160,000	5.000	12/15/2032	172,925
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,000,000	5.000	12/01/2040	908,171
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)(b)
595,000	5.000	12/01/2024	647,341
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,204,718
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	575,720

			332,719,325

Connecticut – 1.7%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
450,000	5.000	08/01/2026	489,745
965,000	5.000	08/01/2027	1,065,741
1,165,000	5.000	08/01/2028	1,295,023
750,000	5.500	08/01/2029	848,710
350,000	5.500	08/01/2030	394,271
525,000	5.500	08/01/2031	589,303
500,000	5.500	08/01/2032	559,652
405,000	5.500	08/01/2033	452,061
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A2/AA)
1,350,000	5.000	02/01/2024	1,407,135
1,400,000	5.000	02/01/2026	1,517,233
600,000	5.000	02/01/2027	659,406
1,050,000	5.000	02/01/2028	1,168,384
Connecticut State GO Bonds Series 2018 C (Aa3/A+)
680,000	5.000	06/15/2028	769,194
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/A+)
5,000,000	5.000	04/15/2028	5,645,469
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(f)
400,000	5.000	01/01/2030	411,265
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-1 (NR/NR)(f)
650,000	3.250	01/01/2027	628,072
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-2 (NR/NR)(f)
550,000	2.750	01/01/2026	529,378
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
390,000	5.000	07/01/2025	405,126
575,000	5.000	07/01/2026	600,134
440,000	5.000	07/01/2027	461,408
530,000	5.000	07/01/2028	555,401
485,000	5.000	07/01/2029	508,969
875,000	5.000	07/01/2030	911,323

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-) – (continued)
$645,000	5.000%	07/01/2031	$ 667,855
575,000	5.000	07/01/2032	593,131
475,000	5.000	07/01/2033	488,395
450,000	5.000	07/01/2034	461,510
870,000	4.000	07/01/2039	771,337
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(f)
3,675,000	4.750	10/01/2048	3,183,899
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa3/AA)
5,540,000	5.000	11/01/2026	6,138,796
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(f)
3,750,000	7.000	02/01/2045	3,800,925
South Central Connecticut Regional Authority Water System RB 36 Series A-1 (AA-/NR)
3,500,000	4.000	08/01/2038	3,547,690
State of Connecticut GO Bonds Series 2018 (Aa3/A+)
1,770,000	5.000	06/15/2027	1,982,155
755,000	5.000	06/15/2029	846,965
State of Connecticut GO Bonds Series 2018 C (Aa3/A+)
165,000	5.000	06/15/2032	181,828
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+)
1,500,000	5.000	04/15/2025	1,614,160
6,395,000	5.000	04/15/2026	7,019,614
1,350,000	5.000	04/15/2028	1,524,277
1,000,000	5.000	04/15/2035	1,101,025
1,000,000	5.000	04/15/2036	1,097,464
1,000,000	5.000	04/15/2039	1,089,233
State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/WR\AAA) (PUTABLE)(a)(b)(d)
18,600,000	1.100	02/11/2025	17,852,964
State of Connecticut Special Tax Obligation Bonds for Transportation Insfrastructure 2021 Series D (Aa3\AA-)
10,000,000	4.000	11/01/2038	10,006,840
State of Connecticut State Revolving Fund RB Series 2017 A (Aaa/AAA)
9,655,000	5.000	05/01/2036	10,579,515
State of Connecticut State Revolving Fund RB Series 2019 A (Aaa/AAA)
6,910,000	5.000	02/01/2032	7,787,042
4,000,000	5.000	02/01/2033	4,491,185
14,215,000	5.000	02/01/2036	15,869,438
8,640,000	5.000	02/01/2037	9,621,921
6,295,000	5.000	02/01/2039	6,985,936
State on Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(a)(b)
2,290,000	1.800	07/01/2024	2,259,324
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(f)
480,000	4.000	04/01/2036	433,123
400,000	4.000	04/01/2041	345,534

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
West Haven GO Bonds Series 2017 A (Baa3/BBB)
$325,000	5.000%	11/01/2025	$ 351,109
325,000	5.000	11/01/2026	356,202
325,000	5.000	11/01/2027	360,209
West Haven GO Bonds Series 2017 B (Baa3/BBB)
645,000	5.000	11/01/2024	683,999
240,000	5.000	11/01/2026	263,042

			146,230,045

Delaware – 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
370,000	3.000	06/01/2032	316,127
450,000	4.000	06/01/2042	392,628
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
1,350,000	4.000	09/01/2041	1,216,373
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
700,000	5.000	06/01/2025	741,907
760,000	5.000	06/01/2026	817,077
725,000	5.000	06/01/2027	782,763
600,000	5.000	06/01/2029	640,226
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
440,000	4.000	08/01/2029	431,891
615,000	5.000	08/01/2039	615,398
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000	09/01/2030	519,587
1,550,000	5.000	09/01/2040	1,601,363
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
492,000	4.000	07/01/2023	497,905
531,000	4.000	07/01/2024	538,460
549,000	4.000	07/01/2025	556,894
597,000	4.000	07/01/2026	603,400
655,000	4.000	07/01/2027	660,699
2,176,000	4.000	07/01/2030	2,097,261
University of Delaware RB Series 2015 (WR/AA+)(b)
1,805,000	5.000	05/01/2025	1,945,766

			14,975,725

District of Columbia – 1.1%
District of Columbia GO Refunding Bonds Series 2017 A (Aaa/AA+)
10,000,000	5.000	06/01/2035	10,869,591
1,300,000	4.000	06/01/2037	1,311,705
District of Columbia Private Activity RB Series 2022A (NR/NR)
1,750,000	5.500	02/28/2037	1,876,459

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia RB for International School Series 2019 (NR/BBB)
$860,000	5.000%	07/01/2039	$ 870,698
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
1,275,000	4.000	07/01/2039	1,197,191
550,000	4.000	07/01/2044	499,076
District of Columbia RB for Rocketship DC Obligated Group Series 2021A (NR/NR)(f)
1,000,000	5.000	06/01/2051	995,845
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
1,250,000	2.532	04/01/2029	1,116,474
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A3/A-)
135,000	6.500	05/15/2033	139,822
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (Aa2/AA+)
5,000,000	5.000	10/01/2030	5,034,539
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (Aa2/AA+)(a)(b)
6,390,000	1.750	10/01/2024	6,331,836
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2\AA+)(a)(b)
2,875,000	3.000	10/01/2027	2,835,184
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (AA-/Aa3)
7,500,000	5.000	10/01/2044	7,919,294
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019B (NON-AMT) (AA-/Aa3)
4,000,000	5.000	10/01/2026	4,414,920
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (AMT) (AA-/Aa3)
19,325,000	5.000	10/01/2026	21,046,380
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,060,000	5.000	10/01/2031	1,184,947
850,000	5.000	10/01/2033	942,302
850,000	5.000	10/01/2034	938,102
850,000	5.000	10/01/2035	934,117
1,375,000	5.000	10/01/2036	1,504,814
850,000	5.000	10/01/2037	928,006
850,000	5.000	10/01/2038	926,303
1,275,000	5.000	10/01/2039	1,387,374
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
2,130,000	3.000	10/01/2050	1,618,496
2,785,000	4.000	10/01/2053	2,564,739
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
695,000	4.000	10/01/2044	634,688

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-) – (continued)
$925,000	5.000%	10/01/2047	$ 951,020
1,390,000	4.000	10/01/2049	1,238,877
1,550,000	4.000	10/01/2053	1,361,799
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (Aa3/A+)(b)
3,400,000	5.000	10/01/2022	3,428,853
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (Aa3/A+)
6,375,000	5.000	10/01/2034	6,830,445

			93,833,896

Florida – 11.2%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
915,000	5.375	06/15/2042	920,571
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
7,240,000	3.250	05/01/2036	6,373,874
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
705,000	4.000	05/01/2025	702,363
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
75,000	4.000	05/01/2024	74,918
215,000	4.500	05/01/2029	215,089
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
480,000	2.875	05/01/2025	461,538
3,400,000	3.250	05/01/2031	2,965,427
1,420,000	3.625	05/01/2040	1,167,086
1,725,000	4.000	05/01/2051	1,412,221
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)
2,250,000	4.000	10/01/2040	1,960,703
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
190,000	3.500	05/01/2024	188,570
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
360,000	2.500	05/01/2024	358,514
370,000	3.000	05/01/2025	364,230
380,000	3.000	05/01/2026	373,148
395,000	3.125	05/01/2027	388,751
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
185,000	4.250	05/01/2027	181,045
335,000	4.750	05/01/2036	318,975
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
230,000	4.125	05/01/2023	230,012

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
$260,000	3.600%	05/01/2029	$ 242,441
340,000	4.000	05/01/2036	309,369
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
210,000	3.125	11/01/2024	203,270
990,000	3.500	11/01/2030	885,831
1,705,000	4.000	11/01/2040	1,496,762
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(f)
215,000	4.200	05/01/2024	215,294
630,000	4.550	05/01/2029	631,630
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(f)
400,000	2.500	05/01/2026	366,568
500,000	3.000	05/01/2031	422,424
425,000	3.200	05/01/2041	326,538
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(f)
205,000	2.500	05/01/2026	188,824
315,000	3.000	05/01/2031	270,492
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
105,000	3.350	11/01/2024	103,139
200,000	3.700	11/01/2029	189,035
695,000	4.125	11/01/2039	627,641
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
135,000	5.000	05/01/2028	136,227
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000	05/01/2032	167,111
225,000	3.375	05/01/2041	177,952
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
390,000	5.375	05/01/2028	397,057
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
165,000	2.250	05/01/2026	149,825
435,000	2.750	05/01/2031	364,988
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
335,000	2.500	05/01/2025	316,979
320,000	3.250	05/01/2030	280,419
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
175,000	2.500	05/01/2023	175,828
180,000	2.500	05/01/2024	180,180
185,000	3.000	05/01/2025	184,020
190,000	3.000	05/01/2026	186,947

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-) – (continued)
$1,050,000	3.625%	05/01/2031	$ 987,183
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
65,000	3.625	06/01/2024	64,353
450,000	4.000	06/01/2030	429,442
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
310,000	2.500	05/01/2025	294,136
285,000	3.000	05/01/2030	248,615
775,000	4.000	05/01/2040	683,451
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
480,000	2.500	05/01/2025	455,436
250,000	3.000	05/01/2030	218,084
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
155,000	2.500	05/01/2025	147,068
145,000	3.000	05/01/2030	126,488
385,000	4.000	05/01/2040	339,521
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
205,000	5.000	11/01/2031	206,076
100,000	5.250	11/01/2046	100,415
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(f)
190,000	4.000	11/01/2024	190,035
365,000	4.500	11/01/2029	366,231
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
1,250,000	4.125	05/01/2027	1,228,447
2,000,000	4.250	05/01/2032	1,910,006
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
360,000	2.375	05/01/2026	328,663
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
60,000	4.500	11/01/2025	60,443
175,000	5.000	11/01/2036	173,936
305,000	5.000	11/01/2048	294,913
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR\NR)
350,000	3.300	05/01/2032	299,858
1,385,000	4.000	05/01/2042	1,200,967
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
525,000	4.250	05/01/2029	540,278
465,000	4.500	05/01/2035	466,153
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
455,000	4.500	05/01/2025	458,750

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
$125,000	2.500%	05/01/2023	$ 125,480
130,000	2.750	05/01/2024	130,382
90,000	3.000	05/01/2025	89,038
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
315,000	3.500	05/01/2023	318,789
325,000	3.500	05/01/2024	330,614
340,000	3.500	05/01/2025	342,294
350,000	3.500	05/01/2026	351,605
365,000	3.500	05/01/2027	365,091
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
155,000	2.500	11/01/2022	154,867
160,000	2.750	11/01/2023	159,060
170,000	3.000	11/01/2025	164,994
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	2.625	05/01/2025	597,404
1,075,000	3.250	05/01/2030	942,952
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
250,000	2.500	12/15/2025	233,992
325,000	3.125	12/15/2030	281,423
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
75,000	3.000	06/15/2025	71,944
465,000	3.250	06/15/2030	408,085
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
950,000	5.625	06/15/2052	949,280
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
165,000	3.500	06/15/2024	163,784
1,000,000	4.000	06/15/2032	948,301
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
295,000	2.500	05/01/2026	270,350
455,000	3.000	05/01/2031	383,965
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
245,000	2.875	05/01/2025	235,945
1,130,000	3.250	05/01/2031	982,693
500,000	3.625	05/01/2040	408,709
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
400,000	3.000	06/15/2032	334,048
1,095,000	3.250	06/15/2042	830,755
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,000,000	4.000	05/01/2042	867,124

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
$425,000	2.375%	05/01/2026	$ 386,414
500,000	2.850	05/01/2031	421,080
Broward County School District GO Bonds Series 2021 (Aa2/AA-)
6,410,000	5.000	07/01/2038	7,337,131
4,420,000	5.000	07/01/2040	5,037,590
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
155,000	3.250	12/15/2024	151,096
1,280,000	3.500	12/15/2030	1,141,704
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
20,250,000	5.875	07/01/2054	18,225,000
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(f)
28,215,000	5.250	12/01/2058	26,362,395
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(f)
610,000	4.000	07/01/2041	491,252
760,000	4.000	07/01/2051	560,609
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(f)
230,000	3.250	06/01/2031	197,159
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(f)
425,000	3.000	12/15/2029	384,289
645,000	5.000	12/15/2039	638,321
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(f)
900,000	4.000	12/01/2028	848,322
1,375,000	5.250	12/01/2043	1,337,045
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
880,000	4.500	01/01/2035	799,762
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
558,000	4.250	05/01/2031	559,979
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.250	05/01/2026	117,538
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
110,000	3.500	11/01/2025	109,772
115,000	3.500	11/01/2026	114,247
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
235,000	2.500	05/01/2023	235,615
245,000	2.500	05/01/2024	244,248
250,000	3.000	05/01/2025	246,587
255,000	3.000	05/01/2026	250,129
600,000	4.250	05/01/2037	571,593

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
$97,000	3.875%	11/01/2024	$ 95,779
189,000	4.200	11/01/2029	185,833
750,000	5.000	11/01/2049	711,580
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
85,000	3.000	05/01/2025	81,894
625,000	3.375	05/01/2031	564,420
590,000	3.750	05/01/2040	492,164
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
290,000	2.400	05/01/2026	263,370
650,000	2.875	05/01/2031	545,185
740,000	3.350	05/01/2041	571,370
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(f)
350,000	2.500	05/01/2026	321,066
260,000	3.000	05/01/2031	222,717
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(f)
370,000	2.625	05/01/2025	350,029
595,000	3.200	05/01/2030	518,392
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
100,000	3.250	05/01/2025	96,782
360,000	3.750	05/01/2030	329,440
975,000	4.250	05/01/2040	887,864
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,430,000	3.250	05/01/2041	1,085,547
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(f)
1,300,000	4.000	10/01/2051	961,082
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,345,000	5.500	10/01/2036	1,353,518
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(f)
1,000,000	5.000	10/01/2029	1,001,778
1,000,000	5.000	10/01/2034	978,804
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,000,000	4.000	10/01/2034	1,022,660
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
2,000,000	5.125	06/01/2042	2,000,787
950,000	5.250	06/01/2052	937,346
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,300,000	3.250	09/01/2025	1,267,181
City of Pompano Beach RB Series 2021B-2 (NR/BBB) (NR/NR)
1,865,000	1.450	01/01/2027	1,646,578

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of St. Petersburg Public Utility RB Series 2019A (NR/AA)
$6,495,000	5.000%	10/01/2049	$ 7,008,417
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
900,000	4.000	07/01/2038	879,131
750,000	5.000	07/01/2040	793,020
1,420,000	4.000	07/01/2045	1,340,584
6,460,000	5.000	07/01/2050	6,734,105
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
415,000	5.000	01/01/2037	409,529
1,485,000	5.000	01/01/2047	1,400,976
1,395,000	5.000	01/01/2052	1,299,536
City of West Palm Beach Utility System RB Series 2017 A (Aa2/AA+)
15,000,000	5.000	10/01/2042	16,399,474
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(c)
5,000,000	0.000	05/01/2038	4,670,513
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(f)
105,000	3.625	06/15/2024	103,964
295,000	4.000	06/15/2029	288,862
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
655,000	5.375	05/01/2036	655,077
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)(f)(h)
615,000	5.750	05/01/2042	647,897
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
880,000	2.375	05/01/2023	881,483
900,000	2.500	05/01/2024	898,827
925,000	2.750	05/01/2025	913,359
915,000	3.000	05/01/2026	898,234
980,000	3.200	05/01/2027	959,194
1,015,000	3.250	05/01/2028	988,808
1,500,000	3.750	05/01/2046	1,332,018
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
135,000	3.200	12/15/2024	131,523
500,000	3.500	12/15/2029	461,512
325,000	4.000	12/15/2039	287,352
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
160,000	2.750	05/01/2025	152,568
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000	05/01/2031	797,829
820,000	3.000	05/01/2037	639,249

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
$110,000	3.750%	11/01/2023	$ 108,689
355,000	4.500	11/01/2028	350,180
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
129,000	3.000	05/01/2023	129,923
133,000	3.250	05/01/2024	134,283
138,000	3.500	05/01/2025	138,007
143,000	3.625	05/01/2026	142,968
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
200,000	3.250	05/01/2023	202,377
205,000	3.375	05/01/2024	208,235
215,000	3.500	05/01/2025	216,798
210,000	4.125	05/01/2035	208,574
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
2,810,000	5.000	09/01/2033	3,070,859
2,955,000	5.000	09/01/2034	3,222,878
3,005,000	5.000	09/01/2035	3,271,601
1,610,000	4.000	09/01/2036	1,622,014
3,520,000	4.000	09/01/2038	3,532,790
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A1/A)
7,500,000	2.600	06/01/2023	7,548,945
County of Lake RB for Waterman Communities, Inc. Series 2020 B-3 (NR/NR)(b)
600,000	3.375	07/15/2022	600,351
County of Miami-Dade Aviation RB Series 2019 A (AMT) (NR/A-)
4,500,000	4.000	10/01/2044	4,234,720
10,220,000	5.000	10/01/2044	10,661,204
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
400,000	5.000	10/01/2026	422,126
475,000	5.000	10/01/2027	504,552
525,000	5.000	10/01/2028	558,771
450,000	5.000	10/01/2029	480,346
770,000	5.000	10/01/2030	817,438
365,000	5.000	10/01/2031	385,842
415,000	5.000	10/01/2032	437,101
350,000	5.000	10/01/2033	367,382
265,000	5.000	10/01/2034	277,821
435,000	5.000	10/01/2035	454,986
600,000	5.000	10/01/2036	626,160
525,000	5.000	10/01/2037	547,369
805,000	5.000	10/01/2038	837,401
1,000,000	5.000	10/01/2039	1,038,041
3,160,000	5.000	10/01/2049	3,232,909
1,390,000	4.000	10/01/2054	1,190,224

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)(g)
$155,000	0.000%	10/01/2025	$ 136,240
275,000	0.000	10/01/2026	231,250
360,000	0.000	10/01/2027	288,292
500,000	0.000	10/01/2028	380,799
700,000	0.000	10/01/2029	506,539
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
345,000	3.875	11/01/2024	340,988
740,000	4.250	11/01/2030	715,099
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(f)
100,000	3.125	11/01/2030	86,078
155,000	3.625	11/01/2040	126,330
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
450,000	3.875	05/01/2027	428,312
755,000	4.250	05/01/2032	717,622
2,185,000	4.625	05/01/2042	2,034,413
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
2,000,000	4.250	05/01/2042	1,795,559
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (NR/NR)
765,000	4.000	05/01/2024	768,001
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
180,000	2.250	05/01/2026	161,997
400,000	2.700	05/01/2031	329,562
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
460,000	2.625	06/15/2025	432,194
660,000	3.000	06/15/2031	558,619
475,000	4.000	06/15/2040	417,607
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(f)
155,000	2.625	05/01/2025	147,688
295,000	3.250	05/01/2030	265,279
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
255,000	4.375	05/01/2027	251,392
410,000	4.750	05/01/2032	399,920
535,000	5.000	05/01/2042	509,737
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
125,000	3.750	11/01/2023	124,274
730,000	4.500	11/01/2028	732,786
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,570,000	5.400	05/01/2039	2,515,529

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
$1,670,000	5.300%	05/01/2039	$ 1,673,382
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
205,000	3.250	05/01/2030	177,268
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
2,220,000	4.600	05/01/2028	2,237,245
745,000	4.250	12/15/2028	738,222
2,395,000	4.750	12/15/2038	2,332,226
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750	05/01/2034	694,384
955,000	4.000	05/01/2037	964,666
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
290,000	2.375	05/01/2026	265,296
470,000	3.000	05/01/2032	396,098
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)(h)
150,000	4.375	05/01/2027	150,480
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
185,000	3.000	05/01/2025	178,264
440,000	3.625	05/01/2031	395,390
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.500	05/01/2026	118,827
340,000	3.000	05/01/2031	288,378
550,000	3.300	05/01/2041	427,564
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
405,000	2.250	05/01/2026	368,060
460,000	3.000	05/01/2032	383,136
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
155,000	3.750	11/01/2024	152,797
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	274,095
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
440,000	3.250	05/01/2027	406,560
535,000	3.625	05/01/2032	464,382
785,000	4.000	05/01/2042	679,806
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
90,000	2.750	05/01/2025	85,408
110,000	3.250	05/01/2030	96,172

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
$385,000	2.500%	05/01/2026	$ 354,837
700,000	3.100	05/01/2031	601,277
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
1,050,000	3.000	05/01/2027	965,154
1,875,000	3.375	05/01/2032	1,626,350
1,875,000	4.000	05/01/2042	1,626,282
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(f)
430,000	3.000	05/01/2030	372,218
700,000	4.000	05/01/2040	616,510
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
375,000	2.625	05/01/2031	312,990
1,860,000	3.125	05/01/2041	1,416,492
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR) (NR/NR)
325,000	2.450	11/01/2026	292,682
450,000	3.100	11/01/2031	378,669
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
205,000	2.500	05/01/2026	187,586
375,000	3.000	05/01/2031	314,788
400,000	3.500	05/01/2041	317,481
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
3,705,000	4.000	08/15/2045	3,327,764
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB+)
2,640,000	5.000	08/15/2031	2,841,789
3,080,000	5.000	08/15/2032	3,283,080
2,595,000	5.000	08/15/2033	2,756,920
2,125,000	5.000	08/15/2034	2,252,856
2,760,000	5.000	08/15/2035	2,920,588
3,960,000	5.000	08/15/2036	4,183,544
5,280,000	5.000	08/15/2037	5,567,835
1,200,000	5.000	08/15/2038	1,262,689
3,605,000	5.000	08/15/2040	3,779,329
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	390,242
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
850,000	3.250	11/01/2025	815,174
375,000	3.625	11/01/2030	337,523

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
$200,000	3.250%	11/01/2025	$ 191,805
105,000	3.625	11/01/2030	94,507
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
210,000	4.125	11/01/2024	209,209
445,000	4.250	11/01/2029	437,556
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,355,000	2.625	05/01/2026	1,244,020
1,220,000	3.125	05/01/2031	1,039,240
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
310,000	3.250	05/01/2023	308,722
1,905,000	4.250	05/01/2029	1,912,045
3,105,000	5.000	05/01/2035	3,129,941
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	319,585
165,000	4.000	05/01/2040	145,382
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750	11/01/2035	1,175,528
Florida Development Finance Corp Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(f)
485,000	6.250	01/01/2024	480,069
9,090,000	6.375	01/01/2026	8,859,391
20,465,000	6.500	01/01/2029	19,569,501
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(f)
1,265,000	5.000	07/01/2032	1,217,815
3,000,000	5.375	07/01/2042	2,823,222
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(f)
1,505,000	4.000	06/01/2030	1,416,102
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(f)
425,000	4.000	12/15/2029	421,006
425,000	5.000	12/15/2034	435,276
490,000	5.000	12/15/2039	497,950
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,675,000	5.125	06/01/2040	1,607,618
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(f)
820,000	1.750	06/01/2026	751,931
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
320,000	4.000	07/01/2035	294,055

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
$420,000	4.000%	06/01/2030	$ 392,833
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(f)
4,900,000	7.375	01/01/2049	4,893,700
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	06/01/2031	257,848
200,000	5.000	06/01/2035	181,196
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(f)
630,000	4.000	06/30/2036	546,991
660,000	4.000	06/30/2041	546,976
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(f)
415,000	4.000	06/01/2026	404,585
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
250,000	5.000	04/01/2026	267,996
265,000	5.000	04/01/2027	287,786
280,000	5.000	04/01/2028	305,851
220,000	5.000	04/01/2029	242,069
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(f)
470,000	4.000	09/15/2030	454,330
1,050,000	5.000	09/15/2040	1,055,167
Florida Development Finance Corporation RB Series 2021A-1 (NR\NR)(a)(b)(f)
8,600,000	6.750	08/15/2023	8,500,410
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (NR/BBB-)
250,000	5.000	10/01/2022	251,624
250,000	5.000	10/01/2023	256,920
350,000	5.000	10/01/2024	364,197
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
2,000,000	4.500	06/01/2033	1,925,569
250,000	4.750	06/01/2038	241,326
4,500,000	5.000	06/01/2048	4,353,832
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000	5.000	03/01/2044	2,024,862
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
1,700,000	5.000	03/01/2039	1,690,389
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
2,750,000	5.000	03/01/2047	2,769,269

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
$1,540,000	4.875%	11/01/2037	$ 1,525,945
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	195,586
1,065,000	5.000	11/01/2038	1,049,741
840,000	5.000	11/01/2047	814,137
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
280,000	3.350	11/01/2024	274,483
885,000	3.700	11/01/2029	834,523
1,790,000	4.125	11/01/2039	1,611,995
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	391,631
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(f)
525,000	2.625	05/01/2025	503,691
495,000	3.250	05/01/2030	449,143
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950	05/01/2031	521,580
1,595,000	3.350	05/01/2041	1,242,714
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
690,000	4.250	05/01/2026	691,621
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
830,000	3.250	05/01/2025	798,030
1,360,000	4.000	05/01/2030	1,295,641
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
255,000	3.750	11/01/2024	250,972
560,000	4.125	11/01/2029	546,481
1,205,000	4.750	11/01/2039	1,165,587
1,935,000	5.000	11/01/2050	1,821,041
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200	11/01/2031	181,889
500,000	3.500	11/01/2041	392,418
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
570,000	2.500	05/01/2026	521,563
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
940,000	5.000	11/15/2036	944,343
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (Aa3/A+)
10,000,000	5.000	10/01/2023	10,338,840

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
$1,290,000	5.000%	10/01/2047	$ 1,335,016
Grove Resort Community Development District Special Assessment RB Series 2022 (NR\NR)
170,000	3.300	05/01/2032	145,191
440,000	3.550	05/01/2042	349,519
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
175,000	3.000	11/01/2024	168,744
1,095,000	3.500	11/01/2030	971,691
2,400,000	4.375	11/01/2049	2,108,848
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
490,000	3.875	05/01/2026	480,545
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	4.200	05/01/2027	488,033
500,000	4.400	05/01/2032	478,405
650,000	4.700	05/01/2042	610,813
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
325,000	2.625	05/01/2025	307,129
510,000	3.250	05/01/2030	445,053
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
160,000	2.375	05/01/2026	145,100
205,000	3.000	05/01/2031	171,961
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
545,000	3.100	05/01/2024	535,323
1,880,000	3.300	05/01/2029	1,744,888
370,000	3.700	05/01/2033	330,355
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
200,000	3.100	05/01/2024	196,449
1,150,000	3.300	05/01/2029	1,067,391
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(f)
265,000	4.000	05/01/2024	273,263
265,000	4.000	05/01/2025	273,369
140,000	4.000	05/01/2026	144,861
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	97,512
400,000	3.500	11/01/2030	361,252
1,000,000	3.875	11/01/2039	862,345
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	114,142

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
$355,000	2.600%	05/01/2026	$ 327,164
435,000	3.200	05/01/2031	373,341
1,000,000	3.450	05/01/2041	796,048
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
900,000	5.000	05/01/2034	904,967
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
215,000	4.000	05/01/2024	221,899
225,000	4.000	05/01/2025	235,032
235,000	4.000	05/01/2026	248,029
240,000	4.000	05/01/2027	255,089
250,000	4.000	05/01/2028	264,179
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
585,000	3.375	05/01/2023	590,533
605,000	3.500	05/01/2024	613,074
630,000	3.625	05/01/2025	631,963
650,000	3.750	05/01/2026	652,046
1,010,000	4.200	05/01/2031	996,489
1,000,000	4.350	05/01/2036	974,659
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
365,000	2.500	05/01/2030	338,610
375,000	2.500	05/01/2031	339,020
300,000	3.000	05/01/2032	286,923
300,000	3.000	05/01/2033	280,495
245,000	3.000	05/01/2034	226,689
255,000	3.000	05/01/2035	233,803
200,000	3.000	05/01/2036	181,759
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
180,000	2.875	05/01/2025	172,269
200,000	3.250	05/01/2031	174,153
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	121,907
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(f)
170,000	4.000	12/15/2024	169,958
550,000	4.250	12/15/2029	543,664
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
1,225,000	4.250	05/01/2031	1,225,205
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
40,000	3.375	11/01/2025	38,436
220,000	3.875	11/01/2031	200,897
300,000	4.200	11/01/2039	272,711

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
$55,000	4.250%	11/01/2022	$ 55,086
370,000	4.875	11/01/2027	375,524
865,000	5.375	11/01/2037	868,270
775,000	5.500	11/01/2047	773,260
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	76,119
335,000	5.500	11/01/2047	334,248
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	782,942
700,000	4.500	11/01/2038	669,857
2,300,000	5.000	11/01/2048	2,256,281
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(f)
1,010,000	3.000	05/01/2025	964,442
1,020,000	3.500	05/01/2031	903,883
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800	05/01/2031	208,739
1,000,000	3.200	05/01/2041	762,476
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
90,000	4.000	11/01/2025	89,733
165,000	4.500	11/01/2031	162,408
170,000	5.000	11/01/2041	164,321
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000	05/01/2031	627,084
933,000	3.000	05/01/2037	723,228
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(f)
115,000	4.000	11/01/2024	114,717
220,000	5.000	11/01/2039	216,019
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
1,175,000	4.500	05/01/2038	1,116,756
1,855,000	4.625	05/01/2048	1,704,243
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750	05/01/2031	553,605
765,000	3.125	05/01/2041	572,045
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
165,000	2.625	05/01/2025	156,949
155,000	3.000	05/01/2030	135,440

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
$600,000	3.125%	05/01/2041	$ 455,458
915,000	4.000	05/01/2052	745,737
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	969,634
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
455,000	2.750	06/15/2025	437,082
485,000	3.125	06/15/2030	430,192
375,000	4.000	06/15/2040	330,339
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600	06/15/2041	568,152
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-2 (NR/NR)
565,000	3.875	05/01/2031	484,261
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
35,000	3.000	05/01/2026	32,283
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
380,000	3.500	05/01/2030	341,395
350,000	4.000	05/01/2035	319,922
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
135,000	2.625	05/01/2026	123,855
125,000	3.200	05/01/2031	105,939
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
265,000	3.125	05/01/2025	255,641
370,000	3.400	05/01/2030	332,961
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(f)
560,000	2.500	05/01/2025	530,845
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
120,000	3.000	05/01/2024	117,188
225,000	3.250	05/01/2029	204,181
200,000	3.850	05/01/2039	169,718
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000	05/01/2030	403,195
750,000	3.500	05/01/2040	598,086
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
295,000	2.625	05/01/2031	241,752
1,000,000	3.100	05/01/2041	745,247
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
100,000	3.600	05/01/2024	99,007
285,000	3.800	05/01/2029	272,244

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
$515,000	4.300%	05/01/2027	$ 516,057
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
105,000	2.900	05/01/2024	102,469
570,000	3.200	05/01/2029	515,198
455,000	4.000	05/01/2049	375,771
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
125,000	3.600	05/01/2024	123,758
350,000	3.800	05/01/2029	334,340
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
705,000	4.250	05/01/2025	707,613
1,605,000	4.875	05/01/2035	1,602,316
905,000	4.875	05/01/2045	872,341
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
940,000	4.625	05/01/2027	949,286
1,000,000	5.250	05/01/2037	1,004,993
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
80,000	3.900	05/01/2023	79,896
535,000	4.250	05/01/2028	532,145
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
675,000	4.350	05/01/2024	677,657
1,970,000	4.750	05/01/2029	1,996,190
2,250,000	5.300	05/01/2039	2,251,096
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
225,000	4.250	05/01/2026	225,504
6,345,000	5.000	05/01/2036	6,341,012
4,550,000	5.125	05/01/2046	4,460,328
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000	05/01/2028	450,996
500,000	2.000	05/01/2029	439,691
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
430,000	3.000	05/01/2041	325,004
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(f)
320,000	2.500	05/01/2025	302,442
440,000	3.200	05/01/2030	386,094
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
285,000	3.500	05/01/2024	281,729
275,000	3.875	05/01/2029	262,737

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
$105,000	3.625%	11/01/2023	$ 104,102
560,000	4.125	11/01/2028	551,602
250,000	4.750	11/01/2048	234,087
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
460,000	3.000	05/01/2023	461,943
375,000	3.000	05/01/2024	375,965
490,000	3.000	05/01/2025	482,930
500,000	3.000	05/01/2026	490,704
520,000	3.000	05/01/2027	505,493
535,000	3.000	05/01/2028	512,096
550,000	3.000	05/01/2029	519,011
1,605,000	3.000	05/01/2035	1,366,989
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
280,000	3.125	05/01/2024	273,845
535,000	3.375	05/01/2030	479,480
925,000	4.000	05/01/2038	828,380
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
455,000	4.375	05/01/2027	448,755
530,000	4.750	05/01/2032	517,370
450,000	5.000	05/01/2042	429,278
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
330,000	3.500	05/01/2025	332,670
340,000	3.500	05/01/2026	341,560
500,000	4.000	05/01/2036	483,493
Lee Memorial Health System Hospital Revenue & Revenue Refunding Bonds 2019 Series A-2 (A+/NR)(a)(b)
11,700,000	5.000	04/01/2026	12,571,511
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
800,000	3.125	05/01/2025	770,577
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,325,000	5.000	05/01/2038	1,315,327
Longleaf Community Development District (NR/NR)
501,000	5.375	05/01/2030	490,178
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
620,000	3.000	05/01/2025	594,947
980,000	3.400	05/01/2030	876,841
1,420,000	4.000	05/01/2040	1,250,450
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
1,100,000	3.250	05/01/2031	942,783

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
$360,000	2.500%	05/01/2026	$ 331,110
700,000	3.125	05/01/2031	599,102
775,000	3.450	05/01/2041	615,925
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
120,000	3.800	05/01/2024	118,762
290,000	4.000	05/01/2029	282,919
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
255,000	3.250	06/15/2024	248,796
885,000	3.625	06/15/2030	801,313
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
350,000	4.000	05/01/2032	328,958
1,050,000	4.250	05/01/2042	942,668
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
1,000,000	4.750	11/01/2029	1,019,000
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/A)
745,000	4.450	05/01/2030	751,698
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
505,000	3.000	05/01/2031	424,079
1,785,000	3.250	05/01/2041	1,356,300
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
50,000	3.500	05/01/2023	49,865
Miami Dade County Educational Facilities Authority Revenue Refunding Bonds for University of Miami Series B (A2\A-)
9,660,000	5.250	04/01/2027	10,574,120
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(f)
1,240,000	5.000	03/01/2030	1,266,072
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(b)(f)
8,460,000	5.000	03/01/2023	8,611,616
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
1,000,000	4.000	10/01/2037	1,011,626
900,000	4.000	10/01/2038	907,320
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
125,000	4.000	11/01/2023	125,281
1,000,000	4.750	11/01/2027	1,020,898
850,000	5.125	11/01/2039	861,121
2,350,000	5.250	11/01/2049	2,359,555
Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (AMT) (A-/NR)
11,000,000	5.000	10/01/2049	11,409,895

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(f)
$430,000	5.000%	07/01/2037	$ 410,775
670,000	5.250	07/01/2042	635,064
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
405,000	2.500	05/01/2026	370,465
750,000	3.125	05/01/2031	635,671
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
690,000	4.625	05/01/2027	691,679
360,000	5.125	05/01/2032	361,848
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
180,000	3.125	12/15/2024	174,056
675,000	3.375	12/15/2030	591,342
1,500,000	4.000	12/15/2039	1,324,001
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250	11/01/2035	1,558,650
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500	05/01/2031	427,290
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(f)
125,000	3.500	05/01/2026	123,277
130,000	3.500	05/01/2027	127,156
135,000	3.500	05/01/2028	131,243
140,000	3.500	05/01/2029	134,510
700,000	3.500	05/01/2038	615,654
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(f)
30,000	3.125	05/01/2025	28,849
30,000	3.500	05/01/2031	26,538
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
365,000	2.625	05/01/2026	334,539
400,000	3.125	05/01/2031	337,873
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
465,000	2.450	11/01/2026	417,098
500,000	3.000	11/01/2031	418,210
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(f)
295,000	5.250	05/01/2032	288,126
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
390,000	2.625	05/01/2025	367,849
495,000	3.125	05/01/2030	429,045
430,000	3.625	05/01/2040	350,995

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
$655,000	5.000%	10/01/2030	$ 742,231
575,000	5.000	10/01/2031	649,348
1,025,000	5.000	10/01/2033	1,150,145
1,205,000	5.000	10/01/2034	1,357,720
1,000,000	5.000	10/01/2036	1,120,815
1,975,000	5.000	10/01/2037	2,203,475
2,075,000	5.000	10/01/2038	2,307,375
2,180,000	5.000	10/01/2039	2,420,005
2,630,000	5.000	10/01/2044	2,891,038
North Sumter County Utility Dependent District RB Refunding Series 2020 (NR/AA-)
28,725,000	5.000	10/01/2043	31,802,039
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450	05/01/2031	1,156,489
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000	2.500	06/15/2025	160,985
300,000	3.000	06/15/2030	261,037
315,000	4.000	06/15/2040	277,642
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
380,000	3.700	05/01/2024	378,168
825,000	4.100	05/01/2029	819,631
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)(a)(b)
4,325,000	1.250	10/01/2028	3,633,181
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2025	97,248
350,000	3.500	05/01/2030	315,099
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,383,509
3,500,000	6.000	11/01/2047	3,643,263
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
195,000	4.375	11/01/2023	195,618
640,000	4.875	11/01/2028	648,731
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
160,000	2.375	05/01/2026	144,658
180,000	2.875	05/01/2031	148,972
365,000	3.300	05/01/2041	275,503
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000	11/15/2041	230,295
1,000,000	5.000	11/15/2042	1,048,675

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
$2,300,000	4.000%	05/15/2053	$ 1,705,700
1,825,000	5.000	05/15/2053	1,687,519
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
615,000	4.000	05/15/2030	570,849
8,190,000	4.000	05/15/2036	7,182,966
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	2.800	05/01/2031	227,198
730,000	3.125	05/01/2041	544,060
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
125,000	3.400	05/01/2025	121,274
245,000	3.750	05/01/2030	223,914
965,000	4.150	05/01/2040	867,452
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
215,000	3.500	11/01/2025	216,298
225,000	3.500	11/01/2026	225,760
230,000	3.500	11/01/2027	229,611
240,000	3.500	11/01/2028	237,858
585,000	4.000	11/01/2033	571,117
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
785,000	4.000	05/01/2050	646,566
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
530,000	2.750	05/01/2023	533,497
350,000	3.750	05/01/2031	334,572
1,045,000	4.000	05/01/2036	1,010,501
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
255,000	4.000	05/01/2027	253,775
3,500,000	5.000	05/01/2039	3,501,207
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	2.875	11/01/2031	700,488
1,450,000	3.150	11/01/2041	1,115,506
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
120,000	4.500	05/01/2024	120,519
465,000	4.750	05/01/2030	463,069
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	546,106
800,000	3.750	05/01/2040	664,374
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250	05/01/2031	343,132

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-) – (continued)
$1,030,000	4.500%	05/01/2038	$ 1,002,576
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
265,000	4.000	05/01/2026	268,741
275,000	4.000	05/01/2027	278,801
285,000	4.125	05/01/2028	289,102
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
255,000	2.500	05/01/2026	233,733
335,000	3.125	05/01/2031	284,486
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
250,000	2.625	05/01/2026	228,312
375,000	3.250	05/01/2031	315,574
885,000	3.550	05/01/2041	691,709
Pasco County School Board Certificates of Participation Series 2021B (AGM) (AA/A+)
3,000,000	5.000	08/01/2046	3,239,251
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
445,000	4.000	05/01/2024	455,424
480,000	4.000	05/01/2026	491,258
520,000	4.000	05/01/2028	531,204
1,325,000	4.500	05/01/2031	1,338,597
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500	11/01/2033	1,330,253
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
225,000	3.000	12/15/2031	188,682
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000	2.000	05/01/2028	486,019
555,000	2.000	05/01/2029	481,357
565,000	2.125	05/01/2030	477,869
1,000,000	2.625	05/01/2034	813,760
990,000	2.800	05/01/2037	786,837
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
425,000	2.750	05/01/2025	404,188
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,500,000	5.000	07/01/2029	2,573,711
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
60,000	2.875	05/01/2025	57,494
170,000	3.250	05/01/2031	146,720
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,265,000	2.800	05/01/2025	1,202,671
3,330,000	3.200	05/01/2031	2,862,161

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR) – (continued)
$1,875,000	3.500%	05/01/2037	$ 1,552,911
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	276,566
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
80,000	3.250	11/01/2024	77,869
555,000	3.500	11/01/2030	495,711
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
205,000	2.500	05/01/2026	188,019
Preston Cove Community Development District Special Assessment RB Series 2022 (NR\NR)
575,000	3.250	05/01/2027	530,003
1,820,000	4.000	05/01/2042	1,576,201
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
150,000	2.200	12/15/2026	134,578
490,000	2.700	12/15/2031	405,931
735,000	3.125	12/15/2041	553,687
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(f)
60,000	4.100	05/01/2024	60,020
185,000	4.500	05/01/2029	185,074
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
370,000	4.250	11/01/2025	370,841
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
475,000	5.000	05/01/2025	489,756
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
130,000	3.750	05/01/2024	128,554
425,000	4.000	05/01/2030	404,798
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR\NR)
1,150,000	3.000	05/01/2036	912,621
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
85,000	3.500	05/01/2024	84,276
405,000	4.000	05/01/2030	389,629
615,000	4.500	05/01/2040	585,283
610,000	4.750	05/01/2050	575,243
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
190,000	3.000	05/01/2032	159,430
400,000	3.300	05/01/2042	308,368
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
450,000	4.750	05/01/2027	449,013
700,000	5.000	05/01/2032	689,286

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
$2,390,000	4.000%	05/01/2031	$ 2,369,942
890,000	4.000	05/01/2035	859,292
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
570,000	2.375	05/01/2026	522,382
600,000	3.000	05/01/2031	511,967
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
460,000	2.750	05/01/2025	439,080
525,000	3.250	05/01/2031	457,006
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
400,000	3.000	05/01/2026	377,381
1,000,000	3.000	05/01/2031	843,773
1,000,000	3.000	05/01/2036	785,572
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
245,000	3.000	05/01/2025	233,318
475,000	3.600	05/01/2030	420,521
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
250,000	2.400	05/01/2026	227,241
300,000	3.000	05/01/2031	251,329
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
165,000	2.400	05/01/2026	150,363
300,000	3.000	05/01/2031	253,304
Rivington Community Development District Special Assessment RB Series 2022 (NR\NR)
4,065,000	4.000	05/01/2052	3,298,025
Rolling Hills Community Development District Capital Improvement and Refunding Bonds Series 2022A-2 (NR\NR)
1,000,000	3.650	05/01/2032	861,203
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR\NR)
965,000	3.750	05/01/2042	770,367
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,000,000	2.850	05/01/2027	910,164
1,100,000	3.200	05/01/2032	943,450
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400	11/01/2041	315,489
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
350,000	2.500	06/15/2025	330,298
320,000	3.000	06/15/2030	277,281
290,000	4.000	06/15/2040	255,606

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR\NR)
$325,000	2.625%	12/15/2027	$ 289,440
355,000	3.100	12/15/2032	298,605
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
690,000	2.375	05/01/2035	557,232
1,425,000	2.625	05/01/2040	1,134,139
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
290,000	3.375	06/15/2024	285,547
1,000,000	3.750	06/15/2031	920,970
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000	11/01/2031	376,622
1,100,000	3.300	11/01/2041	846,190
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
595,000	3.250	05/01/2026	565,759
1,450,000	3.750	05/01/2031	1,314,633
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
495,000	2.750	05/01/2025	466,801
465,000	3.250	05/01/2030	402,095
560,000	3.750	05/01/2040	455,207
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
425,000	3.750	05/01/2027	400,764
700,000	4.125	05/01/2032	661,461
1,525,000	4.500	05/01/2042	1,404,454
Seminole Improvement District Utilities RB Series 2022 (NR/NR)(h)
400,000	4.400	10/01/2027	398,868
550,000	5.000	10/01/2032	550,000
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
190,000	4.000	11/01/2024	189,380
735,000	4.500	11/01/2029	732,691
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
130,000	4.000	11/01/2023	130,047
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500	06/15/2041	803,459
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
630,000	3.625	05/01/2024	627,149
1,895,000	4.000	05/01/2029	1,874,060
5,000,000	4.750	05/01/2039	4,864,137
Siena North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
160,000	3.300	06/15/2032	135,042
450,000	4.000	06/15/2042	389,917

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR\NR)
$900,000	3.000%	06/15/2032	$ 754,730
1,905,000	3.250	06/15/2042	1,516,025
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
230,000	2.500	05/01/2026	209,744
325,000	3.100	05/01/2031	272,445
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
300,000	2.500	05/01/2026	274,169
720,000	3.000	05/01/2031	606,328
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
285,000	3.125	11/01/2025	273,343
505,000	3.625	11/01/2031	451,148
300,000	4.125	11/01/2040	268,517
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
240,000	2.375	06/15/2026	219,377
175,000	2.875	06/15/2031	147,756
475,000	3.250	06/15/2041	368,612
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
420,000	3.000	05/01/2023	422,355
435,000	3.250	05/01/2024	439,582
445,000	3.450	05/01/2025	445,024
465,000	3.625	05/01/2026	464,075
975,000	4.125	05/01/2036	937,698
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(f)
360,000	4.250	11/01/2024	360,639
730,000	4.500	11/01/2029	728,602
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
200,000	4.000	05/01/2024	200,171
590,000	4.625	05/01/2029	594,238
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
350,000	2.500	11/01/2023	350,784
355,000	2.750	11/01/2024	350,663
370,000	3.000	11/01/2025	363,333
585,000	4.250	11/01/2037	556,048
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
425,000	2.400	05/01/2026	384,885
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
100,000	2.875	05/01/2024	97,411
300,000	3.250	05/01/2029	273,987

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
$300,000	3.375%	05/01/2025	$ 291,188
155,000	4.000	05/01/2030	147,632
415,000	4.300	05/01/2040	380,511
300,000	4.500	05/01/2046	272,254
Southshore Bay Community Development District Special Assessment Bond for Assessment Area One Series 2021 (NR/NR)(f)
2,635,000	3.000	05/01/2033	2,135,259
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000	12/15/2036	756,240
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.450	05/01/2026	181,425
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
305,000	2.375	06/15/2026	277,042
425,000	3.000	06/15/2031	360,120
565,000	3.500	06/15/2041	451,230
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
265,000	2.500	05/01/2023	265,564
270,000	2.500	05/01/2024	269,839
280,000	3.000	05/01/2025	282,238
290,000	3.000	05/01/2026	291,662
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(f)
330,000	3.000	11/01/2032	273,031
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(f)
585,000	3.300	11/01/2041	448,643
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
170,000	3.500	06/15/2024	167,280
500,000	4.000	06/15/2030	478,484
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(f)
545,000	2.500	12/15/2025	507,727
500,000	3.000	12/15/2030	426,661
1,000,000	3.500	12/15/2040	799,236
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
210,000	3.125	12/15/2025	202,587
500,000	3.625	12/15/2030	457,833
870,000	4.000	12/15/2039	772,028
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)(h)
345,000	4.300	06/15/2027	345,900

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
$250,000	3.000%	06/15/2032	$ 214,338
1,000,000	3.250	06/15/2042	780,302
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(f)
240,000	2.375	06/15/2026	217,767
225,000	2.875	06/15/2031	188,836
275,000	3.300	06/15/2041	212,840
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
650,000	3.450	05/01/2041	504,408
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
275,000	3.150	05/01/2031	231,199
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
225,000	3.000	05/01/2025	214,768
475,000	3.300	05/01/2031	409,454
790,000	3.750	05/01/2040	655,149
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
205,000	2.400	05/01/2026	185,927
205,000	3.000	05/01/2031	171,370
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)(f)
375,000	2.750	05/01/2031	312,274
700,000	3.150	05/01/2041	531,178
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250	05/01/2030	146,277
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
395,000	2.500	05/01/2029	364,581
715,000	2.875	05/01/2033	625,731
1,440,000	3.000	05/01/2038	1,210,675
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
940,000	3.500	05/01/2029	888,309
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
190,000	2.500	05/01/2023	190,977
190,000	2.500	05/01/2024	190,257
200,000	3.000	05/01/2025	198,941
205,000	3.000	05/01/2026	201,497
1,135,000	3.500	05/01/2031	1,079,796
1,370,000	4.000	05/01/2036	1,317,862
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
315,000	2.375	05/01/2026	288,166
285,000	3.000	05/01/2031	240,911

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tampa-Hillsborough County Expressway Authority RB Series 2017 (A2/A+)
$6,175,000	5.000%	07/01/2047	$ 6,532,258
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A2/A+)
1,950,000	5.000	07/01/2048	2,081,733
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,100,192
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,655,000	3.400	06/15/2032	1,429,483
The Lee County School Board COPS Series 2020 A (Aa3/NR)
825,000	5.000	08/01/2026	908,578
690,000	5.000	08/01/2028	780,099
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
650,000	2.350	12/15/2026	586,667
750,000	3.000	12/15/2031	632,681
2,000,000	3.300	12/15/2041	1,542,469
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
205,000	3.000	05/01/2027	200,801
210,000	3.125	05/01/2028	206,031
230,000	3.375	05/01/2032	216,628
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600	05/01/2041	587,284
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
340,000	3.500	05/01/2032	340,778
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
420,000	5.200	05/01/2028	425,932
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	303,407
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,695,000	3.000	05/01/2033	4,417,586
5,290,000	3.000	05/01/2037	4,838,954
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
275,000	3.500	05/01/2024	273,557
765,000	3.850	05/01/2029	741,686
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000	05/01/2033	1,891,078
4,925,000	3.000	05/01/2040	4,345,902

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(f)
$1,040,000	3.450%	05/01/2024	$ 1,034,270
2,970,000	3.750	05/01/2029	2,869,622
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
520,000	4.375	11/01/2023	521,946
1,875,000	5.000	11/01/2029	1,895,223
95,000	5.375	11/01/2039	95,403
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
505,000	4.250	06/15/2028	503,944
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
260,000	3.125	12/15/2025	249,969
735,000	3.625	12/15/2031	660,993
450,000	4.000	12/15/2040	395,929
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
750,000	5.000	04/01/2030	811,087
650,000	5.000	04/01/2031	700,332
550,000	5.000	04/01/2033	589,249
5,000,000	5.000	04/01/2048	5,248,404
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
2,000,000	4.000	07/01/2043	2,015,706
7,000,000	4.000	07/01/2047	7,059,913
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
75,000	3.500	05/01/2024	73,823
360,000	4.000	05/01/2030	342,584
595,000	4.375	05/01/2039	553,724
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(f)
415,000	3.125	05/01/2030	358,742
475,000	3.625	05/01/2040	385,784
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
385,000	2.300	05/01/2026	348,573
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(f)
210,000	4.375	11/01/2024	210,752
500,000	5.250	11/01/2039	493,804
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(f)
355,000	2.500	05/01/2025	334,723
235,000	3.250	05/01/2030	204,837
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
1,190,000	3.125	11/01/2041	889,036
750,000	4.000	11/01/2051	612,998

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
$160,000	2.500%	11/01/2026	$ 145,150
200,000	3.000	11/01/2031	168,243
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
160,000	3.875	05/01/2024	158,509
490,000	4.125	05/01/2029	480,693
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
835,000	4.875	05/01/2032	829,826
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(f)
3,955,000	4.625	11/01/2038	3,809,791
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
155,000	4.000	11/01/2024	155,014
495,000	4.500	11/01/2029	494,666
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	1,877,129
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
305,000	3.000	11/01/2024	296,403
700,000	3.375	11/01/2030	623,187
100,000	4.000	11/01/2050	82,213
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
410,000	4.375	11/01/2025	411,848
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
250,000	3.000	05/01/2027	229,799
465,000	3.375	05/01/2032	399,162
1,430,000	4.000	05/01/2042	1,239,908
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
1,000,000	4.250	05/01/2031	1,000,377
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
360,000	2.250	05/01/2023	360,710
365,000	2.500	05/01/2024	365,365
375,000	2.625	05/01/2025	370,646
390,000	3.000	05/01/2026	385,541
400,000	3.125	05/01/2027	394,021
415,000	3.250	05/01/2028	407,292
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
160,000	4.200	05/01/2026	159,853
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
340,000	3.000	12/15/2024	330,950
1,000,000	3.375	12/15/2030	892,043

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(f)
$1,370,000	5.000%	12/15/2032	$ 1,373,938
2,000,000	5.000	12/15/2037	1,973,490
4,470,000	5.000	12/15/2047	4,330,846
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,440,000	5.125	05/01/2042	1,398,025
Two Rivers West Community Development District Special Assessment Bond Anticipation Note Series 2022 (NR\NR)
1,600,000	3.000	01/15/2023	1,589,107
Union Park East Community Development District Special Assessment Boonds for Assessment Area 3 Project Series 2021 (NR/NR)(f)
125,000	2.950	05/01/2031	104,673
325,000	3.350	05/01/2041	248,749
450,000	4.000	05/01/2051	366,715
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500	05/01/2027	295,125
310,000	2.500	05/01/2028	301,015
315,000	2.625	05/01/2029	305,397
1,060,000	3.000	05/01/2034	987,027
2,130,000	3.125	05/01/2038	1,934,782
1,725,000	3.250	05/01/2040	1,574,572
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(f)
345,000	3.000	05/01/2025	330,811
525,000	3.500	05/01/2031	463,793
875,000	4.000	05/01/2040	768,755
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625	05/01/2041	812,690
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
220,000	4.000	05/01/2024	220,132
1,000,000	4.625	05/01/2029	1,002,793
1,000,000	5.000	05/01/2038	980,755
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
200,000	4.000	11/01/2024	200,018
395,000	4.500	11/01/2029	395,186
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
185,000	4.000	11/01/2024	185,016
375,000	4.500	11/01/2029	375,179
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(f)
115,000	2.500	05/01/2026	105,720
175,000	3.100	05/01/2031	149,294
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(f)
200,000	2.500	05/01/2026	183,861
285,000	3.100	05/01/2031	243,135

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$1,270,000	3.750%	05/01/2026	$ 1,235,174
1,000,000	4.250	05/01/2037	930,013
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(f)
345,000	3.250	05/01/2024	348,388
355,000	3.500	05/01/2025	355,019
370,000	3.625	05/01/2026	370,312
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
365,000	4.750	11/01/2025	367,929
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
325,000	2.375	05/01/2026	297,926
300,000	3.000	05/01/2031	254,376
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	215,317
235,000	4.000	05/01/2040	207,240
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
150,000	2.875	05/01/2025	143,096
250,000	3.250	05/01/2031	215,309
1,050,000	4.000	05/01/2040	925,966
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
115,000	2.875	05/01/2025	109,707
250,000	3.250	05/01/2031	215,308
815,000	4.000	05/01/2040	718,726
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250	05/01/2030	496,481
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
380,000	2.000	05/01/2027	345,816
385,000	2.000	05/01/2028	340,220
395,000	2.000	05/01/2029	339,601
150,000	2.125	05/01/2030	125,763
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
500,000	2.300	05/01/2026	452,222
930,000	2.800	05/01/2031	779,056
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
255,000	3.125	05/01/2025	248,327
500,000	3.500	05/01/2030	453,506
930,000	3.750	05/01/2037	800,205

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
$320,000	3.250%	05/01/2023	$ 319,827
925,000	3.800	05/01/2028	914,450
1,855,000	4.000	05/01/2033	1,804,572
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
720,000	2.625	05/01/2024	702,663
1,210,000	3.000	05/01/2029	1,113,743
1,450,000	3.375	05/01/2034	1,277,099
3,830,000	3.550	05/01/2039	3,282,989
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(f)
1,730,000	1.875	05/01/2025	1,623,520
2,925,000	2.625	05/01/2030	2,548,325
3,370,000	3.000	05/01/2035	2,805,484
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,750,000	3.500	05/01/2032	1,757,227
2,055,000	4.000	05/01/2037	2,037,315
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
315,000	4.000	05/01/2026	327,323
310,000	4.000	05/01/2027	324,329
315,000	4.000	05/01/2028	333,596
330,000	4.000	05/01/2029	347,697
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
950,000	2.550	05/01/2031	800,148
1,900,000	2.850	05/01/2036	1,527,073
2,400,000	3.000	05/01/2041	1,845,926
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
185,000	4.625	05/01/2027	184,120
235,000	4.875	05/01/2032	231,562
610,000	5.125	05/01/2042	594,398
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
210,000	3.150	05/01/2032	173,247
500,000	3.450	05/01/2042	381,751
Villamar Community Development District Special Assessment Bonds for Phase 3 Project Series 2022 (NR\NR)
215,000	3.125	11/01/2027	196,550
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR\NR)
175,000	3.250	05/01/2027	161,207
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
75,000	3.750	05/01/2024	74,169
220,000	4.000	05/01/2029	214,301

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$200,000	2.625%	05/01/2025	$ 189,246
245,000	3.200	05/01/2030	213,842
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
220,000	2.750	11/01/2024	217,503
225,000	3.000	11/01/2025	220,704
230,000	3.200	11/01/2026	225,478
1,400,000	4.125	11/01/2046	1,306,042
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
625,000	5.500	05/01/2034	629,681
925,000	5.750	05/01/2044	932,540
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
2,145,000	4.000	05/01/2031	2,091,332
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
500,000	5.125	11/01/2038	493,760
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,360,000	5.500	11/01/2045	2,365,390
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
185,000	3.250	11/01/2024	181,176
375,000	3.625	11/01/2029	351,082
1,000,000	4.000	11/01/2039	884,660
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(f)
500,000	2.750	05/01/2026	461,943
415,000	3.250	05/01/2031	355,106
515,000	3.625	05/01/2041	412,386
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
280,000	2.650	05/01/2025	267,092
630,000	3.000	05/01/2031	540,387
1,725,000	4.000	05/01/2040	1,520,466
1,595,000	4.000	05/01/2051	1,305,793
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
385,000	2.400	05/01/2026	349,894
575,000	3.000	05/01/2031	484,558
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,540,000	5.000	05/01/2032	2,549,140
1,940,000	4.500	05/01/2034	1,877,199
3,395,000	5.000	05/01/2037	3,367,303
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
260,000	4.000	05/01/2024	260,348
750,000	4.250	05/01/2029	745,181

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
$200,000	2.500%	05/01/2026	$ 184,321
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
435,000	2.500	05/01/2026	400,897
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
125,000	3.625	05/01/2024	123,604
355,000	3.900	05/01/2029	338,722
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(f)
260,000	3.500	05/01/2024	255,832
810,000	3.750	05/01/2029	765,630
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
250,000	2.500	05/01/2026	231,284
650,000	3.000	05/01/2031	564,917
1,400,000	3.250	05/01/2041	1,100,157
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
250,000	3.500	06/15/2024	247,830
1,285,000	3.750	06/15/2030	1,207,912
3,350,000	4.250	06/15/2039	3,108,456
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
130,000	3.875	05/01/2024	129,054
500,000	4.370	05/01/2029	497,932
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
170,000	2.400	05/01/2026	153,871
300,000	2.950	05/01/2031	249,522
865,000	3.350	05/01/2041	658,943
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	197,031
680,000	4.875	11/01/2039	665,161
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
900,000	4.000	05/01/2042	780,412
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
160,000	3.000	05/01/2025	152,648
230,000	3.650	05/01/2030	206,101
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	134,547
250,000	5.000	05/01/2047	243,804

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
$690,000	2.500%	05/01/2025	$ 653,053
640,000	3.125	05/01/2030	558,246
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000	4.500	05/01/2036	1,435,319
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
185,000	2.500	05/01/2026	169,967
355,000	3.000	05/01/2031	301,851

			962,791,398

Georgia – 1.8%
Burke County Development Authority Pollution Control RB (BBB+/A-) (PUTABLE)(a)(b)(d)
1,600,000	2.250	05/25/2023	1,590,189
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-) (PUTABLE)(a)(b)(d)
3,000,000	2.150	06/13/2024	2,941,210
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-) (PUTABLE)(a)(b)(d)
3,100,000	2.925	03/12/2024	3,090,545
Burke County Development Authority Pollution Control RB Series 2017F (A-/BBB)(a)(b)
9,475,000	3.000	02/01/2023	9,494,769
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/AA-)
4,750,000	3.500	11/01/2043	4,317,558
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (Aa2/AA)
7,585,000	4.000	01/01/2035	7,597,203
Development Authority of Bartow County Pollution Control RB First Series 1997 (NR\BBB+)(a)
5,000,000	1.800	09/01/2029	4,442,207
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
465,000	5.000	03/01/2027	423,376
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
1,215,000	2.375	01/01/2031	1,047,713
1,800,000	4.000	01/01/2036	1,646,304
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB+)
775,000	4.000	08/01/2035	718,935
500,000	4.000	08/01/2036	460,738
750,000	4.000	08/01/2037	701,817
745,000	4.000	08/01/2038	691,165
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(a)(b)
14,050,000	4.000	12/02/2024	14,445,111

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
$14,250,000	4.000%	09/01/2023	$ 14,499,653
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
2,500,000	5.000	05/15/2025	2,613,488
3,000,000	5.000	05/15/2026	3,161,678
3,000,000	5.000	05/15/2027	3,179,227
2,455,000	5.000	05/15/2028	2,606,834
2,800,000	5.000	05/15/2029	2,977,453
4,875,000	5.000	05/15/2049	5,128,552
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3\NR)(a)(b)
10,295,000	4.000	12/01/2029	10,216,965
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-) (PUTABLE)(a)(b)(d)
1,850,000	1.000	08/21/2026	1,644,684
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
2,210,000	5.000	01/01/2023	2,242,851
4,155,000	5.000	01/01/2024	4,322,122
4,360,000	5.000	01/01/2025	4,582,407
4,575,000	5.000	01/01/2026	4,878,484
4,805,000	5.000	01/01/2027	5,189,537
5,040,000	5.000	01/01/2028	5,496,459
5,295,000	5.000	01/01/2029	5,779,507
1,080,000	5.000	01/01/2034	1,146,959
Municipal Electric Authority RB Refunding Series 2019 A (A2/A-)
830,000	5.000	01/01/2024	863,384
900,000	5.000	01/01/2025	950,352
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
495,000	5.000	06/01/2031	550,192
400,000	5.000	06/01/2032	441,206
500,000	5.000	06/01/2033	549,308
400,000	4.000	06/01/2034	403,408
500,000	4.000	06/01/2035	499,185
850,000	4.000	06/01/2045	792,992
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
1,275,000	4.000	01/01/2038	1,161,812
Savanah Economic Development Authority Recovery Zone Facility Revenune Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	390,242
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
1,925,000	1.900	08/01/2024	1,891,645
State of Georgia GO Bonds Series 2021A (AAA/AAA)
8,750,000	4.000	07/01/2039	9,086,006

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
State of Georgia GO Bonds Series 2021A (Aaa\AAA)
$2,675,000	4.000%	07/01/2035	$ 2,830,610

			153,686,042

Guam – 0.7%
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
765,000	3.099	10/01/2028	690,174
550,000	3.189	10/01/2029	490,605
740,000	3.489	10/01/2031	656,241
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
875,000	3.625	02/01/2025	841,601
2,045,000	4.250	02/01/2030	1,986,090
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (BB/NR)
320,000	5.000	11/15/2022	323,501
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (NR/NR)
2,680,000	5.000	11/15/2022	2,714,517
Guam Government GO Bonds Series 2019 (AMT) (Ba1/BB-)
2,350,000	5.000	11/15/2031	2,417,778
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
2,755,000	5.000	12/01/2025	2,941,751
2,255,000	5.000	12/01/2026	2,434,838
2,000,000	5.000	12/01/2027	2,150,495
Guam Government RB Refunding Series 2021 E (Ba1/NR)
7,795,000	3.250	11/15/2026	7,469,543
Guam Government RB Refunding Series 2021 F (Ba1/NR)
525,000	5.000	01/01/2028	552,538
1,225,000	5.000	01/01/2029	1,291,292
1,100,000	5.000	01/01/2030	1,159,543
1,100,000	5.000	01/01/2031	1,161,438
9,615,000	4.000	01/01/2042	8,483,265
Guam Power Authority RB Refunding Series 2012 A (AGM) (A2/AA)
1,500,000	5.000	10/01/2024	1,512,364
2,790,000	5.000	10/01/2030	2,812,998
Guam Power Authority RB Series 2014 A (AGM) (A2/AA)
325,000	5.000	10/01/2039	337,324
250,000	5.000	10/01/2044	258,657
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
1,030,000	5.000	01/01/2046	1,065,884
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
3,975,000	5.000	01/01/2050	4,143,663
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
350,000	5.000	07/01/2025	368,955
560,000	5.000	07/01/2026	597,501
350,000	5.000	07/01/2027	376,882

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-) – (continued)
$370,000	5.000%	07/01/2028	$ 395,036
725,000	5.000	07/01/2029	770,725
700,000	5.000	07/01/2030	741,245
700,000	5.000	07/01/2031	738,974
700,000	5.000	07/01/2032	737,207
Guam Waterworks Authority Water and Wastewater System RB Series 2013 (CASH) (Baa2\A-)(b)
1,450,000	5.500	07/01/2023	1,501,462
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
400,000	5.000	07/01/2029	432,225
600,000	5.000	07/01/2031	643,042
250,000	5.000	07/01/2033	266,006
225,000	5.000	07/01/2034	238,990
425,000	5.000	07/01/2036	450,140
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
300,000	5.000	11/01/2027	314,906
450,000	5.000	11/01/2028	472,872
450,000	5.000	11/01/2029	473,428
375,000	5.000	11/01/2030	394,011

			57,809,707

Hawaii – 0.7%
City & County Honolulu RB for Wastewater System Series 2018 A (Aa2/NR)
8,000,000	4.000	07/01/2042	7,958,410
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (Baa1/NR)
5,025,000	4.000	03/01/2037	4,864,007
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
9,055,000	3.200	07/01/2039	7,526,037
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	30,357
75,000	5.000	05/15/2029	79,273
35,000	5.000	05/15/2030	36,759
150,000	5.000	05/15/2031	156,627
180,000	5.000	05/15/2032	187,204
60,000	3.000	05/15/2033	50,579
100,000	3.000	05/15/2034	83,012
150,000	3.000	05/15/2035	122,620
670,000	3.250	05/15/2039	535,801
575,000	5.000	05/15/2044	584,215
State of Hawaii Airports System RB Refunding Series 2018 D (A1/A+)
20,865,000	5.000	07/01/2034	23,216,792
State of Hawaii Airports System RB Series 2022A (AMT) (A1\A+)
11,650,000	5.000	07/01/2047	12,317,593

			57,749,286

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (Baa3/BBB-)
$2,000,000	2.750%		10/01/2024	$ 1,984,491

Illinois – 10.5%
Barrington Community Unit School District GO School Bonds Series 2021 (AAA/NR)
2,255,000	5.000		12/01/2029	2,601,923
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000		01/01/2035	7,996,970
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
625,000	4.000		10/01/2043	593,024
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (NR/AA)(b)
6,155,000	5.000		01/01/2037	6,637,573
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
350,000	0.000	(g)	01/01/2026	315,532
165,000	0.000	(g)	01/01/2027	143,481
240,000	0.000	(g)	01/01/2028	200,770
300,000	5.000		01/01/2029	338,680
175,000	5.000		01/01/2030	196,912
665,000	5.000		01/01/2031	745,404
1,875,000	5.000		01/01/2032	2,095,409
765,000	5.000		01/01/2033	852,664
1,115,000	5.000		01/01/2034	1,240,109
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
555,000	5.382		12/01/2023	559,836
2,250,000	5.482		12/01/2024	2,267,696
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
3,550,000	6.000		04/01/2046	3,745,291
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
760,000	5.000		04/01/2034	772,642
575,000	5.000		04/01/2035	584,045
525,000	5.000		04/01/2036	532,438
490,000	5.000		04/01/2037	496,492
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(g)
2,225,000	0.000		12/01/2026	1,894,710
1,125,000	0.000		12/01/2027	916,102
3,095,000	0.000		12/01/2029	2,290,867
2,660,000	0.000		12/01/2030	1,873,360
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(g)
965,000	0.000		12/01/2027	785,812
1,040,000	0.000		12/01/2028	807,672
645,000	0.000		12/01/2030	454,255

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Ba1/BBB+)(g)
$670,000	0.000%	01/01/2031	$ 456,909
Chicago Illinois Board of Education GO Bonds Series 2015 C (NR/BB)
2,500,000	6.000	12/01/2035	2,610,401
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(g)
4,705,000	0.000	12/01/2031	3,151,069
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL) (Baa2/BB)
4,725,000	5.500	12/01/2026	5,069,877
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL) (Baa2/BB)(g)
3,485,000	0.000	12/01/2023	3,341,604
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
2,500,000	5.500	12/01/2026	2,719,342
6,330,000	5.500	12/01/2027	6,965,936
3,000,000	5.500	12/01/2028	3,329,525
2,115,000	5.500	12/01/2029	2,366,224
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
1,020,000	5.250	12/01/2039	1,040,357
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (Ba3/BB)
5,225,000	5.000	12/01/2042	5,225,157
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
10,380,000	6.038	12/01/2029	10,601,632
2,500,000	6.138	12/01/2039	2,534,765
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
5,160,000	7.000	12/01/2044	5,589,901
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
7,125,000	6.500	12/01/2046	7,694,252
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,825,000	5.000	12/01/2025	1,946,876
2,250,000	5.000	12/01/2026	2,422,704
2,375,000	5.000	12/01/2027	2,576,224
10,095,000	5.000	12/01/2028	10,989,454
1,500,000	5.000	12/01/2030	1,601,898
3,350,000	5.000	12/01/2031	3,565,189
2,550,000	5.000	12/01/2032	2,705,677
2,800,000	5.000	12/01/2033	2,963,439
600,000	5.000	12/01/2034	633,904
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
5,000,000	5.000	12/01/2027	5,423,629
8,685,000	5.000	12/01/2028	9,454,523
7,950,000	5.000	12/01/2029	8,541,798
4,690,000	5.000	12/01/2030	5,008,600

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (NR/BB)
$2,000,000	0.000	%(g)	12/01/2025	$ 1,760,265
2,000,000	0.000	(g)	12/01/2026	1,684,802
300,000	0.000	(g)	12/01/2027	241,333
2,500,000	4.000		12/01/2027	2,480,748
4,000,000	5.000		12/01/2028	4,196,791
5,000,000	5.000		12/01/2029	5,251,008
5,000,000	5.000		12/01/2030	5,200,473
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB)
750,000	5.000		12/01/2022	756,515
1,200,000	5.000		12/01/2023	1,225,440
1,250,000	5.000		12/01/2024	1,287,617
1,200,000	5.000		12/01/2025	1,245,280
1,000,000	5.000		12/01/2026	1,043,723
1,000,000	5.000		12/01/2027	1,048,150
1,000,000	5.000		12/01/2028	1,049,198
1,000,000	5.000		12/01/2029	1,050,202
1,000,000	5.000		12/01/2030	1,040,226
1,000,000	5.000		12/01/2031	1,036,102
1,000,000	5.000		12/01/2032	1,032,771
1,000,000	5.000		12/01/2033	1,030,118
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A2/AA)(g)
1,465,000	0.000		01/01/2030	1,100,937
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL) (Baa2/BBB+)(g)
1,200,000	0.000		01/01/2028	968,234
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)(g)
750,000	0.000		01/01/2032	483,866
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
330,000	5.500		01/01/2037	340,037
3,020,000	5.500		01/01/2040	3,110,030
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
1,500,000	5.250		01/01/2033	1,524,897
630,000	5.000		01/01/2034	637,846
11,590,000	5.000		01/01/2036	11,724,371
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
1,130,000	7.517		01/01/2040	1,297,213
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000	5.500		01/01/2039	1,360,081
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
13,893,000	7.375		01/01/2033	15,683,465
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
3,760,000	5.000		01/01/2028	3,994,283
4,890,000	5.000		01/01/2029	5,186,066
2,720,000	5.000		01/01/2031	2,854,192

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds Series 2012 B (Ba1/BBB+)
$2,385,000	5.432%	01/01/2042	$ 2,217,392
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
2,575,000	5.000	01/01/2024	2,641,449
4,435,000	5.000	01/01/2025	4,604,560
5,600,000	5.000	01/01/2038	5,728,465
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A3/A-)
4,235,000	5.500	01/01/2029	4,280,746
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (NR/A)
7,040,000	5.000	01/01/2039	7,497,448
8,355,000	5.000	01/01/2048	8,721,163
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (NR/A)
2,605,000	5.000	01/01/2023	2,642,186
4,760,000	5.000	01/01/2024	4,937,243
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
9,105,000	5.000	01/01/2037	9,508,324
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A)
8,045,000	5.250	01/01/2035	8,610,142
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (NR/NR)
1,105,000	5.000	01/01/2025	1,179,761
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
475,000	5.250	01/01/2042	506,849
1,330,000	4.000	01/01/2052	1,302,921
Chicago Illinois Water RB Refunding for Second Lien Project Series 2017-2 (AGM) (NR/AA)
2,200,000	5.000	11/01/2033	2,373,737
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (NR/A/NR)
1,645,000	5.000	11/01/2026	1,758,465
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (Baa2/A)
15,475,000	5.000	11/01/2042	15,553,522
Chicago Park District GO LT Refunding Bonds Series 2021C (AA-/AA-)
4,400,000	4.000	01/01/2035	4,258,880
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (NR/A)
1,550,000	5.000	06/01/2029	1,715,528
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
725,000	3.250	07/01/2029	643,716
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (BB/NR)
2,000,000	5.000	12/01/2025	2,075,468

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (AA/NR)
$1,000,000	5.000%	12/01/2029	$ 1,074,440
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR\BB)
2,250,000	4.000	12/01/2037	2,098,348
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
1,000,000	5.000	01/01/2028	1,062,309
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
5,579,000	4.000	01/01/2030	5,504,386
2,956,000	4.000	01/01/2038	2,762,850
5,330,000	4.000	01/01/2044	4,770,689
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
2,745,000	5.000	01/01/2025	2,849,947
3,430,000	5.000	01/01/2027	3,627,302
10,115,000	5.000	01/01/2028	10,745,260
8,480,000	5.000	01/01/2029	8,993,423
9,315,000	5.000	01/01/2030	9,831,890
430,000	5.000	01/01/2031	451,127
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
3,500,000	5.500	01/01/2049	3,669,932
City of Chicago IL Waterworks Revenue RB Series 1999 (A/NR/Baa2/WR)
1,560,000	5.000	11/01/2028	1,649,260
1,780,000	5.000	11/01/2029	1,872,519
1,000,000	5.000	11/01/2030	1,047,000
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014A (AMT) (A-/A3)
1,000,000	5.000	01/01/2031	1,022,734
City of Chicago Second Lien Wastewater Transmission Revenue Refunding Bonds Series 2008C (A/NR)
2,015,000	5.000	01/01/2034	2,093,680
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
265,000	5.432	01/01/2042	270,773
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
5,650,000	6.314	01/01/2044	6,352,596
City of Peoria GO Refunding Bonds Series 2019 (AGM) (A2/AA)
880,000	5.000	01/01/2029	993,955
1,470,000	5.000	01/01/2031	1,644,887
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
155,000	4.000	01/01/2025	161,138
195,000	4.000	01/01/2026	204,897
115,000	4.000	01/01/2027	121,933
200,000	4.000	01/01/2028	213,361
200,000	4.000	01/01/2029	213,689
145,000	4.000	01/01/2030	153,529
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000	5.500	12/01/2036	11,836,278

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (Aa2/NR)
$840,000	4.000%	12/01/2023	$ 862,428
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
600,000	5.000	11/15/2029	679,116
2,330,000	5.000	11/15/2032	2,619,028
1,025,000	5.000	11/15/2036	1,111,909
1,445,000	5.000	11/15/2037	1,554,587
2,080,000	5.000	11/15/2038	2,218,782
5,155,000	4.000	11/15/2039	4,885,476
3,540,000	4.000	11/15/2041	3,297,755
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000	11/15/2047	1,486,102
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
605,000	5.000	12/01/2034	644,987
775,000	5.000	12/01/2039	817,190
1,000,000	5.000	12/01/2044	1,042,754
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (A1/AA)
2,325,000	4.000	12/01/2036	2,369,723
1,420,000	4.000	12/01/2037	1,432,320
4,230,000	4.000	12/01/2042	4,234,572
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000	12/01/2038	498,396
400,000	4.000	12/01/2040	395,012
1,085,000	4.000	12/01/2042	1,059,620
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
815,000	4.000	12/15/2031	844,730
1,300,000	4.000	12/15/2032	1,334,113
3,740,000	4.000	12/15/2033	3,802,594
1,700,000	4.000	12/15/2034	1,713,913
1,395,000	4.000	12/15/2035	1,403,924
2,750,000	3.000	12/15/2036	2,525,214
2,000,000	3.000	12/15/2037	1,824,605
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
19,555,000	4.000	07/15/2047	18,839,328
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(f)
5,600,000	6.125	04/01/2049	5,826,247
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
2,280,000	3.250	05/15/2027	2,175,762
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/A)(b)
4,000,000	4.250	01/01/2028	4,357,314
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,425,000	4.000	05/15/2027	1,427,289

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
$750,000	5.000%	09/01/2026	$ 794,275
500,000	5.000	09/01/2027	532,390
500,000	5.000	09/01/2028	533,362
1,600,000	5.000	09/01/2030	1,695,832
1,000,000	5.000	09/01/2031	1,052,461
1,000,000	5.000	09/01/2032	1,046,505
1,035,000	5.000	09/01/2033	1,077,200
1,150,000	5.000	09/01/2034	1,190,232
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
900,000	4.000	09/01/2041	839,720
3,875,000	5.000	09/01/2046	3,934,942
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
650,000	4.000	11/01/2041	590,665
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000	05/15/2041	348,973
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
2,100,000	5.000	10/01/2041	2,271,912
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (Aa2/AA-)
1,380,000	5.000	10/01/2037	1,588,081
4,400,000	5.000	10/01/2038	5,075,466
Illinois Finance Authority RB Series 2021 (NR\BB+)(f)
375,000	4.000	10/01/2042	319,211
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/AA-)
3,350,000	5.000	01/01/2028	3,679,940
3,515,000	5.000	01/01/2029	3,893,193
1,130,000	5.000	01/01/2036	1,232,189
5,290,000	4.000	01/01/2038	5,105,726
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 A (BAM-TCRS) (NR/AA)
5,300,000	5.000	01/01/2038	5,674,585
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/AA-)
10,685,000	5.000	01/01/2026	11,448,747
8,170,000	5.000	01/01/2027	8,877,402
15,355,000	5.000	01/01/2028	16,867,306
11,790,000	5.000	01/01/2029	13,058,532
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds Series 2021 (NR\BB+)
1,500,000	5.000	06/15/2030	1,530,739
575,000	5.000	06/15/2031	584,401
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
4,160,000	5.000	06/15/2027	4,343,887

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2013 (Baa2/BBB)
$5,000,000	5.500%	07/01/2024	$ 5,139,651
4,000,000	5.500	07/01/2025	4,101,755
3,165,000	5.500	07/01/2027	3,237,818
5,500,000	5.250	07/01/2028	5,617,886
9,490,000	5.500	07/01/2038	9,688,659
Illinois State GO Bonds Series 2016 (BAM-TCRS) (NR/AA)
2,725,000	4.000	06/01/2041	2,566,164
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
375,000	4.500	12/01/2041	369,958
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
19,265,000	5.000	11/01/2029	20,507,828
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
53,565,000	5.000	11/01/2024	56,047,593
2,000,000	5.000	11/01/2025	2,117,672
9,450,000	5.000	11/01/2026	10,120,223
24,005,000	5.000	11/01/2028	25,726,245
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
16,380,000	5.000	05/01/2031	17,340,140
2,435,000	5.000	05/01/2042	2,498,090
1,760,000	5.000	05/01/2043	1,802,546
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
8,000,000	5.000	11/01/2024	8,370,778
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
9,175,000	4.000	11/01/2042	8,409,361
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,525,000	5.500	05/01/2039	1,635,702
4,100,000	5.750	05/01/2045	4,462,686
Illinois State GO Refunding Bonds Series 2016 (AGM) (A2/AA)
3,960,000	4.000	02/01/2030	4,006,137
1,185,000	4.000	02/01/2031	1,192,496
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
2,340,000	5.000	10/01/2031	2,474,469
Illinois State Toll Highway Authority Toll Highway Senior RB 2019 Series C (AA-/Aa3)
9,395,000	5.000	01/01/2025	10,016,510
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (A1/AA)
410,000	5.000	12/01/2026	450,325
405,000	4.000	12/01/2028	431,587
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(g)
5,600,000	0.000	12/15/2032	3,618,654
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/BBB+)(g)
2,690,000	0.000	12/15/2031	1,830,102
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)
2,000,000	5.000	12/15/2028	2,122,041
300,000	5.000	12/15/2032	310,761
600,000	5.000	12/15/2033	619,123

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+) – (continued)
$500,000	5.000%		12/15/2034	$ 515,105
1,260,000	0.000	(c)	12/15/2037	745,189
3,500,000	0.000	(c)	12/15/2042	2,011,571
3,850,000	0.000	(c)	12/15/2047	2,135,247
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
1,620,000	4.000		06/15/2050	1,401,547
3,760,000	5.000		06/15/2050	3,794,223
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (A-/Baa3)(g)
2,000,000	0.000		12/15/2034	1,168,993
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
5,355,000	4.000		06/15/2052	4,609,623
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
4,430,000	5.000		07/01/2029	4,927,241
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (AA-/NR)
1,275,000	5.000		01/01/2026	1,366,135
4,000,000	5.000		01/01/2027	4,344,587
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (Baa1/AA)
875,000	4.000		01/01/2032	911,298
450,000	4.000		01/01/2033	466,828
475,000	4.000		01/01/2034	491,198
420,000	4.000		01/01/2035	433,329
470,000	4.000		01/01/2037	482,382
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (NR/AA)(g)
6,055,000	0.000		12/01/2025	5,437,312
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (A2/AA)
4,000,000	3.500		03/01/2030	4,035,928
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
570,000	5.000		02/01/2024	589,821
State of Illinois GO Bonds Series 2016 (Baa2/BBB)
2,820,000	4.000		06/01/2032	2,792,917
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
3,455,000	5.000		12/01/2027	3,725,354
875,000	4.250		12/01/2040	839,422
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
925,000	3.250		11/01/2026	925,800
State of Illinois GO Refunding Bonds Series 2016 (Baa2/BBB)
3,800,000	5.000		02/01/2028	4,071,992
State of Illinois GO Refunding Bonds Series 2018 A (Baa2/BBB)
500,000	5.000		10/01/2028	540,732
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
1,500,000	4.000		12/01/2033	1,458,568
5,000,000	4.250		12/01/2037	4,885,653

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
$5,100,000	5.000%	10/01/2027	$ 5,500,376
State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/AA)
5,580,000	4.000	06/15/2028	5,778,955
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(f)
375,000	4.000	01/01/2031	342,257
335,000	5.000	01/01/2045	301,565
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
450,000	5.000	01/01/2024	453,314
2,690,000	5.000	01/01/2030	2,695,337
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,500,000	4.250	01/01/2029	1,404,649
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000	12/30/2027	3,439,612
3,235,000	5.000	12/30/2028	3,686,715
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
210,000	4.125	10/01/2041	200,306
420,000	4.125	10/01/2046	390,701
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (Baa1/AA)
650,000	4.000	01/01/2034	659,973

			903,716,291

Indiana – 0.8%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000	09/01/2038	1,442,816
City of Whiting Environmental Facilities RB Series 2015 (A-/NR) (PUTABLE)(a)(b)(d)
3,000,000	5.000	11/01/2022	3,024,443
City of Whiting Environmental Facilities Refunding RB Series 2019A (A-/NR) (PUTABLE)(a)(b)(d)
11,500,000	5.000	06/05/2026	12,374,530
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
540,000	5.000	09/15/2034	568,108
680,000	5.000	09/15/2039	707,507
445,000	4.000	09/15/2044	401,275
Indiana Finance Authority First Lien Wastewater Utility RB Series 2015A (AA/NR)
16,825,000	5.000	10/01/2045	17,360,045
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(a)(b)
2,300,000	2.100	11/01/2026	2,235,360
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
185,000	4.000	07/01/2030	180,669
300,000	5.000	07/01/2040	302,468

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB for WVB East End Partners LLC Series 2013 A (NR/BBB+)(b)
$6,000,000	5.250%	07/01/2023	$ 6,189,327
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Baa3/NR)
2,930,000	3.000	11/01/2030	2,650,627
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
2,110,000	3.000	11/01/2030	1,908,813
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,350,000	3.000	11/01/2030	2,125,929
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
300,000	1.670	11/15/2022	297,832
300,000	1.720	11/15/2023	290,101
350,000	1.990	11/15/2024	330,691
360,000	2.450	11/15/2025	334,872
465,000	2.520	11/15/2026	427,234
610,000	2.920	11/15/2027	554,818
850,000	3.210	11/15/2028	767,089
880,000	3.260	11/15/2029	788,070
670,000	3.300	11/15/2030	596,413
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (Aa3/AA-)(b)(e)
	(SIFMA Municipal Swap Index Yield + 0.55%)
3,690,000	1.330	11/01/2023	3,693,645
Indianapolis Local Public Improvement Bond Bank RB Refunding Series 2019 D (AMT) (A1/NR)
2,275,000	5.000	01/01/2029	2,498,771
Purdue University RB Series 2007 A (Aaa/AAA)
3,045,000	5.250	07/01/2029	3,478,091
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
1,225,000	4.000	09/01/2031	1,257,077

			66,786,621

Iowa – 0.4%
City of Coralville GO Annual Appopriation Refunding Bonds Series 2022C (NR/NR)
11,195,000	5.000	05/01/2042	10,881,313
City of Davenport GO Corporate Bonds Series 2019 IA (Aa3/AA)
1,060,000	4.000	06/01/2031	1,109,004
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)(a)(b)
5,800,000	4.000	12/01/2032	5,780,272
Iowa Finance Authority RB for Gevo NW Iowa RNG LLC Series 2021 (AMT) (Aa3/VMIG1/NR)(a)(b)
5,500,000	1.500	04/01/2024	5,466,554

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
$1,700,000	4.000%	05/15/2055	$ 1,247,026
2,300,000	5.000	05/15/2055	2,116,119
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)(h)
925,000	5.375	10/01/2052	953,812
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (NR/BBB)
6,995,000	4.000	06/01/2049	6,743,297

			34,297,397

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
825,000	4.000	06/01/2036	735,364
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,300,000	4.000	05/15/2023	1,294,729
1,015,000	4.000	05/15/2024	1,004,565
1,060,000	5.000	05/15/2025	1,067,513
1,165,000	5.000	05/15/2027	1,163,934

			5,266,105

Kentucky – 1.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(f)
1,925,000	4.450	01/01/2042	1,807,815
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)(f)
2,250,000	3.700	01/01/2032	2,157,580
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
4,525,000	2.125	10/01/2034	3,665,589
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
6,100,000	2.000	02/01/2032	5,116,852
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
180,000	4.000	03/01/2046	161,503
110,000	4.000	03/01/2049	97,527
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
1,200,000	4.000	06/01/2037	1,192,441
400,000	4.000	06/01/2045	377,665
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (A2/AA)
1,030,000	4.000	06/01/2037	1,023,512

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
$1,000,000	5.000%	08/01/2035	$ 1,050,317
1,000,000	5.000	08/01/2036	1,046,852
Kentucky Public Energy Authority Gas Supply RB 2018 Series B (NR/NR)(a)(b)
25,000,000	4.000	01/01/2025	25,299,920
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A1/NR)(a)(b)
22,955,000	4.000	06/01/2025	23,261,022
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A1/A-)
8,145,000	5.000	11/01/2025	8,777,718
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
400,000	4.000	11/01/2046	397,807
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000	4.000	10/01/2034	1,966,462
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
1,500,000	4.000	10/01/2039	1,420,562
1,100,000	4.000	10/01/2040	1,036,788
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 C (NR/A)(a)(b)
5,000,000	5.000	10/01/2026	5,335,900
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000	10/01/2033	13,869,740
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000	05/15/2038	10,219,638
Public Energy Authority of Kentucky Gas Supply RB 2018 Series A (NR/NR)(a)(b)
5,500,000	4.000	04/01/2024	5,552,182
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
3,260,000	4.000	04/01/2026	3,394,636

			118,230,028

Louisiana – 1.7%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
815,000	4.000	12/01/2022	820,191
1,135,000	4.000	12/01/2023	1,152,335
1,150,000	4.000	12/01/2024	1,168,692
1,385,000	5.000	12/01/2025	1,454,986
1,455,000	5.000	12/01/2026	1,542,677
1,530,000	5.000	12/01/2027	1,633,052
1,605,000	5.000	12/01/2028	1,719,562
1,000,000	5.000	12/01/2029	1,075,179

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (NR/AA)
$275,000	4.000%	06/01/2035	$ 287,201
310,000	4.000	06/01/2036	321,022
285,000	4.000	06/01/2037	292,450
310,000	4.000	06/01/2038	315,239
355,000	4.000	06/01/2039	357,906
310,000	4.000	06/01/2040	311,893
City of New Orleans Sewerage Service RB Series 2020 B (NR/A)
1,325,000	5.000	06/01/2045	1,455,547
Juban Trails Community Development District Special Assessment RB Series 202 (NR\NR)
1,135,000	4.250	06/01/2051	911,265
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR) (PUTABLE)(a)(b)(d)
17,000,000	1.000	12/01/2024	16,006,231
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(f)
630,000	3.625	06/01/2024	625,231
2,540,000	3.750	06/01/2030	2,390,126
5,070,000	4.375	06/01/2048	4,445,488
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
485,000	2.375	06/01/2026	446,976
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(f)
7,520,179	5.000	04/01/2035	7,620,278
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (NR/AA)
1,230,000	5.000	10/01/2026	1,342,653
2,750,000	5.000	10/01/2027	3,043,843
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (Baa2/BBB)
14,185,000	3.500	11/01/2032	13,325,546
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (WR/A+)(b)
6,250,000	4.375	02/01/2024	6,491,957
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
900,000	2.750	10/01/2023	908,762
670,000	5.000	10/01/2023	694,878
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(f)(h)
300,000	6.125	06/01/2037	299,543

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
$3,530,000	3.000%	06/01/2050	$ 2,585,977
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A+)
1,295,000	4.000	06/01/2050	1,211,171
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000	4.000	07/01/2044	828,130
900,000	4.000	07/01/2049	808,020
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
545,000	5.000	10/01/2032	586,133
690,000	5.000	10/01/2034	734,811
885,000	5.000	10/01/2035	939,761
1,435,000	4.000	10/01/2036	1,377,358
885,000	4.000	10/01/2037	843,442
1,530,000	4.000	10/01/2039	1,437,386
550,000	4.000	10/01/2041	510,446
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000	05/15/2042	3,587,172
3,000,000	5.000	05/15/2046	3,094,361
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(f)
580,000	4.000	06/01/2031	541,476
1,235,000	4.000	06/01/2041	1,052,615
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(f)
490,000	4.000	06/01/2031	457,454
785,000	4.000	06/01/2041	669,071
New Orleans Aviation Board GARB Series 2015 B (AMT) (A2/A-)
3,750,000	5.000	01/01/2034	3,848,580
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
1,000,000	5.000	01/01/2048	1,025,392
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(a)(b)(d)
11,300,000	2.000	04/01/2023	11,165,839
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (Baa3/BBB-) (PUTABLE)(a)(b)(d)
21,235,000	2.200	07/01/2026	19,741,853
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-) (PUTABLE)(a)(b)(d)
15,505,000	2.100	07/01/2024	14,992,995
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A2/A)(b)
500,000	5.000	04/01/2023	510,724

			145,010,876

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – 0.5%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
$505,000	3.000%	01/01/2025	$ 509,693
800,000	3.000	01/01/2026	804,387
800,000	3.000	01/01/2027	800,751
300,000	5.000	01/01/2028	329,547
225,000	5.000	01/01/2029	248,514
270,000	5.000	01/01/2030	299,451
370,000	5.000	01/01/2031	407,037
810,000	5.000	01/01/2032	887,618
890,000	5.000	01/01/2033	971,933
620,000	5.000	01/01/2034	675,195
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (A2/AA)
400,000	5.000	12/01/2022	405,460
500,000	5.000	12/01/2023	519,178
500,000	5.000	12/01/2024	527,788
450,000	5.000	12/01/2025	480,805
1,530,000	5.000	12/01/2026	1,647,439
1,500,000	5.000	12/01/2027	1,627,089
1,000,000	5.000	12/01/2028	1,081,711
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
4,655,000	4.000	07/01/2045	4,466,330
2,355,000	4.000	07/01/2050	2,209,598
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
500,000	2.500	07/01/2029	483,813
1,000,000	4.000	07/01/2035	1,002,357
Maine State Housing Authority RB Refunding Series 1 (Aa3/A+)
3,445,000	5.000	06/15/2036	3,888,987
3,345,000	5.000	06/15/2037	3,761,190
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000	5.000	07/01/2026	1,699,563
State of Maine GO Bonds Series 2018 D (Aa2/AA)
9,765,000	5.000	06/01/2024	10,325,167

			40,060,601

Maryland – 1.1%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	420,495
650,000	4.500	09/01/2033	633,271
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (Aa1/AA+)
1,725,000	4.000	08/01/2027	1,857,868
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f)
150,000	2.700	06/01/2023	147,719
100,000	2.750	06/01/2024	97,058
140,000	3.000	06/01/2024	136,011

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f) – (continued)
$125,000	2.800%	06/01/2025	$ 119,600
135,000	2.850	06/01/2026	127,448
175,000	2.950	06/01/2027	162,972
190,000	3.050	06/01/2028	173,240
200,000	3.150	06/01/2029	180,502
300,000	3.375	06/01/2029	271,787
200,000	3.200	06/01/2030	177,545
200,000	3.250	06/01/2031	175,082
250,000	3.300	06/01/2032	215,570
270,000	3.350	06/01/2033	229,292
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
685,000	3.000	07/01/2024	673,578
945,000	4.000	07/01/2029	924,132
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000	01/01/2038	446,245
525,000	4.000	01/01/2039	531,158
1,125,000	4.000	01/01/2040	1,135,956
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000	01/01/2032	635,821
530,000	4.000	01/01/2033	544,255
600,000	4.000	01/01/2034	614,777
1,065,000	4.000	01/01/2035	1,086,189
1,170,000	4.000	01/01/2036	1,191,165
1,310,000	4.000	01/01/2037	1,327,235
1,240,000	4.000	01/01/2038	1,254,368
2,430,000	4.000	01/01/2039	2,453,767
1,530,000	4.000	01/01/2040	1,541,925
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
510,000	5.700	07/01/2029	511,159
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,179,835
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
285,000	4.000	07/01/2040	256,778
Hagerstown Stadium Authority Multi-Use Sports and Events Facility Lease RB Series 2022A (Aa2\NR)
1,990,000	5.000	06/01/2040	2,243,498
2,085,000	5.000	06/01/2041	2,345,716
2,190,000	5.000	06/01/2042	2,459,382
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
1,000,000	5.000	06/01/2044	1,034,236
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
5,595,000	3.997	04/01/2034	4,924,626

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (Baa1/A-)
$6,620,000	1.700%	09/01/2022	$ 6,619,334
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
10,000,000	5.500	01/01/2046	10,342,670
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
800,000	3.250	07/01/2039	671,834
350,000	4.000	07/01/2040	334,443
750,000	4.000	07/01/2045	700,835
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
305,000	4.000	10/01/2026	314,737
425,000	4.000	10/01/2027	438,930
440,000	4.000	10/01/2028	453,175
355,000	4.000	10/01/2029	364,205
475,000	4.000	10/01/2030	484,235
795,000	3.000	10/01/2034	697,701
475,000	4.000	10/01/2040	463,605
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(f)
650,000	5.500	05/01/2042	643,755
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2020B-1 (A/A2)(a)(b)
3,325,000	5.000	07/01/2025	3,514,314
Prince George’s County GO Bonds Consolidated Public Improvement Bonds Series 2014A (AAA/Aaa)
4,010,000	4.000	09/01/2032	4,095,600
1,545,000	4.000	09/01/2033	1,573,069
State of Maryland Department of Transportation RB Series 2015 (Aa1/AAA)
15,780,000	4.000	02/01/2030	16,003,967
State of Maryland GO Bonds State and Local Facilities Loan of 2022 1st Series A Tax Exempt Bonds (AAA/Aaa)
10,000,000	5.000	06/01/2034	11,791,377

			93,949,047

Massachusetts – 0.6%
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
5,000,000	5.000	07/15/2036	5,834,979
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(f)
885,000	4.000	11/15/2023	895,266
1,200,000	5.000	11/15/2028	1,295,299
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000	12/01/2042	210,987
245,000	5.000	12/01/2042	252,868

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(f)
$115,000	5.000%	07/15/2022	$ 115,088
125,000	5.000	07/15/2024	129,607
125,000	5.000	07/15/2025	131,098
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
350,000	5.000	10/01/2026	378,989
495,000	5.000	10/01/2027	541,825
500,000	5.000	10/01/2028	550,765
425,000	5.000	10/01/2029	471,183
325,000	5.000	10/01/2030	361,997
450,000	5.000	10/01/2031	496,609
400,000	5.000	10/01/2032	436,812
500,000	5.000	10/01/2033	542,327
450,000	5.000	10/01/2034	485,362
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
825,000	5.000	07/01/2038	866,898
1,850,000	5.000	07/01/2039	1,940,965
Massachusetts School Building Authority RB Series 2018 B (Aa3/AA)
10,735,000	4.000	02/15/2039	10,710,899
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e)
	(3M USD LIBOR + 0.57%)
1,970,000	1.432	05/01/2037	1,853,881
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(e)
	(3M USD LIBOR + 0.57%)
1,735,000	1.432	05/01/2037	1,632,732
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (Aa1/AA)
4,030,000	4.000	05/01/2039	4,036,388
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A2/A+)
10,000,000	5.000	01/01/2027	11,065,391
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (Aa2/AA)(a)(b)
5,525,000	5.000	01/01/2023	5,607,672

			50,845,887

Michigan – 2.5%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
50,843,183	4.000	04/01/2044	40,663,259
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
245,000	5.000	04/01/2023	249,364
265,000	5.000	04/01/2024	274,421
275,000	5.000	04/01/2025	288,123
290,000	5.000	04/01/2026	307,392

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2020 (Ba3/BB-) – (continued)
$615,000	5.000%	04/01/2027	$ 655,842
645,000	5.000	04/01/2028	691,616
455,000	5.000	04/01/2029	488,697
710,000	5.000	04/01/2030	764,960
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
1,365,000	5.000	04/01/2030	1,470,663
1,100,000	5.000	04/01/2032	1,172,360
1,540,000	5.000	04/01/2034	1,622,340
2,280,000	5.000	04/01/2036	2,383,741
1,900,000	5.000	04/01/2038	1,976,167
1,750,000	5.000	04/01/2039	1,816,580
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
365,000	2.017	04/01/2023	359,694
400,000	2.189	04/01/2024	385,429
500,000	2.511	04/01/2025	472,943
675,000	2.711	04/01/2026	627,424
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (Aa2/AA)
1,000,000	5.000	01/01/2045	1,089,216
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
1,075,000	5.000	07/01/2026	1,128,012
1,130,000	5.000	07/01/2027	1,185,499
1,000,000	5.000	07/01/2028	1,048,915
1,000,000	5.000	07/01/2029	1,048,717
3,435,000	5.000	07/01/2033	3,599,610
3,330,000	5.000	07/01/2036	3,486,933
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
2,556,114	4.000	04/01/2044	2,044,324
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A2/A+)
3,000,000	5.000	07/01/2035	3,195,089
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (A1/AA-)
8,300,000	5.250	07/01/2033	8,950,240
17,775,000	5.250	07/01/2034	19,144,340
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
475,000	4.000	11/15/2031	440,820
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR\BBB-)
645,000	4.000	02/01/2042	579,349
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
1,850,000	5.000	11/15/2048	1,911,642
3,700,000	4.000	11/15/2050	3,376,237
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
1,300,000	4.000	02/15/2047	1,224,388
19,450,000	4.000	02/15/2050	18,197,712

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital Revenue Refunding Bonds for Henry Ford Health System Series 2016 (A2\A)
$1,500,000	5.000%	11/15/2032	$ 1,582,114
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (NR/BB+)
1,000,000	3.875	10/01/2023	1,008,953
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (A1/AA-)
1,000,000	5.000	07/01/2034	1,032,180
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL) (A2/A+)
650,000	5.000	07/01/2036	672,312
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
325,000	5.000	07/01/2032	337,429
250,000	5.000	07/01/2033	259,316
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
1,945,000	5.000	07/01/2033	2,036,729
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
400,000	5.000	07/01/2035	414,356
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
1,000,000	5.000	07/01/2029	1,056,207
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,240,000	3.500	09/01/2030	1,100,506
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
450,000	4.000	09/01/2045	416,169
475,000	4.000	09/01/2050	430,443
Michigan Finance Authority RB Senior Lien Series 2014 C-1 (NR/NR)(b)
1,000,000	5.000	07/01/2022	1,000,000
Michigan Finance Authority RB Senior Lien Series 2014 C-2 (AMT) (NR/NR)(b)
5,015,000	5.000	07/01/2022	5,015,000
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (BBB+/NR)
6,600,000	5.000	06/01/2040	6,953,538

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
$1,570,000	5.000%	06/01/2049	$ 1,586,027
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(g)
101,825,000	0.000	06/01/2065	9,286,196
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
15,000,000	4.250	12/31/2038	14,363,378
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450	09/01/2030	6,299,680
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350	08/01/2029	6,094,666
Michigan Strategic Fund Variable Rate Limited Obligation Green RB Series 2021 (Ba2\BB) (PUTABLE)(a)(b)(d)
4,700,000	4.000	10/01/2026	4,651,021
Universal Academy RB Refunding Series 2021 (NR/BBB-)
425,000	2.000	12/01/2026	385,820
450,000	4.000	12/01/2031	431,550
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000	4.000	11/01/2026	2,624,726
2,585,000	4.000	11/01/2027	2,747,913
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (NR/AA)
3,705,000	5.000	05/01/2027	4,078,880
Warren Consolidated Schools GO Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,224,541
1,215,000	5.000	05/01/2026	1,322,704
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000	2.019	05/01/2025	554,761
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A1/A-)
400,000	5.000	12/01/2033	423,669
1,065,000	5.000	12/01/2034	1,123,640
650,000	5.000	12/01/2035	683,265
800,000	5.000	12/01/2036	839,816
880,000	5.000	12/01/2037	920,778
Wayne County Airport Authority RB Series 2021A (NON-AMT) (NR/A)
2,200,000	5.000	12/01/2037	2,405,892
1,605,000	5.000	12/01/2039	1,747,008
875,000	5.000	12/01/2041	948,335

			216,381,576

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – 0.3%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
$1,315,000	4.000%	07/01/2031	$ 1,230,684
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000	12/01/2029	2,231,112
2,940,000	2.000	12/01/2030	2,703,258
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
3,300,000	5.000	05/01/2048	3,411,323
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
440,000	3.000	12/01/2030	396,670
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250	02/15/2048	2,024,975
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
325,000	5.000	06/15/2027	348,730
460,000	5.000	06/15/2028	495,360
400,000	5.000	06/15/2029	432,253
425,000	5.000	06/15/2030	459,921
450,000	5.000	06/15/2031	486,979
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
370,000	3.000	07/01/2024	365,984
400,000	3.000	07/01/2025	391,923
360,000	3.000	07/01/2026	348,525
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
630,000	3.000	03/01/2023	626,668
650,000	3.250	03/01/2024	643,062
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa2/NR)
380,000	5.000	02/01/2023	387,110
400,000	5.000	02/01/2024	418,069
375,000	5.000	02/01/2025	400,209
1,105,000	5.000	02/01/2027	1,219,413
350,000	5.000	02/01/2028	390,418
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000	05/01/2047	495,040
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000	4.000	12/01/2026	169,485
165,000	4.000	12/01/2027	169,220
205,000	4.000	12/01/2028	209,459
125,000	4.000	12/01/2029	127,292
250,000	4.000	12/01/2030	252,634
170,000	4.000	12/01/2031	170,884

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (Aa1/AAA)
$1,680,000	3.000%	10/01/2029	$ 1,711,899
State of Minnesota GO State Various Purpose Bonds Series 2015A (AAA/Aa1)
5,500,000	5.000	08/01/2035	5,926,384

			28,644,943

Mississippi – 0.2%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2\BBB) (PUTABLE)(a)(b)(d)
9,125,000	2.650	04/01/2027	8,736,121
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(f)
400,000	5.000	10/01/2022	402,308
415,000	5.000	10/01/2023	424,953
440,000	5.000	10/01/2024	456,011
660,000	5.000	10/01/2025	690,517
750,000	5.000	10/01/2026	791,565
800,000	5.000	10/01/2027	850,150
850,000	5.000	10/01/2028	906,063
875,000	5.000	10/01/2029	935,749
1,225,000	5.000	10/01/2030	1,312,573
Mississippi State GO Bonds Series 2015 F (Aa2/AA)(b)
1,000,000	4.000	11/01/2025	1,058,476
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR) (PUTABLE)(a)(b)(d)
2,700,000	2.900	09/01/2023	2,711,459

			19,275,945

Missouri – 1.1%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
350,000	4.000	11/01/2022	349,543
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
1,200,000	4.000	03/01/2041	1,052,738
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500	10/01/2041	598,577
1,060,000	2.625	10/01/2046	682,463
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(f)
900,000	4.500	12/01/2029	892,143
Industrial Development Authority of The City of St Louis Missouri (The)(h)
1,650,000	5.000	05/15/2041	1,650,837
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A2/A-)
4,200,000	5.000	03/01/2030	4,577,147
4,410,000	5.000	03/01/2031	4,771,717
4,630,000	5.000	03/01/2032	4,978,735
4,865,000	5.000	03/01/2033	5,206,293

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A2/A-)
$2,000,000	5.000%	03/01/2033	$ 2,185,792
3,200,000	5.000	03/01/2034	3,485,202
Metropolitan St Louis Sewer District RB Refunding Series 2021 A (NR/AAA)
1,760,000	5.000	05/01/2032	2,022,088
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (Aa1/AAA)
19,880,000	5.000	05/01/2047	21,284,089
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000	09/01/2038	876,677
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
370,000	4.000	08/01/2036	347,177
475,000	4.000	08/01/2041	433,969
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
320,000	5.000	09/01/2025	334,040
860,000	5.000	09/01/2027	911,558
1,355,000	5.000	09/01/2028	1,440,057
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
420,000	4.000	02/15/2037	419,227
675,000	4.000	02/15/2038	672,604
500,000	4.000	02/15/2039	497,677
1,850,000	4.000	02/15/2044	1,810,946
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
875,000	3.000	10/01/2026	809,484
875,000	4.000	10/01/2031	787,340
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000	10/01/2030	306,499
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
210,000	5.000	10/01/2026	228,618
210,000	5.000	10/01/2029	235,404
150,000	5.000	10/01/2032	165,954
240,000	4.000	10/01/2034	244,588
125,000	4.000	10/01/2035	127,160
150,000	4.000	10/01/2036	152,335
170,000	4.000	10/01/2037	172,272
145,000	4.000	10/01/2038	146,260
110,000	4.000	10/01/2039	110,418
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
350,000	3.000	05/01/2024	342,334
250,000	3.000	05/01/2026	237,715
Springfield Public Utility RB Refunding Series 2015 (NR/AA+)
15,750,000	3.250	08/01/2027	16,083,591

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
$1,100,000	5.000%	04/01/2048	$ 1,173,362
St Louis Municipal Finance Corp. RB for City of St Louis Series 2020 (AGM) (A2/AA)
1,000,000	5.000	10/01/2040	1,108,089
5,300,000	5.000	10/01/2045	5,785,673
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(d)
4,000,000	3.500	07/01/2025	4,012,501

			93,710,893

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000	07/01/2029	642,980

Nebraska – 0.2%
Central Plans Energy Project Gas Supply Revenue Refunding Bonds Series 2019 (NR/AA-)(a)(b)
12,000,000	4.000	08/01/2025	12,327,295
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000	01/01/2033	416,478
1,000,000	4.000	01/01/2034	1,002,747
1,000,000	4.000	01/01/2035	1,002,639
1,250,000	4.000	01/01/2036	1,252,765
1,185,000	4.000	01/01/2037	1,180,291
1,500,000	4.000	01/01/2038	1,493,040
2,000,000	4.000	01/01/2039	1,983,682

			20,658,937

Nevada – 1.4%
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
200,000	3.500	06/01/2025	195,964
185,000	3.500	06/01/2026	179,605
200,000	3.500	06/01/2027	191,484
150,000	3.500	06/01/2028	141,561
170,000	3.500	06/01/2029	157,674
170,000	3.250	06/01/2030	151,880
310,000	3.250	06/01/2031	273,507
410,000	3.500	06/01/2032	366,298
465,000	3.500	06/01/2033	411,177
985,000	3.500	06/01/2034	861,476
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
415,000	2.750	06/01/2033	325,064
730,000	2.750	06/01/2036	540,051

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
$240,000	4.250%	06/01/2034	$ 232,848
285,000	4.500	06/01/2039	276,464
235,000	4.625	06/01/2043	225,075
375,000	4.625	06/01/2049	350,190
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(f)
325,000	2.500	06/15/2024	314,312
1,505,000	2.750	06/15/2028	1,348,135
Clark County Airport System Subordinate Lien Refunding RB Series 2019D (NON-AMT) (Aa3\A)
6,925,000	5.000	07/01/2026	7,595,388
Clark County Jet Aviation Fuel Tax Refunding RB Series 2013A (AMT) (A+/A1)
2,250,000	5.000	07/01/2026	2,279,816
Clark County LT GO Stadium Improvement Bonds Series 2018A (AA+/NR)
15,000,000	5.000	05/01/2048	16,090,654
Clark County School District Building GO Bonds Series 2018 A (A1/A+)
7,335,000	5.000	06/15/2033	8,080,952
Clark County School District Building GO Bonds Series 2019 B (AGM) (A1/AA)
8,540,000	5.000	06/15/2030	9,670,830
Clark County School District GO Bonds Series 2018 A (A1/A+)
5,000,000	5.000	06/15/2030	5,574,642
11,180,000	5.000	06/15/2031	12,419,511
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
880,000	5.000	06/15/2028	992,844
880,000	5.000	06/15/2029	1,001,781
770,000	5.000	06/15/2030	882,104
705,000	5.000	06/15/2031	803,869
795,000	5.000	06/15/2032	903,186
725,000	5.000	06/15/2033	815,220
835,000	5.000	06/15/2034	936,767
880,000	5.000	06/15/2035	985,265
835,000	4.000	06/15/2036	866,524
900,000	4.000	06/15/2037	925,516
855,000	4.000	06/15/2038	868,344
950,000	4.000	06/15/2039	956,524
700,000	4.000	06/15/2040	700,979
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,287,173
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/A)
1,250,000	5.000	07/01/2026	1,361,074
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
715,000	5.000	07/01/2026	778,534

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
$605,000	5.000%	07/01/2035	$ 664,664
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
2,685,000	5.000	07/01/2043	2,905,140
23,350,000	4.000	07/01/2049	23,037,017
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,050,000	5.000	07/01/2027	1,158,567
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000	5.000	11/01/2026	5,381,382
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000	07/01/2040	1,717,946

			118,184,978

New Hampshire – 0.8%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/NR)
3,500,000	3.000	08/15/2046	2,768,566
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (AMT) (NR/A-)
8,235,000	4.000	12/01/2028	8,241,176
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
5,450,000	4.000	01/01/2041	4,809,413
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-) (PUTABLE)(a)(b)(d)
2,695,000	2.800	10/02/2023	2,710,651
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
8,965,000	5.000	08/01/2032	9,507,723
3,880,000	5.000	08/01/2033	4,104,236
4,075,000	5.000	08/01/2034	4,293,099
4,290,000	5.000	08/01/2035	4,502,132
4,505,000	5.000	08/01/2036	4,721,903
4,735,000	5.000	08/01/2037	4,955,683
4,980,000	5.000	08/01/2038	5,203,486
5,235,000	5.000	08/01/2039	5,462,557
5,505,000	5.000	08/01/2040	5,735,767

			67,016,392

New Jersey – 4.2%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
300,000	5.000	03/01/2024	313,523
250,000	5.000	03/01/2026	271,496
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
3,925,000	4.000	07/01/2047	3,689,220
Borough of Stone Harbor GO Bonds Series 2018 (NR/AA+)
1,345,000	4.000	11/01/2026	1,417,501

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
City of Hoboken GO Bonds for Open Space Bonds and General Improvement Bonds and Parking Utility Bonds Series 2022 (NR\AA+)
$1,455,000	3.000%	02/15/2049	$ 1,156,399
1,455,000	3.000	02/15/2050	1,147,951
Essex County Improvement Authority RB for Friends of TEAM Academy Charter School Obligated Group Series 2021 (NR/BBB)
470,000	4.000	06/15/2038	439,861
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (A1/AA)
1,175,000	4.000	08/01/2046	1,109,737
1,450,000	4.000	08/01/2051	1,331,285
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000	09/01/2034	1,018,511
1,350,000	3.000	09/01/2035	1,230,438
1,350,000	3.000	09/01/2036	1,209,015
1,350,000	3.000	09/01/2037	1,189,670
1,350,000	3.000	09/01/2038	1,177,288
1,100,000	3.000	09/01/2039	950,124
New Jersey Economic Development Authority RB Series 2005 (AMBAC) (BBB/Baa1)
2,680,000	5.500	09/01/2024	2,840,267
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2032	491,518
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,000,000	5.500	06/15/2033	4,258,932
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (Baa1/BBB)
5,805,000	5.000	06/15/2028	6,302,119
10,295,000	5.000	06/15/2029	11,164,916
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (A2/AA)
1,300,000	5.000	06/01/2042	1,387,874
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
9,340,000	5.000	06/15/2029	10,129,220
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A)
785,000	3.000	06/01/2032	734,235
1,545,000	5.000	06/01/2032	1,636,703
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(b)
5,900,000	5.500	12/15/2026	6,706,352
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2\NR)
10,000,000	5.000	10/01/2047	10,225,683

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
$5,380,000	5.000%		06/15/2037	$ 5,629,661
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds Series 2013 (BBB/NR)
10,325,000	5.375		01/01/2043	10,488,191
New Jersey Educational Facilities Authority RB Series 2020 (BBB+/NR)
2,200,000	5.000		07/01/2037	2,329,653
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
1,600,000	4.000		07/01/2042	1,292,753
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
1,090,000	5.000		07/01/2034	1,160,968
1,130,000	5.000		07/01/2035	1,201,174
1,095,000	5.000		07/01/2036	1,162,063
1,980,000	5.000		07/01/2038	2,089,226
1,610,000	5.000		07/01/2045	1,677,915
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (Aaa/AAA)
2,675,000	5.000		07/01/2033	2,945,302
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
1,250,000	3.000		07/01/2040	1,014,921
New Jersey Health Care Facilities Financing Authority RB for St.. Joseph’s Healthcare System Obligated Group Issue Series 2016 (BBB-/Baa3)
1,000,000	5.000		07/01/2041	1,015,322
New Jersey Health Care Facilities Financing Authority Revenue Refunding Bonds for RWJ Barnabas Health Obligated Group Issue Series 2019B-2 (AA-/Aa3)(a)(b)
5,700,000	5.000		07/01/2025	6,070,789
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,320,000	0.650		05/01/2024	1,279,216
2,555,000	0.750		11/01/2024	2,455,312
1,910,000	0.900		11/01/2025	1,803,452
New Jersey State Turnpike Authority RB Series 2014 A (A2/A+)
8,095,000	5.000		01/01/2027	8,508,232
New Jersey State Turnpike Authority RB Series 2015 E (A2/A+)
8,945,000	5.000		01/01/2032	9,438,655
7,385,000	5.000		01/01/2045	7,688,214
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
8,320,000	5.000		12/15/2033	8,828,943
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)
24,175,000	0.000	(g)	12/15/2035	13,519,605

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(g)
$10,025,000	0.000%	12/15/2026	$ 8,613,361
3,530,000	0.000	12/15/2029	2,646,390
1,325,000	0.000	12/15/2031	898,945
5,000,000	0.000	12/15/2036	2,596,432
1,495,000	0.000	12/15/2037	734,332
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
755,000	5.000	06/15/2046	770,022
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(g)
7,530,000	0.000	12/15/2027	6,246,468
18,565,000	0.000	12/15/2031	12,759,682
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (Baa1/BBB)
1,705,000	5.250	12/15/2022	1,733,375
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)(g)
25,925,000	0.000	12/15/2036	13,462,500
42,640,000	0.000	12/15/2037	20,944,444
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(g)
10,000,000	0.000	12/15/2038	4,627,989
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
1,390,000	4.000	12/15/2039	1,358,697
1,620,000	5.000	12/15/2039	1,707,469
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (Baa1/A+)
2,330,000	5.000	06/15/2030	2,482,249
1,825,000	5.000	06/15/2031	1,937,969
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,905,000	4.000	12/15/2031	2,951,414
2,000,000	5.000	12/15/2032	2,132,939
7,775,000	5.000	12/15/2034	8,213,202
2,770,000	5.000	12/15/2035	2,913,571
3,455,000	5.000	12/15/2036	3,628,571
2,410,000	4.250	12/15/2038	2,425,461
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
120,000	3.000	06/15/2050	88,627
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (BBB+/A3)
4,600,000	4.000	06/15/2045	4,262,766
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (Baa1/BBB)
7,000,000	5.000	06/15/2029	7,591,492
6,155,000	5.000	06/15/2030	6,628,184
3,000,000	5.000	06/15/2032	3,203,505

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
$3,060,000	5.000%	06/15/2034	$ 3,235,207
10,000,000	5.000	06/15/2037	10,503,890
3,000,000	5.250	06/15/2043	3,155,091
10,000,000	4.500	06/15/2049	9,990,740
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
2,000,000	4.000	06/15/2044	1,862,334
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)(g)
8,320,000	0.000	12/15/2032	5,359,815
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (BBB+/A3)
1,000,000	5.000	12/15/2028	1,089,444
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (A2/AA)
3,200,000	5.500	12/15/2022	3,255,775
New Jersey Turnpike Authority Turnpike RB Series 2021 A (A1\AA-)
3,500,000	4.000	01/01/2042	3,496,167
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (Baa1/BB+)
1,670,000	4.000	01/01/2023	1,689,685
730,000	4.000	01/01/2024	737,216
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
1,000,000	5.000	01/01/2037	1,042,540
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
1,585,000	5.000	01/01/2048	1,601,636
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A2/AA)
1,000,000	5.000	11/01/2029	1,118,235
1,500,000	5.000	11/01/2030	1,658,544
1,000,000	5.000	11/01/2031	1,101,299
1,000,000	5.000	11/01/2032	1,097,592
725,000	5.000	11/01/2033	793,404
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (NR/BBB+)
2,200,000	5.000	06/01/2046	2,254,107
2,250,000	5.250	06/01/2046	2,340,113
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
2,000,000	5.000	06/01/2046	1,999,906
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB+)
5,000	3.200	06/01/2027	5,000
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
6,455,000	6.750	12/01/2041	5,580,808

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Union County Utilities Authority RB Refunding for Covanta Union LLC Series 2011 A (AMT) (CNTY GTD) (NR/AA+)
$4,730,000	5.250%	12/01/2031	$ 4,738,837

			362,396,846

New Mexico – 0.1%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
8,400,000	1.800	04/01/2029	7,242,787
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000	09/01/2027	192,557
200,000	5.000	09/01/2029	224,048
450,000	5.000	09/01/2030	507,812
300,000	5.000	09/01/2031	337,006
350,000	5.000	09/01/2032	391,726
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR\NR)(f)
637,000	3.750	05/01/2028	593,200
1,035,000	4.000	05/01/2033	915,787

			10,404,923

New York – 7.0%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
4,065,000	1.625	11/01/2025	3,785,382
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
100,000	4.000	06/15/2026	100,893
100,000	4.000	06/15/2027	100,608
100,000	4.000	06/15/2028	99,926
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(f)
1,425,000	5.000	12/01/2041	1,419,605
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
300,000	4.000	06/15/2031	280,008
425,000	4.000	06/15/2041	361,710
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(f)
2,465,000	4.000	06/15/2027	2,297,635
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(f)
260,000	6.500	07/01/2032	273,550
2,500,000	6.500	07/01/2042	2,558,943
850,000	6.500	07/01/2052	862,139
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(f)
900,000	9.750	07/01/2032	901,361
City of New Rochelle RB for Iona College Project Series 2015 A (Baa2/BBB)
325,000	5.000	07/01/2025	341,462
335,000	5.000	07/01/2026	351,098
425,000	5.000	07/01/2027	445,319

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (AA/Aa2)
$2,500,000	5.500%		05/01/2046	$ 2,855,391
3,900,000	4.500		05/01/2049	4,020,945
Dormitory Authority of the State of New York Personal Income Tax RB Series 2017A (NR\AA+)
9,115,000	5.000		02/15/2031	9,910,922
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(f)
900,000	5.000		07/01/2040	911,226
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (AA+/NR)
12,500,000	4.000		03/15/2039	12,366,691
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(f)
29,200,000	0.000	(g)	06/01/2060	1,540,577
Essex County IDA Environmental Improvement Revenue Refunding Bonds Series 2019A (AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
500,000	2.100		10/01/2024	491,375
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aaa/NR)(e)(f)
	(1M USD LIBOR + 0.50%)
6,926,800	2.133		01/25/2033	6,898,449
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 C (NR/NR)
1,725,000	3.000		07/01/2025	1,646,418
Long Island Power Authority Electic System General RB Series 2019B (A/A)(a)(b)
12,825,000	1.650		09/01/2024	12,592,994
Long Island Power Authority RB Refunding Series 2014 C (A2/A)(b)(e)
	(1M USD LIBOR + 0.75%)
9,000,000	1.949		10/01/2023	8,997,852
Metropolitan Tranportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3\BBB+)
2,500,000	4.000		11/15/2047	2,220,838
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A3/NR)(a)(b)
2,500,000	5.000		05/15/2030	2,727,908
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
625,000	5.000		11/15/2027	668,902
850,000	5.000		11/15/2028	903,331
Metropolitan Transportation Authority RB Green Bond Series 2019 C (AGM-CR) (A2/AA)
10,015,000	5.000		11/15/2041	10,634,625
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
5,175,000	4.750		11/15/2045	5,235,627
3,250,000	5.000		11/15/2050	3,347,387
1,800,000	5.250		11/15/2055	1,870,501

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
$3,000,000	5.000%	11/15/2028	$ 3,239,909
3,450,000	5.000	11/15/2029	3,741,104
1,675,000	5.000	11/15/2030	1,817,690
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A3/BBB+)
1,340,000	5.000	11/15/2027	1,438,902
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
2,465,000	4.000	11/15/2032	2,395,550
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (A3/WR/BBB+)
4,545,000	5.000	11/01/2025	4,583,726
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
520,000	5.000	11/15/2027	559,927
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
735,000	5.000	11/15/2029	779,110
755,000	5.250	11/15/2031	803,618
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/BBB+)
1,075,000	5.000	11/15/2027	1,155,546
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A3/NR/BBB+)(b)(e)
	(1M USD LIBOR + 0.55%)
7,465,000	1.698	11/01/2022	7,439,002
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
4,250,000	5.250	11/15/2028	4,525,630
Metropolitan Transportation Authority RB Series 2011 B (A3/WR/BBB+)(b)(e)
	(1M USD LIBOR + 0.55%)
7,510,000	1.698	11/01/2022	7,483,857
Metropolitan Transportation Authority RB Series 2013 B (A3/BBB+)
2,530,000	5.000	11/15/2022	2,559,375
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
580,000	5.000	11/15/2028	619,648
Metropolitan Transportation Authority RB Subseries 2015 A-1 (A3/BBB+)
475,000	5.000	11/15/2025	502,627
Metropolitan Transportation Authority Transportation RB Series 2015B (BBB+/A3)
2,000,000	5.250	11/15/2055	2,052,696
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (AA/A3)
4,980,000	4.000	11/15/2047	4,596,181
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3\BBB+)
5,675,000	4.000	11/15/2045	5,092,740

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
MTA Hudson Rail Yards Trust Obligations Series 2016A (NR/A3)
$2,500,000	5.000%	11/15/2056	$ 2,569,188
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(g)
82,790,000	0.000	06/01/2060	4,162,441
New York City GO Bonds Series 2018 E-1 (Aa2/AA)
9,725,000	5.000	03/01/2044	10,319,192
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
3,500,000	2.750	12/29/2023	3,504,320
New York City IDA Pilot Revenue Refunding Bonds Series 2020A (AGM) (AA/BBB+)
1,000,000	5.000	03/01/2030	1,100,896
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)(a)
1,245,000	2.250	10/01/2029	1,145,504
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
3,540,000	3.000	01/01/2039	2,962,619
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
2,290,000	3.000	03/01/2036	2,023,750
2,555,000	3.000	03/01/2040	2,132,799
1,875,000	4.000	03/01/2045	1,768,378
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
2,125,000	4.000	03/01/2045	1,947,002
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (ST AID WITHHLDG) (AA/Aa2)
5,000,000	5.000	07/15/2033	5,266,946
New York City Water & Sewer System RB for Second General Resolution Series 2018 BB (Aa1/AA+)
5,250,000	5.000	06/15/2046	5,625,459
New York Convention Center Development Corp. RB Refunding Series 2015 (A2/NR)
3,755,000	5.000	11/15/2030	4,004,421
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(g)
143,440,000	0.000	06/01/2060	6,850,910
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
4,840,000	3.500	02/15/2048	4,743,827
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(f)
18,685,000	5.000	11/15/2044	18,169,107
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
855,000	2.625	09/15/2069	770,152

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
$1,070,000	2.800%	09/15/2069	$ 966,634
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (Aa2/AA+)
1,435,000	5.000	02/15/2027	1,568,540
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa2/AA+)
6,235,000	5.000	02/15/2027	6,815,223
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
18,000,000	4.000	03/15/2038	17,770,642
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa2/AA+)
5,275,000	5.000	03/15/2026	5,792,943
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
1,400,000	5.000	07/01/2033	1,467,675
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560	07/01/2026	97,582
100,000	3.670	07/01/2027	97,215
40,000	3.760	07/01/2028	38,733
200,000	3.820	07/01/2029	191,607
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,070,000	5.000	07/01/2027	1,146,083
1,130,000	5.000	07/01/2028	1,213,940
1,185,000	5.000	07/01/2029	1,278,557
745,000	5.000	07/01/2030	803,131
100,000	4.000	07/01/2031	98,549
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
540,000	5.000	07/01/2032	536,661
465,000	5.000	07/01/2034	458,068
1,005,000	5.000	07/01/2035	997,555
440,000	5.000	07/01/2036	435,055
545,000	4.000	07/01/2040	441,454
590,000	5.000	07/01/2041	573,422
2,315,000	4.000	07/01/2045	1,777,390
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
530,000	4.000	09/01/2036	488,887
500,000	4.000	09/01/2037	458,441
575,000	4.000	09/01/2038	524,245
615,000	4.000	09/01/2039	558,006
750,000	4.000	09/01/2040	676,190
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
5,300,000	4.000	07/01/2048	4,889,239

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2021 A (NR/AA+)
$4,400,000	4.000%	03/15/2041	$ 4,311,602
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
4,350,000	3.000	03/15/2038	3,780,953
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2021 (NR/AA+)
5,010,000	5.000	03/15/2049	5,458,148
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)
5,000	5.000	03/15/2024	5,256
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000	04/01/2042	901,318
1,550,000	3.000	04/01/2048	1,159,090
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (Aa2/AA+)
425,000	4.900	03/15/2023	430,249
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)
5,350,000	2.300	07/01/2034	5,350,000
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (PUTABLE)(a)(b)(d)(f)
1,440,000	2.875	12/03/2029	1,249,133
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
750,000	2.750	09/02/2025	710,885
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,050,000	1.100	05/01/2027	2,746,273
New York State Thruway Authority Personal Income Tax RB Series 2021a-1 Bidding Group 5 (NR\AA+)
11,580,000	4.000	03/15/2045	11,294,522
New York State Urban Development Corp State Personal Income Tax RB Series 2020C (NR/AA+)
2,500,000	5.000	03/15/2038	2,744,374
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (Aa2/AA+)
5,000,000	5.000	03/15/2031	5,230,337
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa2/NR)
7,000,000	3.000	03/15/2050	5,564,937
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
1,000,000	4.000	12/01/2040	989,811
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
9,545,000	5.000	01/01/2023	9,616,982
2,000,000	5.000	01/01/2027	2,060,091
1,170,000	5.000	01/01/2029	1,199,310

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR) – (continued)
$1,000,000	5.000%	01/01/2031	$ 1,020,634
8,150,000	5.000	01/01/2033	8,272,075
5,000,000	5.000	01/01/2034	5,064,199
14,460,000	4.000	01/01/2036	13,428,503
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
2,450,000	4.000	10/01/2030	2,377,739
4,795,000	5.000	10/01/2035	4,849,381
4,500,000	5.000	10/01/2040	4,527,258
11,100,000	4.375	10/01/2045	10,151,432
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
1,225,000	2.500	10/31/2031	1,022,306
575,000	4.000	10/31/2034	531,624
4,285,000	4.000	10/31/2041	3,750,432
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A2/AA)
1,500,000	4.000	07/01/2046	1,375,101
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
500,000	5.000	12/01/2027	529,646
500,000	5.000	12/01/2028	530,133
500,000	5.000	12/01/2029	530,304
600,000	5.000	12/01/2036	623,880
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
1,150,000	5.000	12/01/2027	1,235,051
970,000	5.000	12/01/2028	1,032,980
1,105,000	5.000	12/01/2029	1,185,862
885,000	5.000	12/01/2030	948,611
1,060,000	5.000	12/01/2031	1,140,646
1,235,000	5.000	12/01/2032	1,307,671
1,370,000	5.000	12/01/2033	1,443,052
1,920,000	5.000	12/01/2034	2,027,640
1,680,000	5.000	12/01/2035	1,770,779
2,745,000	5.000	12/01/2036	2,885,725
2,480,000	5.000	12/01/2037	2,600,128
4,565,000	5.000	12/01/2038	4,788,059
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa3\NR)
2,285,000	5.000	07/01/2046	2,335,047
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
31,060,000	5.250	01/01/2050	31,839,823
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (NR/B-)
2,250,000	5.000	08/01/2031	2,235,344

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
$7,020,000	5.250%	08/01/2031	$7,301,313
5,675,000	5.375	08/01/2036	6,033,721
New York Transportation Development Corp. Special Facility RB Series 2021 (NR\NR)
3,760,000	3.000	08/01/2031	3,432,188
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
5,520,000	5.000	08/01/2026	5,485,854
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
420,000	4.000	12/01/2032	425,024
505,000	4.000	12/01/2033	510,843
420,000	4.000	12/01/2034	424,800
420,000	4.000	12/01/2035	424,585
525,000	4.000	12/01/2036	530,449
425,000	4.000	12/01/2037	429,158
420,000	4.000	12/01/2038	423,999
1,260,000	3.000	12/01/2039	1,062,649
840,000	3.000	12/01/2040	700,128
1,680,000	4.000	12/01/2049	1,624,922
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000	07/01/2039	307,331
4,225,000	3.000	07/01/2044	2,942,402
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (Aa3/A+)
10,000,000	5.000	10/15/2044	10,258,116
Port Authority of New York & New Jersey Consolidated RB Refunding Series 197 (AMT) (Aa3/A+)
4,000,000	5.000	11/15/2034	4,184,887
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (Aa3/A+)
6,335,000	4.000	07/15/2046	5,898,204
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
2,500,000	5.000	09/01/2033	2,740,364
2,000,000	5.000	09/01/2034	2,181,305
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (Aa3/A+)
2,000,000	4.000	07/15/2045	1,866,838
1,500,000	4.000	07/15/2050	1,386,915
Port Authorty of New York Consolidated Bonds 227th Series (Aa3/A+)
10,000,000	3.000	10/01/2028	9,883,162
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
2,295,000	5.000	05/01/2026	2,454,360

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
$6,200,000	4.250%	05/01/2052	$ 5,850,110
5,225,000	5.000	05/01/2052	5,417,920
State of New York Dormitory Authority Personal Income Tax RB Series 2018A (NR/Aa1)
10,200,000	4.000	03/15/2048	9,910,827
State of New York Dormitory Authority Personal Income Tax RB Series 2019D (NR/Aa1)
10,000,000	4.000	02/15/2047	9,726,704
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (AA+/NR)
8,175,000	4.000	03/15/2040	8,022,966
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
3,550,000	4.000	03/15/2046	3,456,766
9,200,000	4.000	03/15/2047	8,947,956
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,800,000	4.000	06/01/2050	3,496,209
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
600,000	5.000	09/01/2038	638,770
820,000	5.000	09/01/2039	871,942
805,000	4.000	09/01/2040	748,725
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
1,000,000	5.000	11/01/2023	1,035,123
1,000,000	5.000	11/01/2024	1,041,542
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	190,612
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
300,000	4.000	10/15/2030	282,766

			605,353,805

North Carolina – 0.5%
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
375,000	2.000	10/01/2024	365,852
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	390,242
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(d)
1,750,000	2.100	10/01/2024	1,719,811

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
$5,250,000	5.000%	03/01/2029	$ 5,947,509
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (AA/Baa2)
5,290,000	5.500	07/01/2047	5,797,203
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (NR/NR)
1,310,000	5.000	12/31/2037	1,328,963
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
680,000	4.000	09/01/2041	632,489
325,000	4.000	09/01/2046	293,645
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
155,000	3.000	03/01/2023	153,765
190,000	4.000	03/01/2024	188,671
235,000	4.000	03/01/2025	231,271
220,000	5.000	03/01/2026	221,592
270,000	5.000	03/01/2027	270,760
255,000	5.000	03/01/2028	254,610
250,000	4.000	03/01/2029	234,227
260,000	4.000	03/01/2030	239,558
270,000	4.000	03/01/2031	244,994
725,000	4.000	03/01/2036	613,391
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
500,000	5.000	10/01/2040	484,262
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000	3.000	07/01/2045	4,652,287
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
910,000	4.000	09/01/2041	808,934
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	559,458
1,785,000	3.000	07/01/2027	1,664,258
1,040,000	4.000	07/01/2030	985,323
1,080,000	5.000	07/01/2031	1,089,499
1,110,000	5.000	07/01/2032	1,116,495
1,375,000	5.000	07/01/2033	1,379,011
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)(b)
495,000	4.000	09/01/2022	496,995
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000	01/01/2042	2,465,356
1,650,000	5.000	01/01/2049	1,802,446

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (NR/BBB)
$4,500,000	5.000%	01/01/2043	$ 4,638,267
5,000,000	5.000	01/01/2044	5,141,856

			46,413,000

North Dakota – 0.0%
City of Horace GO Refunding Bonds Series 2021 (Baa2/NR)
1,100,000	3.000	05/01/2041	879,613
2,750,000	3.000	05/01/2046	2,082,127

			2,961,740

Ohio – 1.9%
American Municipal Power Prairie State Energy Campus Project RB Refunding Series 2019B (A/A1)
2,780,000	5.000	02/15/2023	2,835,076
1,255,000	5.000	02/15/2024	1,313,807
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000	06/01/2034	471,956
1,000,000	4.000	06/01/2037	978,942
920,000	4.000	06/01/2038	896,456
895,000	4.000	06/01/2039	866,803
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
5,070,000	3.000	06/01/2048	3,761,718
3,835,000	4.000	06/01/2048	3,488,639
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
24,650,000	5.000	06/01/2055	23,211,157
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(g)
35,885,000	0.000	06/01/2057	4,604,132
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
400,000	5.000	11/01/2022	401,111
420,000	5.000	11/01/2023	424,577
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A2/A-)
1,235,000	5.000	01/01/2023	1,252,630
1,365,000	5.000	01/01/2024	1,415,827
County of Cuyahoga Hospital RB Series 2017 (Baa3\BBB-)
1,750,000	5.000	02/15/2052	1,757,103
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000	4.000	09/01/2040	352,658
625,000	4.000	09/01/2045	529,245
850,000	5.000	09/01/2049	784,486
County Of Franklin Healthcare Facilities Refunding Rb Series 2022 (NR/BBB) (NR/NR)
4,225,000	4.000	07/01/2040	3,722,956

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
$2,480,000	5.250%	11/15/2040	$ 2,425,538
County of Franklin RB Series OH 2019A (Aa3\AA-)
5,275,000	4.000	12/01/2044	4,984,313
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A2/A+)
5,625,000	5.000	08/01/2049	5,860,023
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
10,000,000	8.223	02/15/2040	12,633,812
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
2,865,000	5.500	02/15/2057	2,956,562
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,400,000	2.000	12/01/2031	2,949,793
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	1,629,182
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
250,000	5.000	12/01/2025	262,305
325,000	5.000	12/01/2026	343,632
325,000	5.000	12/01/2027	345,086
425,000	5.000	12/01/2028	452,098
400,000	5.000	12/01/2029	426,088
680,000	5.000	12/01/2030	718,956
800,000	5.000	12/01/2031	839,409
660,000	5.000	12/01/2032	688,899
1,170,000	5.000	12/01/2033	1,216,256
1,200,000	5.000	12/01/2035	1,241,290
650,000	5.000	12/01/2037	668,746
1,630,000	5.000	12/01/2038	1,667,321
Lakewood City School District GO Refunding Bonds Series 2014 C (Aa2/AA)
3,215,000	5.000	12/01/2027	3,427,802
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
250,000	4.000	12/01/2035	244,433
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
3,500,000	4.250	06/01/2027	3,543,173
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(d)
14,000,000	4.250	06/01/2027	14,110,544
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
700,000	4.500	01/15/2048	651,740

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
$925,000	2.875%	02/01/2026	$ 885,818
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,305,000	2.875	02/01/2026	2,207,364
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
3,130,000	3.250	09/01/2029	2,932,604
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (BBB+/NR)(a)(b)
2,500,000	2.400	10/01/2029	2,259,583
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (BBB+/NR)(a)(b)
3,500,000	2.600	10/01/2029	3,178,156
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014C (BBB+/NR) (PUTABLE)(a)(b)(d)
8,000,000	2.100	10/01/2024	7,760,950
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,250,000	5.000	01/15/2035	1,298,390
1,645,000	5.000	01/15/2036	1,705,489
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000	12/01/2042	1,265,952
1,250,000	5.000	12/01/2045	1,246,521
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
1,260,000	5.000	05/01/2032	1,383,720
1,045,000	5.000	05/01/2034	1,140,736
695,000	4.000	05/01/2037	670,331
1,115,000	4.000	05/01/2038	1,059,787
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f)
925,000	5.000	12/01/2033	876,496
1,795,000	5.000	12/01/2038	1,642,878
2,725,000	5.000	12/01/2048	2,365,101
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (NR/A-/A-2)(a)
2,800,000	3.250	11/01/2022	2,811,505
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
1,500,000	4.375	06/15/2026	1,388,873
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(f)
390,000	3.750	12/01/2031	343,541
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(f)
4,375,000	7.000	12/01/2042	3,785,180

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
$3,500,000	4.000%	01/01/2038	$ 3,098,006
960,000	4.000	01/01/2041	827,290

			163,490,551

Oklahoma – 0.3%
City of Tulsa GO Bonds Series 2021 (AA/NR)
3,800,000	2.000	11/01/2029	3,463,120
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (NR/A+)
4,250,000	5.000	06/01/2024	4,485,602
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
925,000	4.000	09/01/2045	817,612
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
3,670,000	4.000	08/15/2048	3,464,689
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
2,150,000	5.000	08/15/2029	2,116,048
8,125,000	5.500	08/15/2057	7,369,758
Oklahoma Municipal Power Authority RB Refunding Series 2021 B (AGM) (NR/AA)
640,000	1.602	01/01/2027	586,184
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (Aa3/AA-)
1,400,000	4.000	01/01/2042	1,389,108
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
3,285,000	5.000	06/01/2025	3,357,702

			27,049,823

Oregon – 0.5%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	234,816
120,000	5.250	11/15/2050	113,407
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
1,385,000	3.500	03/01/2029	1,310,630
1,540,000	3.750	03/01/2032	1,426,284
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
500,000	5.000	08/15/2028	549,861
500,000	5.000	08/15/2029	550,864
600,000	5.000	08/15/2030	662,414
1,775,000	5.000	08/15/2045	1,855,694
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (Aa2/AA-)(b)
8,895,000	5.000	07/01/2027	9,995,505
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
270,000	5.000	10/01/2028	293,274
525,000	5.000	10/01/2029	571,815
225,000	5.000	10/01/2035	238,947

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Port of Portland RB for International Airport Series 2019 25-B (AMT) (NR/A+)
$2,665,000	5.000%	07/01/2032	$ 2,874,996
2,365,000	5.000	07/01/2033	2,543,049
1,000,000	5.000	07/01/2034	1,073,154
1,000,000	5.000	07/01/2035	1,071,237
Portland Oregon Community College District GO Bonds Series 2013 (Aa1/AA+)(b)
2,050,000	5.000	06/15/2023	2,114,489
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000	04/01/2029	7,447,640
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
1,175,000	1.250	08/01/2027	1,083,919
860,000	1.375	08/01/2028	775,236
875,000	1.500	08/01/2029	776,735
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(f)
190,000	5.000	11/01/2034	209,721
500,000	5.000	11/01/2036	550,418
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
4,155,000	5.000	06/15/2029	4,626,368
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
850,000	1.750	11/15/2026	787,368
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,625,000	5.000	11/15/2051	1,358,914

			45,096,755

Pennsylvania – 3.8%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A2/NR)
2,325,000	4.000	01/01/2039	2,214,553
1,900,000	4.000	01/01/2040	1,805,941
Allegheny County Airport Authority RB Series 2021 B (A2/NR)
1,505,000	5.000	01/01/2034	1,648,536
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (BBB-/NR)
1,000,000	5.250	09/01/2035	1,007,688
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
4,000,000	5.000	04/01/2030	4,312,825
18,400,000	4.000	04/01/2044	17,403,743
Allegheny County Hospital Development Authority UPMC RB Series 2019A (A/A2)
6,230,000	4.000	07/15/2038	6,063,974
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
1,850,000	4.875	11/01/2024	1,878,888
1,350,000	5.125	05/01/2030	1,402,419

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
$1,525,000	1.830%	05/01/2023	$ 1,488,594
1,560,000	2.100	05/01/2024	1,487,627
150,000	5.000	05/01/2024	155,755
480,000	5.000	05/01/2026	507,814
600,000	5.000	05/01/2027	639,765
600,000	5.000	05/01/2028	641,595
625,000	5.000	05/01/2029	670,732
700,000	5.000	05/01/2030	754,819
700,000	5.000	05/01/2031	756,227
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(f)
2,420,000	5.000	05/01/2027	2,493,846
1,600,000	5.000	05/01/2032	1,623,839
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(f)
200,000	5.000	05/01/2023	202,275
750,000	5.000	05/01/2028	770,872
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
325,000	5.000	07/01/2025	340,422
420,000	5.000	07/01/2026	443,451
425,000	5.000	07/01/2027	451,215
450,000	5.000	07/01/2028	477,948
475,000	5.000	07/01/2029	504,685
650,000	5.000	07/01/2030	689,246
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000	5.000	10/01/2031	105,016
390,000	5.000	10/01/2032	408,433
410,000	5.000	10/01/2033	428,786
Chester County IDA RB Series 2021 (Aa2\NR)
10,000,000	4.000	12/01/2046	9,541,394
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
500,000	4.000	05/01/2036	476,970
425,000	4.000	05/01/2041	392,326
280,000	5.000	05/01/2047	289,083
City of Philadelphia Airport RB Refunding Series 2020 C (AMT) (A2/NR)
1,250,000	5.000	07/01/2030	1,379,158
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
2,075,000	4.000	03/01/2042	1,755,138
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (A1/AA)
1,000,000	5.000	08/01/2025	1,079,376

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
$24,905,000	4.000%	06/01/2039	$ 23,959,780
Commonwealth of Pennsylvania COPS Series 2018 A (A2/A)
1,250,000	4.000	07/01/2046	1,177,191
Commonwealth of Pennsylvania GO Bonds 1st Series 2015 (A+/Aa3)
6,500,000	5.000	03/15/2033	6,818,372
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
3,925,000	5.000	08/15/2025	4,252,086
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(f)
2,000,000	5.875	10/15/2040	2,122,966
6,375,000	6.250	10/15/2053	6,823,895
Delaware County Authority RB for Villanova University Series 2015 (A1/AA-)
4,945,000	5.000	08/01/2045	5,172,638
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (Ba1/BBB-)
1,025,000	3.950	07/01/2024	982,889
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	707,454
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(e)
	(3M USD LIBOR + 0.77%)
15,800,000	1.632	05/01/2037	14,044,622
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000	4.000	06/01/2044	710,592
1,300,000	5.000	06/01/2044	1,370,607
3,325,000	4.000	06/01/2049	3,140,209
2,350,000	5.000	06/01/2049	2,465,560
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (NR/NR)
900,000	5.000	07/01/2022	900,000
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
900,000	5.000	03/01/2040	850,480
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
80,000	5.000	03/01/2024	82,248
150,000	5.000	03/01/2025	155,520
185,000	5.000	03/01/2026	192,681
150,000	5.000	03/01/2027	156,692
135,000	5.000	03/01/2028	140,918
160,000	5.000	03/01/2029	166,621
150,000	5.000	03/01/2030	155,232
285,000	5.000	03/01/2032	292,606

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
$850,000	4.000%	09/01/2037	$ 845,523
850,000	4.000	09/01/2038	841,920
850,000	4.000	09/01/2039	838,702
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
900,000	5.000	11/15/2045	938,027
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
600,000	4.000	11/15/2043	549,041
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/BBB+)
400,000	4.000	10/01/2036	375,439
400,000	4.000	10/01/2041	362,169
North Penn Water Authority RB Refunding Series 2019 (Aa3/NR)(e)
	(SIFMA Municipal Swap Index Yield + 0.46%)
1,600,000	1.240	11/01/2023	1,599,586
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000	11/01/2039	969,500
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
50,000	5.000	05/01/2023	50,859
100,000	5.000	05/01/2024	103,009
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
750,000	5.000	06/30/2042	758,138
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A1/A+)
8,250,000	3.000	04/01/2039	7,097,232
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
3,000,000	4.000	07/01/2033	2,873,575
1,800,000	4.000	07/01/2041	1,638,638
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,175,000	4.000	10/15/2039	1,138,072
1,050,000	4.000	10/15/2040	1,007,905
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
6,050,000	1.100	11/02/2026	5,332,830
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000	03/01/2037	341,391
675,000	5.000	03/01/2038	723,824
500,000	5.000	03/01/2039	535,320

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(e)
	(3M USD LIBOR + 0.60%)
$1,095,000	2.126%	07/01/2027	$ 1,073,013
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (A2/AA)
2,500,000	4.000	05/01/2040	2,395,439
8,500,000	5.000	05/01/2046	9,240,959
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (Aa3/AA)
4,000,000	5.000	09/15/2025	4,349,763
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (Aa3/A+)
6,675,000	5.000	08/15/2023	6,918,587
Pennsylvania Turnpike Commission RB Series 2013 C (A1/A+)(b)
1,720,000	5.500	12/01/2023	1,808,106
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
30,675,000	5.250	12/01/2044	33,844,117
Pennsylvania Turnpike Commission RB Series 2018 A-2 (A1/NR) (Series A-2)
4,740,000	5.000	12/01/2043	5,057,254
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(e)
(SIFMA Municipal Swap Index Yield + 0.70%)
6,050,000	1.480	12/01/2023	6,053,419
Pennsylvania Turnpike Commission RB Series 2019 A (A3/NR)
4,250,000	5.000	12/01/2036	4,634,442
4,275,000	5.000	12/01/2038	4,600,267
21,160,000	5.000	12/01/2044	22,519,790
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A3/NR)
3,500,000	5.500	12/01/2042	3,720,441
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A3/NR)
10,000,000	5.250	06/01/2047	10,529,290
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	343,129
1,000,000	5.000	06/15/2039	1,001,943
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
450,000	5.000	08/01/2030	464,671
290,000	5.000	08/01/2040	294,823
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(f)
900,000	5.000	06/15/2040	889,473
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (Baa3/BBB)(b)
1,760,000	5.625	07/01/2022	1,760,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
$4,500,000	5.000%	07/01/2028	$ 4,810,866
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A2/AA)
850,000	5.000	09/01/2034	950,391
1,755,000	5.000	09/01/2035	1,958,783
1,700,000	5.000	09/01/2036	1,894,374
1,700,000	5.000	09/01/2037	1,895,807
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
2,125,000	4.000	09/01/2034	2,205,448
425,000	4.000	09/01/2035	438,750
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
450,000	5.000	11/15/2028	438,971
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM ST AID WITHHLDG) (A1/AA)
2,525,000	5.000	06/01/2031	2,750,286
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000	01/01/2035	1,132,765
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
200,000	4.000	10/01/2023	199,416
750,000	4.000	10/01/2029	716,281
425,000	5.000	10/01/2039	411,606
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,100,000	5.000	11/01/2044	3,697,362
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-2 (NR/BB-)(a)(b)
1,915,000	5.000	02/01/2027	1,879,774
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-3 (NR/BB-)(a)(b)
2,800,000	5.000	02/01/2030	2,672,576
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
620,000	5.000	07/01/2028	669,521
1,725,000	5.000	07/01/2029	1,873,354
440,000	5.000	07/01/2030	479,701

			327,032,491

Puerto Rico – 5.2%
Puerto Rico Aqueduct & Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)(f)
3,230,000	4.000	07/01/2047	2,759,625
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(f)
4,350,000	5.000	07/01/2035	4,412,907

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(f)
$9,575,000	5.000%		07/01/2047	$ 9,612,482
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(f)
6,895,000	5.000		07/01/2033	7,058,068
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (WR/NR)
1,570,000	6.125		07/01/2024	1,607,166
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (WR/NR)
515,000	4.250		07/01/2025	515,000
1,000,000	5.000		07/01/2033	1,000,000
6,100,000	5.125		07/01/2037	6,100,000
1,060,000	5.750		07/01/2037	1,060,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(f)
2,750,000	5.000		07/01/2033	2,811,725
Puerto Rico Commonwealth GO Bonds (NR\NR)*(a)(c)(i)
18,570,358	0.000		11/01/2043	9,238,753
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)*(a)(c)(i)
1,672,500	0.000		11/01/2051	719,175
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
432	5.250		07/01/2023	440
1,895,024	0.000	(g)	07/01/2024	1,734,340
4,102,896	5.375		07/01/2025	4,259,972
4,065,734	5.625		07/01/2027	4,324,985
3,999,774	5.625		07/01/2029	4,294,789
3,884,948	5.750		07/01/2031	4,242,614
9,712,616	0.000	(g)	07/01/2033	5,455,430
5,933,951	4.000		07/01/2033	5,436,872
3,311,382	4.000		07/01/2035	2,965,550
7,727,039	4.000		07/01/2037	6,836,389
8,414,086	4.000		07/01/2041	7,278,208
8,793,596	4.000		07/01/2046	7,377,759
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (A3/AA)
930,000	5.250		07/01/2041	936,904
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
9,440,000	5.250		07/01/2038	9,440,606
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
3,425,000	5.250		07/01/2033	3,495,823
165,000	5.250		07/01/2034	168,366
5,430,000	5.250		07/01/2036	5,530,933
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
40,000	5.500		07/01/2031	41,595

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
$8,215,000	6.750%	07/01/2036	$ 7,229,200
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)*
196,972	10.000	07/01/2022	180,968
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
1,050,000	5.250	07/01/2031	889,875
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
590,915	10.000	01/01/2021	536,255
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)*
590,915	10.000	07/01/2021	536,255
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)*
196,972	10.000	01/01/2022	178,752
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
1,100,000	5.000	07/01/2032	932,250
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)*
735,000	5.500	07/01/2038	625,669
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
10,325,000	5.250	07/01/2040	8,750,438
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
1,000,000	5.250	07/01/2019	847,500
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(e)
	(3M USD LIBOR + 0.52%)
21,915,000	2.046	07/01/2029	22,675,019
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
350,000	5.250	07/01/2029	356,610
215,000	5.250	07/01/2030	216,766
1,150,000	5.250	07/01/2032	1,168,058
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (AGC) (A3/AA)
60,000	5.250	07/01/2041	60,445
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL) (Baa2/NR)
7,175,000	5.250	07/01/2035	7,245,601
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGC) (A3/AA)
165,000	5.500	07/01/2031	171,578
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
600,000	5.250	07/01/2032	612,455
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
90,000	5.500	07/01/2029	93,946
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC FGIC) (A3/AA)
180,000	5.250	07/01/2039	182,380
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
355,000	5.250	07/01/2034	362,242
23,140,000	5.250	07/01/2036	23,569,215

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
$2,165,000	5.500%	07/01/2029	$ 2,259,925
2,230,000	5.250	07/01/2034	2,275,491
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
295,000	5.500	07/01/2026	310,605
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (WR/NR)
2,925,000	5.250	07/01/2030	2,952,860
2,970,000	5.250	07/01/2031	2,999,698
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL) (Baa2/NR)
1,240,000	5.250	07/01/2032	1,259,471
1,760,000	5.250	07/01/2033	1,784,034
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
3,000,000	5.500	07/01/2026	1,650,000
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-IBC) (Baa2/NR)
5,265,000	4.750	07/01/2038	5,275,414
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC-TCRS-BNY) (WR/NR)
160,000	5.500	07/01/2026	163,568
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series 2019A-2B (NR/NR) (NR/NR)
10,435,000	4.550	07/01/2040	10,051,555
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(g)
426,000	0.000	07/01/2024	396,076
16,610,000	0.000	07/01/2027	13,748,060
3,658,000	0.000	07/01/2029	2,756,715
25,338,000	0.000	07/01/2031	17,158,932
21,539,000	0.000	07/01/2033	12,953,382
12,234,000	0.000	07/01/2046	3,290,218
43,112,000	0.000	07/01/2051	8,572,817
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
75,734,000	4.329	07/01/2040	71,119,527
143,000	4.536	07/01/2053	133,452
5,654,000	4.784	07/01/2058	5,400,525
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	19,370,688
1,555,000	4.550	07/01/2040	1,497,860
19,950,000	4.750	07/01/2053	19,168,253
44,086,000	5.000	07/01/2058	43,335,638

			448,022,717

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM MUN GOVT GTD) (Aa3/AA)
$500,000	5.000%	05/15/2024	$ 526,455

South Carolina – 0.3%
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,385,000	4.000	05/01/2025	1,447,915
1,570,000	4.000	05/01/2026	1,637,227
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (Aa1/AA)
2,495,000	5.000	02/01/2031	2,810,434
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (Aa1/AA)
4,530,000	5.000	03/01/2031	4,976,095
1,615,000	4.000	03/01/2032	1,681,672
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(f)
905,000	3.000	11/01/2026	819,290
900,000	3.625	11/01/2031	753,581
1,170,000	3.750	11/01/2036	916,063
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(f)
1,920,000	5.125	06/15/2042	1,730,173
South Carolina Ports Authority RB Series 2018 (AMT) (A1/A+)
3,750,000	5.000	07/01/2037	3,981,478
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A2/A)
875,000	3.056	12/01/2023	868,865
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
500,000	5.000	04/15/2032	561,574
500,000	5.000	04/15/2033	559,565
500,000	5.000	04/15/2034	558,181
450,000	5.000	04/15/2035	501,353
425,000	4.000	04/15/2036	424,168
550,000	4.000	04/15/2037	547,757
525,000	4.000	04/15/2038	519,487
700,000	4.000	04/15/2039	689,998
750,000	4.000	04/15/2040	736,006

			26,720,882

South Dakota – 0.1%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
650,000	4.000	08/01/2041	579,111
1,200,000	4.000	08/01/2051	1,001,516
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+)
630,000	5.000	01/01/2024	659,124
1,075,000	5.000	01/01/2025	1,149,892
730,000	5.000	01/01/2026	797,415

			4,187,058

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – 0.6%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
$1,300,000	5.000%	08/01/2035	$ 1,365,412
City of Clarksville RB for Water Sewer & Gas Series 2021 A (Aa2/NR)
12,950,000	4.000	02/01/2051	12,718,400
City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000	4.000	06/01/2037	1,233,318
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
6,020,000	5.000	07/01/2034	6,109,872
1,800,000	4.000	07/01/2040	1,715,670
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (A3/NR)
400,000	5.000	07/01/2040	420,953
700,000	5.000	07/01/2046	732,260
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
55,000	3.000	10/01/2024	54,076
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(f)
650,000	4.500	06/01/2028	657,815
Tennergy Corp. Gas Supply RB Series 2021A (A1\NR)(a)(b)
12,275,000	4.000	09/01/2028	12,343,257
Tennergy Corp. RB for Gas Supply Revenue Series 2019 A (Aa2/NR)(a)(b)
11,325,000	5.000	10/01/2024	11,812,634

			49,163,667

Texas – 8.2%
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,425,000	5.625	08/15/2052	1,348,960
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
60,000	5.000	08/15/2022	60,094
155,000	5.000	08/15/2023	157,049
195,000	5.000	08/15/2024	199,219
180,000	5.000	08/15/2025	184,732
190,000	5.000	08/15/2026	195,532
200,000	5.000	08/15/2027	206,261
80,000	5.000	08/15/2028	82,285
80,000	4.000	08/15/2029	76,458
80,000	4.000	08/15/2030	75,533
90,000	4.000	08/15/2031	83,912

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 B (NR/BB)
$155,000	2.950%	08/15/2022	$ 154,644
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000	5.000	01/01/2029	1,410,541
Austin Independent School District UT Refunding Bonds Series 2022B (Aaa\NR)
3,000,000	5.000	08/01/2030	3,497,036
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A3/A-)
530,000	5.000	01/01/2026	567,884
595,000	5.000	01/01/2027	646,518
620,000	5.000	01/01/2028	678,766
650,000	5.000	01/01/2029	712,741
690,000	5.000	01/01/2030	758,069
1,010,000	5.000	01/01/2032	1,099,849
1,115,000	5.000	01/01/2034	1,205,150
585,000	5.000	01/01/2035	629,849
610,000	5.000	01/01/2036	655,223
645,000	5.000	01/01/2037	689,981
675,000	5.000	01/01/2038	720,533
1,420,000	5.000	01/01/2039	1,512,206
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
5,000,000	5.000	01/01/2027	5,331,041
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds Series 2021D (A-/NR)
1,100,000	4.000	01/01/2040	1,055,923
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(f)
250,000	5.750	09/01/2029	252,642
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(f)
377,000	3.250	09/15/2026	339,902
City of Arlington Special Tax for Senior Lien Series 2018 A (AGM) (A1/AA)
1,325,000	5.000	02/15/2037	1,453,955
City of Austin RB for Airport System Series 2019 B (AMT) (A1/A)
1,700,000	5.000	11/15/2032	1,842,301
2,000,000	5.000	11/15/2033	2,155,780
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A1/A)
1,510,000	5.000	11/15/2022	1,526,633
1,950,000	5.000	11/15/2023	2,018,802
4,845,000	5.000	11/15/2024	5,115,749
1,150,000	5.000	11/15/2025	1,235,553
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f)
710,000	4.000	11/01/2023	707,346
900,000	4.500	11/01/2024	893,494
2,815,000	4.000	11/01/2028	2,684,418

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(f)
$495,000	2.500%	09/01/2025	$ 464,645
140,000	3.125	09/01/2030	124,147
180,000	3.250	09/01/2030	157,371
355,000	4.000	09/01/2040	310,908
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(f)
174,000	2.500	09/01/2026	158,648
158,000	3.000	09/01/2031	133,753
329,000	3.375	09/01/2041	257,725
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(f)
430,000	4.625	09/01/2032	409,513
704,000	4.875	09/01/2042	649,140
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(f)
285,000	2.750	09/01/2027	248,890
432,000	3.125	09/01/2032	347,313
City of Celina Special Assessment RB Series 2022 (NR/NR)(f)
215,000	2.875	09/01/2027	189,849
250,000	3.250	09/01/2032	203,991
1,175,000	3.500	09/01/2042	876,635
City of Celina Special Assessment RB Series 2022 (NR\NR)(f)
227,000	3.250	09/01/2027	204,152
235,000	3.625	09/01/2032	200,604
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
220,000	4.200	09/01/2027	217,624
575,000	4.800	09/01/2037	553,210
650,000	5.250	09/01/2046	651,583
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(f)
75,000	4.375	09/01/2023	75,087
300,000	5.375	09/01/2038	304,923
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
151,000	4.625	09/01/2023	151,464
370,000	5.000	09/01/2028	377,409
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(f)
190,000	3.250	09/01/2026	173,835
185,000	3.750	09/01/2031	157,591
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
314,000	3.375	09/15/2026	285,900
410,000	4.000	09/15/2031	362,786

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (NON-AMT) (A1/NR)
$3,975,000	4.000%	11/01/2039	$ 3,960,854
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(f)
268,000	4.875	09/01/2032	258,819
765,000	5.125	09/01/2042	727,130
City of Denton Independent School District Variable Rate UT Bonds Series 2014-B (NR\AAA)(a)(b)
3,460,000	2.000	08/01/2024	3,417,960
City of Denton Independent School District Variable Rate UT Building Bonds Series 2014-B (CASH) (NR\NR) (PUTABLE)(a)(b)(d)
540,000	2.000	08/01/2024	535,161
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(f)
695,000	2.875	09/01/2026	619,137
398,000	3.375	09/01/2031	321,994
1,206,000	3.750	09/01/2041	903,569
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(f)
388,000	2.625	08/15/2025	364,130
171,000	3.375	08/15/2030	148,931
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(f)
497,000	2.750	08/15/2026	450,788
612,000	3.375	08/15/2031	520,703
846,000	3.750	08/15/2041	690,009
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(f)
150,000	3.125	08/15/2024	146,314
340,000	3.500	08/15/2029	319,020
1,905,000	4.000	08/15/2039	1,703,769
1,825,000	4.250	08/15/2049	1,593,559
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(f)
295,000	4.000	08/15/2032	273,635
1,129,000	4.250	08/15/2042	1,009,010
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
150,000	4.000	08/15/2025	153,780
155,000	4.000	08/15/2026	159,207
160,000	4.000	08/15/2027	164,507
165,000	4.000	08/15/2028	168,856
170,000	4.000	08/15/2029	173,284
925,000	3.000	08/15/2034	819,486
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (Aa1/AA+)
8,245,000	5.000	02/15/2024	8,654,193

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(f)
$344,000	3.625%	09/15/2027	$ 323,895
409,000	3.875	09/15/2032	370,885
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
400,000	4.125	09/01/2027	396,458
1,350,000	4.625	09/01/2037	1,294,538
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
100,000	3.250	09/01/2022	99,849
570,000	4.500	09/01/2027	573,292
1,800,000	4.500	09/01/2037	1,711,546
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
425,000	4.000	09/01/2024	433,108
440,000	4.000	09/01/2025	449,577
460,000	4.000	09/01/2026	470,392
480,000	4.000	09/01/2027	490,290
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(f)
256,000	3.250	09/01/2031	211,280
1,271,000	3.625	09/01/2041	971,951
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(f)
150,000	3.250	09/01/2024	145,754
290,000	3.625	09/01/2029	271,159
785,000	4.125	09/01/2039	705,112
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
895,000	3.000	10/01/2025	854,509
645,000	3.000	10/01/2030	556,930
440,000	3.250	10/01/2033	374,628
City of Houston GO Bonds Refunding Series 2019 A (Aa3/AA)
5,000,000	5.000	03/01/2029	5,726,250
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
233,000	2.625	09/01/2026	209,818
206,000	3.250	09/01/2031	170,849
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(f)
939,000	3.500	09/01/2041	718,569
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR) (NR/NR)(f)
360,000	3.125	09/01/2031	297,754
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(f)
375,000	2.750	09/01/2026	339,725
392,000	3.500	09/01/2031	331,963
900,000	3.875	09/01/2041	713,721

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
$130,000	5.000%	08/15/2024	$ 135,354
130,000	5.000	08/15/2025	137,218
150,000	5.000	08/15/2026	160,092
100,000	5.000	08/15/2027	107,764
125,000	5.000	08/15/2028	135,371
150,000	5.000	08/15/2029	163,182
200,000	5.000	08/15/2030	216,322
280,000	5.000	08/15/2032	299,738
300,000	5.000	08/15/2034	319,504
175,000	5.000	08/15/2035	185,936
250,000	5.000	08/15/2036	264,735
250,000	5.000	08/15/2037	263,961
300,000	5.000	08/15/2038	315,163
300,000	5.000	08/15/2039	314,640
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(f)
525,000	2.500	09/01/2026	478,125
768,000	3.000	09/01/2031	656,228
1,537,000	3.375	09/01/2041	1,223,242
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(f)
390,000	2.625	09/15/2026	349,164
230,000	3.125	09/15/2031	187,128
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(f)
431,000	3.375	09/01/2031	359,827
628,000	3.750	09/01/2041	488,463
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(f)
600,000	3.875	09/01/2024	592,033
1,180,000	4.750	09/01/2044	1,081,914
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(f)
210,000	2.625	09/01/2025	194,345
610,000	3.125	09/01/2030	515,760
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)(f)
1,000,000	4.125	09/01/2041	890,061
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(f)
425,000	4.250	09/01/2029	415,500
1,000,000	4.875	09/01/2044	926,828
City of Kyle Special Assessment RB Series 2022 (NR/NR)
481,000	4.375	09/01/2027	472,703
535,000	4.750	09/01/2032	516,974
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
620,000	2.750	09/01/2025	591,375
430,000	3.125	09/01/2030	384,540

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
$2,055,000	3.000%	09/15/2036	$ 1,795,766
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(f)
125,000	3.500	09/15/2024	122,631
250,000	3.750	09/15/2029	234,259
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(f)
155,000	4.375	09/15/2029	152,924
City of Lavon Special Assessment RB Series 2022 (NR\NR)(f)
600,000	3.500	09/15/2027	549,473
305,000	3.750	09/15/2027	276,531
1,000,000	3.875	09/15/2032	870,842
455,000	4.125	09/15/2032	404,025
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (NR/NR)(b)
1,415,000	4.000	09/01/2023	1,449,870
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(f)
470,000	2.500	09/01/2025	440,415
330,000	3.125	09/01/2030	285,233
845,000	4.000	09/01/2040	738,429
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(f)
750,000	2.625	09/01/2027	681,426
750,000	3.125	09/01/2032	643,664
1,772,000	3.375	09/01/2042	1,397,269
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
310,000	2.500	09/15/2026	272,811
210,000	3.125	09/15/2026	186,468
250,000	3.125	09/15/2031	204,447
310,000	3.750	09/15/2031	259,136
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(f)
210,000	3.750	09/15/2025	204,898
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
350,000	3.375	09/01/2026	322,441
350,000	3.875	09/01/2031	305,132
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(f)
150,000	3.500	09/15/2024	147,759
280,000	3.750	09/15/2029	266,744
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(f)
205,000	2.625	09/15/2026	183,013
480,000	3.125	09/15/2031	393,148

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(f)
$400,000	5.375%	09/15/2032	$ 389,716
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(f)
200,000	5.000	09/15/2024	199,846
400,000	5.250	09/15/2029	396,405
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(f)
405,000	4.250	09/15/2024	402,650
375,000	5.125	09/15/2024	374,902
795,000	4.500	09/15/2029	779,117
775,000	5.375	09/15/2029	769,195
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(f)
410,000	3.500	09/15/2031	348,790
1,000,000	3.875	09/15/2041	804,736
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(f)
159,000	4.500	09/01/2025	157,036
130,000	4.875	09/01/2025	128,893
254,000	4.875	09/01/2030	241,796
265,000	5.250	09/01/2030	255,593
381,000	5.250	09/01/2040	350,837
310,000	5.625	09/01/2040	290,390
815,000	4.125	09/01/2049	697,767
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(f)
325,000	2.500	09/01/2025	303,973
455,000	3.250	09/01/2030	399,711
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f)
75,000	3.125	09/01/2024	73,375
140,000	3.500	09/01/2029	131,576
360,000	4.000	09/01/2039	325,790
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(f)
360,000	2.375	09/01/2026	326,051
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(f)
250,000	4.000	09/01/2028	247,248
1,585,000	4.500	09/01/2048	1,453,952
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(f)
404,000	4.875	09/15/2027	398,872
350,000	5.250	09/15/2032	343,211
245,000	5.750	09/15/2032	240,355
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(f)
366,000	4.875	09/15/2027	361,355
300,000	5.250	09/15/2032	294,181

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(f)
$2,127,000	5.500%	09/15/2048	$ 2,103,527
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(f)
2,875,000	4.375	09/15/2051	2,266,087
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(f)
1,969,000	4.000	09/15/2051	1,544,424
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(f)
700,000	4.250	09/01/2042	628,015
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(f)
96,000	3.500	09/01/2024	94,576
321,000	3.750	09/01/2029	303,611
852,000	4.250	09/01/2039	782,052
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
180,000	3.375	09/01/2030	160,811
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
215,000	4.000	09/01/2024	214,113
415,000	4.250	09/01/2029	408,442
655,000	4.875	09/01/2039	630,987
1,000,000	5.000	09/01/2049	956,987
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
299,000	3.375	09/01/2041	229,632
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(f)
185,000	3.750	09/01/2024	181,864
365,000	4.000	09/01/2029	347,280
580,000	5.000	09/01/2029	575,492
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)(f)(h)
480,000	4.250	09/01/2027	481,151
460,000	4.750	09/01/2032	462,438
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
305,000	3.250	09/01/2030	270,339
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(f)
313,000	2.375	09/01/2026	282,870
469,000	3.250	09/01/2041	351,913
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(f)
350,000	2.625	09/15/2026	313,735
355,000	3.125	09/15/2031	292,788

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(f)
$535,000	2.625%	09/15/2025	$ 503,276
405,000	3.375	09/15/2030	355,257
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(f)
225,000	3.625	09/15/2030	201,126
210,000	4.375	09/15/2030	196,392
500,000	4.125	09/15/2040	438,649
400,000	4.875	09/15/2040	360,171
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(f)
180,000	3.750	09/15/2024	177,995
370,000	4.125	09/15/2029	362,000
1,050,000	4.625	09/15/2039	999,596
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(f)
575,000	2.500	09/15/2025	537,233
305,000	3.250	09/15/2030	262,370
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
26,495,000	1.750	12/01/2024	26,094,205
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
30,610,000	1.750	12/01/2024	29,985,369
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2018 (A+/AA-)(a)(b)
2,800,000	2.750	12/01/2022	2,805,956
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (Aa1/AA-)
2,000,000	4.000	02/01/2030	2,131,902
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
355,000	4.375	09/01/2025	355,721
500,000	4.875	09/01/2030	486,945
635,000	5.375	09/01/2040	618,867
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)(f)
300,000	3.750	09/01/2027	282,729
425,000	4.000	09/01/2032	386,354
1,221,000	4.250	09/01/2042	1,027,052
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)(f)
233,000	4.375	09/01/2027	225,566
City of Sinton Special Assessment RB Series 2022 (NR\NR)(f)
382,000	4.375	09/01/2027	361,531
659,000	4.750	09/01/2032	607,357
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(f)
1,110,000	3.375	09/15/2041	849,983

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(f)
$1,125,000	5.500%	08/15/2052	$ 1,123,283
Clifton Higher Education Finance Corp. RB for IDEA Public Schools Series 2019 (PSF-GTD) (NR/AAA)
2,900,000	4.000	08/15/2030	3,118,188
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
635,000	5.000	04/01/2028	706,639
465,000	5.000	04/01/2029	522,992
365,000	5.000	04/01/2030	414,427
700,000	4.000	04/01/2031	751,102
575,000	4.000	04/01/2035	604,237
1,345,000	4.000	04/01/2037	1,402,575
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000	08/15/2036	4,542,412
3,875,000	4.000	08/15/2037	4,013,244
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(f)
470,000	3.000	09/01/2031	392,316
961,000	3.250	09/01/2041	731,032
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
1,970,000	5.000	02/01/2025	2,111,115
2,095,000	5.000	02/01/2026	2,292,194
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
475,000	2.500	10/01/2031	394,258
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)
325,000	3.500	10/01/2031	272,531
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
75,000	5.000	10/01/2028	83,693
90,000	5.000	10/01/2029	101,260
95,000	5.000	10/01/2030	107,786
75,000	5.000	10/01/2031	85,342
75,000	5.000	10/01/2032	84,738
145,000	5.000	10/01/2033	162,972
160,000	5.000	10/01/2034	179,390
175,000	5.000	10/01/2035	195,637
175,000	5.000	10/01/2036	195,389
450,000	4.000	10/01/2041	455,351
650,000	4.000	10/01/2046	641,488
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(f)
350,000	2.500	09/15/2025	327,155
350,000	3.250	09/15/2030	301,356

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(f)
$335,000	3.500%	09/01/2026	$ 301,986
395,000	4.125	09/01/2031	350,346
Dallas Area Rapid Transit RB Refunding Series 2016 A (Aa2/AA+)(b)
8,325,000	5.000	12/01/2025	9,098,635
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (NR/A)
2,500,000	5.250	11/01/2030	2,567,061
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
125,000	3.750	08/15/2024	121,877
235,000	4.000	08/15/2029	218,705
775,000	4.500	08/15/2035	695,187
575,000	5.000	08/15/2044	508,911
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125	08/15/2036	920,260
950,000	3.250	08/15/2041	710,210
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
395,000	5.000	09/01/2027	385,977
225,000	5.000	09/01/2032	210,985
330,000	5.125	09/01/2037	300,148
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
18,225,000	5.000	10/01/2037	19,785,771
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+) (c)
2,950,000	0.000	10/01/2046	3,096,423
4,075,000	0.000	10/01/2047	4,282,920
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
400,000	4.000	09/01/2026	415,643
470,000	5.000	09/01/2027	510,580
500,000	5.000	09/01/2028	543,954
745,000	5.000	09/01/2029	814,571
465,000	4.000	09/01/2031	475,240
415,000	4.000	09/01/2033	421,039
650,000	4.000	09/01/2034	657,955
580,000	4.000	09/01/2036	584,846
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A1/A+)(a)(b)
7,750,000	5.000	12/01/2024	8,195,596
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2019 A (NR/A)(b)(e)
	(1M USD LIBOR + 0.65%)
7,050,000	1.849	07/01/2024	7,070,479

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A1/A+)
$4,700,000	5.000%	12/01/2024	$ 4,963,463
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(e)
	(SIFMA Municipal Swap Index Yield + 0.95%)
6,770,000	1.730	06/01/2023	6,774,650
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,400,000	5.000	05/15/2030	1,536,479
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(e)
	(3M USD LIBOR + 0.67%)
19,920,000	1.616	08/15/2035	18,294,104
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(f)
745,000	4.000	09/01/2029	730,157
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
95,000	3.000	09/01/2024	94,552
100,000	3.500	09/01/2025	99,975
100,000	3.500	09/01/2026	99,304
105,000	3.500	09/01/2027	102,793
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
3,295,000	5.000	07/15/2028	3,323,942
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
830,000	5.000	07/01/2027	841,772
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
2,480,000	5.000	07/15/2027	2,514,745
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
4,250,000	5.000	07/15/2027	4,309,543
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A1/NR)
360,000	5.000	07/01/2031	393,925
325,000	5.000	07/01/2032	353,702
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A1/NR)
2,000,000	5.000	07/01/2029	2,212,319
2,175,000	5.000	07/01/2030	2,394,822
2,185,000	5.000	07/01/2031	2,390,905
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375	10/01/2037	381,992
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000	4.000	02/15/2042	3,456,773

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
$1,315,000	5.000%	09/01/2038	$ 1,284,996
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
145,000	2.000	09/01/2024	140,034
150,000	2.000	09/01/2025	141,631
150,000	2.000	09/01/2026	137,788
150,000	2.000	09/01/2027	134,133
155,000	2.000	09/01/2028	133,970
160,000	2.000	09/01/2029	134,845
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(b)(g)
3,550,000	0.000	08/15/2024	1,638,114
14,400,000	0.000	08/15/2024	5,022,192
15,565,000	0.000	08/15/2024	4,813,219
Love Field Airport Modernization Corp. RB Refunding Series 2021 (AMT) (NR/A-)
3,615,000	5.000	11/01/2026	3,896,093
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
2,000,000	5.000	05/15/2030	2,265,574
1,520,000	5.000	05/15/2031	1,711,553
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
1,250,000	4.000	02/15/2040	1,282,900
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa2/A-)
6,350,000	2.600	11/01/2029	5,612,715
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/AA)
2,500,000	3.000	09/01/2043	2,081,411
1,500,000	3.000	09/01/2048	1,195,531
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(f)
5,575,000	4.625	10/01/2031	5,665,797
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
795,000	5.250	02/15/2030	793,826
405,000	5.375	02/15/2035	404,890
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
1,370,000	5.000	09/15/2032	1,405,613
710,000	5.000	09/15/2033	727,375
750,000	5.000	09/15/2034	767,613
790,000	5.000	09/15/2035	807,626
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(f)
1,585,000	4.000	08/15/2036	1,425,842

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (A2/AA)
$250,000	5.000%	04/01/2046	$ 256,195
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
675,000	2.000	01/01/2026	613,929
1,200,000	4.000	01/01/2031	1,096,762
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
1,500,000	4.000	11/01/2055	1,232,660
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
3,025,000	5.500	01/01/2057	2,574,503
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(f)
335,000	4.000	08/15/2029	323,702
610,000	5.000	08/15/2039	611,603
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (WR/NR)
765,000	5.000	04/01/2027	852,221
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (NR/NR)(b)
1,000,000	5.000	04/01/2024	1,050,172
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (ETM) (WR/NR)
320,000	4.000	04/01/2023	325,480
275,000	4.000	04/01/2024	284,363
365,000	4.000	04/01/2025	382,108
375,000	4.000	04/01/2026	397,136
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(b)
250,000	5.000	04/01/2025	269,014
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)(b)(c)
1,000,000	0.000	09/01/2031	1,227,691
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
1,725,000	4.000	01/01/2040	1,701,698
1,725,000	4.000	01/01/2041	1,695,047
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A1/A+)
1,300,000	5.000	01/01/2037	1,392,822
2,750,000	5.000	01/01/2038	2,961,402
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
2,000,000	5.000	01/01/2032	2,153,534
1,500,000	5.000	01/01/2048	1,574,853

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A1/A+)(b)
$6,000,000	6.500%	01/01/2025	$ 6,633,555
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,280,000	1.500	08/15/2024	3,234,124
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(f)
750,000	1.875	01/01/2026	690,737
550,000	2.000	01/01/2027	494,879
575,000	2.125	01/01/2028	505,628
800,000	2.250	01/01/2029	687,808
850,000	2.500	01/01/2030	722,916
800,000	2.625	01/01/2031	669,374
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(f)
3,470,000	3.625	01/01/2035	3,053,616
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(f)
3,690,000	6.000	01/01/2025	3,719,249
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(f)
13,100,000	4.100	01/01/2028	11,743,027
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (Aaa/NR)
4,630,000	4.000	08/01/2032	4,933,866
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(f)
175,000	3.250	09/15/2024	169,971
355,000	3.625	09/15/2029	331,714
1,250,000	4.125	09/15/2039	1,122,600
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
285,000	5.000	09/01/2027	310,882
335,000	5.000	09/01/2029	368,509
395,000	4.000	09/01/2032	403,574
395,000	4.000	09/01/2034	400,111
615,000	4.000	09/01/2036	620,997
1,040,000	2.625	09/01/2038	818,533
1,230,000	2.750	09/01/2039	972,905
1,200,000	2.750	09/01/2040	938,064
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (Aaa/AAA)
3,005,000	4.000	08/01/2025	3,138,527
5,905,000	5.000	08/01/2026	6,450,383
4,590,000	5.000	08/01/2027	5,080,624
5,010,000	5.000	08/01/2028	5,586,831
6,835,000	5.000	08/01/2029	7,642,769

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A1/A+)
$13,655,000	5.000%	07/01/2036	$ 14,481,930
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(e)
	(3M USD LIBOR + 0.70%)
4,320,000	1.925	12/15/2026	4,258,146
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A2/A-)
3,695,000	6.250	12/15/2026	3,952,139
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(e)
	(SIFMA Municipal Swap Index Yield + 0.55%)
2,515,000	1.330	09/15/2027	2,471,504
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (A3/BBB+)
17,500,000	5.000	12/15/2032	18,650,825
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(e)
	(3M USD LIBOR + 0.69%)
75,000,000	1.897	09/15/2027	73,130,310
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa2/NR)
7,200,000	5.000	12/31/2030	7,604,425
10,000,000	5.000	12/31/2031	10,507,827
7,040,000	5.000	12/31/2032	7,367,695
5,000,000	5.000	12/31/2034	5,194,984
4,000,000	5.000	12/31/2035	4,148,869
4,030,000	5.000	12/31/2036	4,172,440
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
9,840,000	5.000	12/31/2055	9,883,877
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
7,215,000	5.000	06/30/2058	7,143,553
Texas Transportation Commission Central Texas Turnpike System RB Second Tier Revenue Refunding Bonds Series 2015-C (A-/Baa1)
1,525,000	5.000	08/15/2028	1,575,809
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (Baa1/A-)
1,380,000	5.000	08/15/2042	1,403,748
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(f)
139,000	3.250	09/01/2027	125,434
205,000	3.500	09/01/2032	171,501
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(f)
831,000	4.000	09/01/2047	684,807

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(f)
$95,000	4.750%	09/01/2023	$ 95,313
360,000	5.250	09/01/2028	369,256
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
265,000	4.500	09/01/2027	265,137
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA)
8,500,000	3.250	02/15/2041	7,398,441
University of Texas System Revenue Financing System RB Refunding Series 2017 C (Aaa/AAA)
5,865,000	5.000	08/15/2026	6,514,800
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
655,000	5.000	09/01/2031	697,818
320,000	4.000	09/01/2033	306,063
950,000	3.000	09/01/2034	823,880
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
255,000	2.375	12/01/2025	236,005
308,000	2.875	12/01/2030	260,219
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
178,000	4.000	12/01/2023	177,881
520,000	4.250	12/01/2029	509,867
1,159,000	4.625	12/01/2035	1,112,892
1,604,000	5.000	12/01/2045	1,562,900
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
325,000	3.000	08/15/2034	279,256
345,000	3.000	08/15/2036	287,438
745,000	3.000	08/15/2039	593,560

			703,356,688

Utah – 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(f)
1,675,000	3.250	03/01/2031	1,461,092
1,875,000	3.500	03/01/2036	1,550,633
1,900,000	3.750	03/01/2041	1,521,672
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (Aaa/NR)
2,175,000	5.000	06/15/2023	2,243,711
2,355,000	5.000	06/15/2024	2,492,221
2,400,000	5.000	06/15/2025	2,596,011
2,750,000	5.000	06/15/2027	3,093,273
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(f)
3,875,000	5.250	02/01/2040	3,370,004

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A2/A)
$18,635,000	5.000%	07/01/2037	$ 19,632,381
Salt Lake City International Aiport RB Series 2018A (AMT) (A/A2)
17,350,000	5.250	07/01/2048	18,211,363
Salt Lake City RB for International Airport Series 2018 A (AMT) (A2/A)
5,000,000	5.000	07/01/2029	5,459,263
5,500,000	5.000	07/01/2030	5,962,101
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(f)
1,610,000	5.625	06/15/2042	1,626,363
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(f)
500,000	4.000	07/15/2037	424,882
3,485,000	4.250	07/15/2050	2,765,495
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022B (NR\BB)(f)
155,000	5.750	07/15/2026	151,612
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)(f)
890,000	4.000	06/15/2041	702,929
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000	5.000	04/15/2039	758,509
625,000	5.000	04/15/2044	671,394
1,150,000	5.000	04/15/2049	1,229,418
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (Aa2/AA)(b)
3,065,000	4.000	06/15/2025	3,228,795

			79,153,122

Vermont – 0.1%
University of Vermont State Agricultural College GO Bonds Series 2017 (A+/Aa3)
1,290,000	5.000	10/01/2043	1,381,704
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	759,470
585,000	5.000	05/01/2026	597,189
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(f)
2,175,000	5.000	06/01/2027	2,171,157

			4,909,520

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (Caa2/NR)(b)
700,000	5.000	10/01/2022	706,025
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
4,700,000	5.000	10/01/2039	4,332,116

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A2/AA)(f)
$5,000,000	5.000%	10/01/2034	$ 5,162,526

			10,200,667

Virginia – 1.7%
City of Chesapeake IDA Pollution Control Refunding RB Series 2008A (Non-Amt) (BBB+/A) (PUTABLE)(a)(b)(d)
1,700,000	1.900	06/01/2023	1,687,314
City of Newport News GO Refunding Bonds Series 2021 (Aa1/AA+)
1,895,000	3.000	02/01/2030	1,918,229
1,885,000	3.000	02/01/2031	1,899,711
1,890,000	4.000	02/01/2033	2,059,789
County of Arlington GO Bonds for Public Improvement Series 2019 (Aaa/AAA)
6,990,000	5.000	06/15/2030	7,991,215
County of Fairfax Sewer RB Refunding Series 2021 B (Aaa/AAA)
3,195,000	4.000	07/15/2040	3,251,001
3,370,000	4.000	07/15/2041	3,419,719
3,545,000	4.000	07/15/2042	3,585,701
County of Fairfax Sewer RB Series 2021 A (Aaa/AAA)
18,500,000	4.000	07/15/2051	18,504,312
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (NR/NR)(b)
1,250,000	4.000	10/01/2024	1,320,449
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
3,000,000	5.000	01/01/2040	3,026,546
Halifax County IDA Recovery Zone Facility RB Series 2010A (NON-AMT) (A2\BBB+) (PUTABLE)(a)(b)(d)
4,375,000	1.650	05/31/2024	4,259,332
Peninsula Ports Authority of Virginia Coal Terminal Revenue Refunding Bonds Series 2003 (BBB/NR) (PUTABLE)(a)(b)(d)
2,250,000	1.700	10/01/2022	2,248,470
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
305,000	5.000	04/01/2026	323,512
305,000	5.000	04/01/2027	326,770
350,000	5.000	04/01/2028	376,989
405,000	5.000	04/01/2029	438,505
305,000	5.000	04/01/2030	330,949
650,000	5.000	04/01/2031	701,476
265,000	5.000	04/01/2032	285,102
570,000	5.000	04/01/2033	611,465
345,000	5.000	04/01/2034	368,697
775,000	5.000	04/01/2035	826,578
375,000	5.000	04/01/2036	399,028
905,000	5.000	04/01/2037	959,324
410,000	4.000	04/01/2039	389,369
265,000	4.000	04/01/2040	250,183

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
$8,860,000	6.706%	06/01/2046	$ 8,229,699
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(g)
122,865,000	0.000	06/01/2047	31,359,559
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)(g)
13,500,000	0.000	06/01/2047	2,486,256
Town of Louisa IDA Pollution Control Refunding RB Series 2008A (BBB+/A) (PUTABLE)(a)(b)(d)
1,000,000	1.900	06/01/2023	992,538
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
275,000	5.000	06/01/2028	294,134
325,000	5.000	06/01/2029	348,688
300,000	5.000	06/01/2030	321,654
275,000	5.000	06/01/2031	294,581
850,000	4.000	06/01/2036	805,441
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
4,345,000	1.400	12/01/2023	4,302,364
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
5,000,000	3.100	12/01/2045	4,239,459
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (AMT) (AA+/Aa1)(b)
5,000,000	5.000	07/01/2025	5,356,476
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (WR/A)(b)
2,750,000	5.000	07/01/2025	2,941,962
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
2,580,000	5.000	12/31/2047	2,635,524
4,950,000	5.000	12/31/2049	5,045,463
2,835,000	5.000	12/31/2056	2,876,382
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (NR/BBB)(b)
750,000	5.500	07/01/2022	750,000
Virginia Small Business Financing Authority Senior Lien Revenue and Refunding Bonds Series 2022 (AMT) (Baa1\NR)
1,875,000	5.000	12/31/2047	1,944,971
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR\BBB-)
5,700,000	4.000	01/01/2048	5,063,685
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(b)(f)
300,000	5.000	07/01/2038	292,901

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
York County Economic Development Authority Pollution Control Refunding RB Series 2009A (NON-AMT) (BBB+/A) (PUTABLE)(a)(b)(d)
$3,200,000	1.900%	06/01/2023	$ 3,176,121

			145,517,593

Washington – 2.3%
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (AA+/Aa1)
2,525,000	4.000	09/01/2036	2,641,073
2,590,000	4.000	09/01/2037	2,689,347
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (Aaa/AAA)
5,000,000	5.000	06/01/2026	5,402,440
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000	01/01/2033	3,475,704
6,715,000	4.000	01/01/2034	6,955,519
11,655,000	4.000	01/01/2043	11,651,975
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000	05/01/2044	13,714,707
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000	07/01/2035	6,816,956
City of Seattle RB Refunding for Municipal Light & Power Series 2021 A (Aa2/AA)
10,295,000	4.000	07/01/2036	10,686,300
10,500,000	4.000	07/01/2037	10,790,422
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
6,710,000	5.000	04/01/2030	6,736,868
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A1/A+)
9,295,000	5.000	04/01/2038	9,855,350
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1\A+)
10,000,000	4.000	08/01/2041	9,246,813
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A1/A+)
15,000,000	5.000	08/01/2039	16,133,370
Port of Seattle WA RB Series 2018 (A+/A1)
5,000,000	5.000	05/01/2043	5,322,239
State of Washington GO Bonds Various Purpose Series 2014 D (Aaa/AA+)
15,055,000	5.000	02/01/2026	15,727,906
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
4,085,000	5.000	07/01/2025	4,319,945
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (AA+/Aaa)
14,500,000	4.000	07/01/2026	15,469,564

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
University of Washington RB Refunding Series 2012 A (Aaa/AA+)(b)
$2,500,000	5.000%	07/01/2022	$ 2,500,000
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,200,000	5.000	08/01/2036	1,256,222
2,000,000	5.000	08/01/2037	2,086,210
2,000,000	5.000	08/01/2038	2,078,281
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
1,525,000	5.000	08/01/2035	1,601,733
3,250,000	5.000	08/01/2036	3,402,268
Washington Health Care Facilities Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2021 B (Aa3/AA-)(a)(b)
5,000,000	4.000	10/01/2030	5,136,546
Washington Health Care Facilities Authority RB Series 2019A-2 (A-/Baa1)
3,260,000	5.000	08/01/2025	3,436,370
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(a)(b)
5,400,000	5.000	08/01/2024	5,588,623
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,000,000	4.000	05/01/2045	925,287
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
320,000	5.000	07/01/2029	344,526
6,825,000	5.000	07/01/2048	7,049,121
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(f)
745,000	5.000	01/01/2034	722,208
1,400,000	5.000	01/01/2039	1,324,740
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (Aaa/AA+) (g)
6,855,000	0.000	06/01/2028	5,575,927

			200,664,560

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
770,000	3.000	03/01/2035	619,755
2,165,000	3.000	03/01/2037	1,694,485
1,635,000	3.250	03/01/2041	1,259,197
State of West Virginia GO Bonds for State Road Series 2019 A (Aa2/AA-)
6,145,000	5.000	06/01/2035	6,863,191
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
8,740,000	5.000	06/01/2035	9,681,332

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(a)(b)
$1,575,000	5.000%	07/01/2025	$ 1,601,496
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(d)
9,150,000	3.000	06/18/2027	8,953,109
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
770,000	5.000	01/01/2033	804,347
910,000	5.000	01/01/2034	945,652
1,095,000	5.000	01/01/2035	1,135,899
2,330,000	5.000	01/01/2036	2,413,356
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,325,000	5.000	09/01/2029	2,531,374
2,645,000	5.000	09/01/2030	2,839,124
2,100,000	5.000	09/01/2031	2,240,978
1,700,000	5.000	09/01/2032	1,808,184

			45,391,479

Wisconsin – 1.3%
Public Finance Authority Charter School RB Series 2021A (NR/NR)(f)
165,000	4.250	06/15/2031	143,672
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(f)
1,060,000	5.375	06/15/2042	1,035,258
Public Finance Authority Education RB Series 2022 (NR\NR)(f)
900,000	5.000	01/01/2042	837,439
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
1,000,000	4.300	11/01/2030	1,009,427
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
265,000	5.000	07/01/2035	281,590
310,000	5.000	07/01/2036	328,386
265,000	5.000	07/01/2037	279,687
310,000	5.000	07/01/2038	325,959
310,000	5.000	07/01/2039	324,883
285,000	5.000	07/01/2040	297,639
310,000	5.000	07/01/2041	323,162
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
220,000	4.000	07/01/2026	229,236
220,000	4.000	07/01/2027	230,053
220,000	4.000	07/01/2028	230,139
220,000	4.000	07/01/2029	228,582
265,000	4.000	07/01/2030	273,901
355,000	4.000	07/01/2031	364,605
420,000	4.000	07/01/2032	428,985
175,000	4.000	07/01/2033	178,223

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA) – (continued)
$130,000	4.000%	07/01/2034	$ 131,810
155,000	4.000	07/01/2035	156,907
220,000	4.000	07/01/2036	221,827
220,000	4.000	07/01/2037	220,855
265,000	4.000	07/01/2038	265,551
265,000	4.000	07/01/2039	265,162
265,000	4.000	07/01/2040	264,358
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(f)
1,760,000	5.000	12/01/2035	1,756,512
1,950,000	5.000	12/01/2045	1,858,056
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	750,651
1,000,000	4.000	07/01/2051	800,179
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(f)
470,000	4.000	06/15/2030	447,187
815,000	5.000	06/15/2040	796,105
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,650,000	4.000	03/01/2030	1,540,035
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(f)
24,345	5.500	12/01/2048	12,173
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(f)
51,733	7.250	12/01/2048	25,866
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(f)
6,950,000	5.625	06/01/2050	5,340,650
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(f)
7,575,000	6.500	06/01/2045	6,038,023
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
500,000	5.200	12/01/2037	525,009
Public Finance Authority RB for Providence St. Joseph Health Obligated Group Series 2021 (Aa3/AA-)(a)(b)
4,400,000	4.000	10/01/2030	4,500,586
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(f)
2,470,000	6.000	07/01/2031	2,234,929
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(f)
325,000	3.000	04/01/2025	319,032
500,000	5.000	04/01/2030	519,445
510,000	5.000	04/01/2040	515,505
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
1,180,000	4.500	01/01/2035	1,067,452

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
$635,000	5.000%	01/01/2028	$ 691,842
750,000	5.000	01/01/2029	822,853
1,000,000	5.000	01/01/2030	1,100,726
1,400,000	5.000	01/01/2032	1,505,532
950,000	5.000	01/01/2033	1,014,296
900,000	5.000	01/01/2036	952,314
500,000	5.000	01/01/2037	526,903
1,400,000	5.000	01/01/2039	1,469,637
500,000	5.000	01/01/2040	523,868
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(f)
370,000	5.000	06/01/2029	377,858
710,000	5.000	06/01/2039	715,492
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,000,000	4.000	01/01/2030	987,891
8,955,000	4.000	01/01/2046	7,849,085
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(f)
545,000	4.000	09/01/2029	493,235
770,000	5.000	09/01/2039	689,672
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 B (AGM) (NR/AA)
5,000,000	3.090	06/01/2050	3,655,369
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(f)
5,900,000	4.500	07/01/2048	5,060,043
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(f)
2,770,000	6.125	10/01/2049	2,663,433
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (NR/A-/A-2)
2,000,000	2.875	05/01/2027	1,917,415
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
3,000,000	5.000	11/15/2041	3,152,478
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
425,000	5.000	11/15/2044	430,983
570,000	5.000	11/15/2049	574,504
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (NR/BBB+)
6,000,000	5.250	07/01/2028	6,007,448
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(f)
630,000	4.000	07/01/2041	574,262
2,725,000	4.000	07/01/2051	2,343,722

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)(g)
$9,655,000	0.000%	12/15/2027	$ 7,062,695
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000	4.000	03/15/2030	337,605
345,000	4.000	03/15/2040	305,930
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000	3.000	02/01/2042	946,243
390,000	4.000	02/01/2045	375,998
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
565,000	3.000	12/01/2031	486,788
775,000	4.000	12/01/2041	668,998
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/BBB-)
475,000	4.000	09/15/2036	432,522
460,000	4.000	09/15/2041	404,664
425,000	4.000	09/15/2045	360,273
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/BBB-)(h)
700,000	4.000	09/15/2036	628,162
680,000	4.000	09/15/2041	587,428
575,000	4.000	09/15/2045	477,648
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3\AA)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000	0.960	07/01/2026	2,775,000
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.15%)
5,500,000	0.930	12/02/2024	5,462,902
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/(P)BBB-)
3,800,000	5.000	02/01/2042	3,887,488
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (NR/NR)(b)
225,000	4.000	09/15/2022	226,165
250,000	4.000	09/15/2023	255,976
365,000	4.000	09/15/2023	373,638

			110,081,675

Wyoming – 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
22,700,000	3.625	07/15/2039	20,881,396

TOTAL MUNICIPAL BONDS (Cost $8,861,607,441)			$8,383,907,066

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – 0.6%
Healthcare – Services – 0.1%
Prime Healthcare Foundation Inc Series (NR/NR)
$4,975,000	7.000%	12/01/27	$ 4,946,855
Tower Health Series (BB-/NR)
3,060,000	4.451	02/01/50	2,056,320

			7,003,175

Leisure Time – 0.0%
YMCA of Greater New York Series (BBB/Baa2)
4,300,000	2.303	08/01/26	3,938,712

Real Estate – 0.5%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
4,432,797	9.750	12/01/39	4,288,465
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(f)(j)
2,572,163	9.750	12/01/39	2,488,414
Benloch Ranch Improvement Association No. 2 (NR/NR)(f)(j)
14,700,000	10.000	12/01/51	13,532,967
Brixton Park Improvement Association No. 1 Series (NR/NR)(f)(j)
20,500,000	6.875	12/01/51	18,214,250

			38,524,096

TOTAL CORPORATE BONDS (Cost $53,500,876)			$ 49,465,983

TOTAL INVESTMENTS – 98.1% (Cost $8,915,108,317)			$8,433,373,049

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			164,625,622

NET ASSETS – 100.0%			$8,597,998,671

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments - rate shown is that which is in effect on June 30, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Zero coupon bond until next reset date.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on June 30, 2022.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MTA	— Metropolitan Transportation Authority
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FED	— School Board Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
TCRS	— Transferable Custody Receipts
USD	— United States Dollar
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(4,187)	09/21/22	$(541,018,624)	$9,335,046
U.S. Treasury Ultra Bond	(1,209)	09/21/22	(190,646,727)	5,405,258

Total Futures Contracts				$14,740,304

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.542%	JPMorgan Chase Bank NA	03/20/2023	USD	1,000	$5,699	$(3,561)	$9,261
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.542	Bank of America NA	03/20/2023		1,000	5,700	(3,562)	9,261

TOTAL							$11,399	$(7,123)	$18,522

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.7%
Alabama – 1.8%
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(a)
$5,720,000	6.000%	07/01/2045	$ 4,700,533
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(a)
2,880,000	8.000	07/01/2028	2,781,606
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
19,250,000	5.750	10/01/2049	20,185,155
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
2,625,000	5.000	10/01/2030	2,740,831
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
2,205,000	5.500	10/01/2053	2,315,071
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)(b)
5,750,000	0.000	10/01/2038	5,837,298
6,000,000	0.000	10/01/2042	6,089,043
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
8,300,000	6.000	10/01/2042	9,006,795
19,850,000	7.000	10/01/2051	21,769,888
81,815,000	6.500	10/01/2053	89,221,147
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
1,085,000	4.500	11/01/2042	871,293
1,000,000	4.750	11/01/2049	786,066

			166,304,726

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(a)
2,085,000	3.720	09/01/2027	1,984,083
American Samoa Economic Development Authority RB Series 2021 A (Ba3/NR)(a)
1,400,000	5.000	09/01/2038	1,499,658

			3,483,741

Arizona – 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(c)
	(3M USD LIBOR + 0.81%)
43,640,000	2.336	01/01/2037	41,035,569
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
665,000	4.000	07/01/2047	630,855
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,500,000	4.000	11/01/2049	1,340,917

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
$1,000,000	5.000%	01/01/2043	$ 711,883
5,250,000	4.500	01/01/2049	3,300,901
3,300,000	5.000	01/01/2054	2,198,155
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
275,000	5.000	01/01/2037	197,476
200,000	5.000	01/01/2038	141,678
650,000	5.000	01/01/2043	435,643
3,450,000	5.000	01/01/2049	2,211,449
1,100,000	5.125	01/01/2054	703,259
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
3,750,000	4.000	07/01/2061	2,940,008
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Baa3/NR)
1,000,000	5.000	05/01/2038	861,001
2,780,000	5.000	05/01/2043	2,304,794
3,450,000	5.000	05/01/2048	2,784,200
2,000,000	5.000	05/01/2051	1,590,319
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(a)
925,000	4.000	12/15/2041	792,215
2,115,000	4.000	12/15/2051	1,688,714
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(a)
470,000	4.000	07/15/2051	369,485
445,000	4.000	07/15/2056	341,114
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)(a)
10,845,000	5.000	07/15/2053	10,627,076
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,625,000	3.000	07/01/2049	1,255,079
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
3,540,000	5.000	07/01/2044	3,699,367
2,710,000	3.250	07/01/2049	2,061,098
1,625,000	5.000	07/01/2049	1,689,810
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(a)
1,625,000	4.000	07/01/2051	1,273,747
1,250,000	4.000	07/01/2056	950,568
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(a)
3,400,000	5.000	07/01/2044	3,361,172
County of Maricopa IDA Exempt Facilities RB for Commercial Metals Company Project Series 2022 (Ba2\BB+)(a)
8,400,000	4.000	10/15/2047	7,137,373

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Equitable School Revolving Fund National Charter School Revolving Loan Fund RB (A/NR)
$4,325,000	4.000%	11/01/2051	$ 3,822,529
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
625,000	3.500	07/01/2029	568,909
595,000	4.100	07/01/2034	537,642
1,869,000	4.750	07/01/2043	1,629,242
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
6,600,000	5.000	05/15/2056	6,181,433
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)*(a)
3,100,000	6.000	08/01/2028	1,860,000
16,130,000	6.250	08/01/2040	9,678,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
580,000	4.000	02/15/2051	481,695
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(a)
700,000	5.000	07/01/2050	648,417
1,340,000	5.000	07/01/2054	1,215,429
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(a)
1,885,000	5.250	10/01/2040	1,938,143
1,885,000	5.500	10/01/2051	1,942,717
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
1,500,000	5.000	07/01/2049	1,571,801
1,650,000	5.000	07/01/2054	1,722,184
Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A-/BBB+)
4,700,000	2.400	06/01/2035	3,644,871
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(a)
250,000	5.500	05/01/2040	238,776
950,000	5.750	05/01/2050	905,640
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A3/A-)
3,390,000	4.000	09/01/2029	3,418,747
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,371,072
1,900,000	5.000	12/01/2054	1,694,090
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000	07/01/2037	865,392
1,000,000	5.000	07/01/2042	1,010,297

			145,581,951

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – 0.2%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
$2,235,000	5.000%	12/01/2047	$ 2,307,669
5,370,000	3.200	12/01/2049	4,080,323
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000	4.250	07/01/2041	1,189,511
775,000	3.500	07/01/2046	578,816
500,000	4.000	07/01/2052	406,158
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500	07/01/2038	5,015,361

			13,577,838

California – 9.6%
ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)(d)
1,600,000	0.000	08/01/2026	1,427,860
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)(d)
4,995,000	0.000	08/01/2037	2,763,383
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA)(d)
1,850,000	0.000	08/01/2036	999,423
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
465,000	5.000	05/01/2040	498,261
1,000,000	5.000	05/01/2043	1,066,353
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2019 S-8 (A1/AA-)
2,350,000	3.000	04/01/2054	1,803,552
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
2,750,000	4.000	09/01/2050	2,413,972
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (A2/AA)(d)
1,055,000	0.000	08/01/2025	962,531
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
2,755,000	5.250	05/01/2048	2,627,560
2,850,000	5.250	05/01/2053	2,688,178
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(a)
2,875,000	4.000	02/01/2056	2,455,005
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)(a)
6,450,000	4.000	02/01/2056	5,507,750
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2 (NR/NR)(d)
12,620,000	0.000	06/01/2055	2,368,123
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,350,000	5.000	06/01/2050	1,363,782

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
$730,000	5.000%	06/01/2049	$ 746,558
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(d)
7,375,000	0.000	06/01/2055	1,383,907
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
875,000	4.000	06/01/2049	755,597
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
485,000	5.000	06/01/2049	495,458
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(d)
102,910,000	0.000	06/01/2055	16,771,335
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(d)
145,220,000	0.000	06/01/2055	15,289,299
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
565,000	5.000	08/01/2050	567,587
775,000	5.000	08/01/2055	775,990
425,000	5.000	08/01/2057	422,608
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)(a)
625,000	4.000	06/01/2051	499,990
595,000	4.000	06/01/2061	453,895
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
1,500,000	5.000	02/01/2042	1,580,770
4,000,000	5.000	02/01/2047	4,181,056
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
8,100,000	5.000	11/15/2056	8,411,982
California Infrastructure & Economic Development Bank RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(a)
1,000,000	5.000	01/01/2055	912,047
California Municipal Finance Authority Charter School Leave Revenue Refunding Bonds Series 2022 (BB+/NR)
750,000	5.000	07/01/2052	724,024
3,725,000	5.000	07/01/2062	3,464,613
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (Baa3/NR)
1,400,000	5.000	05/15/2049	1,438,956
950,000	5.000	05/15/2052	974,642
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
1,800,000	5.000	02/01/2042	1,870,049
17,675,000	5.000	02/01/2047	18,273,034
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (NR/NR)
4,405,000	5.000	12/31/2043	4,443,075

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(a)
$1,135,000	5.000%	07/01/2052	$ 1,045,846
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,510,000	4.000	07/01/2051	1,301,488
1,035,000	4.000	07/01/2055	873,090
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
250,000	5.000	10/01/2034	263,303
250,000	5.000	10/01/2036	262,377
300,000	5.000	10/01/2037	314,267
300,000	5.000	10/01/2038	313,862
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(a)
1,090,000	5.000	10/01/2049	1,050,659
1,740,000	5.000	10/01/2054	1,659,606
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
3,200,000	5.000	12/31/2037	3,270,248
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
3,875,000	4.000	07/15/2029	3,652,077
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(a)
8,900,000	4.000	11/01/2023	8,601,418
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(a)
6,300,000	6.750	12/01/2028	4,887,024
45,930,000	7.500	12/01/2040	29,848,621
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(a)
15,850,000	5.000	11/21/2045	16,219,968
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(a)
1,540,000	5.000	06/15/2050	1,451,611
1,030,000	5.000	06/15/2055	959,385
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(a)
4,605,000	6.375	04/01/2062	4,646,354
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(a)
2,055,000	5.000	10/01/2052	2,064,771
3,250,000	5.000	10/01/2061	3,200,653
California School Finance Authority Charter School RB for River Springs Charter School Series 2022A (NR/BB)(a)
1,330,000	5.000	07/01/2052	1,223,711
4,190,000	5.000	07/01/2061	3,732,921

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for Valley International Prepatory High School Project Series 2022A (NR\NR)(a)
$1,230,000	5.250%	03/01/2062	$ 999,625
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(a)
3,300,000	5.000	10/01/2050	3,314,650
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(a)
1,450,000	4.000	10/01/2046	1,241,091
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(a)
1,700,000	5.000	07/01/2050	1,682,297
1,000,000	5.000	07/01/2058	972,333
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (ST INTERCEPT) (NR/NR)(a)
600,000	5.000	06/01/2051	569,250
1,220,000	5.000	06/01/2061	1,120,641
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(a)
820,000	5.000	07/01/2045	800,294
1,240,000	5.000	07/01/2055	1,176,757
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(a)
600,000	4.000	06/01/2041	515,209
700,000	4.000	06/01/2051	561,463
1,220,000	4.000	06/01/2061	930,200
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BB+)(a)
2,420,000	5.000	07/01/2059	2,310,320
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BB+)(a)
975,000	4.000	07/01/2045	882,239
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
825,000	5.000	09/01/2030	853,459
885,000	5.000	09/01/2037	909,189
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(a)
2,880,000	7.250	09/01/2050	2,790,725
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
3,245,000	4.000	09/01/2051	2,751,135
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	776,398
685,000	5.000	09/02/2049	707,314

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
$1,495,000	5.000%	09/02/2038	$ 1,561,654
575,000	5.000	09/02/2043	593,344
1,785,000	5.000	09/02/2048	1,831,397
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,403,386
895,000	5.000	09/02/2044	921,598
945,000	5.000	09/02/2048	968,892
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	989,456
1,080,000	5.000	09/02/2044	1,109,436
1,570,000	5.000	09/02/2049	1,604,727
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(a)
375,000	5.000	06/01/2034	384,441
475,000	5.000	06/01/2039	483,580
1,340,000	5.000	06/01/2051	1,344,594
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	1,916,798
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB-)(a)
950,000	5.250	12/01/2043	951,295
9,000,000	5.500	12/01/2058	9,058,358
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
500,000	5.000	08/01/2038	519,912
3,000,000	4.000	08/01/2045	2,680,243
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(a)
2,350,000	5.250	07/01/2039	2,152,122
3,125,000	5.250	07/01/2049	2,709,029
1,450,000	5.250	07/01/2052	1,244,209
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(a)
475,000	3.000	11/01/2022	474,976
935,000	5.000	11/01/2032	978,459
1,875,000	5.000	11/01/2041	1,942,148
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (NR/AA-)
2,875,000	5.000	08/15/2038	3,053,035

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
$1,200,000	5.000%	04/01/2047	$ 1,235,662
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
10,800,000	5.500	12/01/2054	10,927,899
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	1,047,801
945,000	5.000	09/02/2050	963,000
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,220,000	5.000	09/02/2038	2,312,857
2,500,000	5.000	09/02/2048	2,556,886
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
2,000,000	4.000	09/02/2051	1,645,865
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)(e)
1,525,000	5.250	09/01/2052	1,535,709
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
3,750,000	5.000	05/15/2042	3,873,820
5,750,000	5.000	05/15/2047	5,904,267
5,640,000	5.000	05/15/2050	5,783,867
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(d)
36,600,000	0.000	06/01/2046	5,247,327
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa2/NR)(d)
7,000,000	0.000	09/01/2033	4,407,402
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	155,235
195,000	3.000	09/01/2038	157,101
205,000	3.000	09/01/2039	163,313
210,000	3.000	09/01/2040	163,306
715,000	3.125	09/01/2044	540,628
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
1,250,000	4.000	09/01/2050	1,071,418
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
2,100,000	4.000	09/01/2051	1,815,003
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(a)
1,500,000	4.000	09/01/2051	1,275,748
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
865,000	4.000	09/01/2045	771,226

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
$515,000	4.000%	09/01/2040	$ 473,104
1,500,000	4.000	09/01/2045	1,337,386
2,500,000	4.000	09/01/2050	2,153,034
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
740,000	4.000	09/01/2051	627,111
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(a)
2,850,000	5.000	09/01/2050	2,935,403
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
425,000	4.000	09/01/2046	378,606
500,000	4.000	09/01/2051	434,946
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,052,436
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
950,000	4.000	09/01/2050	815,391
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,900,000	5.250	04/01/2034	1,956,312
3,565,000	5.250	04/01/2039	3,640,036
7,730,000	5.250	04/01/2049	7,767,494
6,645,000	5.250	04/01/2054	6,524,242
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
640,000	3.000	09/01/2031	560,612
450,000	4.000	09/01/2041	407,032
550,000	4.000	09/01/2051	470,031
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,200,000	4.000	09/02/2037	1,140,046
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (NR/A-)
600,000	5.000	09/02/2030	602,588
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	518,881
700,000	5.000	09/01/2049	722,796
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	311,708
375,000	4.000	09/01/2040	344,494
425,000	4.000	09/01/2045	377,288
950,000	4.000	09/01/2050	827,297
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	424,732
640,000	4.000	09/01/2050	557,337

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
$1,125,000	4.000%	09/01/2046	$ 992,121
1,400,000	4.000	09/01/2050	1,212,118
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(a)
280,000	5.000	09/01/2032	293,911
700,000	5.000	09/01/2037	729,089
1,745,000	5.000	09/01/2047	1,790,411
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2046	440,188
650,000	4.000	09/01/2051	559,076
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,100,000	4.000	09/01/2045	992,175
1,500,000	4.000	09/01/2050	1,320,927
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	419,538
535,000	5.000	09/01/2049	551,101
CMFA Special Finance Agency Essential Housing RB Seres 2021A-1 (NR/NR)(a)
4,465,000	3.000	12/01/2056	2,878,162
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(a)
5,500,000	3.000	08/01/2056	3,926,411
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,266,282
200,000	4.000	09/01/2045	179,353
1,420,000	5.000	09/01/2049	1,461,384
County of Los Angeles CA Community Facilities District NO 2021-01(e)
2,775,000	5.000	09/01/2052	2,790,328
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
1,985,000	4.000	09/01/2040	1,795,894
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	473,625
1,875,000	4.000	09/01/2050	1,619,903
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)(a)
13,500,000	3.000	12/01/2056	9,694,396
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR\NR)(a)
4,675,000	3.600	05/01/2047	3,778,546
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa2/A-)(d)
1,305,000	0.000	08/01/2027	1,105,449

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
$2,285,000	5.000%	09/01/2037	$ 2,381,035
6,680,000	5.000	09/01/2047	6,866,236
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125	09/01/2044	341,109
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
2,500,000	4.000	01/15/2046	2,297,438
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa2/NR)(d)
5,400,000	0.000	08/01/2032	3,705,409
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (WR/AA)(d)
4,180,000	0.000	04/01/2029	3,338,141
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)(d)
3,460,000	0.000	10/01/2032	2,338,407
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A2/AA)(d)
12,000,000	0.000	01/15/2035	7,204,213
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)(f)
37,510,000	3.950	01/15/2053	33,310,523
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (A2/AA)(b)
1,000,000	0.000	01/15/2032	1,073,745
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
22,000,000	3.850	06/01/2050	19,824,636
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)(d)
44,805,000	0.000	06/01/2066	4,391,849
Golden Valley Unified School District Financing Authority RB for Golden Valley Unified School District Community Facilities District No. 2017-1 Series 2021 A (NR/NR)
225,000	4.000	09/01/2046	196,790
470,000	4.000	09/01/2051	401,091
705,000	4.000	09/01/2056	595,177
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(a)
1,825,000	4.000	06/01/2046	1,755,464
1,250,000	4.000	06/01/2051	1,196,877
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)(d)
100,945,000	0.000	06/01/2036	40,785,404
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/CCC)(d)
51,235,000	0.000	06/01/2047	9,806,978

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (NR/CCC)(d)
$260,660,000	0.000%	06/01/2057	$ 13,160,880
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (NR/AA)
1,150,000	5.000	09/01/2051	1,240,765
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,697,302
1,925,000	5.000	03/01/2057	1,967,019
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	2,808,775
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (NR/A-)
215,000	6.625	08/01/2024	215,640
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)(d)
49,925,000	0.000	08/01/2050	13,162,057
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (NR/A)
1,625,000	6.750	09/01/2026	1,629,627
1,500,000	7.000	09/01/2031	1,504,501
875,000	7.250	09/01/2038	877,771
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)(d)
3,760,000	0.000	08/01/2035	2,272,127
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
14,850,000	6.500	11/01/2039	18,337,631
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
2,000,000	6.500	11/01/2039	2,469,715
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
9,410,000	6.125	11/01/2029	10,500,337
21,765,000	6.500	11/01/2039	26,876,669
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)(b)
7,000,000	0.000	08/01/2030	7,578,474
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa3/AA)(d)
860,000	0.000	08/01/2025	788,194
1,105,000	0.000	08/01/2026	978,231
5,550,000	0.000	08/01/2030	4,177,128
7,855,000	0.000	08/01/2032	5,395,329
7,000,000	0.000	08/01/2034	4,375,312
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,004,227
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	270,265
200,000	5.000	08/15/2028	217,282
2,900,000	5.000	08/15/2047	2,994,008

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Orange County Community Facilities District Special Tax RB Series 2020 A (NR/NR)
$1,015,000	4.000%	08/15/2040	$ 937,592
Oxnard School District GO Bonds Series B (BAM) (AA/NR)(f)
7,800,000	4.000	08/01/2047	7,928,989
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (A2/AA)
15,815,000	5.000	11/01/2047	16,582,078
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
10,750,000	7.000	08/01/2038	12,646,315
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL) (Aa2/AA)(d)
1,840,000	0.000	08/01/2025	1,686,880
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)(d)
1,300,000	0.000	08/01/2040	624,422
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	495,265
650,000	4.000	09/01/2031	639,962
900,000	3.000	09/01/2032	807,350
820,000	3.000	09/01/2033	725,603
750,000	3.000	09/01/2034	655,600
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	412,779
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)(d)
6,200,000	0.000	08/01/2036	3,357,982
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	4,941,414
880,000	5.250	09/01/2034	898,990
6,815,000	5.500	09/01/2045	6,960,873
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
610,000	4.000	09/01/2046	507,339
1,400,000	4.000	09/01/2051	1,128,281
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	22,970,372
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A)(d)
2,220,000	0.000	10/01/2033	1,421,971
2,220,000	0.000	10/01/2035	1,293,037
1,840,000	0.000	10/01/2037	972,789
5,100,000	0.000	10/01/2038	2,563,722
8,425,000	0.000	10/01/2039	4,026,914
13,395,000	0.000	10/01/2040	6,078,859
7,275,000	0.000	10/01/2041	3,134,154
6,360,000	0.000	10/01/2042	2,600,449

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (NR/A)(g)
$2,000,000	5.750%	06/01/2023	$ 2,074,311
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
395,000	4.000	09/01/2045	347,811
835,000	4.000	09/01/2050	720,429
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	818,339
1,865,000	5.000	09/01/2033	1,950,984
2,250,000	5.000	09/01/2035	2,344,968
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,026,402
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL) (A1/A+)(d)
1,420,000	0.000	08/01/2025	1,294,756
San Diego County Regional Airport Authority RB Refunding Series 2019 B (AMT) (NR/A-)
1,000,000	4.000	07/01/2044	949,597
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)(d)
10,000,000	0.000	07/01/2030	7,486,997
3,005,000	0.000	07/01/2031	2,147,022
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
1,370,000	4.000	08/01/2032	1,307,035
1,560,000	4.000	08/01/2033	1,473,293
1,680,000	4.000	08/01/2034	1,575,378
1,810,000	4.000	08/01/2035	1,685,468
1,945,000	4.000	08/01/2036	1,799,083
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL) (Aa2/A+)(d)
1,580,000	0.000	08/01/2024	1,498,696
1,595,000	0.000	08/01/2025	1,465,373
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)(g)
2,000,000	5.000	09/01/2022	2,011,626
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)(g)
2,000,000	5.500	09/01/2022	2,013,172
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000	07/01/2042	2,004,829
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(d)
91,400,000	0.000	06/01/2056	7,678,925
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,023,858

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
$4,650,000	4.000%	09/01/2050	$ 4,042,964
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(d)
16,700,000	0.000	06/01/2060	2,403,432
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
3,245,000	5.000	06/01/2048	3,157,548
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(d)
9,510,000	0.000	06/01/2054	1,668,010
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
995,000	5.000	10/01/2045	1,069,604
1,090,000	2.400	10/01/2049	1,015,073
1,045,000	5.000	10/01/2049	1,120,198
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	766,428
1,000,000	5.000	09/01/2045	1,017,774
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,429,979
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)(d)
8,360,000	0.000	08/01/2034	5,401,623
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)(b)
19,135,000	0.000	08/01/2042	15,420,604

			869,674,572

Colorado – 5.5%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700	12/01/2047	1,325,934
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
610,000	5.000	12/01/2037	588,562
613,000	5.125	12/01/2047	565,637
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,480,000	5.000	12/01/2040	1,415,300
2,610,000	5.000	12/01/2050	2,320,811
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750	12/15/2050	3,582,416
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)(a)
4,000,000	4.875	12/01/2051	3,153,040

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
$4,690,000	5.750%	12/01/2051	$ 3,998,511
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500	12/01/2050	2,827,275
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500	12/15/2050	5,414,369
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(b)
1,930,000	0.000	12/01/2049	1,552,202
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(a)
1,185,000	5.250	12/01/2049	1,114,554
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	604,258
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
1,500,000	5.000	12/01/2050	1,339,526
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(a)
1,300,000	5.000	12/01/2049	1,203,280
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	964,108
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,137,480
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
9,500,000	3.750	12/01/2040	7,218,262
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,696,916
4,000,000	6.125	12/01/2047	3,867,380
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	1,933,690
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000	12/01/2051	2,032,602
Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
4,220,000	5.000	12/01/2050	3,472,621
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
835,000	5.000	12/01/2051	720,887
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000	12/01/2051	7,991,429
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350	12/01/2050	2,284,126

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
$500,000	7.375%	12/15/2047	$ 457,091
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
762,000	4.375	12/01/2032	718,262
Clear Creek Transit Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
580,000	5.000	12/01/2041	527,648
1,000,000	5.000	12/01/2050	866,368
Cloverleaf Metropolitan District GO LT Bonds Series 2022A (NR/NR)
1,825,000	6.000	12/01/2051	1,831,825
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
2,075,000	4.000	10/01/2061	1,587,214
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
475,000	4.000	05/01/2051	385,656
550,000	4.000	05/01/2061	426,901
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(a)
900,000	5.000	02/01/2051	788,739
2,335,000	5.000	02/01/2061	1,985,520
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(a)
6,000,000	5.000	10/01/2049	5,741,581
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (NR/NR)(g)
3,000,000	5.750	12/01/2023	3,164,036
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
2,650,000	4.000	09/01/2050	2,363,758
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000	01/01/2042	777,935
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
7,580,000	5.000	08/01/2044	7,743,289
2,135,000	3.250	08/01/2049	1,578,370
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
2,045,000	4.000	11/01/2039	1,963,647
2,300,000	5.000	11/01/2049	2,377,824
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (NR/NR)
965,000	5.000	12/31/2047	972,598
965,000	5.000	12/31/2051	971,437
2,980,000	5.000	12/31/2056	2,997,277
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	2,708,055

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
$850,000	5.250%	12/01/2051	$ 734,220
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,626,726
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	3,907,890
1,750,000	5.000	12/01/2043	1,579,513
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/NR)
3,600,000	4.875	12/01/2051	2,852,112
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)(g)
500,000	5.000	12/01/2022	522,086
700,000	5.125	12/01/2022	731,274
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)(g)
506,000	7.625	12/15/2022	534,191
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate LT GO Bonds Series 2022B (NR\NR)
725,000	6.000	12/15/2041	681,511
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)(g)
2,000,000	5.250	12/01/2023	2,149,656
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)(g)
820,000	7.500	12/15/2023	904,906
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	975,062
2,100,000	5.250	12/01/2047	1,995,174
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,835,000	5.000	12/01/2049	3,515,284
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(a)
2,045,000	5.500	12/01/2039	1,758,390
5,790,000	5.750	12/01/2049	4,839,585
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Subordinate Bonds Series 2021B (NR/NR) (NR/NR)(a)
2,350,000	8.000	12/15/2049	2,045,450
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(a)
5,490,000	5.500	12/01/2039	4,770,678
10,900,000	5.750	12/01/2049	9,178,642
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(a)
2,370,000	8.000	12/15/2049	2,083,749
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
17,970,000	5.000	10/01/2032	17,911,659

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(a)
$5,555,000	5.000%	12/01/2028	$ 5,957,415
7,200,000	5.000	12/01/2034	7,517,843
4,800,000	4.000	12/01/2035	4,562,402
4,800,000	4.000	12/01/2036	4,532,782
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)(g)
2,470,000	5.375	12/01/2022	2,581,792
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)(g)
1,223,000	8.000	12/15/2022	1,292,549
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000	12/01/2030	693,373
2,500,000	5.000	12/01/2032	2,581,347
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000	5.000	12/01/2032	448,727
1,825,000	4.000	12/01/2038	1,686,486
1,690,000	5.000	12/01/2048	1,737,379
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
1,185,000	4.000	12/01/2038	1,092,260
1,900,000	4.000	12/01/2039	1,737,143
950,000	4.000	12/01/2040	861,066
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,715,000	5.000	06/01/2049	3,373,820
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A2/A) (d)
3,000,000	0.000	09/01/2039	1,297,265
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(d)
15,000,000	0.000	09/01/2028	12,126,915
4,100,000	0.000	09/01/2034	2,484,589
E-470 Public Highway Authority RB Series 2010 A (A2/A)(d)
20,000,000	0.000	09/01/2040	8,775,704
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000	12/01/2051	1,346,493
El Paso County Waterview II Metropolitan LT GO Bonds Series 2022A (NR\NR)
2,000,000	5.000	12/01/2051	1,717,808
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(a)
2,950,000	5.550	12/01/2047	3,017,412
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
1,580,000	5.000	08/01/2049	1,488,046
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	508,654
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250	12/01/2051	1,788,213

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
$4,500,000	5.750%	12/01/2048	$ 4,457,491
Greenspire Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,430,000	5.125	12/01/2051	1,271,517
Greenways Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)
1,080,000	4.625	12/01/2051	840,473
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2039	618,440
925,000	5.000	12/01/2049	835,700
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/NR)(a)
1,140,000	4.625	12/01/2045	895,080
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A2/NR)
3,930,000	4.000	12/01/2047	3,856,886
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000	12/01/2051	472,103
Horizon Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)(a)
1,187,000	4.500	12/01/2051	829,157
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.000	12/01/2049	1,848,552
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250	12/01/2051	929,101
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (Ba2/NR)
580,000	4.125	12/01/2040	507,308
900,000	4.375	12/01/2047	773,250
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
1,000,000	5.000	12/01/2051	820,677
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,525,000	4.250	12/01/2046	7,969,806
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	1,749,367
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)(b)
7,800,000	0.000	12/01/2050	6,377,865
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	3,888,673
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	620,652
Lanterns Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
2,830,000	4.500	12/01/2050	2,117,221
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750	12/01/2050	1,130,707
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875	12/01/2051	3,574,371

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
$525,000	4.875%	12/01/2040	$ 472,488
750,000	5.125	12/01/2050	662,507
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,394,139
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,307,042
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000	12/01/2051	2,294,536
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	889,416
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000	12/01/2051	2,593,521
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000	12/01/2051	10,451,551
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
520,000	5.000	12/01/2041	466,758
570,000	5.000	12/01/2051	488,880
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,216,554
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,298,187
5,380,000	5.750	12/01/2047	5,405,772
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
330,000	4.000	12/01/2032	316,594
320,000	4.000	12/01/2033	309,200
190,000	4.000	12/01/2034	182,245
550,000	4.000	12/01/2036	523,461
215,000	4.000	12/01/2038	203,799
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,200,538
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,396,727
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000	12/01/2040	2,012,292
3,335,000	5.250	12/01/2050	3,002,561
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	1,725,508
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
550,000	4.300	12/01/2050	442,074

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
$1,150,000	5.000%	12/01/2051	$ 1,006,246
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000	12/01/2050	1,072,007
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(a)
1,000,000	5.000	12/01/2040	966,211
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	742,606
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000	12/01/2051	4,506,649
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	1,966,131
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(a)
3,000,000	5.000	12/15/2041	2,848,226
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
840,000	4.125	12/15/2036	750,786
725,000	4.875	12/15/2044	640,813
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
4,200,000	6.500	11/15/2038	5,159,245
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)(a)
5,400,000	4.750	12/01/2045	4,837,228
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)(a)(d)
150,000	0.000	12/01/2025	124,487
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	9,035,207
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,750,000	4.000	12/01/2051	1,329,994
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,250,000	3.625	12/01/2044	1,667,728
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,000,000	5.250	12/01/2060	963,116
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,073,646
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000	12/01/2051	432,705
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250	12/01/2051	4,184,056
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
1,055,000	5.000	12/01/2050	914,601
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,313,372
5,695,000	5.000	12/01/2049	5,220,220

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
$9,375,000	5.250%	12/01/2051	$ 7,861,322
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(g)
550,000	5.125	12/01/2023	590,207
1,000,000	5.125	12/01/2023	1,073,104
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)(g)
635,000	7.250	12/15/2023	699,993
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(a)
1,000,000	5.000	12/01/2040	947,403
1,625,000	5.125	12/01/2050	1,450,334
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,462,218
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
375,000	4.000	12/01/2039	379,588
750,000	4.000	12/01/2044	749,027
2,210,000	3.000	12/01/2049	1,682,051
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,008,338
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	461,096
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,494,423
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
650,000	5.000	12/01/2039	689,453
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (NR/NR)
8,920,000	5.000	12/01/2038	8,821,226
18,750,000	5.000	12/01/2047	17,744,113
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
720,000	7.125	12/15/2050	647,383
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250	12/01/2050	2,037,969
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	1,966,791
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000	12/01/2050	8,617,163

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
$1,100,000	5.000%	12/01/2040	$ 1,079,193
1,750,000	5.000	12/01/2049	1,684,259
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,664,415
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
815,000	5.250	12/01/2037	802,280
2,400,000	5.375	12/01/2047	2,286,565
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
805,000	5.000	12/01/2050	875,205
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,351,261
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000	12/01/2040	539,053
1,020,000	5.000	12/01/2050	891,301
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,500,000	5.000	12/01/2050	1,291,688
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)(b)
1,000,000	0.000	12/01/2050	785,697
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000	12/15/2050	3,765,077
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)(g)
863,000	5.000	12/01/2022	900,574
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,467,000	7.375	12/15/2047	1,319,704
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	979,168
2,500,000	5.000	12/01/2047	2,339,592
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
980,000	5.000	12/01/2050	883,981
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	165,564
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,344,299
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	921,636
Windler Public Improvement Authority RB Series 2021 A-1 (NR/NR)
12,250,000	4.125	12/01/2051	9,110,920
Windler Public Improvement Authority RB Series 2021 A-2 (NR/NR)(b)
9,400,000	0.000	12/01/2051	4,936,601

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
$1,500,000	6.500%	12/01/2047	$ 1,476,076
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)(a)
2,184,000	5.125	12/01/2050	1,780,925
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,825,000	6.250	12/15/2040	1,792,885

			503,512,596

Connecticut – 0.4%
City of New Haven CT GO Bonds Series 2018 (BBB+/NR)
410,000	5.500	08/01/2038	449,316
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
900,000	5.500	08/01/2034	1,002,840
500,000	5.500	08/01/2035	554,824
420,000	5.500	08/01/2036	464,223
400,000	5.500	08/01/2037	440,276
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(a)
1,150,000	5.000	01/01/2045	1,149,941
1,650,000	5.000	01/01/2055	1,611,142
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
1,015,000	4.000	07/01/2039	899,894
3,500,000	4.000	07/01/2044	2,966,294
3,500,000	4.000	07/01/2049	2,871,385
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(a)
20,100,000	7.000	02/01/2045	20,372,958
State of Connecticut GO Bonds Series 2018 C (Aa3/A+)
450,000	5.000	06/15/2032	495,895
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+)
500,000	4.000	04/15/2037	501,259
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(a)
1,125,000	4.000	04/01/2051	911,769
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (A2/AA)
500,000	5.000	08/15/2023	516,560

			35,208,576

Delaware – 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
1,075,000	4.000	06/01/2052	878,917
1,125,000	4.000	06/01/2057	899,606
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
3,785,000	5.000	11/15/2048	3,899,026
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000	4.000	07/01/2043	3,081,085

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
$855,000	5.000%	08/01/2049	$ 829,986
795,000	5.000	08/01/2054	762,000
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000	5.000	09/01/2050	1,936,183
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
5,200,000	4.000	07/01/2035	4,858,723

			17,145,526

District of Columbia – 1.0%
District of Columbia RB for International School Series 2019 (NR/BBB)
1,275,000	5.000	07/01/2049	1,270,799
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
655,000	4.000	07/01/2044	594,355
1,300,000	4.000	07/01/2049	1,150,313
District of Columbia RB for Rocketship DC Obligated Group Series 2021 A (NR/NR)(a)
600,000	5.000	06/01/2061	581,972
District of Columbia RB for Rocketship DC Obligated Group Series 2021A (NR/NR)(a)
445,000	5.000	06/01/2051	443,151
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500	10/01/2044	42,045,189
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
7,065,000	3.000	10/01/2050	5,368,392
3,570,000	4.000	10/01/2053	3,287,655
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
815,000	4.000	10/01/2044	744,274
1,075,000	5.000	10/01/2047	1,105,239
1,610,000	4.000	10/01/2049	1,434,958
1,115,000	4.000	10/01/2053	979,617
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (NR/NR)
25,000,000	6.500	10/01/2041	29,296,160

			88,302,074

Florida – 15.0%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,385,000	5.500	06/15/2052	1,393,382
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,595,000	4.750	05/01/2036	3,523,401

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
$625,000	5.000%	05/01/2039	$ 613,800
1,025,000	5.100	05/01/2049	988,646
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,298,589
5,755,000	4.000	05/01/2051	4,711,497
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	3.750	05/01/2029	477,653
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,715,000	3.500	05/01/2031	1,635,322
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
3,970,000	3.500	05/01/2032	3,989,498
6,700,000	3.700	05/01/2036	6,724,317
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
730,000	4.625	05/01/2028	730,910
1,795,000	5.000	05/01/2036	1,769,183
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,305,000	6.900	05/01/2036	3,204,604
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
860,000	6.900	05/01/2036	822,337
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
500,000	4.000	11/01/2040	438,933
3,155,000	4.000	11/01/2050	2,591,599
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(a)
1,845,000	5.100	05/01/2039	1,812,171
3,080,000	5.200	05/01/2049	2,997,256
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)(a)
270,000	2.750	05/01/2031	224,650
515,000	3.125	05/01/2041	385,691
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(a)
500,000	3.200	05/01/2041	384,162
1,025,000	4.000	05/01/2052	842,065
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(a)
775,000	3.200	05/01/2041	599,115
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	584,315
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750	05/01/2048	747,902

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
$250,000	3.375%	05/01/2041	$ 197,725
475,000	4.000	05/01/2051	391,981
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,810,000	6.000	05/01/2048	1,876,876
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125	05/01/2041	492,605
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	05/01/2040	482,416
880,000	4.000	05/01/2051	720,437
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(a)
900,000	4.500	06/01/2039	850,436
1,630,000	4.625	06/01/2049	1,492,595
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
550,000	4.000	05/01/2051	450,558
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
1,000,000	4.000	05/01/2050	822,734
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
390,000	4.000	05/01/2051	319,487
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
910,000	4.750	11/01/2026	926,367
700,000	5.000	11/01/2031	703,675
6,005,000	5.250	11/01/2046	6,029,936
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(a)
935,000	5.000	11/01/2049	902,431
750,000	5.125	11/01/2049	732,146
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
3,500,000	5.000	05/01/2042	3,384,979
4,250,000	5.000	05/01/2053	3,979,613
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
1,880,000	4.000	05/01/2052	1,532,542
Balm Grove Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,575,000	4.000	11/01/2042	1,362,586
1,575,000	4.125	11/01/2051	1,314,336
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
215,000	4.500	11/01/2025	216,587
955,000	5.000	11/01/2036	949,194
1,055,000	5.000	11/01/2048	1,020,109

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR\NR)
$2,160,000	4.000%	05/01/2053	$ 1,753,388
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(a)
705,000	3.500	05/01/2041	559,117
775,000	4.000	05/01/2051	634,476
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
1,840,000	4.250	05/01/2029	1,893,546
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
905,000	5.000	05/01/2035	905,679
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
890,000	3.750	05/01/2031	849,938
1,025,000	4.000	05/01/2037	981,033
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
1,610,000	4.250	05/01/2031	1,614,533
2,810,000	4.250	05/01/2037	2,729,580
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(a)
1,300,000	6.375	11/01/2049	1,302,108
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
465,000	6.000	11/01/2027	498,734
490,000	3.750	11/01/2031	460,971
2,975,000	6.500	11/01/2043	3,324,688
1,495,000	4.125	11/01/2046	1,324,445
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000	05/01/2040	920,863
1,630,000	4.000	05/01/2051	1,334,447
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	815,979
1,000,000	6.500	11/01/2043	1,069,911
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625	12/15/2040	1,048,586
1,000,000	4.000	12/15/2050	821,049
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625	05/01/2041	997,992
1,500,000	4.000	05/01/2051	1,226,801
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
400,000	4.100	05/01/2026	399,001
1,680,000	4.700	05/01/2036	1,636,236
3,200,000	4.875	05/01/2047	3,059,994

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$325,000	3.750%	06/15/2040	$ 270,911
950,000	4.000	06/15/2050	781,330
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
975,000	5.625	06/15/2052	974,261
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	835,253
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500	05/01/2041	916,705
1,360,000	4.000	05/01/2051	1,114,044
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	461,841
1,590,000	4.000	05/01/2050	1,308,202
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
1,650,000	4.000	06/15/2052	1,344,304
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
6,370,000	5.750	05/01/2035	6,473,208
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,610,000	4.000	05/01/2052	1,312,464
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.150	05/01/2041	758,826
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
210,000	3.875	11/01/2023	208,488
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	885,698
1,350,000	4.000	12/15/2049	1,113,356
Capital Trust Agency Educational Facilities RB Series 2021A (NR/NR)(a)
2,210,000	5.000	12/01/2056	1,741,350
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
31,390,000	5.875	07/01/2054	28,251,000
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(a)
61,455,000	5.250	12/01/2058	57,419,846
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(a)
595,000	4.000	07/01/2056	429,939
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(a)
3,030,000	5.000	06/01/2056	2,672,049

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(a)
$1,155,000	5.000%	12/15/2049	$ 1,097,144
1,075,000	5.000	12/15/2054	1,008,783
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
275,000	5.000	08/01/2040	282,730
750,000	5.000	08/01/2055	756,949
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(a)
2,025,000	5.250	12/01/2043	1,969,102
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
150,000	4.000	05/01/2024	150,201
495,000	5.125	05/01/2038	490,936
1,000,000	5.250	05/01/2049	982,869
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
850,000	4.000	05/01/2051	695,623
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	372,953
500,000	4.500	12/15/2032	489,158
975,000	4.700	12/15/2037	951,955
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A)
215,000	3.875	11/01/2022	215,346
25,000	4.000	11/01/2023	25,038
1,705,000	4.500	11/01/2031	1,706,079
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	3.750	05/01/2040	525,531
705,000	4.000	05/01/2050	580,052
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350	05/01/2041	633,140
1,165,000	4.000	05/01/2051	954,310
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(a)
730,000	3.375	05/01/2041	575,626
1,055,000	4.000	05/01/2052	873,662
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,720,000	3.700	05/01/2040	1,420,232
3,010,000	4.000	05/01/2051	2,464,224
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,321,575
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,055,000	4.000	05/01/2052	859,415
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(a)
3,750,000	4.000	10/01/2051	2,772,351

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(a)
$800,000	5.500%	10/01/2036	$ 805,066
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(a)
5,900,000	5.000	10/01/2049	5,554,930
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,750,000	4.000	10/01/2034	1,789,655
City of Gainsville Variable Rate Utility System RB 2012 Series B (NR/Aa3)(f)
11,345,000	0.370	10/01/2042	11,345,000
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
5,000,000	5.000	11/01/2050	5,196,833
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
975,000	5.250	06/01/2052	962,013
1,750,000	5.375	06/01/2057	1,732,392
1,375,000	5.625	06/01/2062	1,382,381
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
1,495,000	4.000	07/01/2045	1,411,390
1,740,000	5.000	07/01/2050	1,813,830
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000	01/01/2037	473,672
1,725,000	5.000	01/01/2047	1,627,397
1,615,000	5.000	01/01/2052	1,504,481
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(b)
25,620,000	0.000	05/01/2046	23,353,785
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (NR/NR)
2,350,000	5.000	05/01/2026	2,462,346
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(a)
500,000	4.750	06/15/2039	485,590
1,000,000	5.000	06/15/2049	956,116
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)(a)(e)
900,000	5.750	05/01/2052	938,247
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
2,990,000	3.500	05/01/2032	2,829,408
1,500,000	3.625	05/01/2035	1,404,248
1,750,000	3.750	05/01/2046	1,554,021
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000	05/01/2011	40

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
$1,030,000	5.850%	05/01/2035	$ 976,290
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)*(d)
2,939,931	0.000	05/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
135,000	3.875	11/01/2024	133,215
270,000	4.000	11/01/2029	262,300
500,000	4.750	11/01/2038	487,325
1,000,000	5.000	11/01/2049	944,547
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	375,768
1,000,000	4.250	12/15/2049	860,338
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000	05/01/2040	471,328
760,000	4.000	05/01/2050	625,304
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
2,200,000	5.125	11/01/2050	2,055,216
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
782,000	4.000	05/01/2031	754,789
1,407,000	4.250	05/01/2038	1,317,910
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
940,000	3.750	05/01/2029	943,400
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
4,310,000	4.000	09/01/2044	3,953,250
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750	08/15/2050	3,691,839
2,000,000	5.750	08/15/2055	1,811,830
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
1,610,000	4.000	10/01/2054	1,378,605
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/BBB)
500,000	4.000	05/01/2038	477,320
1,175,000	4.125	05/01/2048	1,102,803
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,570,000	4.700	11/01/2039	1,518,584
2,495,000	4.750	11/01/2049	2,327,884
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(a)
175,000	3.625	11/01/2040	142,631
375,000	4.000	11/01/2050	308,008

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
$3,845,000	4.750%	05/01/2053	$ 3,497,470
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,675,000	4.500	05/01/2052	1,487,484
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,825,000	5.125	05/01/2052	1,797,435
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000	05/01/2051	818,679
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(a)
1,175,000	3.800	05/01/2050	926,265
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
525,000	4.000	06/15/2040	461,566
1,500,000	4.000	06/15/2050	1,232,449
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(a)
1,175,000	3.875	05/01/2040	1,005,880
1,210,000	4.000	05/01/2051	990,601
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
570,000	5.000	05/01/2042	543,085
1,150,000	5.125	05/01/2052	1,084,639
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,170,000	5.125	11/01/2048	3,096,338
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,580,000	5.400	05/01/2039	1,546,512
2,645,000	5.500	05/01/2044	2,580,323
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,655,000	5.400	05/01/2049	2,629,213
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
775,000	4.000	05/01/2051	631,565
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	4.750	12/15/2038	973,790
2,995,000	5.000	12/15/2048	2,869,403
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
3,090,000	3.750	05/01/2034	3,109,631
4,260,000	4.000	05/01/2037	4,303,119
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,035,000	3.375	05/01/2041	818,033
700,000	4.000	05/01/2051	577,450

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)(e)
$2,555,000	5.375%	05/01/2052	$ 2,578,068
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(a)
950,000	4.125	05/01/2040	851,965
3,785,000	4.125	05/01/2051	3,168,802
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
785,000	4.000	05/01/2051	643,033
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
980,000	3.250	05/01/2041	749,627
750,000	4.000	05/01/2051	614,009
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	5.000	11/01/2048	967,387
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	485,030
920,000	5.000	11/01/2049	877,775
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
805,000	4.000	05/01/2042	697,126
1,490,000	4.125	05/01/2052	1,240,698
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000	05/01/2040	167,556
500,000	4.125	05/01/2051	417,859
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600	05/01/2041	1,162,508
2,675,000	4.000	05/01/2051	2,189,967
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
1,975,000	4.000	05/01/2042	1,713,017
6,720,000	4.000	05/01/2052	5,474,187
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,145,000	4.000	05/01/2051	937,387
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,100,000	4.000	05/01/2052	896,515
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR)
1,400,000	4.000	11/01/2051	1,144,262
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
455,000	3.500	05/01/2041	361,135
1,135,000	4.000	05/01/2051	929,201
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
12,710,000	4.000	08/15/2045	11,415,891

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A2/AA)
$4,745,000	3.000%	08/15/2050	$ 3,464,232
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	866,636
3,560,000	4.125	11/01/2050	2,989,506
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
115,000	4.000	11/01/2040	101,181
1,780,000	4.125	11/01/2050	1,494,753
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
685,000	6.375	11/01/2026	716,506
3,235,000	7.000	11/01/2045	3,466,003
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
855,000	5.250	11/01/2035	861,415
1,305,000	5.375	11/01/2046	1,309,192
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,245,000	5.000	11/01/2039	1,217,921
1,800,000	5.125	11/01/2049	1,732,165
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,445,000	3.375	05/01/2041	1,127,180
5,645,000	4.000	05/01/2052	4,598,633
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,475,000	5.000	05/01/2035	2,494,881
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	163,004
500,000	4.200	05/01/2050	425,783
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
1,465,000	4.375	05/01/2034	1,466,003
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000	11/01/2041	980,898
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(f)(g)
1,160,000	6.250	01/01/2024	1,148,205
14,940,000	6.375	01/01/2026	14,560,980
34,195,000	6.500	01/01/2029	32,698,709
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(a)
5,000,000	5.500	07/01/2052	4,582,885
3,825,000	5.625	07/01/2056	3,509,717

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(a)
$1,650,000	5.000%	06/01/2040	$ 1,569,317
2,595,000	5.000	06/01/2055	2,344,050
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(a)
4,650,000	5.000	12/15/2049	4,657,769
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(a)
2,005,000	5.250	06/01/2050	1,917,298
3,560,000	5.250	06/01/2055	3,368,346
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000	07/01/2045	508,454
800,000	4.000	07/01/2055	639,831
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000	06/01/2040	780,362
1,850,000	5.000	06/01/2050	1,658,202
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(a)
13,530,000	7.375	01/01/2049	13,512,604
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,875,000	5.000	06/01/2051	1,531,122
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(a)
830,000	4.000	06/30/2046	655,899
2,580,000	4.000	06/30/2056	1,901,532
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(a)
1,190,000	4.000	06/01/2055	875,536
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-1 (NR/NR)(a)
735,000	2.375	06/01/2027	666,916
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(a)
2,085,000	5.000	09/15/2050	2,047,725
Florida Development Finance Corp. RB Series 2021A-1 (NR\NR)(a)(f)
29,000,000	6.750	08/15/2023	28,664,174
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(a)
1,750,000	4.750	06/01/2038	1,689,278
3,000,000	5.000	06/01/2048	2,902,555
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
2,580,000	5.000	03/01/2044	2,519,791
5,805,000	5.000	03/01/2049	5,581,518

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
$6,060,000	5.000%	03/01/2047	$ 6,102,462
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	702,678
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125	11/01/2039	796,992
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
700,000	4.000	05/01/2031	682,486
1,000,000	4.125	05/01/2038	946,909
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250	11/01/2049	1,459,330
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	206,166
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,400,000	4.000	05/01/2052	1,150,394
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000	4.250	05/01/2040	1,002,150
1,375,000	4.500	05/01/2052	1,218,512
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,105,000	4.000	11/01/2051	903,673
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
750,000	4.000	05/01/2051	611,192
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,198,536
5,000,000	5.000	11/15/2036	5,023,101
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
3,540,000	5.000	10/01/2047	3,663,533
Grove Resort Community Development District Special Assessment RB Series 2022 (NR\NR)
585,000	4.000	05/01/2052	476,889
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
3,000,000	4.375	11/01/2049	2,636,060
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,515,000	4.500	05/01/2036	1,457,204
2,275,000	4.625	05/01/2046	2,103,249
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
670,000	4.700	05/01/2042	629,607
2,130,000	5.000	05/01/2052	1,987,863

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
$540,000	4.000%	05/01/2040	$ 475,152
860,000	4.000	05/01/2051	704,064
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375	05/01/2041	405,083
640,000	4.000	05/01/2051	523,955
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
920,000	3.750	05/01/2034	819,555
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,060,000	3.875	05/01/2039	1,795,874
1,400,000	4.100	05/01/2048	1,185,602
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(a)
1,725,000	4.000	05/01/2031	1,718,100
1,335,000	4.250	05/01/2035	1,327,950
1,810,000	4.250	05/01/2039	1,763,507
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	551,901
1,150,000	4.000	11/01/2051	948,903
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	178,041
500,000	4.250	11/01/2051	430,669
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
700,000	5.000	05/01/2034	703,863
2,170,000	5.125	05/01/2045	2,148,752
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
500,000	5.050	05/01/2031	506,961
500,000	5.150	05/01/2034	506,349
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,720,000	5.700	05/01/2036	1,724,757
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
2,200,000	4.200	05/01/2031	2,170,569
2,000,000	4.350	05/01/2036	1,949,318
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	391,098
665,000	4.000	05/01/2050	547,141
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(a)
1,000,000	4.875	12/15/2038	982,001
1,000,000	5.000	12/15/2048	955,617

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
$1,000,000	4.250%	05/01/2031	$ 1,000,167
2,150,000	4.250	05/01/2036	2,073,707
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
590,000	4.375	11/01/2050	516,427
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,251,376
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(a)
1,065,000	4.000	05/01/2040	939,194
2,375,000	4.000	05/01/2050	1,954,844
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	173,987
520,000	5.000	11/01/2050	495,813
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(a)
430,000	5.125	11/01/2049	413,059
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (NR/A-)
2,500,000	4.125	05/01/2035	2,480,580
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
985,000	5.000	11/01/2047	937,743
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125	05/01/2041	714,122
2,605,000	4.000	05/01/2051	2,132,659
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500	05/01/2040	237,235
470,000	3.750	05/01/2050	370,808
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	1,933,918
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,180,412
1,060,000	4.000	06/15/2050	872,413
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	4.000	06/15/2051	572,908
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100	05/01/2051	220,354
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300	05/01/2051	276,234

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
$900,000	4.125%	05/01/2031	$ 827,382
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625	05/01/2041	257,583
500,000	4.000	05/01/2052	405,661
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
600,000	4.000	05/01/2040	529,023
1,900,000	4.000	05/01/2050	1,563,259
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200	05/01/2030	462,277
525,000	3.750	05/01/2040	437,222
670,000	3.900	05/01/2050	535,804
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(a)
1,085,000	3.625	05/01/2040	890,200
2,500,000	3.875	05/01/2051	1,978,066
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	212,148
575,000	4.000	05/01/2049	474,875
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
1,275,000	4.000	05/01/2050	1,044,756
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
1,735,000	6.700	05/01/2033	1,758,170
4,710,000	7.000	05/01/2043	4,776,156
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,295,000	5.600	05/01/2044	6,333,197
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	494,696
1,615,000	4.500	05/01/2049	1,449,769
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(a)
1,000,000	5.000	05/01/2037	994,755
2,365,000	5.125	05/01/2047	2,319,887
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(a)
575,000	3.750	05/01/2039	485,775
555,000	4.000	05/01/2049	458,358
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
690,000	4.400	05/01/2039	644,082
795,000	4.500	05/01/2049	713,664
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
1,125,000	4.625	05/01/2027	1,136,114
2,500,000	5.250	05/01/2037	2,512,483
5,815,000	5.375	05/01/2047	5,772,768

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
$1,175,000	5.000%	05/01/2038	$ 1,157,603
2,545,000	5.100	05/01/2048	2,476,787
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	3,724,095
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
925,000	4.250	05/01/2026	927,074
5,215,000	5.000	05/01/2036	5,211,722
13,120,000	5.125	05/01/2046	12,861,429
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
1,735,000	2.500	05/01/2033	1,440,589
1,685,000	2.625	05/01/2037	1,341,007
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
585,000	4.000	05/01/2052	476,548
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(a)
2,100,000	3.750	05/01/2040	1,746,490
1,250,000	4.000	05/01/2050	1,028,460
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000	3.125	05/01/2041	485,763
925,000	4.000	05/01/2051	757,278
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,122,107
2,250,000	4.875	05/01/2049	2,140,951
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
1,930,000	3.000	05/01/2035	1,643,793
1,990,000	3.000	05/01/2038	1,635,256
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	578,065
895,000	4.000	05/01/2038	801,513
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
450,000	5.000	05/01/2042	429,278
1,400,000	5.125	05/01/2052	1,322,383
Lee County IDA Healthcare Facilities RB for Cypress Cover at Healthpark Project Series 2022A Tax Exempt Fixed Rate Bonds (NR/NR)
955,000	5.250	10/01/2052	895,907
4,250,000	5.250	10/01/2057	3,912,222

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
$1,430,000	4.000%	05/01/2031	$ 1,414,871
1,860,000	4.000	05/01/2036	1,798,594
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400	05/01/2040	1,494,311
2,840,000	4.600	05/01/2051	2,579,205
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	959,474
1,775,000	5.125	05/01/2049	1,723,247
Longleaf Community Development District (NR/NR)
1,109,000	5.375	05/01/2030	1,085,046
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
2,940,000	5.400	05/01/2030	2,620,866
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	3,126,785
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
2,650,000	3.250	05/01/2031	2,271,251
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
835,000	3.450	05/01/2041	663,609
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625	05/01/2039	819,828
1,340,000	4.750	05/01/2050	1,247,884
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,755,000	4.000	06/15/2039	1,555,973
2,920,000	4.375	06/15/2049	2,565,918
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,650,000	5.000	05/01/2032	1,642,899
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
2,800,000	5.125	11/01/2038	2,812,032
4,750,000	5.250	11/01/2049	4,675,118
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)*
880,000	5.250	05/01/2015	21,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)*
1,380,000	6.150	11/01/2014	33,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
500,000	7.250	05/01/2035	512,048
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)*
1,075,000	5.250	05/01/2015	25,800

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$530,000	3.750%	05/01/2052	$ 403,730
900,000	4.000	05/01/2052	733,150
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	982,186
1,700,000	5.000	05/01/2048	1,644,268
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (Baa1/NR)
1,500,000	5.000	11/15/2039	1,524,998
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(a)
1,165,000	5.000	03/01/2030	1,189,496
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
315,000	4.000	11/01/2023	315,708
600,000	4.750	11/01/2027	612,539
4,000,000	5.125	11/01/2039	4,052,335
4,135,000	5.250	11/01/2049	4,151,812
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(a)
1,585,000	5.250	07/01/2052	1,458,589
2,000,000	5.500	07/01/2061	1,838,745
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,457,934
3,515,000	5.000	05/01/2037	3,518,218
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
2,925,000	3.250	05/01/2032	2,457,826
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,875,000	3.500	05/01/2041	1,471,964
2,455,000	4.000	05/01/2051	2,004,722
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,090,000	5.600	05/01/2042	1,096,449
1,725,000	5.750	05/01/2053	1,735,126
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,550,000	5.000	05/01/2028	1,567,715
1,200,000	5.000	05/01/2035	1,193,717
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (NR/AA)
1,820,000	3.500	05/01/2036	1,804,257
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	746,538
1,230,000	5.625	11/01/2045	1,242,065
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,185,000	5.125	11/01/2048	1,150,908

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$1,250,000	3.875%	05/01/2041	$ 1,013,331
2,250,000	4.125	05/01/2052	1,870,105
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(a)
815,000	3.500	05/01/2038	716,798
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(a)
30,000	3.500	05/01/2031	26,538
100,000	4.000	05/01/2038	89,531
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
3,260,000	5.000	05/01/2013	33
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375	11/01/2041	926,825
2,350,000	4.000	11/01/2051	1,922,446
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(a)
1,800,000	5.625	05/01/2052	1,722,245
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
470,000	3.625	05/01/2040	383,646
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (NR/A)
3,000,000	5.000	10/01/2049	3,272,905
6,580,000	5.000	10/01/2054	7,084,170
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
345,000	4.000	06/15/2040	304,083
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,160,839
3,625,000	5.000	05/01/2049	3,506,164
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,680,000	5.000	04/01/2024	1,694,402
1,765,000	5.000	04/01/2025	1,766,613
1,005,000	5.000	04/01/2026	1,005,843
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	741,034
905,000	4.000	05/01/2050	744,605
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,680,000	5.375	11/01/2038	1,679,950
3,300,000	5.500	11/01/2049	3,281,445
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
410,000	4.000	05/01/2051	334,118
Palm Beach County Health Facilities Authority Hospital RB for Jupiter Medical Center Project 2022 Series A (BBB-/NR)(e)
1,700,000	5.000	11/01/2047	1,724,723
2,575,000	5.000	11/01/2052	2,601,860

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
$2,700,000	4.000%	05/15/2053	$ 2,002,344
2,175,000	5.000	05/15/2053	2,011,152
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
1,650,000	4.000	06/01/2036	1,431,920
2,200,000	4.250	06/01/2056	1,739,957
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	1,018,211
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
400,000	4.000	11/01/2038	381,912
3,290,000	4.200	11/01/2048	3,085,021
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
3,155,000	3.750	05/01/2031	3,015,928
2,040,000	4.000	05/01/2036	1,972,652
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
595,000	4.000	05/01/2027	592,141
2,380,000	5.000	05/01/2039	2,380,821
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (NR/AA)
530,000	4.125	05/01/2035	541,423
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	1,842,777
5,095,000	5.375	05/01/2050	4,976,708
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
440,000	5.500	11/01/2032	436,790
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	654,943
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000	4.700	05/01/2049	2,199,755
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
800,000	4.375	05/01/2031	773,037
1,065,000	4.500	05/01/2034	1,022,663
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	625,040
1,370,000	4.000	05/01/2052	1,116,817
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
1,400,000	4.000	05/01/2052	1,135,851
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
3,190,000	4.375	05/01/2036	3,091,852

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)(a)
$1,000,000	3.250%	12/15/2041	$ 763,052
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000	3.300	05/01/2030	570,355
695,000	3.750	05/01/2037	588,270
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,279,878
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625	05/01/2040	453,405
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,915,000	3.500	05/01/2037	1,586,040
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,795,000	4.750	05/01/2033	2,800,285
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,028,071
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	221,115
1,205,000	4.000	11/01/2050	990,435
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500	05/01/2041	593,667
1,000,000	4.000	05/01/2051	819,099
Reunion East Community Development District (NR/NR)*
2,170,000	7.200	05/01/2022	22
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
1,935,000	5.000	05/01/2025	1,995,112
6,825,000	5.000	05/01/2033	6,968,487
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	444,031
1,520,000	4.625	05/01/2050	1,388,653
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500	05/01/2040	785,136
825,000	4.750	05/01/2050	777,992
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,000,000	4.000	05/01/2052	821,710
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
850,000	5.375	05/01/2042	834,686
2,150,000	5.500	05/01/2052	2,097,515

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
$1,000,000	3.375%	05/01/2041	$ 786,002
2,400,000	4.000	05/01/2051	1,964,830
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	846,761
1,000,000	3.875	05/01/2051	794,613
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350	05/01/2051	955,086
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
1,140,000	4.250	11/01/2035	1,016,525
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,040,000	3.500	05/01/2041	815,239
910,000	4.000	05/01/2051	744,259
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
775,000	3.500	05/01/2041	609,649
905,000	4.000	05/01/2051	740,170
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR\NR)
2,435,000	3.450	05/01/2042	1,924,420
2,200,000	4.000	05/01/2052	1,782,054
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
650,000	4.000	11/01/2051	530,734
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000	06/15/2040	282,049
780,000	4.000	06/15/2050	641,513
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,315,000	4.000	12/15/2051	1,074,142
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
1,410,000	4.125	06/15/2039	1,274,577
2,280,000	4.250	06/15/2049	1,967,857
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
700,000	4.000	11/01/2051	571,731
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
230,000	2.625	05/01/2025	218,235
375,000	3.125	05/01/2030	328,547
980,000	3.625	05/01/2040	810,130
950,000	3.750	05/01/2050	743,607
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (NR/A1)
4,350,000	4.000	07/01/2048	4,081,652

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$2,880,000	4.125%	05/01/2041	$ 2,564,787
2,555,000	4.250	05/01/2053	2,180,895
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750	05/01/2040	503,979
1,250,000	4.000	05/01/2051	1,018,653
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,585,000	4.500	05/01/2042	1,459,711
3,155,000	4.625	05/01/2053	2,832,483
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)(a)
315,000	4.000	06/15/2036	279,556
425,000	4.000	06/15/2041	361,255
1,195,000	4.000	06/15/2051	942,629
1,105,000	4.000	06/15/2056	843,123
Seminole Improvement District Utilities RB Series 2022 (NR/NR)(e)
900,000	5.300	10/01/2037	900,000
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,200,000	5.250	11/01/2039	2,177,495
2,815,000	5.375	11/01/2049	2,769,397
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,800,000	5.250	11/01/2049	3,708,154
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	3,881,318
Siena North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
650,000	4.000	06/15/2052	529,312
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR\NR)
3,150,000	4.000	06/15/2052	2,578,605
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
1,800,000	4.000	05/01/2052	1,460,380
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
655,000	4.000	05/01/2052	531,416
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
1,325,000	3.500	05/01/2041	1,033,884
1,125,000	4.000	05/01/2051	916,556
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	277,467
950,000	4.250	11/01/2050	814,852
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(a)
2,100,000	5.125	11/01/2039	2,060,851
3,480,000	5.250	11/01/2049	3,405,598

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
$1,310,000	5.000%	05/01/2038	$ 1,294,279
2,505,000	5.375	05/01/2049	2,482,305
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
1,345,000	4.250	11/01/2037	1,278,434
330,000	4.125	11/01/2040	311,537
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A)
770,000	3.500	05/01/2032	728,644
485,000	3.625	05/01/2035	455,567
1,695,000	3.750	05/01/2038	1,560,266
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
190,000	4.350	05/01/2026	190,895
475,000	4.875	05/01/2035	471,485
95,000	5.000	05/01/2038	95,074
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,038,835
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
1,350,000	3.125	05/01/2041	1,002,519
940,000	4.000	05/01/2048	780,633
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
365,000	3.600	05/01/2034	317,624
600,000	4.000	05/01/2043	515,902
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
435,000	4.300	05/01/2040	398,848
250,000	4.500	05/01/2046	226,878
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)*
3,395,000	5.800	05/01/2035	3,167,264
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)*
2,640,000	5.800	05/01/2035	1,822,084
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
145,000	3.750	05/01/2024	143,879
425,000	4.375	05/01/2029	423,822
1,000,000	5.000	05/01/2039	980,557
1,750,000	5.250	05/01/2049	1,718,735
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
1,245,000	5.125	11/01/2037	1,236,425
1,785,000	5.250	11/01/2047	1,757,824
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,030,000	4.800	05/01/2035	838,193

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
$700,000	4.000%	12/15/2041	$ 552,133
475,000	4.000	12/15/2046	355,952
700,000	4.000	12/15/2050	509,313
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000	08/01/2055	7,483,089
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
2,220,000	4.000	05/01/2052	1,808,437
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
418,112	5.500	11/01/2010	225,781
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(a)
625,000	3.500	06/15/2041	499,148
1,650,000	4.000	06/15/2051	1,350,326
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,150,000	5.000	05/01/2034	2,155,000
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(a)
900,000	4.000	11/01/2051	735,597
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,039,350
2,600,000	4.625	06/15/2049	2,377,729
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	1,769,511
3,495,000	5.500	11/01/2044	3,528,235
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,473,405
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,500,000	3.750	12/15/2050	1,162,624
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	372,703
860,000	4.125	12/15/2049	727,616
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)(a)(e)
575,000	5.200	06/15/2042	577,629
925,000	5.375	06/15/2052	929,192
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,000,000	4.000	06/15/2052	851,057

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(a)
$325,000	3.300%	06/15/2041	$ 251,538
575,000	4.000	06/15/2051	470,568
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(a)
400,000	3.750	06/15/2029	378,025
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
925,000	4.000	05/01/2052	749,959
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
910,000	3.750	05/01/2040	754,666
1,205,000	4.000	05/01/2050	991,966
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
510,000	3.400	05/01/2041	393,377
350,000	4.000	05/01/2051	285,172
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	596,578
875,000	4.000	05/01/2051	716,702
Sunbridge Stewardship District Special Assessment RB Series 2022 (NR/NR)(a)
1,550,000	5.500	05/01/2052	1,563,919
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,630,000	4.000	05/01/2038	1,496,609
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
785,000	3.750	05/01/2026	765,777
1,550,000	4.000	05/01/2033	1,446,194
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,379,368
2,350,000	6.000	11/01/2044	2,385,620
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375	05/01/2041	560,395
635,000	4.000	05/01/2051	519,865
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A2/A+)
2,050,000	5.000	07/01/2048	2,188,489
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
360,000	4.250	05/01/2026	360,885
1,110,000	4.800	05/01/2036	1,095,258
1,715,000	5.000	05/01/2046	1,659,674
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR\NR)
3,250,000	4.000	06/15/2042	2,816,528
6,000,000	4.000	06/15/2052	4,885,961

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
$2,050,000	3.300%	12/15/2041	$ 1,581,031
1,875,000	4.000	12/15/2051	1,532,353
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	880,002
1,000,000	4.000	06/15/2050	822,453
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
690,000	3.375	05/01/2032	649,882
1,345,000	3.600	05/01/2037	1,249,353
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
615,000	4.000	05/01/2051	503,777
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,630,000	3.500	05/01/2032	1,633,727
1,760,000	3.750	05/01/2040	1,724,322
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(a)
375,000	5.625	05/01/2040	379,544
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	300,869
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,160,000	4.250	05/01/2037	1,078,822
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(a)
8,310,000	4.400	05/01/2040	7,725,841
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
265,000	5.750	11/01/2027	274,307
1,955,000	6.250	11/01/2044	2,058,469
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,650,000	5.375	11/01/2039	2,661,248
5,390,000	5.500	11/01/2049	5,385,270
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,560,000	4.625	06/15/2038	1,502,892
2,440,000	4.750	06/15/2048	2,283,914
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	483,913
1,145,000	4.125	12/15/2049	965,447
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
13,300,000	5.000	04/01/2048	13,960,755

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
$1,085,000	4.625%	05/01/2050	$ 990,163
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(a)
525,000	3.625	05/01/2040	426,393
1,000,000	4.000	05/01/2051	818,679
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,700,000	3.000	05/01/2041	1,260,426
1,300,000	4.000	05/01/2052	1,058,995
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(a)
1,000,000	5.375	11/01/2049	976,885
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(a)
875,000	3.750	05/01/2040	720,361
750,000	4.000	05/01/2051	613,354
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500	11/01/2041	550,682
700,000	4.000	11/01/2050	574,949
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,105,000	5.250	11/01/2027	1,120,642
2,735,000	6.125	11/01/2046	2,790,944
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(a)
785,000	4.700	11/01/2029	787,202
1,525,000	5.125	11/01/2038	1,498,560
2,170,000	5.375	11/01/2048	2,117,590
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	958,863
1,995,000	4.750	05/01/2050	1,855,096
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(a)
4,625,000	4.750	11/01/2048	4,329,322
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,176,887
1,850,000	5.125	11/01/2049	1,788,379
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
1,340,000	4.000	11/01/2027	1,327,282
3,160,000	4.625	11/01/2037	3,061,545
2,790,000	4.750	11/01/2047	2,618,595
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
1,695,000	4.000	11/01/2040	1,491,399
900,000	4.000	11/01/2050	739,922
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,425,000	5.625	11/01/2045	2,446,199

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
$1,400,000	4.000%	05/01/2052	$ 1,139,462
Tuckers Pointe Community Development District Special Assessment Revenue Note Series 2022 (NR\NR)
4,200,000	3.625	05/01/2032	3,618,486
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
2,245,000	4.375	05/01/2035	2,240,842
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,700,000	3.500	05/01/2032	1,615,620
2,545,000	3.625	05/01/2037	2,366,535
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	601,320
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	1,947,574
3,505,000	4.000	12/15/2049	2,888,331
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(a)
395,000	3.250	12/15/2022	394,193
2,000,000	4.000	12/15/2028	1,975,839
1,000,000	5.000	12/15/2032	1,002,875
1,705,000	5.000	12/15/2037	1,682,400
5,330,000	5.000	12/15/2047	5,164,073
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,850,000	5.250	05/01/2052	1,766,799
Two Rivers West Community Development District Special Assessment Bond Anticipation Note Series 2022 (NR\NR)
1,700,000	3.000	01/15/2023	1,688,426
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(a)
2,420,000	5.500	11/01/2047	2,426,322
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375	05/01/2045	2,460,543
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
1,400,000	4.000	05/01/2051	1,146,151
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
2,760,000	4.000	05/01/2052	2,239,249
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
370,000	6.000	11/01/2027	389,467
2,050,000	6.500	11/01/2043	2,277,662
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
530,000	6.375	11/01/2027	546,800
2,295,000	7.125	11/01/2044	2,406,094

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
$140,000	4.000%	05/01/2024	$ 140,084
4,655,000	5.125	05/01/2049	4,503,966
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	981,616
1,700,000	5.125	11/01/2049	1,657,344
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	961,984
1,600,000	5.125	11/01/2049	1,559,853
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
1,265,000	5.875	11/01/2032	1,278,773
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(a)
350,000	3.600	05/01/2041	280,073
470,000	4.000	05/01/2051	385,000
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(a)
580,000	3.600	05/01/2041	464,121
940,000	4.000	05/01/2051	770,001
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,995,000	3.750	05/01/2026	1,940,292
4,360,000	4.000	05/01/2031	4,114,286
1,700,000	4.125	05/01/2034	1,589,851
1,000,000	4.250	05/01/2037	930,013
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(a)
1,980,000	4.000	05/01/2031	1,908,819
2,940,000	4.000	05/01/2037	2,810,800
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
735,000	5.125	11/01/2035	733,381
990,000	5.250	11/01/2046	970,077
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
750,000	3.375	05/01/2041	590,679
1,700,000	4.000	05/01/2051	1,391,754
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	233,696
1,700,000	4.000	05/01/2050	1,398,825
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	326,293
2,015,000	4.000	05/01/2050	1,657,878
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	233,696
1,740,000	4.000	05/01/2050	1,431,617

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
$1,625,000	2.600%	05/01/2034	$ 1,312,408
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
1,630,000	3.125	05/01/2041	1,228,227
1,590,000	4.000	05/01/2053	1,291,834
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	860,435
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
3,905,000	6.000	05/01/2044	3,959,370
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(a)
6,815,000	4.375	05/01/2050	6,628,119
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,675,000	3.700	05/01/2050	7,821,796
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(a)
4,200,000	3.250	05/01/2040	3,364,764
9,325,000	3.500	05/01/2051	7,177,387
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (NR/NR)
1,340,000	4.000	05/01/2033	1,295,790
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (NR/NR)
1,095,000	4.000	05/01/2034	1,057,583
Village Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
5,350,000	3.250	05/01/2052	3,966,733
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
1,150,000	5.250	05/01/2053	1,110,760
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
1,130,000	4.000	05/01/2052	927,053
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	4.625	05/01/2039	848,594
1,360,000	4.875	05/01/2050	1,289,867
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750	05/01/2040	460,249
1,000,000	4.000	05/01/2051	818,679
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
1,000,000	3.750	11/01/2031	949,365
1,000,000	4.000	11/01/2036	955,277
1,300,000	4.125	11/01/2046	1,212,753
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,560,000	5.500	05/01/2034	2,579,174
3,815,000	5.750	05/01/2044	3,846,097

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
$4,040,000	5.250%	05/01/2049	$ 3,965,560
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
3,230,000	4.200	05/01/2036	3,092,618
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
270,000	4.000	11/01/2024	269,928
1,640,000	5.125	11/01/2038	1,619,532
2,800,000	5.250	11/01/2049	2,744,055
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,212,927
1,945,000	5.500	11/01/2045	1,949,442
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,045,612
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(a)
570,000	3.625	05/01/2041	456,428
1,545,000	4.000	05/01/2051	1,265,587
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400	05/01/2041	1,119,180
1,265,000	4.000	05/01/2051	1,031,368
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,277,400
3,790,000	5.000	05/01/2050	3,635,880
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
1,855,000	4.000	05/01/2051	1,531,744
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(a)
480,000	5.000	05/01/2038	473,599
600,000	5.200	05/01/2048	588,165
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	949,275
1,590,000	4.850	05/01/2049	1,505,624
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(a)
800,000	4.100	05/01/2037	731,493
795,000	4.125	05/01/2038	723,165
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,176,668
2,000,000	5.200	05/01/2050	1,928,649

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
$1,650,000	4.000%	05/01/2052	$ 1,351,158
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,175,000	4.000	05/01/2052	953,304
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	909,630
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
330,000	4.375	11/01/2025	331,960
1,770,000	5.000	11/01/2045	1,710,250
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,260,000	4.250	05/01/2052	1,072,809
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
1,600,000	4.400	11/01/2035	1,481,487
625,000	4.250	05/01/2040	569,403
500,000	4.500	05/01/2051	442,550
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
380,000	5.375	05/01/2035	383,990
3,025,000	5.625	05/01/2045	3,052,643
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	777,386
1,445,000	5.000	05/01/2047	1,409,185
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700	05/01/2040	1,310,594
1,960,000	3.875	05/01/2050	1,548,544
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
585,000	3.375	05/01/2041	456,833
915,000	4.000	05/01/2051	761,348

			1,365,808,574

Georgia – 1.2%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A1/A)
1,500,000	5.250	07/01/2040	1,574,788
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A2/A-)
1,000,000	4.000	07/01/2040	1,001,420
Burke County Development Authority Pollution Control RB Fifth Series 1995 (BBB+/A-2/A-)
1,875,000	2.200	10/01/2032	1,743,770
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125	03/01/2052	639,706

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
$7,695,000	4.000%	01/01/2054	$ 6,396,820
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)(a)
940,000	3.625	01/01/2031	829,304
940,000	5.000	01/01/2036	888,714
1,880,000	5.000	01/01/2054	1,608,477
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
6,650,000	5.000	05/15/2043	6,879,025
24,850,000	5.000	05/15/2049	26,142,463
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR\BBB-)(a)(f)(g)
20,740,000	4.000	11/01/2027	20,398,059
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
2,200,000	5.000	01/01/2034	2,336,398
6,000,000	5.000	01/01/2039	6,252,337
29,610,000	5.000	01/01/2049	30,485,428
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(a)
3,500,000	4.000	01/01/2038	3,189,288

			110,365,997

Guam – 0.6%
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (AGM) (Baa2/NR)
1,265,000	6.125	10/01/2043	1,315,141
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (Baa2/NR)(g)
2,560,000	6.375	10/01/2023	2,673,999
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,500,000	3.839	10/01/2036	1,321,315
1,925,000	4.460	10/01/2043	1,664,928
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
6,240,000	5.000	02/01/2040	6,218,803
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
500,000	5.000	12/01/2031	530,192
4,515,000	5.000	12/01/2046	4,700,124
Guam Government RB Refunding Series 2021 F (Ba1/NR)
9,975,000	4.000	01/01/2042	8,800,891
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
9,675,000	5.000	01/01/2046	10,012,068
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
9,810,000	5.000	01/01/2050	10,226,249
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
1,165,000	5.000	07/01/2033	1,224,486
960,000	5.000	07/01/2035	1,007,073
1,920,000	5.000	07/01/2036	2,012,829
1,365,000	5.000	07/01/2037	1,429,542

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Port Authority of Guam RB Series 2018 A (Baa2/A)
$2,500,000	5.000%	07/01/2048	$ 2,635,945
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
1,350,000	5.000	11/01/2035	1,398,938
1,400,000	5.000	11/01/2040	1,435,140

			58,607,663

Hawaii – 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
12,170,000	3.200	07/01/2039	10,115,060
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	685,818
2,750,000	5.000	05/15/2049	2,778,682

			13,579,560

Illinois – 9.3%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
1,400,000	5.382	12/01/2023	1,412,199
5,440,000	5.482	12/01/2024	5,482,784
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000	04/01/2046	16,880,184
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
1,700,000	5.000	04/01/2042	1,713,844
1,625,000	5.000	04/01/2046	1,630,418
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(d)
4,415,000	0.000	12/01/2027	3,595,190
685,000	0.000	12/01/2028	531,977
9,125,000	0.000	12/01/2029	6,754,173
6,905,000	0.000	12/01/2030	4,862,988
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(d)
125,000	0.000	12/01/2029	92,523
775,000	0.000	12/01/2030	545,810
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB)(a)
5,500,000	7.000	12/01/2046	6,116,736
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(d)
22,095,000	0.000	12/01/2031	14,797,636
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL) (Baa2/BB)
5,000,000	5.500	12/01/2026	5,364,949
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
8,965,000	5.500	12/01/2029	10,029,879

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
$20,125,000	5.250%	12/01/2035	$ 20,381,374
10,410,000	5.250	12/01/2039	10,617,764
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba3/BB)
5,555,000	5.500	12/01/2030	6,256,627
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
13,525,000	6.038	12/01/2029	13,813,783
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba3/BB)
9,025,000	4.000	12/01/2035	8,513,669
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
54,375,000	7.000	12/01/2044	58,905,204
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
61,035,000	6.500	12/01/2046	65,911,391
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,250,000	5.000	12/01/2030	1,334,915
1,025,000	5.000	12/01/2031	1,090,841
1,000,000	5.000	12/01/2032	1,061,050
1,250,000	5.000	12/01/2034	1,320,634
1,000,000	5.000	12/01/2035	1,054,889
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
6,535,000	5.000	12/01/2029	7,021,465
1,000,000	5.000	12/01/2030	1,067,932
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)(d)
11,545,000	0.000	01/01/2032	7,448,308
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
1,800,000	5.500	01/01/2037	1,854,751
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
8,375,000	5.250	01/01/2033	8,514,007
6,295,000	5.000	01/01/2034	6,373,395
10,500,000	5.000	01/01/2036	10,621,734
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
3,145,000	7.517	01/01/2040	3,610,385
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000	5.500	01/01/2039	4,306,924
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
14,603,000	7.375	01/01/2033	16,484,966
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (Ba1/WR/BBB+)
3,775,000	5.500	01/01/2042	3,883,084
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (Ba1/WR/BBB+)
2,500,000	5.500	01/01/2042	2,571,579

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds Series 2012 B (Ba1/BBB+)
$6,615,000	5.432%	01/01/2042	$ 6,150,125
Chicago Illinois GO Refunding Bonds Series 2014 A (Ba1/BBB+)
7,255,000	5.000	01/01/2035	7,341,998
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000	5.000	01/01/2038	14,786,601
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
2,660,000	6.000	01/01/2038	2,855,517
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (NR/A)
11,630,000	4.000	01/01/2044	11,145,944
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (NR/A)
1,500,000	5.000	01/01/2039	1,549,259
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
1,950,000	5.250	01/01/2042	2,080,751
5,460,000	4.000	01/01/2052	5,348,833
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000	01/01/2041	2,444,044
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
915,000	3.750	07/01/2041	734,064
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,611,660
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (BB/NR)
6,270,000	5.000	12/01/2025	6,506,591
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (Ba1/WR/BBB+)
2,685,000	5.500	01/01/2037	2,766,670
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
485,000	5.000	01/01/2031	508,829
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
28,265,000	5.000	01/01/2044	28,924,694
20,105,000	5.500	01/01/2049	21,081,138
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
735,000	5.432	01/01/2042	751,013
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
7,350,000	6.314	01/01/2044	8,263,997
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,818,000	5.800	03/01/2037	1,612,290
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000	4.000	11/15/2047	2,476,836
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,166,000	5.625	03/01/2036	1,131,274

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Charter School RB Series 2021A (NR/NR)(a)
$2,250,000	5.000%	07/01/2051	$ 1,832,003
2,250,000	5.000	07/01/2056	1,797,479
Illinois Finance Authority Multifamily Housing RB Series 2018A-1 (NR/NR)*
653,503	5.000	12/01/2053	7
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
715,000	5.000	12/01/2034	762,257
920,000	5.000	12/01/2039	970,083
1,175,000	5.000	12/01/2044	1,225,237
Illinois Finance Authority RB for Lake Forest College Series 2022A (BBB-/NR)(e)
2,250,000	5.500	10/01/2047	2,265,780
1,925,000	5.250	10/01/2052	1,860,002
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(a)
12,425,000	6.125	04/01/2049	12,926,985
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
950,000	4.000	10/01/2040	862,707
950,000	4.000	10/01/2050	816,415
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,645,000	4.000	05/15/2027	1,647,643
2,825,000	5.000	05/15/2037	2,874,795
1,055,000	5.000	05/15/2047	1,061,717
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,500,000	4.000	09/01/2035	1,401,597
1,725,000	5.000	09/01/2036	1,779,413
2,000,000	4.000	09/01/2037	1,843,936
1,620,000	5.000	09/01/2038	1,663,947
2,000,000	4.000	09/01/2039	1,816,836
1,500,000	5.000	09/01/2040	1,535,313
1,500,000	4.000	09/01/2041	1,341,111
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
500,000	5.000	09/01/2036	515,486
3,470,000	5.000	09/01/2046	3,523,677
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
900,000	4.000	11/01/2051	772,529
700,000	4.000	11/01/2056	584,734
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
950,000	5.000	05/15/2051	842,849
765,000	5.000	05/15/2056	668,557
Illinois Finance Authority RB Series 2013 A (NR/NR)
3,935,000	5.250	05/15/2047	3,949,519
Illinois Finance Authority RB Series 2021 (NR\BB+)(a)
2,125,000	4.000	10/01/2042	1,808,865

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Series 2022A (NR/NR)
$5,500,000	5.500%	06/01/2057	$ 5,238,087
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,050,000	5.500	07/01/2038	5,155,714
Illinois State GO Bonds Series 2014 (AGM-CR) (A2/AA)
20,000,000	5.000	02/01/2039	20,455,094
Illinois State GO Bonds Series 2014 (Baa2/BBB)
2,525,000	5.000	05/01/2029	2,595,483
10,000,000	5.000	05/01/2030	10,258,572
5,000,000	5.000	05/01/2031	5,102,973
5,000,000	5.000	05/01/2039	5,056,041
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	5.000	12/01/2035	9,861,124
1,770,000	4.500	12/01/2041	1,746,201
4,730,000	5.000	12/01/2042	4,844,876
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
44,385,000	5.000	11/01/2029	47,248,374
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
3,845,000	5.000	11/01/2025	4,071,224
24,325,000	5.000	11/01/2028	26,069,190
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
350,000	5.000	05/01/2032	367,804
1,940,000	5.000	05/01/2033	2,033,731
5,280,000	5.000	05/01/2042	5,416,803
5,280,000	5.000	05/01/2043	5,407,638
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
2,000,000	5.000	11/01/2024	2,092,695
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
10,825,000	4.000	11/01/2042	9,921,671
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,575,000	5.500	05/01/2039	1,689,332
4,250,000	5.750	05/01/2045	4,625,955
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
6,965,000	4.250	10/01/2045	6,506,778
Illinois State GO Refunding Bonds Series 2016 (AGM) (A2/AA)
20,175,000	4.000	02/01/2030	20,410,051
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,658,000	6.250	03/01/2034	1,592,942
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(d)
15,690,000	0.000	12/15/2032	10,138,694
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NR/NR) (d)
530,000	0.000	06/15/2030	416,765
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (NR/BBB+)(d)
9,370,000	0.000	06/15/2030	6,860,800
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A2/AA)(d)
6,455,000	0.000	06/15/2044	2,280,187

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/BBB+)(d)
$66,700,000	0.000%	12/15/2056	$ 11,232,233
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A2/AA)(d)
18,400,000	0.000	12/15/2056	3,404,097
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)(d)
70,000,000	0.000	12/15/2054	13,155,478
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
1,335,000	4.000	06/15/2050	1,154,979
1,340,000	5.000	06/15/2050	1,352,196
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
5,125,000	4.000	06/15/2052	4,411,637
Plano Special Service Area No. 5 (NR/NR)*
2,322,000	6.000	03/01/2036	1,892,430
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (Baa1/NR)
840,000	4.750	10/01/2029	841,756
1,010,000	4.750	10/01/2032	1,011,569
Regional Transportation Authority Illinois GO Bonds Series 2016 A (A1/AA)
7,730,000	4.000	06/01/2046	7,663,439
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(g)
5,000,000	7.625	11/01/2023	5,370,752
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	4.250	12/01/2040	9,113,726
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
4,910,000	3.250	11/01/2026	4,914,246
State of Illinois GO Refunding Bonds Series 2018 A (Baa2/BBB)
3,000,000	5.000	10/01/2027	3,235,515
8,230,000	5.000	10/01/2028	8,900,447
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
2,750,000	4.000	12/01/2033	2,674,042
7,950,000	4.250	12/01/2037	7,768,188
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(a)
380,000	5.000	01/01/2045	342,074
900,000	5.000	01/01/2055	777,683
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000	5.000	01/01/2039	1,790,479
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125	10/01/2041	515,073
1,080,000	4.125	10/01/2046	1,004,659

			848,847,065

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – 0.3%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (NR/BBB+)
$1,300,000	5.000%	02/01/2029	$ 1,318,972
1,250,000	5.250	02/01/2034	1,268,313
1,500,000	5.000	02/01/2039	1,511,021
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000	09/15/2049	351,532
Indiana Finance Authority Midwestern Disaster Relieft RB Series 2012A (NR/NR)
4,500,000	4.250	11/01/2030	4,431,903
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
865,000	5.000	07/01/2055	849,898
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Baa3/NR)
3,110,000	3.000	11/01/2030	2,813,464
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
2,250,000	3.000	11/01/2030	2,035,465
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,500,000	3.000	11/01/2030	2,261,627
Indiana Finance Authority Tax Exempt Private Activity Bonds Series 2013 A (NR/NR)(g)
6,250,000	5.000	07/01/2023	6,431,993
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (WR/NR)*
7,520,823	6.500	11/15/2031	75
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
3,300,000	2.500	09/01/2050	2,182,516

			25,456,779

Iowa – 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)
18,500,000	5.000	12/01/2050	18,738,909
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
2,050,000	4.000	05/15/2055	1,503,767
2,700,000	5.000	05/15/2055	2,484,139
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)(e)
975,000	5.375	10/01/2052	1,005,370
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000	4.000	06/01/2049	2,527,476

			26,259,661

Kansas – 0.1%
City of Manhattan Health Care Facilities RB Series 2022A (NR\NR)
2,070,000	4.000	06/01/2052	1,626,934

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kansas – (continued)
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
$1,075,000	4.000%	06/01/2046	$ 875,471
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
765,000	2.875	04/01/2030	639,828
940,000	3.125	04/01/2036	719,388
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,147,985
1,215,000	5.000	05/15/2029	1,199,671
2,850,000	5.000	05/15/2034	2,710,160
1,190,000	5.000	05/15/2050	1,041,380

			9,960,817

Kentucky – 0.5%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(a)
4,405,000	4.700	01/01/2052	4,093,407
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)(a)
3,150,000	4.450	01/01/2042	2,958,242
3,375,000	4.700	01/01/2052	3,136,265
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
5,000,000	2.125	10/01/2034	4,050,374
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
6,825,000	2.000	02/01/2032	5,725,002
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (A3/A)
700,000	4.000	06/01/2046	627,769
1,175,000	4.000	06/01/2051	1,033,395
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000	03/01/2046	183,934
130,000	4.000	03/01/2049	115,259
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A2/AA)
900,000	4.000	12/01/2041	901,916
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
3,300,000	4.000	06/01/2037	3,279,213
2,925,000	4.000	06/01/2045	2,761,677
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (A2/AA)
1,000,000	4.000	06/01/2037	993,701
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
2,430,000	5.000	08/01/2049	2,470,075

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A1/NR)(f)(g)
$1,275,000	4.000%	06/01/2025	$ 1,291,998
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
800,000	4.000	11/01/2056	785,396
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (NR/A)
5,000,000	5.750	10/01/2042	5,165,767
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
6,000,000	3.000	10/01/2043	4,541,296

			44,114,686

Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
2,125,000	5.000	12/01/2034	2,218,283
2,375,000	5.000	12/01/2039	2,443,205
City of New Orleans Sewerage Service RB Series 2020 B (NR/A)
1,125,000	4.000	06/01/2050	1,089,072
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)(a)
1,410,000	5.500	06/01/2052	1,421,706
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(a)
1,900,000	4.125	06/01/2039	1,713,720
2,300,000	4.375	06/01/2048	2,016,691
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200	06/01/2041	1,439,190
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(a)
8,474,664	5.000	04/01/2035	8,587,467
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
2,600,000	5.000	10/01/2039	2,800,758
4,850,000	4.000	10/01/2041	4,859,945
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(a)(e)
900,000	6.375	06/01/2052	899,331
1,850,000	6.500	06/01/2062	1,836,802
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
4,710,000	3.000	06/01/2050	3,450,411
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A+)
1,380,000	4.000	06/01/2050	1,290,669

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
$9,770,000	5.000%	07/01/2059	$ 10,018,874
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
12,725,000	4.000	05/15/2042	12,353,657
21,250,000	5.000	05/15/2046	21,918,393
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(a)
2,470,000	4.000	06/01/2051	1,951,628
2,070,000	4.000	06/01/2056	1,592,467
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(a)
1,640,000	4.000	06/01/2051	1,295,818
1,065,000	4.000	06/01/2056	819,313
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A2/A-)
32,395,000	5.000	01/01/2045	32,910,375
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
4,850,000	5.000	01/01/2048	4,973,153
Parish of St. James RB for NuStar Logistics LP Series 2008 (Ba3/BB-) (PUTABLE)(a)(f)(g)(h)
1,400,000	6.100	06/01/2030	1,546,580
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba3/BB-)(a)
2,375,000	6.350	07/01/2040	2,629,494
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(f)(g)(h)
235,000	2.000	04/01/2023	232,210
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (Baa3/BBB-) (PUTABLE)(f)(g)(h)
950,000	2.200	07/01/2026	883,200
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (A2/AA)
2,000,000	5.000	04/01/2048	2,131,007

			131,323,419

Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
1,000,000	4.000	01/01/2035	971,860
1,355,000	4.000	01/01/2036	1,308,200
850,000	4.000	01/01/2037	842,021
1,030,000	4.000	01/01/2038	989,613
800,000	4.000	01/01/2039	758,397
1,400,000	4.000	01/01/2040	1,316,029
Finance Authority of Maine RB Series 2021 (NR/NR) (NR/NR)(a)
1,875,000	8.000	12/01/2051	1,496,285
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
4,000,000	5.000	07/01/2043	4,158,890
5,250,000	5.000	07/01/2048	5,430,787

			17,272,082

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – 0.7%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
$2,950,000	4.500%	09/01/2033	$ 2,874,073
1,500,000	5.000	09/01/2038	1,513,464
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/CCC)
1,400,000	5.000	09/01/2028	1,390,827
860,000	5.000	09/01/2039	809,086
6,135,000	5.000	09/01/2046	5,608,478
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(a)
325,000	3.550	06/01/2034	276,351
200,000	3.700	06/01/2039	164,246
300,000	3.875	06/01/2046	238,745
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(a)
290,000	3.400	06/01/2034	243,739
310,000	3.450	06/01/2035	259,305
550,000	3.500	06/01/2039	446,759
1,650,000	3.625	06/01/2046	1,291,967
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,474,889
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
1,660,000	4.000	01/01/2045	1,657,863
2,370,000	4.000	01/01/2050	2,333,016
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
4,980,000	4.000	01/01/2045	4,958,962
5,690,000	4.000	01/01/2050	5,582,777
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(a)
1,885,000	5.250	07/01/2048	1,849,089
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,765,000	4.000	07/01/2050	3,236,468
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/BB)
2,375,000	5.000	06/01/2058	2,264,655
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000	07/01/2040	820,121
1,400,000	4.250	07/01/2050	1,208,709
1,175,000	5.000	07/01/2050	1,176,602
2,265,000	5.000	07/01/2056	2,265,133
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
3,050,000	5.000	06/01/2049	3,139,097
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
6,220,000	3.997	04/01/2034	5,474,741

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
$1,000,000	4.000%	07/01/2050	$ 917,896
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
840,000	3.000	10/01/2034	737,194
500,000	4.000	10/01/2040	488,005
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
650,000	4.000	06/01/2046	570,173
2,000,000	4.000	06/01/2051	1,713,105
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(a)
1,355,000	5.500	05/01/2052	1,310,579
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (Baa1/BBB+)
2,100,000	5.000	07/01/2031	2,100,000

			60,396,114

Massachusetts – 0.2%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA)
2,130,000	3.000	04/01/2044	1,775,863
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(a)
1,000,000	5.000	11/15/2033	1,062,037
900,000	5.000	11/15/2038	932,634
2,350,000	5.125	11/15/2046	2,432,265
Massachusetts Development Finance Agency RB for Merrimack College Series 2021 B (NR/BBB-)
1,660,000	4.000	07/01/2050	1,455,494
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Baa1/BBB+)
1,950,000	5.000	10/01/2036	2,016,859
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
260,000	4.000	12/01/2042	243,808
280,000	5.000	12/01/2042	288,992
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(a)
1,000,000	5.000	07/15/2046	984,140
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
2,125,000	4.000	10/01/2045	2,014,208
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
2,125,000	5.000	07/01/2044	2,211,047

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(c)
(3M USD LIBOR + 0.57%)
$1,040,000	1.432%	05/01/2037	$ 978,698

			16,396,045

Michigan – 2.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(f)
106,985,536	4.000	04/01/2044	85,564,678
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
465,000	5.500	04/01/2031	512,367
370,000	5.500	04/01/2033	404,773
280,000	5.500	04/01/2034	305,560
300,000	5.500	04/01/2035	326,741
345,000	5.500	04/01/2036	375,129
365,000	5.500	04/01/2037	395,887
395,000	5.500	04/01/2038	427,501
555,000	5.500	04/01/2039	599,609
590,000	5.500	04/01/2040	636,187
1,360,000	5.500	04/01/2045	1,458,166
1,940,000	5.500	04/01/2050	2,070,014
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
2,440,000	4.000	04/01/2040	2,200,603
660,000	4.000	04/01/2042	586,516
7,200,000	5.000	04/01/2050	7,293,526
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
1,145,000	2.960	04/01/2027	1,048,285
950,000	3.110	04/01/2028	852,419
450,000	3.244	04/01/2029	397,463
125,000	3.344	04/01/2030	109,059
475,000	3.644	04/01/2034	405,412
City of Detroit MI GO Bonds Series 2020 (BB-/Ba3)
495,000	5.500	04/01/2032	543,414
City of Detroit MI GO Bonds Series 2021 (BB-/Ba3)
9,125,000	5.000	04/01/2046	9,275,955
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
3,495,000	5.000	07/01/2037	3,659,016
15,335,000	5.000	07/01/2048	16,009,085
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(f)
3,401,333	4.000	04/01/2044	2,720,311
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(c)
	(3M USD LIBOR + 0.60%)
4,675,000	2.094	07/01/2032	4,563,106
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
3,200,000	5.000	05/15/2037	3,108,315
1,400,000	5.000	05/15/2044	1,321,697
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (NR/A)
1,425,000	5.000	11/01/2045	1,503,199
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
475,000	4.000	11/15/2045	380,833

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
$1,725,000	4.000%	11/15/2043	$ 1,419,069
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
2,800,000	5.000	11/15/2048	2,893,296
975,000	4.000	11/15/2050	889,684
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
2,700,000	4.000	02/15/2047	2,542,961
6,550,000	4.000	02/15/2050	6,128,278
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
2,175,000	5.000	07/01/2032	2,258,180
1,750,000	5.000	07/01/2033	1,815,209
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
355,000	5.000	07/01/2033	371,742
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
2,600,000	5.000	07/01/2035	2,693,316
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (A1/AA-)
1,250,000	5.000	07/01/2034	1,309,678
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A2/A+)
2,100,000	5.000	07/01/2034	2,197,211
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
750,000	5.000	07/01/2035	784,936
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (BB+/NR)
800,000	4.000	12/01/2041	660,418
1,230,000	4.000	12/01/2051	937,659
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,525,000	4.250	12/01/2039	1,227,755
1,190,000	5.000	12/01/2046	993,243
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,000,000	5.000	09/01/2040	946,260
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
475,000	4.000	09/01/2045	439,290
500,000	4.000	09/01/2050	453,098

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
$7,225,000	3.267%	06/01/2039	$ 6,119,266
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
1,695,000	5.000	06/01/2049	1,712,304
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR) (d)
207,725,000	0.000	06/01/2065	18,944,021
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
995,000	4.000	01/01/2031	950,731
1,115,000	4.000	01/01/2041	977,801
1,695,000	4.000	01/01/2051	1,387,939
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
22,545,000	4.125	06/30/2035	21,831,401
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
1,875,000	5.000	05/15/2037	1,821,278
1,400,000	5.000	05/15/2044	1,321,697
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)(d)
42,935,000	0.000	06/01/2052	4,503,474
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,000,000	5.000	03/01/2030	2,057,513
3,480,000	5.000	03/01/2033	3,542,587
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
5,155,000	4.000	06/01/2051	3,719,919
Universal Academy RB Refunding Series 2021 (NR/BBB-)
1,035,000	4.000	12/01/2040	935,690

			249,841,730

Minnesota – 0.5%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
5,725,000	5.000	05/01/2048	5,918,128
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
365,000	4.000	12/01/2040	330,019
425,000	4.000	12/01/2050	360,026
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
3,265,000	4.250	02/15/2048	3,060,900
23,575,000	5.250	02/15/2053	24,644,914
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,425,000	4.000	07/01/2031	1,365,665
1,400,000	4.000	07/01/2036	1,288,176
875,000	4.000	07/01/2041	775,399

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
$640,000	3.250%	03/01/2025	$ 626,578
660,000	4.000	03/01/2026	655,099
755,000	4.000	03/01/2029	732,614
1,260,000	4.000	03/01/2032	1,174,444
685,000	4.200	03/01/2034	636,997
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
2,400,000	5.000	05/01/2047	2,376,194
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000	4.000	12/01/2034	422,075
650,000	4.000	12/01/2040	629,456

			44,996,684

Mississippi – 0.2%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
6,400,000	2.375	06/01/2044	4,311,377
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(a)
1,300,000	5.000	10/01/2031	1,395,469
1,430,000	5.000	10/01/2032	1,506,300
1,430,000	5.000	10/01/2033	1,500,766
850,000	4.000	10/01/2034	793,188
700,000	4.000	10/01/2035	648,622
750,000	4.000	10/01/2036	690,192
3,000,000	4.000	10/01/2041	2,662,000

			13,507,914

Missouri – 0.3%
Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR)(a)(f)
531,967	5.000	04/01/2043	47,830
Branson Regional Airport Transport Development District Series 2018B & C (NR/NR) (a)(f)
2,685,845	5.000	04/01/2043	241,488
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
2,825,000	3.000	03/01/2046	1,961,524
950,000	4.000	03/01/2046	803,767
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (Ba1/BBB-)
1,925,000	5.000	03/01/2036	1,996,402
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(a)
4,750,000	5.250	12/01/2048	4,770,125
Industrial Development Authority of The City of St Louis Missouri (The)(e)
2,550,000	5.000	05/15/2041	2,551,293

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
$610,000	3.500%	11/01/2040	$ 521,133
1,150,000	4.250	11/01/2050	937,700
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(a)
1,000,000	5.000	04/01/2036	923,968
1,150,000	5.000	04/01/2046	998,782
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
2,430,000	5.000	09/01/2043	2,527,422
2,470,000	5.000	09/01/2048	2,555,648
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,495,000	5.000	09/01/2030	1,584,543
1,065,000	5.000	09/01/2031	1,122,219
1,330,000	5.000	09/01/2033	1,390,890
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
400,000	3.000	10/01/2044	320,125
500,000	3.125	10/01/2049	391,478
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
475,000	3.125	05/01/2035	394,166
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
1,195,000	5.000	04/01/2048	1,274,698
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,534,710
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
1,250,000	5.750	04/01/2027	325,000

			29,174,911

Nevada – 0.5%
City of Henderson Local Improvement District No. T-21 Local Improvement Bonds Series 2022 (NR\NR)
700,000	3.500	09/01/2045	513,840
470,000	4.000	09/01/2051	373,893
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
220,000	5.000	06/01/2023	223,295
200,000	4.250	06/01/2024	202,642
95,000	5.000	06/01/2024	97,673
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
290,000	4.250	06/01/2037	274,821
415,000	4.375	06/01/2042	386,982
480,000	4.500	06/01/2047	442,324
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
490,000	4.000	06/01/2039	446,559
1,385,000	4.000	06/01/2044	1,210,047
1,360,000	4.000	06/01/2049	1,163,856

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
$950,000	5.000%	12/01/2049	$ 927,788
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
600,000	3.000	06/01/2041	428,773
1,275,000	3.125	06/01/2051	836,885
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
330,000	4.250	06/01/2034	320,165
440,000	4.500	06/01/2039	426,822
330,000	4.625	06/01/2043	316,063
575,000	4.625	06/01/2049	536,958
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(a)
375,000	2.500	06/15/2024	362,668
1,745,000	2.750	06/15/2028	1,563,120
Clark County Pollution Control Refunding RB 2010 Series (A-/BBB+)
3,290,000	2.100	06/01/2031	2,713,764
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
2,110,000	5.125	03/01/2025	1,915,170
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,029,450
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2030	773,065
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
635,000	5.000	07/01/2035	697,623
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
2,795,000	5.000	07/01/2043	3,024,159
16,275,000	4.000	07/01/2049	16,056,850
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,325,000	5.000	07/01/2029	1,491,204
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000	07/01/2045	2,635,204
2,825,000	5.000	07/01/2051	2,796,485

			45,188,148

New Hampshire – 1.0%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B2/B)(a)(f)
1,800,000	2.950	04/01/2029	1,587,208
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B1/B)(a)(f)(g)
2,820,000	3.625	07/02/2040	2,279,334
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B1/B)(a)(f)(g)
4,890,000	3.750	07/02/2040	3,978,461

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
$12,450,000	4.000%	01/01/2051	$ 10,210,500
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (NR/A)
5,000,000	5.000	08/01/2059	5,449,326
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
6,595,000	5.000	08/01/2033	6,976,143
6,930,000	5.000	08/01/2034	7,300,903
7,290,000	5.000	08/01/2035	7,650,476
7,660,000	5.000	08/01/2036	8,028,808
8,055,000	5.000	08/01/2037	8,430,417
8,470,000	5.000	08/01/2038	8,850,106
8,900,000	5.000	08/01/2039	9,286,869
9,360,000	5.000	08/01/2040	9,752,366

			89,780,917

New Jersey – 6.0%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
750,000	5.000	03/01/2032	820,101
1,010,000	5.000	03/01/2037	1,093,175
1,205,000	5.000	03/01/2042	1,285,278
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750	06/15/2032	1,000,454
1,000,000	5.000	06/15/2037	1,000,779
1,000,000	5.125	06/15/2043	1,000,694
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (Baa3/BB+)
3,500,000	4.000	07/01/2032	3,514,797
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2037	485,118
1,150,000	5.000	07/01/2047	1,065,045
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,500,000	5.000	06/15/2041	4,656,364
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
4,725,000	3.000	08/01/2041	3,815,280
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (Ba3/B+)
8,500,000	5.250	09/15/2029	8,597,832
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba3/B+)
5,000,000	5.625	11/15/2030	5,075,185
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (Ba3/B+)
5,000,000	5.625	11/15/2030	5,075,185

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2\NR)
$5,550,000	5.000%	10/01/2047	$ 5,675,254
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (Baa1/BBB)
2,470,000	5.000	06/15/2047	2,554,884
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
5,000,000	5.000	06/15/2042	5,200,628
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds Series 2013 (BBB/NR)
1,000,000	5.375	01/01/2043	1,015,805
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
3,450,000	4.000	07/01/2042	2,787,499
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A2/AA)
1,110,000	3.250	07/01/2049	904,945
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000	07/01/2050	2,356,165
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (Baa2/BBB)(g)
1,000,000	5.000	07/01/2026	1,091,633
1,000,000	5.000	07/01/2026	1,091,633
900,000	5.000	07/01/2026	982,470
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A2/AA)
9,700,000	4.125	07/01/2038	9,725,472
5,600,000	5.000	07/01/2046	5,720,995
New Jersey Transportation Trust Fund Authority RB Series 2016 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,552,919
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
7,180,000	5.000	12/15/2033	7,619,208
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(d)
134,205,000	0.000	12/15/2035	75,052,684
63,415,000	0.000	12/15/2036	33,588,243
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (Baa1/BBB)(d)
41,545,000	0.000	12/15/2035	22,809,692
46,515,000	0.000	12/15/2038	21,527,091
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(d)
12,000,000	0.000	12/15/2026	10,310,257
9,240,000	0.000	12/15/2029	6,927,094
1,900,000	0.000	12/15/2034	1,101,118

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (Baa1/BBB)
$26,100,000	5.000%	06/15/2038	$ 26,550,817
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
2,525,000	5.250	06/15/2041	2,602,200
5,075,000	5.000	06/15/2045	5,179,600
1,750,000	5.000	06/15/2046	1,784,819
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A2/AA)(d)
11,150,000	0.000	12/15/2033	7,158,295
25,400,000	0.000	12/15/2034	15,531,137
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(d)
5,000,000	0.000	12/15/2027	4,147,722
24,445,000	0.000	12/15/2030	17,645,200
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)(d)
52,985,000	0.000	12/15/2036	27,514,390
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(d)
2,625,000	0.000	12/15/2033	1,604,122
1,565,000	0.000	12/15/2036	812,683
36,240,000	0.000	12/15/2038	16,771,832
16,135,000	0.000	12/15/2039	7,031,630
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2010 A (Baa1/BBB)(d)
7,095,000	0.000	12/15/2040	2,905,730
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (Baa1/A+)
5,765,000	5.000	06/15/2030	6,141,702
4,600,000	5.000	06/15/2031	4,884,743
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
6,120,000	4.000	12/15/2031	6,217,781
6,070,000	5.000	12/15/2035	6,384,612
7,585,000	5.000	12/15/2036	7,966,052
5,275,000	4.250	12/15/2038	5,308,840
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
935,000	3.000	06/15/2050	690,550
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
5,675,000	5.000	06/15/2034	5,999,935
20,000,000	5.250	06/15/2043	21,033,938
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
6,000,000	5.000	06/15/2044	6,220,862
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
27,340,000	5.000	01/01/2048	27,626,958
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (NR/BBB+)
2,650,000	5.000	06/01/2046	2,715,174

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
$2,750,000	5.250%	06/01/2046	$ 2,860,139
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
33,620,000	5.000	06/01/2046	33,618,413
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(a)
10,055,000	6.750	12/01/2041	8,693,264

			543,684,116

New Mexico – 0.1%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000	05/15/2044	450,760
1,000,000	5.000	05/15/2049	879,379
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
450,000	4.000	09/01/2033	463,560
375,000	4.000	09/01/2034	385,417
300,000	4.000	09/01/2035	307,707
1,125,000	4.000	09/01/2040	1,126,583
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR\NR)(a)
2,250,000	4.250	05/01/2040	1,898,195

			5,511,601

New York – 6.1%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A2/AA)
1,240,000	3.000	07/15/2043	945,433
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)(d)
1,175,000	0.000	07/15/2046	305,189
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (Ba1/NR)
2,750,000	5.000	07/15/2025	2,829,236
2,575,000	5.000	07/15/2026	2,662,140
2,125,000	5.000	07/15/2028	2,187,344
3,105,000	5.000	07/15/2042	3,121,177
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (NR/AA)
2,820,000	4.000	04/01/2050	2,589,077
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(a)
3,875,000	5.000	12/01/2051	3,758,541
2,180,000	5.000	12/01/2055	2,094,332
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	06/15/2051	466,118
450,000	4.000	06/15/2056	346,718
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)(a)
850,000	2.500	06/15/2031	722,549
4,965,000	5.000	06/15/2051	4,927,295

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(a)
$6,125,000	6.500%	07/01/2042	$ 6,269,411
1,900,000	6.500	07/01/2052	1,927,134
1,850,000	6.500	07/01/2057	1,859,416
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(a)
1,900,000	9.750	07/01/2032	1,902,872
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (AA/Aa2)
4,100,000	4.500	05/01/2049	4,227,147
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(a)
4,290,000	5.000	07/01/2045	4,303,985
7,650,000	5.000	07/01/2051	7,615,131
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(a)(d)
66,000,000	0.000	06/01/2060	3,482,127
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
645,000	5.000	07/01/2030	680,899
865,000	5.000	07/01/2033	904,773
815,000	5.000	07/01/2035	850,084
640,000	5.000	07/01/2036	666,820
455,000	5.000	07/01/2038	472,669
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
2,100,000	5.250	07/01/2056	1,897,856
Metropolitan Transportation Authority RB 2013 B (A3/BBB+)
800,000	5.000	11/15/2038	808,134
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
645,000	5.000	11/15/2027	690,306
880,000	5.000	11/15/2028	935,214
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
5,450,000	4.750	11/15/2045	5,513,849
5,835,000	5.000	11/15/2050	6,009,846
17,780,000	5.250	11/15/2055	18,476,394
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (A3/BBB+)
26,150,000	5.000	11/15/2044	27,121,376
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
46,815,000	4.000	11/15/2050	41,055,837
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,705,000	5.000	11/15/2033	4,968,770
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 B (A3/BBB+)
1,655,000	5.000	11/15/2025	1,757,404
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
2,555,000	4.000	11/15/2032	2,483,015
950,000	4.000	11/15/2035	904,157

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A3/BBB+)(d)
$650,000	0.000%	11/15/2040	$ 287,165
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
545,000	5.000	11/15/2027	586,846
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
740,000	5.000	11/15/2029	784,410
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
3,635,000	5.000	11/15/2029	3,818,319
1,850,000	5.250	11/15/2031	1,943,987
Metropolitan Transportation Authority RB Series 2013 A (A3/BBB+)
4,320,000	5.000	11/15/2043	4,355,335
Metropolitan Transportation Authority RB Series 2013 E (A3/BBB+)
2,120,000	5.000	11/15/2038	2,149,103
Metropolitan Transportation Authority RB Series 2014 A-1 (A3/BBB+)
505,000	5.250	11/15/2039	513,818
1,895,000	5.000	11/15/2044	1,914,849
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
595,000	5.000	11/15/2028	635,673
7,120,000	5.000	11/15/2034	7,432,557
Metropolitan Transportation Authority RB Subseries 2014 D-1 (A3/BBB+)
2,115,000	5.000	11/15/2039	2,158,976
Metropolitan Transportation Authority RB Subseries 2015 A-1 (A3/BBB+)
490,000	5.000	11/15/2025	518,499
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AA/A3)
1,785,000	4.000	11/15/2048	1,644,105
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2020A-1 (AA/A3)
14,715,000	4.000	11/15/2050	13,502,006
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3\BBB+)
9,415,000	4.000	11/15/2045	8,449,012
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR) (d)
202,665,000	0.000	06/01/2060	10,189,408
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	1,991,062
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
10,925,000	3.000	01/01/2046	8,425,347
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
2,545,000	3.000	03/01/2049	1,900,820
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000	03/01/2049	1,381,326

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (Baa2/BBB)(g)
$1,000,000	5.000%	08/01/2025	$ 1,080,922
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(d)
178,305,000	0.000	06/01/2060	8,516,114
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(a)
35,220,000	5.000	11/15/2044	34,247,576
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
1,250,000	2.625	09/15/2069	1,125,953
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
1,430,000	2.800	09/15/2069	1,291,857
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
750,000	5.000	07/01/2051	774,584
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
150,000	3.560	07/01/2026	146,373
150,000	3.670	07/01/2027	145,823
60,000	3.760	07/01/2028	58,099
300,000	3.820	07/01/2029	287,411
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
615,000	4.000	07/01/2031	606,079
870,000	4.000	07/01/2032	852,468
925,000	4.000	07/01/2033	900,522
845,000	4.000	07/01/2035	813,566
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A2/AA)
6,645,000	3.000	09/01/2050	4,904,900
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
6,485,000	4.000	09/01/2045	5,626,114
6,170,000	4.000	09/01/2050	5,189,522
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (PUTABLE)(a)(f)(g)(h)
1,685,000	2.875	12/03/2029	1,461,660
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(f)(g)
2,905,000	2.750	09/02/2025	2,753,495
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
975,000	4.000	12/01/2040	965,066
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
1,245,000	5.000	01/01/2029	1,276,189
7,050,000	5.000	01/01/2030	7,222,642
5,250,000	5.000	01/01/2033	5,328,637
5,565,000	4.000	01/01/2036	5,168,023
10,000,000	5.000	01/01/2036	10,099,799

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
$6,820,000	4.000%	10/01/2030	$ 6,618,848
7,580,000	5.000	10/01/2035	7,665,967
15,705,000	5.000	10/01/2040	15,800,130
20,505,000	4.375	10/01/2045	18,752,713
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
21,505,000	4.000	04/30/2053	17,506,457
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
845,000	5.000	12/01/2033	883,973
750,000	5.000	12/01/2035	781,364
660,000	5.000	12/01/2037	685,363
660,000	4.000	12/01/2039	613,021
950,000	4.000	12/01/2042	862,365
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa3\NR)
10,000,000	4.000	07/01/2046	8,731,487
12,250,000	5.000	07/01/2046	12,518,303
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (A2/AA)
5,010,000	4.000	07/01/2035	4,916,099
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
9,480,000	4.000	07/01/2033	9,092,635
5,025,000	5.000	07/01/2034	5,164,849
2,500,000	4.000	07/01/2041	2,262,684
22,400,000	5.250	01/01/2050	22,962,397
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
7,655,000	5.250	08/01/2031	7,961,759
5,990,000	5.375	08/01/2036	6,368,632
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
5,600,000	5.000	08/01/2026	5,565,359
New York Transportational Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (AMT) (NR/NR)
4,540,000	5.000	07/01/2041	4,648,187
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
590,000	4.000	12/01/2033	596,826
490,000	4.000	12/01/2034	495,600
505,000	4.000	12/01/2035	510,513
610,000	4.000	12/01/2036	616,332
740,000	4.000	12/01/2037	747,240
490,000	4.000	12/01/2038	494,665

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA) (continued)
$1,470,000	3.000%	12/01/2039	$ 1,239,757
980,000	3.000	12/01/2040	816,816
1,960,000	4.000	12/01/2049	1,895,742
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
405,000	4.000	07/01/2039	360,780
4,835,000	3.000	07/01/2044	3,367,222
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (Aa3/A+)
4,735,000	4.000	07/15/2055	4,311,328
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
6,510,000	4.250	05/01/2052	6,142,615
5,490,000	5.000	05/01/2052	5,692,705
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
2,750,000	4.000	03/15/2047	2,674,661
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-2 (NR/NR) (d)
15,000,000	0.000	06/01/2066	1,541,479
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
700,000	5.000	09/01/2038	745,232
955,000	5.000	09/01/2039	1,015,494
945,000	4.000	09/01/2040	878,938
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
4,375,000	5.000	11/01/2046	4,375,313
Western Regional Off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)(a)
1,785,000	4.125	12/01/2041	1,407,687
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	464,748
610,000	5.000	10/15/2049	574,498
530,000	5.000	10/15/2054	492,395
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
725,000	5.000	10/15/2040	707,134
1,325,000	5.000	10/15/2050	1,243,028

			553,937,132

North Carolina – 0.6%
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AA/Baa2)
2,000,000	5.500	07/01/2052	2,181,457
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (NR/NR)
1,370,000	5.000	12/31/2037	1,389,831
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000	09/01/2046	329,786

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
$1,000,000	4.000%	03/01/2041	$ 802,274
5,575,000	4.000	03/01/2051	4,088,026
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
950,000	5.000	10/01/2045	885,675
1,310,000	5.000	10/01/2050	1,204,244
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
6,325,000	3.000	07/01/2045	4,908,376
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,272,855
1,650,000	5.000	07/01/2039	1,609,424
1,035,000	4.000	07/01/2044	824,841
1,160,000	5.000	07/01/2044	1,104,991
2,000,000	5.000	07/01/2049	1,868,189
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)(g)
1,000,000	4.500	09/01/2022	1,004,802
2,000,000	5.000	09/01/2024	2,119,513
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
10,350,000	5.000	01/01/2049	11,306,251
4,250,000	4.000	01/01/2055	4,007,101
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (NR/BBB)
12,500,000	5.000	01/01/2049	12,795,870

			53,703,506

Ohio – 3.4%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
7,530,000	3.000	06/01/2048	5,586,930
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
57,245,000	5.000	06/01/2055	53,903,558
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(d)
121,740,000	0.000	06/01/2057	15,619,534
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,369,990
2,700,000	5.250	11/01/2047	2,551,782
2,320,000	5.250	11/01/2050	2,177,022
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/B)
22,500,000	5.375	09/15/2027	22,522,117
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)(a)
1,150,000	4.500	12/01/2055	952,267

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/BB)(a)
$1,445,000	4.000%	12/01/2055	$ 1,142,853
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
1,800,000	5.000	05/15/2032	1,812,397
2,775,000	5.375	05/15/2037	2,805,502
3,910,000	5.500	05/15/2042	3,951,222
County of Cuyahoga Hospital RB Series 2017 (Baa3\BBB-)
6,250,000	5.000	02/15/2037	6,395,131
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
550,000	4.000	09/01/2040	484,905
825,000	4.000	09/01/2045	698,604
1,075,000	5.000	09/01/2049	992,144
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
8,280,000	5.250	11/15/2055	7,737,619
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
29,500,000	8.223	02/15/2040	37,269,745
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
7,500,000	5.000	02/15/2042	7,629,829
7,500,000	4.750	02/15/2047	7,175,890
1,500,000	5.000	02/15/2057	1,501,797
1,000,000	5.500	02/15/2057	1,031,958
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
10,975,000	5.000	12/01/2051	10,996,861
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
2,000,000	5.000	01/01/2042	1,932,336
1,610,000	5.000	01/01/2046	1,535,137
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba2/BB+)
8,000,000	5.000	02/15/2048	7,751,665
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
450,000	3.000	12/01/2040	356,487
200,000	4.000	12/01/2045	183,476
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(a)
1,775,000	3.750	01/15/2028	1,801,715
2,880,000	4.250	01/15/2038	2,701,948
18,110,000	4.500	01/15/2048	16,861,451
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
4,140,000	3.250	09/01/2029	3,878,908
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
4,790,000	5.000	12/01/2050	4,718,312

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State Higher Education Facilities RB Series 2020 (NR/NR)
$9,635,000	5.000%	01/15/2050	$ 9,761,471
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(a)
1,075,000	5.000	12/01/2033	1,018,631
2,085,000	5.000	12/01/2038	1,908,301
5,000,000	5.000	12/01/2048	4,339,634
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A2/A)
6,650,000	3.000	01/15/2045	5,114,310
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(f)(g)
2,750,000	4.375	06/15/2026	2,546,268
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(a)
2,095,000	4.250	12/01/2050	1,695,055
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(a)
4,725,000	6.500	12/01/2030	4,304,874
10,000,000	7.000	12/01/2042	8,651,841
State of Ohio Hospital RB for University Hospital Health System Series 2021A (A/A2)
22,915,000	4.000	01/15/2046	21,498,821
State of Ohio Hospital RB Series 2020A (A2/A)
5,745,000	4.000	01/15/2050	5,358,470
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
1,475,000	4.000	01/01/2043	1,248,547
950,000	4.000	01/01/2046	782,952
950,000	4.000	01/01/2051	748,419
2,520,000	4.000	01/01/2057	1,938,502

			309,947,188

Oklahoma – 0.7%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
1,075,000	4.000	09/01/2045	950,198
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
2,400,000	4.000	08/15/2052	2,237,038
2,000,000	4.125	08/15/2057	1,898,851
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
25,710,000	5.500	08/15/2057	23,320,181
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)(a)
2,470,000	4.375	12/01/2041	1,893,487
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,714,585
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	24,613,589

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(f)(g)
$9,070,000	5.000%	06/01/2025	$ 9,270,735

			66,898,664

Oregon – 0.1%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	122,858
225,000	5.375	11/15/2055	214,443
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
3,850,000	4.000	08/15/2050	3,599,827
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
1,750,000	5.000	10/01/2040	1,840,441
Oregon State Facilities Authority RB Refunding for Willamette University Series 2021 A (Baa2/BBB)
4,700,000	4.000	10/01/2051	4,195,623
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(a)
860,000	5.000	11/01/2039	940,464
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,825,000	5.000	11/15/2051	1,526,165

			12,439,821

Pennsylvania – 3.2%
Allegheny County GO Notes Series C-59B (AGM) (AA/WD)(c)
	(3M USD LIBOR + 0.55%)
550,000	1.412	11/01/2026	549,798
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (NR/BBB-)(g)
1,500,000	5.000	09/01/2022	1,508,648
1,000,000	5.000	09/01/2022	1,005,766
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
32,000,000	4.000	04/01/2044	30,267,379
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (BB/NR)
1,305,000	4.000	06/15/2041	1,096,784
975,000	4.000	06/15/2051	764,361
1,070,000	4.000	06/15/2056	811,151
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
3,900,000	4.875	11/01/2024	3,960,898
2,500,000	5.125	05/01/2030	2,597,073
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
850,000	5.000	05/01/2033	914,456
950,000	5.000	05/01/2034	1,019,880
850,000	5.000	05/01/2035	910,336
950,000	5.000	05/01/2036	1,015,395
7,875,000	5.000	05/01/2042	8,236,471

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB for City Center Project Series 2022 (NR/NR)(a)
$6,375,000	5.250%	05/01/2042	$ 6,398,785
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(a)
2,000,000	5.000	05/01/2027	2,061,030
1,400,000	5.000	05/01/2032	1,420,859
6,950,000	5.000	05/01/2042	6,949,466
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(a)
250,000	5.000	05/01/2028	256,957
1,000,000	5.000	05/01/2033	1,014,959
2,750,000	5.000	05/01/2042	2,749,960
Berks County IDA Health System RB for Tower Health Project Series 2017 (BB-/NR)
8,745,000	5.000	11/01/2050	7,683,495
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
950,000	5.000	11/01/2029	948,205
1,745,000	5.000	11/01/2030	1,754,676
1,425,000	5.000	11/01/2034	1,365,419
7,850,000	4.000	11/01/2047	5,919,340
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (BB+/NR)
11,200,000	4.000	07/01/2051	8,352,923
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
4,005,000	5.000	07/01/2054	3,768,452
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,150,000	5.000	10/01/2037	1,196,079
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba2/NR)
500,000	5.000	08/01/2035	500,497
1,000,000	5.000	08/01/2045	966,716
Clairton Municipal Authority Sewer RB Series 2012 B (NR/BBB+)
1,000,000	5.000	12/01/2042	1,004,366
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A1/A)
1,900,000	5.000	06/01/2034	2,042,881
1,900,000	5.000	06/01/2035	2,039,689
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
6,000,000	4.000	06/01/2039	5,772,282
Cumberland County Municipal Authority RB Refunding Series 2015 (NR/NR)(g)
145,000	5.000	01/01/2025	154,992
Cumberland County Municipal Authority RB Series 2015 (CASH/ US GOVT SECURITIES) (NR\NR)(g)
610,000	5.000	01/01/2025	652,037
Cumberland County Municipal Authority RB Series 2015 (NR\NR)
745,000	5.000	01/01/2038	760,531

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(a)
$5,100,000	5.875%	10/15/2040	$ 5,413,564
17,325,000	6.250	10/15/2053	18,544,938
Doylestown Hospital Authority RB Series 2019 A (Ba1/BBB-)
1,250,000	4.000	07/01/2045	978,704
2,375,000	5.000	07/01/2049	2,196,791
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,014,355
900,000	5.000	12/01/2048	808,835
1,750,000	5.000	12/01/2053	1,548,600
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(c)
	(3M USD LIBOR + 0.77%)
52,950,000	1.632	05/01/2037	47,067,260
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
2,300,000	5.000	06/01/2044	2,424,920
5,700,000	4.000	06/01/2049	5,383,216
4,225,000	5.000	06/01/2049	4,432,761
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000	03/01/2045	694,393
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
300,000	5.000	03/01/2033	307,256
315,000	5.000	03/01/2034	321,703
450,000	4.000	03/01/2035	410,585
465,000	4.000	03/01/2036	419,567
275,000	4.000	03/01/2037	245,693
335,000	4.000	03/01/2039	293,671
250,000	4.000	03/01/2040	217,461
250,000	4.000	03/01/2041	215,100
625,000	4.000	03/01/2046	515,019
675,000	4.000	03/01/2051	539,075
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
2,365,000	5.000	11/15/2045	2,464,927
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000	11/01/2044	1,797,245
2,100,000	5.000	11/01/2049	1,946,696
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
945,000	5.000	05/01/2044	953,707
1,245,000	5.000	05/01/2049	1,250,456
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,250,000	4.000	07/01/2046	1,974,769

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(c)
	(3M USD LIBOR + 0.60%)
$8,480,000	2.126%	07/01/2027	$ 8,309,729
10,850,000	2.176	07/01/2039	9,406,727
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB)
5,645,000	5.000	05/01/2042	5,248,497
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
365,000	5.000	07/01/2031	369,865
400,000	5.000	07/01/2035	402,438
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A3/NR)
3,875,000	5.250	06/01/2047	4,080,100
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	2,147,035
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
310,000	5.000	08/01/2040	315,156
975,000	5.000	08/01/2050	977,847
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(a)
2,860,000	5.000	06/15/2050	2,720,244
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (Baa3/BBB)(g)
2,000,000	5.625	07/1/2022	2,000,000
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
500,000	5.000	07/01/2028	534,541
2,000,000	5.000	07/01/2029	2,125,198
3,000,000	5.000	07/01/2030	3,175,364
2,615,000	5.000	07/01/2031	2,753,302
1,000,000	5.000	07/01/2032	1,045,755
4,425,000	5.000	07/01/2033	4,616,254
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
2,450,000	5.000	11/15/2028	2,389,951
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000	01/01/2035	1,132,766
2,325,000	5.000	01/01/2038	2,382,044
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
475,000	5.000	10/01/2039	460,029
1,125,000	5.000	10/01/2049	1,039,998
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,600,000	5.000	11/01/2044	4,148,260

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
$1,000,000	5.000%		07/01/2028	$ 1,006,986
1,000,000	5.000		07/01/2035	987,777
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
1,320,000	4.000		07/01/2037	1,235,498

				289,785,620

Puerto Rico – 8.6%
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(a)
20,000,000	5.000		07/01/2035	20,289,226
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(a)
15,750,000	5.000		07/01/2047	15,811,655
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)(a)
14,100,000	2.750		07/01/2023	13,909,981
9,400,000	3.500		07/01/2026	9,025,199
9,400,000	3.750		07/01/2027	9,020,944
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(a)
9,400,000	5.000		07/01/2033	9,622,312
9,400,000	5.000		07/01/2037	9,547,743
9,400,000	4.000		07/01/2042	8,263,751
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (WR/NR)
115,000	4.500		07/01/2027	115,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)(a)
320,000	5.000		07/01/2022	320,000
315,000	5.000		07/01/2025	323,522
850,000	5.000		07/01/2033	869,079
450,000	5.000		07/01/2037	456,505
1,000,000	4.000		07/01/2042	879,134
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(a)
495,000	5.000		07/01/2025	508,388
1,355,000	5.000		07/01/2033	1,385,414
7,550,000	5.000		07/01/2037	7,659,151
23,435,000	4.000		07/01/2042	20,601,423
Puerto Rico Commonwealth GO Bonds (NR\NR)*(b)(f)(i)
27,206,062	0.000		11/01/2043	13,535,016
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)*(b)(f)(i)
5,401,530	0.000		11/01/2051	2,322,658
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
782	5.250		07/01/2023	796
2,797,919	0.000	(d)	07/01/2024	2,560,676
1,057,750	5.375		07/01/2025	1,098,245
6,002,883	5.625		07/01/2027	6,385,657
5,905,496	5.625		07/01/2029	6,341,073

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR) – (continued)
$3,735,960	5.750%		07/01/2031	$ 4,079,910
12,254,090	0.000	(d)	07/01/2033	6,882,937
7,839,196	4.000		07/01/2033	7,182,517
4,889,113	4.000		07/01/2035	4,378,507
9,271,482	4.000		07/01/2037	8,202,813
15,080,158	4.000		07/01/2041	13,044,379
19,649,454	4.000		07/01/2046	16,485,741
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (A3/AA)
360,000	5.250		07/01/2041	362,672
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
28,730,000	5.250		07/01/2038	28,731,844
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
1,860,000	5.250		07/01/2033	1,898,461
680,000	5.250		07/01/2034	693,872
6,675,000	5.250		07/01/2036	6,799,075
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (WR/NR)*
215,000	5.000		07/01/2028	33,862
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
1,905,000	4.800		07/01/2029	1,607,344
15,600,000	5.000		07/01/2042	13,221,000
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
715,000	7.250		07/01/2030	632,775
5,210,000	7.000		07/01/2033	4,597,825
2,610,000	6.750		07/01/2036	2,296,800
6,190,000	7.000		07/01/2040	5,462,675
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)*
1,678,950	10.000		07/01/2022	1,542,535
Puerto Rico Electric Power Authority Power RB Series A-4 (NR/NR)*
747,236	10.000		07/01/2019	678,117
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
130,000	5.250		07/01/2023	110,175
3,420,000	5.250		07/01/2031	2,898,450
Puerto Rico Electric Power Authority Power RB Series B-4 (NR/NR)*
747,235	10.000		07/01/2019	678,116
Puerto Rico Electric Power Authority Power RB Series BBB (NR/NR)*
90,000	5.400		07/01/2028	70,875
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
80,000	5.000		07/01/2022	68,000
90,000	4.250		07/01/2023	75,938
60,000	4.500		07/01/2023	50,625
50,000	4.600		07/01/2024	42,187
210,000	4.625		07/01/2025	177,187
900,000	5.000		07/01/2025	762,750
25,000	5.000		07/01/2026	21,188
40,000	4.800		07/01/2027	33,750
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
5,036,850	10.000		01/01/2021	4,570,941

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)*
$5,036,850	10.000%	07/01/2021	$ 4,570,941
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)*
1,678,950	10.000	01/01/2022	1,523,647
Puerto Rico Electric Power Authority Power RB Series EEE (NR/NR)*
1,175,000	5.950	07/01/2030	937,070
4,620,000	6.050	07/01/2032	3,701,783
115,000	6.250	07/01/2040	92,144
Puerto Rico Electric Power Authority Power RB Series SS (NR/NR)*
130,000	4.625	07/01/2030	109,687
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
300,000	4.200	07/01/2019	250,875
4,795,000	5.000	07/01/2032	4,063,762
1,385,000	5.000	07/01/2037	1,173,788
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)*
2,000,000	5.500	07/01/2020	1,702,500
3,765,000	5.250	07/01/2033	3,190,838
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
20,000	4.875	07/01/2027	16,875
12,290,000	5.250	07/01/2040	10,415,775
Puerto Rico Electric Power Authority Power RB Series YY (NR/NR)*
2,130,000	6.125	07/01/2040	1,706,663
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
65,000	3.700	07/01/2017	51,919
1,230,000	5.000	07/01/2017	1,042,425
145,000	4.250	07/01/2018	121,256
3,130,000	5.000	07/01/2019	2,652,675
260,000	4.250	07/01/2020	217,425
25,000	5.250	07/01/2020	21,188
80,000	4.375	07/01/2021	67,500
100,000	4.375	07/01/2022	84,625
65,000	5.000	07/01/2022	55,250
190,000	4.500	07/01/2023	160,312
90,000	4.625	07/01/2025	75,938
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds Series DDD (NR/NR)*
215,000	3.300	07/01/2019	171,732
80,000	3.500	07/01/2020	63,900
155,000	3.625	07/01/2021	123,806
60,000	3.750	07/01/2022	48,075
390,000	3.875	07/01/2023	312,000
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(c)
	(3M USD LIBOR + 0.52%)
52,372,000	2.046	07/01/2029	54,188,277
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
1,250,000	5.250	07/01/2032	1,269,628
435,000	5.250	07/01/2035	439,680
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (WR/NR)*
126,000	5.000	07/01/2024	106,785
Puerto Rico Electric Power Authority RB Series 2010 AAA (WR/NR)*
1,489,000	5.250	07/01/2027	1,261,927
2,119,000	5.250	07/01/2028	1,795,853

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (AGC) (A3/AA)
$2,000,000	5.250%	07/01/2041	$ 2,014,847
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL) (Baa2/NR)
2,395,000	5.250	07/01/2035	2,418,567
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGC) (A3/AA)
185,000	5.500	07/01/2031	192,375
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
470,000	5.250	07/01/2032	479,756
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
100,000	5.500	07/01/2029	104,385
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
320,000	5.250	07/01/2034	326,528
27,260,000	5.250	07/01/2036	27,765,635
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
2,455,000	5.500	07/01/2029	2,562,640
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
330,000	5.500	07/01/2026	347,457
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (WR/NR)
3,825,000	5.250	07/01/2031	3,863,247
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL) (Baa2/NR)
1,570,000	5.250	07/01/2033	1,591,440
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
3,400,000	5.500	07/01/2024	1,870,000
5,565,000	5.500	07/01/2026	3,060,750
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-IBC) (Baa2/NR)
4,920,000	4.750	07/01/2038	4,929,731
Puerto Rico Highway & Transportation Authority RB Series 1998 A (WR/NR)*
420,000	5.000	07/01/2038	231,000
Puerto Rico Highway & Transportation Authority RB Series 2003 G (WR/NR)*
1,705,000	5.000	07/01/2042	937,750
Puerto Rico Highway & Transportation Authority RB Series 2005 K (WR/NR)*
1,900,000	5.000	07/01/2024	1,045,000
9,425,000	5.000	07/01/2030	5,183,750
Puerto Rico Highway & Transportation Authority RB Series 2007 M (WR/NR)*
445,000	4.125	07/01/2019	244,750
940,000	5.000	07/01/2025	517,000
1,470,000	5.000	07/01/2026	808,500

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Series 2007 M (WR/NR)* – (continued)
$1,850,000	5.000%	07/01/2027	$ 1,017,500
2,825,000	5.000	07/01/2037	1,553,750
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(d)
4,313,000	0.000	07/01/2031	2,920,770
5,295,000	0.000	07/01/2033	3,184,371
110,457,000	0.000	07/01/2046	29,706,361
191,395,000	0.000	07/01/2051	38,058,876
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
88,106,000	4.329	07/01/2040	82,737,701
562,000	4.536	07/01/2053	524,476
10,379,000	4.784	07/01/2058	9,913,698
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	3,955,887
3,447,000	4.550	07/01/2040	3,320,336
45,055,000	4.750	07/01/2053	43,289,506
106,409,000	5.000	07/01/2058	104,597,876

			782,293,131

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)(d)
124,220,000	0.000	06/01/2052	16,029,585

South Carolina – 0.3%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,819,000	6.875	11/01/2035	2,820,606
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(a)
6,160,000	5.250	06/15/2052	5,412,851
5,615,000	5.250	06/15/2057	4,827,995
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
2,365,000	5.000	11/15/2047	2,437,569
South Carolina Jobs-Economic Development Authority RB for Kiawah Life Plan Village, Inc. Project Series 2021 A (NR/NR)(a)
910,000	8.750	07/01/2025	905,965
South Carolina Public Service Authority Revenue Obligations 2015 Tax Exempt Series E (A/NR)
7,790,000	5.250	12/01/2055	7,992,187
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
2,250,000	4.000	04/15/2045	2,146,578
2,000,000	3.000	04/15/2049	1,486,802

			28,030,553

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
$1,050,000	4.000%	08/01/2056	$ 849,901
1,450,000	4.000	08/01/2061	1,140,497

			1,990,398

Tennessee – 0.3%
County of Shelby Health Educational and Housing Facility Board Variable Rate RB Series 2008B (AA/A1)(f)
13,600,000	0.360	06/01/2042	13,600,000
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
5,230,000	4.000	07/01/2040	4,984,974
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)(a)
1,150,000	4.000	06/01/2051	934,435
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)(a) (d)
2,825,000	0.000	06/01/2043	872,455
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A3/A-)
1,500,000	5.000	08/15/2042	1,505,041
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750	07/01/2027	86,139
150,000	5.625	01/01/2046	108,148
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (A3/NR)
2,500,000	5.000	07/01/2040	2,630,955
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
315,000	5.000	10/01/2029	324,648
230,000	5.000	10/01/2034	234,943
375,000	5.000	10/01/2039	379,322
450,000	5.000	10/01/2048	447,313
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(a)
850,000	5.125	06/01/2036	866,647

			26,975,020

Texas – 6.4%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(a)
410,000	4.250	09/01/2023	410,470
500,000	4.625	09/01/2028	503,360
2,340,000	5.125	09/01/2038	2,345,559
2,580,000	5.250	09/01/2047	2,582,668
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,495,000	5.625	08/15/2052	1,415,224
1,780,000	5.750	08/15/2057	1,687,664

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
$305,000	4.000%	08/15/2036	$ 270,676
560,000	4.000	08/15/2041	473,761
810,000	4.000	08/15/2046	655,263
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000	01/01/2029	1,540,664
Board of Managers, Joint Guadalupe County – City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
1,950,000	5.250	12/01/2035	1,995,686
2,435,000	5.000	12/01/2040	2,444,030
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities RB for Aleon Renewable Metals Project (NR/NR)(a)(f)
5,750,000	10.000	06/01/2042	5,613,095
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000	09/15/2051	8,590,236
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(a)
2,190,000	6.500	09/01/2048	2,198,441
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(a)
867,000	4.000	09/15/2041	717,549
1,271,000	4.250	09/15/2051	1,011,826
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(a)
4,150,000	5.125	11/01/2033	3,967,964
City of Bee Cave Special Assessment RB Series 2021 (NR/NR) (NR/NR)(a)
563,000	4.750	09/01/2031	506,762
1,540,000	5.000	09/01/2041	1,331,253
1,907,000	5.250	09/01/2051	1,610,348
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(a)
430,000	3.750	09/01/2040	354,198
1,451,000	4.000	09/01/2050	1,184,494
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(a)
450,000	4.250	09/01/2041	379,713
550,000	4.500	09/01/2050	454,167
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(a)
1,021,000	5.000	09/01/2051	936,127
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(a)
812,000	3.375	09/01/2042	596,856
3,549,000	4.000	09/01/2052	2,794,094
City of Celina Special Assessment RB for Parks At Wilson Creek Series 2021 (NR/NR)(a)
120,000	2.750	09/01/2026	108,673
221,000	3.500	09/01/2026	206,247
240,000	3.250	09/01/2031	204,977

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Parks At Wilson Creek Series 2021 (NR/NR)(a) – (continued)
$446,000	4.000%	09/01/2031	$ 403,559
1,134,000	3.500	09/01/2041	908,990
959,000	4.250	09/01/2041	813,324
1,916,000	4.000	09/01/2051	1,534,839
1,410,000	4.500	09/01/2051	1,164,801
City of Celina Special Assessment RB Series 2022 (NR\NR)(a)
910,000	4.000	09/01/2043	758,931
933,000	4.125	09/01/2051	753,181
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(a)
400,000	5.500	09/01/2046	406,012
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,153,395
1,700,000	5.750	09/01/2047	1,734,836
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(a)
2,330,000	4.250	09/01/2049	1,977,404
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(a)
1,800,000	4.125	09/01/2050	1,467,466
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,765,000	7.500	09/01/2045	3,806,778
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Area #1 Project Series 2015 (NR/NR)
1,655,000	6.250	09/01/2045	1,632,918
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(a)
215,000	4.750	09/01/2031	199,137
370,000	5.250	09/01/2041	330,763
500,000	5.500	09/01/2050	442,874
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
242,000	4.125	09/15/2026	230,235
261,000	4.750	09/15/2031	236,013
900,000	4.250	09/15/2041	756,261
500,000	5.000	09/15/2041	434,625
1,400,000	4.500	09/15/2051	1,141,850
650,000	5.250	09/15/2051	552,081
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022B (NR/NR)(a)
1,364,000	5.750	09/01/2052	1,287,656
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(a)
1,413,000	5.250	09/01/2052	1,329,551

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(a)
$1,071,000	4.000%	09/01/2051	$ 822,660
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(a)
692,000	3.875	08/15/2040	563,231
994,000	4.125	08/15/2050	812,356
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(a)
925,000	3.750	08/15/2041	754,442
1,656,000	4.000	08/15/2051	1,339,165
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(a)
1,360,000	4.250	08/15/2049	1,187,529
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(a)
910,000	4.350	08/15/2039	828,600
1,920,000	4.500	08/15/2048	1,699,090
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(a)
1,000,000	4.375	08/15/2052	864,910
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
2,050,000	3.250	08/15/2043	1,706,799
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(a)
961,000	4.125	09/15/2042	844,220
617,000	4.250	09/15/2047	533,607
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,248,172
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,321,694
2,435,000	5.000	09/01/2044	2,394,568
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,235,000	4.500	09/01/2032	2,202,861
4,715,000	4.500	09/01/2038	4,485,386
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR) (NR/NR)(a)
1,852,000	4.000	09/01/2051	1,456,166
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(a)
2,450,000	4.375	09/01/2049	2,138,114
City of Houston Airport System Special Facilities RB Series 2021B-1 (AMT) (NR\NR)
8,625,000	4.000	07/15/2041	7,346,649
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
1,000,000	4.000	09/01/2056	769,324

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(a)
$2,491,000	4.000%	09/01/2051	$ 1,966,126
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(a)
2,329,000	4.000	09/01/2056	1,805,954
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
1,500,000	5.000	08/15/2043	1,558,848
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(a)
2,051,000	4.000	09/01/2051	1,680,353
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(a)
575,000	3.625	09/15/2041	433,267
445,000	4.000	09/15/2050	347,242
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(a)
700,000	3.750	09/01/2041	544,466
900,000	4.000	09/01/2046	733,126
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(a)
1,405,000	4.625	09/01/2039	1,313,795
900,000	4.750	09/01/2044	825,189
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(a)
1,310,000	3.625	09/01/2040	1,041,410
400,000	4.000	09/01/2046	328,806
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Project Series 2022 (NR/NR)(a)
212,000	4.125	09/01/2027	203,975
501,000	4.625	09/01/2041	454,696
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(a)
1,225,000	4.875	09/01/2044	1,135,364
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000	5.000	09/01/2042	1,866,306
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	812,430
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(a)
580,000	4.250	09/15/2039	522,728
2,415,000	4.500	09/15/2049	2,114,149
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(a)
850,000	5.000	09/15/2049	778,034
City of Lavon Special Assessment RB Series 2022 (NR\NR)(a)
2,123,000	4.000	09/15/2042	1,807,753
900,000	4.375	09/15/2042	764,691
4,978,000	4.125	09/15/2052	4,050,197
1,396,000	4.500	09/15/2052	1,145,325

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(a)
$1,890,000	4.000%	09/01/2054	$ 1,510,734
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(a)
225,000	3.500	09/01/2027	209,442
275,000	3.875	09/01/2032	244,821
550,000	4.125	09/01/2042	467,822
2,100,000	4.000	09/01/2052	1,721,080
900,000	4.375	09/01/2052	749,627
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
700,000	3.500	09/15/2041	528,694
830,000	4.125	09/15/2041	692,216
900,000	4.000	09/15/2051	724,285
1,125,000	4.375	09/15/2051	901,659
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(a)
295,000	4.500	09/15/2040	268,284
525,000	4.625	09/15/2049	462,553
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
150,000	4.125	09/01/2026	141,703
150,000	4.625	09/01/2031	134,165
900,000	4.125	09/01/2041	760,680
450,000	4.875	09/01/2041	385,682
1,370,000	4.375	09/01/2051	1,107,511
520,000	5.125	09/01/2051	440,388
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(a)
780,000	4.250	09/15/2039	715,536
2,950,000	4.375	09/15/2049	2,589,749
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(a)
585,000	3.625	09/15/2041	443,672
820,000	4.000	09/15/2051	637,845
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(a)
2,430,000	5.750	09/15/2052	2,322,705
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(a)
1,155,000	5.750	09/15/2039	1,112,194
2,055,000	6.000	09/15/2049	1,949,488
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(a)
2,405,000	5.875	09/15/2039	2,329,611
5,200,000	5.125	09/15/2048	4,888,338
3,830,000	6.125	09/15/2048	3,649,200
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(a)
130,000	4.125	09/15/2031	116,921
420,000	4.500	09/15/2041	359,857
1,540,000	4.125	09/15/2051	1,242,446
510,000	4.750	09/15/2051	422,621

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)(a)
$220,000	3.625%	09/01/2026	$ 203,614
320,000	4.250	09/01/2031	287,808
782,000	4.500	09/01/2041	656,197
1,355,000	4.750	09/01/2051	1,108,609
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(a)
361,000	5.250	09/01/2040	332,421
355,000	5.625	09/01/2040	332,543
560,000	4.125	09/01/2049	479,447
932,000	5.375	09/01/2050	835,239
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(a)
1,175,000	3.750	09/01/2040	974,298
1,060,000	4.000	09/01/2050	872,711
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(a)
1,355,000	4.125	09/01/2048	1,175,843
1,465,000	4.500	09/01/2048	1,343,873
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(a)
600,000	5.500	09/15/2042	582,161
1,350,000	5.625	09/15/2052	1,302,421
1,928,000	6.125	09/15/2052	1,856,055
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(a)
550,000	5.500	09/15/2042	533,647
1,200,000	5.625	09/15/2052	1,157,708
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(a)
3,701,000	6.000	09/15/2052	3,644,798
1,480,000	6.500	09/15/2052	1,458,641
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(a)
1,040,000	4.375	09/01/2052	904,949
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(a)
2,465,000	4.875	09/01/2048	2,335,389
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(a)
1,035,000	4.375	09/01/2049	914,998
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(a)
126,000	3.875	09/01/2040	104,780
175,000	4.125	09/01/2050	146,449
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	385,336
835,000	5.000	09/01/2049	799,084

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(a)
$401,000	4.000%	09/01/2051	$ 327,554
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(a)
2,205,000	4.500	09/01/2039	2,038,942
1,185,000	5.500	09/01/2039	1,164,262
1,490,000	4.750	09/01/2049	1,349,713
2,140,000	5.750	09/01/2049	2,090,958
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)(a)(e)
912,000	5.125	09/01/2042	916,755
2,050,000	5.250	09/01/2052	2,060,631
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(a)
750,000	3.750	09/01/2040	610,887
1,250,000	4.000	09/01/2050	1,019,319
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(a)
1,462,000	4.000	09/01/2051	1,193,651
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(a)
809,000	3.375	09/15/2041	610,983
565,000	4.000	09/15/2051	455,948
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(a)
1,195,000	3.875	09/15/2040	986,034
1,780,000	4.125	09/15/2050	1,474,427
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(a)
110,000	4.375	09/15/2030	102,872
500,000	4.125	09/15/2040	438,649
1,520,000	4.375	09/15/2050	1,300,609
600,000	5.125	09/15/2050	526,690
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(a)
1,760,000	4.750	09/15/2049	1,637,679
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(a)
1,070,000	3.750	09/15/2040	855,640
1,490,000	4.000	09/15/2050	1,208,061
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375	09/01/2040	648,104
1,500,000	5.625	09/01/2050	1,456,374
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR) (NR/NR)(a)
1,522,000	4.500	09/01/2051	1,245,170
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
105,000	4.500	09/01/2023	105,099
780,000	5.000	09/01/2028	786,518
2,035,000	5.600	09/01/2038	2,065,485
2,470,000	5.700	09/01/2047	2,490,257

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Sinton Special Assessment RB Series 2022 (NR\NR)(a)
$900,000	5.125%	09/01/2042	$ 805,931
1,150,000	5.250	09/01/2051	989,920
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(a)
1,171,000	5.500	08/15/2052	1,169,213
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
1,175,000	4.000	10/01/2050	969,646
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)
1,100,000	5.000	10/01/2050	916,682
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
575,000	4.000	10/01/2050	563,039
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(a)
800,000	3.750	09/15/2040	639,640
1,200,000	4.000	09/15/2050	962,496
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(a)
985,000	4.500	09/01/2041	818,623
765,000	4.750	09/01/2050	628,500
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(a)
3,250,000	5.000	04/01/2032	3,253,814
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(a)
195,000	3.750	08/15/2024	190,128
350,000	4.000	08/15/2029	325,730
1,150,000	4.500	08/15/2035	1,031,568
875,000	5.000	08/15/2044	774,430
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750	05/01/2038	1,548,219
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
5,685,000	4.750	11/01/2042	5,691,597
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(a)
1,290,000	5.000	09/01/2027	1,260,533
895,000	5.000	09/01/2032	839,250
1,315,000	5.125	09/01/2037	1,196,044
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)(b)
15,140,000	0.000	10/01/2046	15,891,474
11,100,000	0.000	10/01/2047	11,666,357
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(c)
	(3M USD LIBOR + 0.67%)
13,855,000	1.616	08/15/2035	12,724,137

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL) (Baa2/BB)(d)
$5,525,000	0.000%	11/15/2036	$ 2,434,855
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(a)
1,340,000	4.500	09/01/2039	1,293,595
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
595,000	3.750	09/01/2032	562,714
510,000	3.875	09/01/2037	472,086
930,000	4.000	09/01/2047	864,517
Hidalgo County Regional Mobility Authority Junior Lien Toll and Vehicle Registration Fee Revenue and Refunding Bonds Series 2022B (Baa3\BB+)(d)
6,105,000	0.000	12/01/2049	1,192,027
6,365,000	0.000	12/01/2050	1,164,445
6,760,000	0.000	12/01/2051	1,158,294
6,925,000	0.000	12/01/2052	1,107,628
7,155,000	0.000	12/01/2053	1,070,920
7,300,000	0.000	12/01/2054	1,022,056
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
15,835,000	5.000	07/15/2028	15,974,087
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
875,000	5.000	07/01/2027	887,410
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
2,750,000	5.000	07/15/2027	2,788,528
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
2,780,000	5.000	07/15/2027	2,818,948
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/B)
10,000,000	6.625	07/15/2038	10,018,502
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba3/B)
9,250,000	5.000	07/01/2029	9,265,053
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/B)
10,500,000	5.000	07/15/2035	10,322,365
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
1,035,000	4.000	10/01/2051	857,875
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000	12/01/2045	1,944,917
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(a)
265,000	4.500	09/01/2023	265,599
785,000	5.000	09/01/2028	797,939
1,170,000	5.375	09/01/2038	1,168,033

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(a) – (continued)
$1,930,000	5.125%	09/01/2047	$ 1,841,984
1,500,000	5.500	09/01/2047	1,479,768
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
165,000	2.375	09/01/2031	135,998
165,000	2.375	09/01/2032	133,209
175,000	2.375	09/01/2033	138,587
175,000	2.500	09/01/2034	137,962
365,000	2.500	09/01/2036	278,266
385,000	2.625	09/01/2038	290,439
370,000	3.000	09/01/2041	281,683
520,000	3.000	09/01/2046	371,338
1,265,000	3.000	09/01/2051	872,115
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500	09/01/2041	330,405
590,000	3.000	09/01/2044	437,248
650,000	3.000	09/01/2047	466,870
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(a)
19,675,000	4.625	10/01/2031	19,995,437
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500	02/15/2040	708,042
1,325,000	5.250	02/15/2045	1,285,901
780,000	4.000	02/15/2051	609,776
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
1,850,000	5.000	09/15/2043	1,875,367
2,800,000	5.000	09/15/2048	2,829,357
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(a)
3,120,000	4.000	08/15/2041	2,683,392
2,850,000	4.000	08/15/2046	2,349,329
8,205,000	4.000	08/15/2056	6,359,926
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
1,630,000	4.000	01/01/2036	1,404,886
1,600,000	4.000	01/01/2041	1,307,502
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for Army Retirement Residence Foundation Project Series 2022 (NR/NR)(e)
2,325,000	5.750	07/15/2052	2,244,555
3,055,000	6.000	07/15/2057	3,011,008
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
1,400,000	4.000	11/01/2055	1,150,483
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
8,100,000	5.500	01/01/2057	6,893,711
New Hope Cultural Education Facilities Finance Corp. Senior Living RB Series 2021B (NR\NR)
3,250,000	7.000	01/01/2057	2,627,999

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(a)
$1,465,000	5.000%	08/15/2051	$ 1,422,156
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (WR/NR)(g)
335,000	5.000	04/01/2026	366,698
300,000	5.000	04/01/2026	328,387
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(g)
1,000,000	5.000	04/01/2025	1,076,058
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (WR/NR)(g)
1,385,000	4.750	04/01/2024	1,446,907
New Hope Cultural Educiation Facilities Finance Corp. Retirement Facility RB for The Outlook at Windhaven Project Series 2022B-3 (NR/NR)(e)
4,700,000	4.250	10/01/2026	4,700,000
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(a)
1,395,000	4.000	09/15/2041	1,196,209
6,110,000	5.000	09/15/2051	5,618,221
North Parkway Municipal Management Special Assessment RB for Major Improvements Project Series 2021 (NR/NR)(a)
940,000	3.625	09/15/2026	903,747
1,553,000	4.250	09/15/2031	1,464,600
4,700,000	4.750	09/15/2041	4,342,583
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
19,475,000	3.000	01/01/2046	15,420,874
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
8,500,000	5.000	01/01/2048	8,924,169
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(a)
1,650,000	2.750	01/01/2036	1,248,146
3,675,000	2.875	01/01/2041	2,560,858
11,125,000	3.000	01/01/2050	7,264,425
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(a)
9,995,000	4.000	01/01/2050	8,187,792
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(a)
4,125,000	6.000	01/01/2025	4,157,697
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(a)
29,500,000	4.100	01/01/2028	26,444,222

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
$175,000	5.750%	09/15/2036	$ 165,327
460,000	6.000	09/15/2046	417,282
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(a)
825,000	4.125	09/15/2039	740,916
3,275,000	4.375	09/15/2049	2,857,798
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
7,300,000	5.000	05/15/2045	6,946,306
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(c)
	(3M USD LIBOR + 0.70%)
4,965,000	1.925	12/15/2026	4,893,911
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
3,900,000	5.000	12/31/2050	3,920,398
3,900,000	5.000	12/31/2055	3,917,390
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (Baa3/NR)
5,000,000	6.750	06/30/2043	5,145,411
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
13,190,000	5.000	06/30/2058	13,059,385
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (Baa1/A-)
2,850,000	5.000	08/15/2042	2,899,045
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(a)
1,500,000	4.000	09/01/2043	1,223,997
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(a)
429,000	3.750	09/01/2042	333,904
410,000	4.000	09/01/2051	321,099
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(a)
1,353,000	5.875	09/01/2047	1,382,176
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(a)
1,400,000	5.000	09/01/2047	1,363,989
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000	09/01/2036	1,379,232
860,000	3.000	09/01/2037	717,959
625,000	3.000	09/01/2039	502,177
600,000	3.000	09/01/2040	475,758

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
$390,000	3.125%	12/01/2035	$ 315,491
457,000	3.375	12/01/2040	352,946
786,000	3.500	12/01/2047	581,445
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
500,000	4.000	12/01/2027	495,375
1,545,000	4.750	12/01/2035	1,534,271

			583,089,761

Utah – 0.7%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(a)
2,010,000	3.750	03/01/2041	1,609,769
7,125,000	4.000	03/01/2051	5,509,776
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)(a)
5,000,000	7.375	09/15/2051	4,151,589
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
5,695,000	7.100	08/15/2023	5,711,079
Coral Junction Public Infrastructure District Special Assessment Bonds Series 2022A-2 (NR/NR)(a)
2,350,000	5.500	06/01/2041	2,235,902
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(a)
10,250,000	5.500	02/01/2050	8,781,921
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(a)
1,954,000	7.875	08/15/2050	1,645,737
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
1,500,000	4.000	06/01/2036	1,274,087
800,000	4.000	06/01/2041	650,233
13,950,000	4.000	06/01/2052	10,531,300
Military Installation Development Authority RB Series 2021 A-2 (NR/NR)
2,500,000	4.000	06/01/2036	2,101,954
2,500,000	4.000	06/01/2041	1,980,382
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,180,000	3.625	02/01/2035	964,430
500,000	4.125	02/01/2041	401,614
500,000	4.375	02/01/2051	387,883
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)(a)
600,000	7.375	08/15/2051	487,441
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,625,000	4.250	03/01/2051	1,244,026
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(a)
6,365,000	5.750	06/15/2052	6,429,367
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(a)
3,630,000	4.250	07/15/2050	2,880,559

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR) (NR/NR)(a)
$1,220,000	4.250%	06/15/2051	$ 914,955
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR) (NR/NR)(a)
6,600,000	4.000	10/15/2061	4,607,859

			64,501,863

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	935,222
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(f)(g)
2,250,000	5.000	06/01/2027	2,246,024

			3,181,246

Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (Caa2/NR)(g)
6,080,000	5.000	10/01/2022	6,132,335
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
9,850,000	5.000	10/01/2039	9,079,009
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (A2/AA)
3,515,000	5.000	10/01/2039	3,625,997

			18,837,341

Virginia – 1.4%
Ablemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds Series 2022B (NR\NR)(e)
4,000,000	4.000	06/01/2054	3,295,967
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (NR/NR)(g)
2,700,000	5.000	10/01/2025	2,922,988
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
5,000,000	5.000	01/01/2050	4,952,024
5,000,000	5.000	01/01/2059	4,861,086
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
580,000	4.000	06/01/2041	471,419
940,000	4.000	06/01/2047	719,458
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000	04/01/2045	650,397
880,000	5.000	04/01/2049	914,702
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
10,940,000	6.706	06/01/2046	10,161,727

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(d)
$236,845,000	0.000%	06/01/2047	$ 60,451,347
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)(d)
34,250,000	0.000	06/01/2047	6,307,723
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
1,525,000	3.000	06/01/2041	1,157,052
1,050,000	4.000	06/01/2046	929,182
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
1,375,000	5.000	12/31/2047	1,404,591
520,000	5.000	12/31/2052	528,476
26,545,000	5.000	12/31/2056	26,932,467
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(f)(g)
1,000,000	5.000	07/01/2038	976,337

			127,636,943

Washington – 1.1%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
7,355,000	5.000	04/01/2030	7,384,451
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
4,000,000	5.000	08/01/2049	4,065,967
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,125,000	4.000	05/01/2050	1,019,922
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
16,450,000	5.000	07/01/2048	16,990,189
37,700,000	4.000	07/01/2058	33,381,902
35,975,000	5.000	07/01/2058	37,082,634
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(a)
1,350,000	5.000	01/01/2049	1,213,129
3,800,000	5.000	01/01/2055	3,352,608

			104,490,802

West Virginia – 0.5%
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 A (NR\NR)(a)
1,345,000	4.250	06/01/2042	1,077,583
2,350,000	4.500	06/01/2050	1,825,351
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 B (NR\NR)(a)
2,450,000	5.500	06/01/2032	2,190,107
2,725,000	6.000	06/01/2037	2,362,054

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
$955,000	3.000%	03/01/2035	$ 768,657
2,685,000	3.000	03/01/2037	2,101,474
2,020,000	3.250	03/01/2041	1,555,706
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(a)
2,725,000	4.125	06/01/2043	2,424,349
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)(a)
1,650,000	4.875	06/01/2043	1,451,864
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(f)(g)
3,250,000	5.000	07/01/2025	3,304,674
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(f)(g)
4,850,000	4.125	07/01/2025	4,815,679
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
6,120,000	5.000	01/01/2043	6,180,099
13,000,000	4.125	01/01/2047	11,460,892
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
1,650,000	5.000	09/01/2038	1,733,829
1,525,000	5.000	09/01/2039	1,599,802

			44,852,120

Wisconsin – 2.0%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (A2/AA)
900,000	5.000	07/01/2044	961,404
2,350,000	4.125	07/01/2049	2,294,825
1,300,000	5.000	07/01/2054	1,377,901
1,600,000	5.000	07/01/2058	1,695,878
Public Finance Authority Charter School RB Series 2021A (NR/NR)(a)
1,250,000	5.000	06/15/2051	977,239
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(a)
1,630,000	5.500	06/15/2052	1,567,551
2,700,000	5.750	06/15/2062	2,609,881
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(a)
250,000	4.000	06/15/2029	239,870
385,000	5.000	06/15/2039	377,659
495,000	5.000	06/15/2049	466,373
430,000	5.000	06/15/2054	400,241
Public Finance Authority Education RB for Uwharrie Charter Academy Project Series 2022A (NR/Ba2)(a)
1,400,000	5.000	06/15/2052	1,305,510
1,850,000	5.000	06/15/2057	1,691,023
1,850,000	5.000	06/15/2062	1,657,421

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Education RB Series 2022 (NR\NR)(a)
$3,925,000	5.000%	01/01/2057	$ 3,411,988
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
5,900,000	4.300	11/01/2030	5,955,622
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
760,000	4.000	07/01/2045	736,775
950,000	4.000	07/01/2050	906,083
1,185,000	4.000	07/01/2055	1,120,778
1,520,000	4.000	07/01/2059	1,433,431
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(a)
5,650,000	5.000	12/01/2055	5,260,765
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000	07/01/2061	3,133,702
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(a)
1,300,000	5.000	06/15/2054	1,211,883
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)(a)
520,000	4.000	07/01/2030	493,988
700,000	5.000	07/01/2040	691,817
1,875,000	5.000	07/01/2055	1,762,787
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(a)
300,000	5.000	06/01/2036	288,639
900,000	5.000	06/01/2051	803,046
1,075,000	5.000	06/01/2061	932,392
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(a)
3,100,000	5.250	03/01/2045	2,957,624
7,110,000	5.250	03/01/2055	6,627,755
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)(a)
10,400,000	4.500	06/01/2056	7,757,043
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(a)
41,995	5.500	12/01/2048	20,997
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(a)
85,207	7.250	12/01/2048	42,604
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(a)
12,925,000	5.625	06/01/2050	9,932,071
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(a)
14,840,000	6.500	06/01/2045	11,828,946
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200	12/01/2037	2,730,048
1,525,000	5.350	12/01/2045	1,572,592

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(a)
$4,470,000	6.000%	07/01/2031	$ 4,044,589
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(a)
565,000	5.000	04/01/2040	571,099
2,000,000	5.000	04/01/2050	1,996,865
Public Finance Authority RB for The Foundation of The University of North Carolina at Charlotte, Inc. Series 2021 A (NR/NR)(a)
2,825,000	4.000	09/01/2051	2,150,278
1,875,000	4.000	09/01/2056	1,391,142
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000	01/01/2045	1,323,655
1,900,000	3.000	01/01/2050	1,393,376
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(a)
1,950,000	5.000	06/01/2050	1,926,771
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
12,080,000	4.000	01/01/2052	10,227,090
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(a)
1,450,000	5.000	09/01/2049	1,219,371
1,360,000	5.000	09/01/2054	1,122,254
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(a)
9,950,000	4.500	07/01/2048	8,533,462
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(a)
3,205,000	6.125	10/01/2049	3,081,698
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB)(a)
1,020,000	5.000	10/01/2034	1,046,071
350,000	5.000	10/01/2039	357,001
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
575,000	5.000	11/15/2044	583,095
765,000	5.000	11/15/2049	771,045
Public Finance Authority Revenue and Revenue Refunding Bonds Series 2022 (NR\BB)(a)
900,000	4.000	04/01/2042	768,342
1,400,000	4.000	04/01/2052	1,117,836
Public Finance Authority Senior RB for Fargo-Moorhead Metropolitan Area Flood Risk Management Project Series 2021 (AMT) (NR/NR)
3,800,000	4.000	03/31/2056	2,973,239
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
3,250,000	5.250	07/01/2047	3,256,202
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(a)
4,315,000	4.000	07/01/2061	3,571,441

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)(a)
$1,875,000	5.250%	07/01/2061	$ 1,542,160
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
385,000	4.000	03/15/2040	341,400
1,115,000	5.000	03/15/2050	1,115,970
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000	3.000	02/01/2042	1,050,050
435,000	4.000	02/01/2045	419,383
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
950,000	4.000	12/01/2051	764,582
950,000	4.000	12/01/2056	746,740
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022B (NR/NR)(a)
32,525,000	6.000	02/01/2062	31,617,497

			180,259,856

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
32,340,000	3.625	07/15/2039	29,749,091

TOTAL MUNICIPAL BONDS (Cost $9,359,240,420)			$8,891,495,724

Corporate Bonds – 1.0%
Healthcare – Services – 0.2%
Prime Healthcare Foundation Inc Series (NR/NR)
$16,525,000	7.000%	12/01/27	$ 16,431,514
Tower Health Series (BB-/NR)
7,080,000	4.451	02/01/50	4,757,760

			21,189,274

Real Estate – 0.8%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
9,257,506	9.750	12/01/39	8,956,081
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(a)(j)
5,707,463	9.750	12/01/39	5,521,628
Benloch Ranch Improvement Association No. 2 (NR/NR)(a)(j)
29,700,000	10.000	12/01/51	27,342,117
Brixton Park Improvement Association No. 1 Series (NR/NR)(a)(j)
34,713,000	6.875	12/01/51	30,842,501

			72,662,327

TOTAL CORPORATE BONDS (Cost $100,822,501)			$ 93,851,601

TOTAL INVESTMENTS – 98.7% (Cost $9,460,062,921)			$8,985,347,325

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			118,962,619

NET ASSETS – 100.0%			$9,104,309,944

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Zero coupon bond until next reset date.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	When-issued security.

(f)	Variable Rate Demand Instruments - rate shown is that which is in effect on June 30, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on June 30, 2022.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CA MTG INS	— Insured by California Mortgage Association
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
USD	— United States Dollar
UT	— Unlimited Tax
WR	— Withdrawn Rating

GOLDMAN SACHS HiGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(2,819)	09/21/22	$(364,253,142)	$6,284,189
U.S. Treasury Ultra Bond	(1,093)	09/21/22	(172,354,650)	4,886,556

Total Futures Contracts				$11,170,745

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.542%	JPMorgan Chase Bank NA	03/20/2023	USD 9,000	$51,296	$(32,054)	$83,350
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.542	Bank of America NA	03/20/2023	4,000	22,798	(14,246)	37,044
California State Various Purpose GO Bonds Series 2003, 5.000%, 09/20/2023 (NR/NR)	1.000	0.893	JPMorgan Chase Bank NA	09/20/2023	15,000	138,127	(85,313)	223,440
California State Various Purpose GO Bonds Series 2003, 5.000%, 12/20/2023 (NR/NR)	1.000	1.076	Morgan Stanely Co., Inc.	12/20/2023	10,000	110,343	(41,689)	152,032
Illinois State GO Bonds, Series A, 5.000%, 12/20/2023	1.000	0.223	Morgan Stanely Co., Inc.	12/20/2023	10,000	(19,560)	(112,847)	93,287

TOTAL						$303,004	$(286,149)	$589,153

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.9%
Alabama – 1.3%
Black Belt Energy Gas District Gas Supply RB Series 2021A (Aa1/NR)(a)(b)
$365,000	4.000%	12/01/2031	$ 370,140
Black Belt Energy Gas District Gas Supply RB Series 2022 (NR/NR)(a)(b)
750,000	4.000	06/01/2027	772,232
County of Jefferson AL Sewer Revenue (NR/NR)(c)
125,000	0.000	10/01/2050	126,488
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
200,000	5.750	10/01/2049	209,716
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
125,000	5.000	10/01/2030	130,516
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
200,000	5.500	10/01/2053	209,984
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
30,000	6.500	10/01/2053	32,716
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
100,000	3.875	11/01/2027	89,568
100,000	4.250	11/01/2032	85,082
Southeast Energy Authority Commodity Supply RB Series 2021 B (A1\NR)(a)(b)
700,000	4.000	12/01/2031	696,897

			2,723,339

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB-)
100,000	4.000	06/01/2050	100,142
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB+)
5,000	0.500	06/01/2031	4,970

			105,112

American Samoa – 0.1%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(d)
100,000	2.470	09/01/2024	97,465
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(d)
100,000	3.720	09/01/2027	95,160

			192,625

Arizona – 1.3%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
	(3M USD LIBOR + 0.81%)
495,000	2.336	01/01/2037	465,459

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
$25,000	3.375%	07/01/2041	$ 22,004
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
180,000	4.500	01/01/2049	113,174
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
65,000	4.000	07/01/2051	53,246
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(d)
25,000	4.000	12/15/2051	19,961
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(d)
265,000	4.000	07/15/2041	224,303
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
250,000	5.000	07/01/2049	259,971
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
100,000	5.000	07/01/2045	106,554
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(d)
75,000	4.000	07/01/2041	63,576
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(d)
50,000	4.000	07/01/2026	49,440
150,000	4.375	07/01/2031	148,329
150,000	5.000	07/01/2044	148,287
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750	07/01/2043	86,300
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.000	05/15/2041	98,197
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
140,000	5.000	11/15/2042	146,468
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
50,000	4.000	02/15/2046	42,649
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(d)
40,000	4.000	07/01/2051	29,817
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(d)
25,000	5.125	10/01/2030	25,959

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
$425,000	5.000%	12/01/2037	$ 456,433

			2,560,127

Arkansas – 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000	4.250	07/01/2041	45,750
25,000	3.500	07/01/2046	18,672
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500	07/01/2038	98,534
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
50,000	5.000	06/01/2027	53,655

			216,611

California – 9.5%
Airport Commission of San Francisco International Airport RB Series 2018D (A/A1)
175,000	5.000	05/01/2048	181,051
Airport Commission of San Francisco International Airport RB Series 2019E (AMT) (A/A1)
315,000	5.000	05/01/2050	327,048
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA) (f)
200,000	0.000	08/01/2036	108,046
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(b)(e)
	(SIFMA Municipal Swap Index Yield + 0.30%)
500,000	1.080	04/01/2027	483,381
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(b)(e)
	(SIFMA Municipal Swap Index Yield + 0.41%)
350,000	1.190	04/01/2028	338,289
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)(g)
575,000	4.000	08/01/2028	581,449
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)(d)
150,000	4.000	02/01/2056	128,087
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
30,000	4.000	06/01/2049	29,770
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
50,000	4.000	06/01/2049	43,177
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
20,000	5.000	06/01/2049	20,454
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR) (f)
250,000	0.000	06/01/2055	46,912

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
$60,000	5.000%	06/01/2049	$ 61,294
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(f)
400,000	0.000	06/01/2055	42,113
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC – M@College Project Series 2020 A (Baa3/NR)
50,000	5.000	08/01/2045	50,461
California Health Facilities Financing Authority RB Series 2017A (BBB+/Baa2)
250,000	5.000	08/15/2042	256,809
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
100,000	4.000	07/01/2041	91,091
California Municipal Finance Authority RB Refunding for Eisenhower Medical Center Series 2017 A (Baa2/NR)
150,000	5.000	07/01/2047	151,790
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
825,000	5.000	12/31/2037	843,111
California Municipal Finance Authority Senior Lien RB Series 2018A (NR/NR)
125,000	5.000	12/31/2038	127,520
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-1 (NR\NR)
50,000	2.750	11/15/2027	45,226
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-2 (NR\NR)
75,000	2.125	11/15/2026	68,968
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
150,000	4.000	07/15/2029	141,371
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
55,000	5.000	06/15/2040	53,537
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(d)
250,000	6.250	04/01/2052	252,257
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(d)
100,000	5.000	10/01/2042	101,935
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(d)
35,000	3.000	10/01/2031	31,240
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (NR/BBB-)(d)
25,000	2.250	10/01/2023	24,847
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(d)
365,000	3.000	07/01/2030	322,944

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(d)
$260,000	4.000%	06/01/2031	$ 249,579
California School Finance Authority RB Refunding Series 2016 (NR/BBB)(d)
125,000	5.000	08/01/2046	127,398
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
125,000	4.000	09/01/2051	105,747
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	51,264
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB-)(d)
50,000	5.250	12/01/2043	50,068
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
550,000	5.500	12/01/2054	556,513
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)(g)
50,000	5.125	09/01/2042	50,417
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
190,000	1.750	09/01/2029	161,461
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
200,000	4.000	09/01/2050	171,427
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
50,000	4.000	09/01/2041	45,401
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(d)
50,000	4.000	09/01/2036	46,808
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
185,000	4.000	09/01/2033	178,359
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000	09/01/2046	220,094
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
50,000	4.000	09/01/2045	43,671
50,000	4.000	09/01/2051	42,372
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
25,000	4.000	09/01/2041	22,908
City of Los Angeles Department of Airports International Airport Subordinate RB 2022 Series A (AMT) (Aa3\AA-)
400,000	5.000	05/15/2030	448,950

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
$25,000	3.000%	09/01/2039	$ 19,504
City of Ontario Community Facilities District No. 53 Special Tax Bonds Series 2021 (NR/NR)
650,000	4.000	09/01/2042	586,543
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
250,000	5.250	04/01/2049	251,213
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
25,000	4.000	09/01/2036	23,880
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000	09/01/2031	87,596
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
500,000	4.000	09/02/2037	475,019
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	103,570
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	242,528
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	23,111
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
25,000	4.000	09/01/2050	21,645
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
25,000	4.000	09/01/2041	22,908
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(d)
150,000	3.000	08/01/2056	107,084
County of Los Angeles CA Community Facilities District NO 2021-01(g)
100,000	5.000	09/01/2047	100,955
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
100,000	4.000	09/01/2040	90,473
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
750,000	4.000	01/15/2046	689,231
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
700,000	3.850	06/01/2050	630,784
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(b)
300,000	5.000	06/01/2028	341,679

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Inland Empire Tobacco Securitization Authority RB Turbo Asset Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)(f)
$250,000	0.000%	06/01/2036	$ 101,009
Los Angeles Department of Airports Subordinated RB Refunding Series 2021 B (Aa3/AA-)
225,000	5.000	05/15/2038	249,058
225,000	5.000	05/15/2039	248,557
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (Aa3/AA-)
60,000	5.000	05/15/2030	65,204
Modesto Financing Authority Domestic Project RB 2007F (NATL) (AA-/AA-)(e)
	(3M USD LIBOR + 0.63%)
525,000	1.689	09/01/2037	502,561
Needles Unified School District GO Bonds 2011 B (AGM) (A2/AA)(c)
865,000	0.000	08/01/2041	675,288
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA) (f)
800,000	0.000	08/01/2031	557,543
50,000	0.000	08/01/2033	32,014
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	109,267
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
35,000	4.000	09/01/2046	29,110
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500	09/01/2037	18,057
125,000	4.000	09/01/2041	112,918
425,000	4.000	09/01/2050	365,436
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(e)
	(3M USD LIBOR + 0.55%)
1,200,000	1.609	06/01/2034	1,111,932
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2\NR)
740,000	4.000	07/01/2040	707,108
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-) (f)
300,000	0.000	07/01/2031	214,345
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A1/A)
400,000	5.000	05/01/2049	421,642
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A1/A)
500,000	4.000	05/01/2050	461,639
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A1/A)
200,000	4.000	05/01/2040	193,324
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 B (A1/A)
225,000	4.000	05/01/2038	224,191

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
$100,000	4.000%	08/01/2032	$ 95,404
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement District No. 1 Series 2018 B (Aa1/AA+)
100,000	4.000	08/01/2044	97,579
450,000	4.000	08/01/2050	438,487
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (Aa1/AA+)
550,000	4.000	08/01/2050	535,928
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
100,000	4.000	09/01/2050	86,945
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (NR/BBB-)
65,000	4.000	06/01/2049	65,136
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR) (f)
300,000	0.000	06/01/2060	43,175
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
50,000	2.500	09/02/2046	32,369
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000	09/01/2047	25,535

			19,165,099

Colorado – 3.0%
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350	12/01/2050	110,880
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875	12/15/2050	89,583
City of Denver Participation Notes Series 2008A1 (AA+/Aa1)(a)
700,000	0.370	12/01/2029	700,000
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
100,000	4.000	10/01/2056	78,777
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (NR/Baa3)
90,000	5.000	11/01/2049	89,962
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
200,000	4.000	09/01/2050	178,397
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
100,000	4.000	11/15/2043	98,696
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
100,000	4.000	01/01/2036	99,577

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Series 2019A-2 (A-/Baa1)
$885,000	4.000%	08/01/2049	$ 792,841
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A2/A)
250,000	5.000	12/01/2038	262,977
75,000	5.250	12/01/2048	78,860
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
350,000	5.000	10/01/2032	348,864
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (BBB-/Baa2)
225,000	5.000	12/01/2033	231,172
Denver Health & Hospital Authority RB Refunding Series 2019 A (NR/BBB)
500,000	5.000	12/01/2033	533,780
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A) (f)
20,000	0.000	09/01/2034	12,120
E-470 Public Highway Authority RB Series 2004 B (NATL) (A2/A) (f)
110,000	0.000	09/01/2030	81,198
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(d)
150,000	5.000	12/01/2032	153,580
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
500,000	4.250	12/01/2046	418,362
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
500,000	4.000	12/01/2041	411,197
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250	12/01/2051	767,265
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
65,000	5.000	12/01/2026	70,687
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
575,000	3.375	12/01/2030	498,529

			6,107,304

Connecticut – 0.4%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
25,000	5.500	08/01/2029	28,290
South Central Connecticut Regional Authority Water System RB 36 Series A-1 (AA-/NR)
200,000	4.000	08/01/2038	202,725
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/BBB) (NR/NR)
230,000	4.000	07/01/2041	205,389
State of Connecticut Special Tax Obligation Bonds for Transportation Insfrastructure 2021 Series D (Aa3\AA-)
375,000	4.000	11/01/2038	375,256

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(d)
$100,000	4.000%	04/01/2041	$ 86,384

			898,044

Delaware – 0.1%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
50,000	3.000	06/01/2032	42,720
50,000	4.000	06/01/2042	43,625
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
75,000	4.000	09/01/2041	67,576
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
100,000	4.000	07/01/2030	96,382

			250,303

District of Columbia – 1.4%
District of Columbia Private Activity RB Series 2022A (NR/NR)
100,000	5.500	02/28/2037	107,226
District of Columbia RB Refunding for KIPP DC Obligated Group Series 2017 B (NR/BBB+)
125,000	5.000	07/01/2037	130,002
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A3/A-)
55,000	6.500	05/15/2033	56,965
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2\AA+)(a)(b)
150,000	3.000	10/01/2027	147,923
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (AA-/Aa3)
1,500,000	5.000	10/01/2044	1,583,859
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
565,000	5.000	10/01/2039	614,797
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
125,000	3.000	10/01/2050	94,982

			2,735,754

Florida – 14.2%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	5.000	06/15/2032	200,389
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2031	87,218
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000	05/01/2051	409,340

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)
$250,000	4.000%	10/01/2046	$ 206,814
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
55,000	3.750	05/01/2029	52,542
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(d)
55,000	3.200	05/01/2041	42,258
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(d)
20,000	2.500	05/01/2026	18,422
50,000	3.200	05/01/2041	38,653
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
125,000	2.375	05/01/2026	114,171
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125	05/01/2041	18,946
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
40,000	3.625	06/01/2024	39,602
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
660,000	2.875	05/01/2031	552,991
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(d)
200,000	3.000	05/01/2031	169,998
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
40,000	6.000	11/01/2027	42,902
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	12/15/2040	81,602
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125	05/01/2031	426,262
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	4.800	06/15/2027	250,866
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
100,000	3.250	06/15/2042	75,868
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
95,000	5.875	07/01/2054	85,500
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
625,000	5.250	12/01/2058	583,962
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(d)
100,000	4.000	07/01/2051	73,764

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
$200,000	4.000%	08/01/2030	$ 199,427
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
100,000	4.000	12/01/2028	94,258
300,000	5.250	12/01/2043	291,719
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750	05/01/2031	195,472
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
30,000	4.250	05/01/2037	28,580
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350	05/01/2041	77,212
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(d)
100,000	3.375	05/01/2041	78,853
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(d)
100,000	3.700	05/01/2040	82,572
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	2.400	05/01/2026	181,255
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(d)
200,000	4.000	10/01/2051	147,859
City of Gainsville Variable Rate Utility System RB 2012 Series B (NR/Aa3)(a)
520,000	0.370	10/01/2042	520,000
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
145,000	4.000	11/01/2039	136,301
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
100,000	5.125	06/01/2042	100,039
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
125,000	3.250	09/01/2025	121,844
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
200,000	5.000	07/01/2050	208,486
Coddington Community Development District(d)(g)
260,000	5.000	05/01/2032	265,640
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000	05/01/2031	148,386
175,000	3.000	05/01/2035	140,300
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
100,000	3.500	12/15/2029	92,302

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$170,000	3.125%	05/01/2030	$ 148,905
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
40,000	5.000	09/01/2035	43,549
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
50,000	3.875	05/01/2027	47,590
50,000	4.250	05/01/2032	47,525
270,000	4.625	05/01/2042	251,392
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
340,000	4.250	05/01/2042	305,245
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	4.250	05/01/2027	199,990
260,000	4.750	05/01/2032	260,201
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(d)
190,000	2.700	05/01/2025	180,612
310,000	3.125	05/01/2030	271,720
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(d)
80,000	2.625	05/01/2025	76,226
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
345,000	3.750	05/01/2040	280,440
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
50,000	3.375	05/01/2041	39,519
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)(g)
235,000	4.875	05/01/2032	236,522
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	3.300	05/01/2041	38,870
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
75,000	3.625	05/01/2032	65,100
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000	05/01/2040	88,187
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600	05/01/2041	106,053
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
125,000	3.375	05/01/2032	108,423
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(d)
135,000	4.000	05/01/2040	118,898

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
$265,000	2.125%	05/01/2026	$ 241,361
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
760,000	4.000	08/15/2045	682,618
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500	05/01/2041	540,948
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
100,000	5.000	11/01/2039	97,825
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
195,000	5.000	05/01/2035	196,566
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(d)
100,000	6.375	01/01/2026	97,463
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(d)
100,000	5.000	07/01/2032	96,270
135,000	5.375	07/01/2042	127,045
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	06/01/2030	94,093
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	5.125	06/01/2040	95,977
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(d)
100,000	1.750	06/01/2026	91,699
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
100,000	4.000	06/01/2030	93,532
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(d)
100,000	7.375	01/01/2049	99,871
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(d)
100,000	4.000	06/30/2041	82,875
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
100,000	5.000	04/01/2028	109,233
Florida Development Finance Corporation RB Series 2021A-1 (NR\NR)(a)(b)(d)
400,000	6.750	08/15/2023	395,368
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
150,000	5.000	03/01/2047	151,051
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
110,000	3.700	11/01/2029	103,726

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Forest Lake Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
$110,000	4.750%	05/01/2027	$ 110,026
200,000	5.000	05/01/2032	197,847
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
165,000	2.950	05/01/2031	139,936
75,000	3.350	05/01/2041	58,435
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000	05/01/2030	95,268
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
35,000	3.750	11/01/2024	34,447
50,000	4.750	11/01/2039	48,365
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	11/01/2041	47,090
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750	05/01/2041	571,407
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
50,000	5.000	11/15/2036	50,231
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
100,000	3.500	11/01/2030	88,739
50,000	4.375	11/01/2049	43,934
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
45,000	4.200	05/01/2027	43,923
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450	05/01/2041	99,506
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
60,000	3.000	05/01/2036	54,528
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
60,000	2.875	05/01/2025	57,423
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
95,000	5.000	11/01/2048	93,194
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(d)
25,000	3.500	05/01/2031	22,154
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
180,000	2.375	05/01/2026	162,922
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000	05/01/2037	96,896

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$100,000	3.125%	05/01/2041	$ 74,777
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	81,805
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700	05/01/2031	83,479
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600	06/15/2041	40,582
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	76,491
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	88,053
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(d)
100,000	2.500	05/01/2025	94,794
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	113,434
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
100,000	4.000	05/01/2049	82,587
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
60,000	2.000	05/01/2028	54,119
70,000	2.000	05/01/2029	61,557
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
185,000	2.300	05/01/2026	169,442
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
100,000	4.750	11/01/2048	93,635
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	67,166
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	4.750	05/01/2032	97,617
50,000	5.000	05/01/2042	47,697
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
110,000	3.125	05/01/2025	105,954
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
75,000	3.250	05/01/2031	64,281

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
$50,000	3.450%	05/01/2041	$ 39,737
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
75,000	4.250	05/01/2042	67,334
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	3.250	05/01/2041	121,573
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
100,000	4.000	10/01/2038	100,813
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(d)
100,000	5.000	07/01/2037	95,529
100,000	5.250	07/01/2042	94,786
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
100,000	3.250	05/01/2032	84,028
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	78,505
100,000	4.000	05/01/2051	81,659
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375	11/01/2041	154,471
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
280,000	4.750	05/01/2027	277,014
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	05/01/2040	81,627
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
200,000	2.375	11/01/2026	178,963
330,000	2.875	11/01/2031	274,578
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
175,000	4.000	06/01/2036	151,870
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
30,000	3.250	05/01/2024	29,517
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
100,000	4.000	05/01/2036	96,699
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.150	11/01/2041	38,466
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750	05/01/2040	128,723

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
$100,000	3.550%	05/01/2041	$ 78,159
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
200,000	4.000	12/15/2051	163,534
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000	2.625	05/01/2034	170,890
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	103,527
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	89,317
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	3.000	05/01/2031	212,189
Preston Cove Community Development District Special Assessment RB Series 2022 (NR\NR)
675,000	3.600	05/01/2032	582,908
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
50,000	2.200	12/15/2026	44,859
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR\NR)
100,000	3.000	05/01/2036	79,358
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
90,000	3.300	05/01/2042	69,383
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR\NR)
310,000	3.125	05/01/2027	281,364
365,000	3.400	05/01/2032	309,334
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.450	11/01/2026	180,112
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000	2.625	05/01/2040	79,589
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
85,000	3.300	11/01/2041	65,387
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(d)
55,000	2.625	05/01/2025	52,187
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (NR/A1)
250,000	4.000	07/01/2048	234,578
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.750	05/01/2031	90,664

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
$50,000	3.750%	05/01/2040	$ 40,643
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
50,000	4.125	05/01/2032	47,247
75,000	4.500	05/01/2042	69,072
Seminole Improvement District Utilities RB Series 2022 (NR/NR)(g)
100,000	5.000	10/01/2032	100,000
Siena North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
50,000	4.000	06/15/2042	43,324
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR\NR)
100,000	3.000	06/15/2032	83,859
100,000	3.250	06/15/2042	79,581
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
235,000	4.000	05/01/2052	190,661
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500	05/01/2041	156,058
Somerset Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
435,000	4.000	05/01/2023	436,204
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250	06/15/2041	19,401
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
25,000	4.000	11/01/2031	24,290
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
100,000	4.000	12/15/2036	84,027
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000	08/01/2055	150,162
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
470,000	3.000	05/01/2031	391,567
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
50,000	3.500	06/15/2041	39,932
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(d)
130,000	3.000	11/01/2032	107,558
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(d)
50,000	3.300	11/01/2041	38,346

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$50,000	4.500%	06/15/2039	$ 47,243
Storey Creek Community Development District(g)
240,000	5.000	06/15/2032	243,933
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
100,000	3.000	06/15/2032	85,735
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(d)
25,000	2.875	06/15/2031	20,982
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(d)
60,000	3.750	06/15/2029	56,704
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450	05/01/2041	58,201
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	66,344
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
100,000	2.500	05/01/2025	94,930
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	46,651
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375	05/01/2041	39,188
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
50,000	3.300	12/15/2041	38,562
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
85,000	2.500	05/01/2026	77,911
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(d)
75,000	3.625	05/01/2040	60,913
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700	05/01/2031	447,202
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(d)
100,000	3.250	05/01/2030	87,165
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
390,000	2.375	11/01/2026	349,117
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
40,000	2.500	11/01/2026	36,287
50,000	3.000	11/01/2031	42,061
40,000	3.500	11/01/2041	31,468
50,000	4.000	11/01/2050	41,068

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
$100,000	3.375%	11/01/2030	$ 89,027
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
75,000	4.000	05/01/2042	65,030
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.125	05/01/2042	97,085
Two Rivers West Community Development District Special Assessment Bond Anticipation Note Series 2022 (NR\NR)
100,000	3.000	01/15/2023	99,319
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
85,000	3.375	05/01/2045	74,695
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625	05/01/2041	203,173
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(d)
25,000	3.600	05/01/2041	20,005
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	46,760
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	86,044
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
50,000	2.625	05/01/2024	48,796
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(d)
35,000	1.875	05/01/2025	32,846
50,000	2.625	05/01/2030	43,561
50,000	3.000	05/01/2035	41,624
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	2.550	05/01/2031	42,113
100,000	2.850	05/01/2036	80,372
100,000	3.000	05/01/2041	76,914
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	5.125	05/01/2042	97,442
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
45,000	3.450	05/01/2042	34,358
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR\NR)
670,000	4.000	05/01/2042	580,250
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750	05/01/2040	82,928

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
$125,000	4.000%	05/01/2040	$ 110,179
100,000	4.000	05/01/2051	81,868
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
100,000	2.400	05/01/2026	90,881
25,000	3.000	05/01/2031	21,068
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	48,662
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	05/01/2041	47,948
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500	05/01/2041	79,913
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250	05/01/2041	78,583
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
150,000	4.250	06/15/2039	139,185
Willow Walk Community Development District Special Assessment Series 2017 (NR/NR)
25,000	3.500	05/01/2023	24,875
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	2.400	05/01/2026	45,256
150,000	2.950	05/01/2031	124,761
75,000	3.350	05/01/2041	57,134
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
100,000	4.000	05/01/2042	86,712
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700	05/01/2040	82,687
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375	05/01/2041	19,523

			28,827,209

Georgia – 0.4%
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
35,000	2.375	01/01/2031	30,181
50,000	4.000	01/01/2036	45,731
80,000	4.000	01/01/2054	66,503
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
75,000	5.000	05/15/2049	78,901

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3\NR)(a)(b)
$500,000	4.000%	12/01/2029	$ 496,210
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
150,000	4.000	06/01/2045	139,940

			857,466

Guam – 0.8%
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
50,000	4.460	10/01/2043	43,245
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
25,000	3.625	02/01/2025	24,046
60,000	4.250	02/01/2030	58,271
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (BB/NR)
5,000	5.000	11/15/2022	5,055
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (NR/NR)
65,000	5.000	11/15/2022	65,837
Guam Government RB Refunding Series 2021 E (Ba1/NR)
275,000	3.250	11/15/2026	263,518
Guam Government RB Refunding Series 2021 F (Ba1/NR)
100,000	5.000	01/01/2029	105,411
600,000	4.000	01/01/2042	529,377
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
370,000	5.000	01/01/2050	385,700
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
75,000	5.000	07/01/2037	78,546
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
50,000	5.000	11/01/2035	51,813

			1,610,819

Hawaii – 0.6%
State of Hawaii Airports System RB Refunding Series 2018 D (A1/A+)
1,000,000	5.000	07/01/2034	1,112,715

Idaho – 0.1%
City of Boise Airport RB Refunding for Public Parking Facilities Project Series 2021 A (A1/NR)
155,000	5.000	09/01/2046	165,975

Illinois – 10.7%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
25,000	4.000	10/01/2043	23,721
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB) (f)
175,000	0.000	12/01/2027	142,505
220,000	0.000	12/01/2030	154,939

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
$245,000	0.000%	12/01/2029	$ 181,345
215,000	0.000	12/01/2030	151,418
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
100,000	0.000	12/01/2031	66,973
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
30,000	5.500	12/01/2026	32,632
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
295,000	0.000	12/01/2025	261,819
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
500,000	6.038	12/01/2029	510,676
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
100,000	7.000	12/01/2044	108,331
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
100,000	6.500	12/01/2046	107,990
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
455,000	5.000	12/01/2026	489,925
200,000	5.000	12/01/2028	217,721
100,000	5.000	12/01/2031	106,423
100,000	5.000	12/01/2032	106,105
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
200,000	5.000	12/01/2028	217,721
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
875,000	6.000	01/01/2038	939,315
Chicago Illinois GO Refunding Bonds Series 2020 A (NR/BBB+)
600,000	5.000	01/01/2032	627,065
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
55,000	5.000	01/01/2037	57,436
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A)
910,000	5.250	01/01/2035	973,925
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (Baa2/A)
55,000	5.000	11/01/2042	55,279
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
35,000	3.750	07/01/2041	28,079
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (BB/NR)
500,000	5.000	12/01/2025	518,867

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (AA/NR)
$450,000	5.000%	12/01/2029	$ 483,498
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR\BB)
750,000	4.000	12/01/2037	699,449
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (Ba1/WR/BBB+)
200,000	5.500	01/01/2037	206,083
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
50,000	5.000	01/01/2028	53,116
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
301,000	4.000	01/01/2028	299,230
826,000	4.000	01/01/2049	726,987
City of Chicago GO Refunding Bonds Series B (Ba1\BBB+)
1,000,000	5.765	01/01/2028	1,014,740
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
250,000	5.000	01/01/2044	255,835
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR\NR)
270,000	3.040	12/01/2028	245,756
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
100,000	6.125	04/01/2049	104,040
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
305,000	5.000	10/01/2033	324,380
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
200,000	5.000	09/01/2046	203,094
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
50,000	4.000	11/01/2051	42,918
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
25,000	5.000	05/15/2041	23,265
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000	5.000	05/15/2028	1,073,737
Illinois Finance Authority RB Series 2021 (NR\BB+)(d)
250,000	4.000	10/01/2042	212,808
Illinois State GO Bonds Series 2016 (BAM-TCRS) (NR/AA)
100,000	4.000	06/01/2041	94,171
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
35,000	4.500	12/01/2041	34,529
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
400,000	5.000	11/01/2029	425,805
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
1,000,000	5.000	11/01/2027	1,078,283
600,000	5.000	11/01/2028	643,022
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
750,000	5.000	05/01/2032	788,150
500,000	5.000	05/01/2042	512,955

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2020 (Baa2/BBB)
$1,000,000	5.500%	05/01/2030	$ 1,105,497
50,000	5.500	05/01/2039	53,630
290,000	5.750	05/01/2045	315,653
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
1,000,000	4.000	10/01/2041	923,253
175,000	4.250	10/01/2045	163,487
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
375,000	5.000	10/01/2031	396,550
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(f)
135,000	0.000	12/15/2032	87,236
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)(f)
35,000	0.000	12/15/2054	6,578
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
35,000	4.000	06/15/2050	30,280
785,000	5.000	06/15/2050	792,145
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (A-/Baa3)(f)
1,000,000	0.000	12/15/2034	584,496
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
30,000	4.000	06/15/2052	25,824
State of Illinois GO Bonds Series 2016 (BBB/Baa2)
1,000,000	4.000	06/01/2033	975,754
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
580,000	4.250	12/01/2040	556,417
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
30,000	3.250	11/01/2026	30,026

			21,672,887

Indiana – 0.4%
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (NON-AMT) (BB-/NR)
250,000	4.125	12/01/2026	248,201
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(a)(b)
35,000	2.100	11/01/2026	34,016
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Baa3/NR)
100,000	3.000	11/01/2030	90,465
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
50,000	2.520	11/15/2026	45,939
50,000	2.920	11/15/2027	45,477
50,000	3.210	11/15/2028	45,123
50,000	3.260	11/15/2029	44,777
50,000	3.300	11/15/2030	44,508
Indiana Municipal Power Agency RB Refunding Series 2016 A (A1/A+)
160,000	5.000	01/01/2042	169,914

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
$50,000	4.000%	09/01/2031	$ 51,309

			819,729

Iowa – 0.6%
City of Coralville GO Annual Appopriation Refunding Bonds Series 2022C (NR/NR)
575,000	5.000	05/01/2042	558,888
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)(a)(b)
300,000	4.000	12/01/2032	298,980
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)(g)
310,000	5.000	10/01/2034	325,203

			1,183,071

Kansas – 0.0%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
50,000	4.000	06/01/2036	44,568

Kentucky – 1.2%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(d)
200,000	4.450	01/01/2042	187,825
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
150,000	2.125	10/01/2034	121,511
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
150,000	2.000	02/01/2032	125,824
County of Trimble RB for Louisville Gas and Electric Co. Series 2016 A (AMT) (A1/A/A-2) (PUTABLE)(a)(b)(h)
250,000	1.300	09/01/2027	210,038
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
100,000	4.000	03/01/2046	89,724
90,000	4.000	03/01/2049	79,795
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
75,000	4.000	06/01/2045	70,812
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (NR/A)(a)(b)
1,000,000	4.000	06/01/2025	1,013,331
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
40,000	4.000	11/01/2046	39,781
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
100,000	4.000	10/01/2040	94,254

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
$500,000	2.000%	10/01/2033	$ 402,021

			2,434,916

Louisiana – 1.2%
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)(d)
275,000	4.450	06/01/2027	276,224
250,000	5.000	06/01/2032	252,628
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875	06/01/2031	594,847
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(d)
250,000	5.000	04/01/2035	253,328
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (Baa2/BBB)
125,000	3.500	11/01/2032	117,426
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(d)(g)
100,000	6.125	06/01/2037	99,848
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
100,000	4.000	10/01/2039	93,947
100,000	4.000	10/01/2041	92,808
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(d)
100,000	4.000	06/01/2041	85,232
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(d)
100,000	4.000	06/01/2041	85,232
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
200,000	5.000	01/01/2048	205,078
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (Baa3/BBB-) (PUTABLE)(a)(b)(h)
250,000	2.125	07/01/2024	241,863

			2,398,461

Maine – 0.7%
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
400,000	4.000	07/01/2045	383,788
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
300,000	5.000	07/01/2034	325,570
Maine Health and Higher Education Facilities Authority RB Series 2021A (AA/A1)
375,000	4.000	07/01/2037	373,890
325,000	4.000	07/01/2041	316,334

			1,399,582

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – 1.3%
City of Gaithersburg Economic Development Project RB Series 2022 (NR/NR)
$75,000	5.000%	01/01/2037	$ 73,411
100,000	5.125	01/01/2042	97,770
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
50,000	4.000	01/01/2040	50,487
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
250,000	4.000	01/01/2039	252,445
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
95,000	4.000	07/01/2040	85,593
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
200,000	3.997	04/01/2034	176,037
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
850,000	5.500	01/01/2046	879,127
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
865,000	4.000	01/01/2038	823,855
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
100,000	4.000	06/01/2046	87,719
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(d)
100,000	5.500	05/01/2042	99,039

			2,625,483

Massachusetts – 0.3%
Massachusetts Development Finance Agency RB for Merrimack College Series 2021 B (NR/BBB-)
55,000	4.000	07/01/2050	48,224
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(d)
120,000	5.000	07/15/2023	122,786
Massachusetts Port Authority RB Series 2019-C (AMT) (AA-/AA)
375,000	5.000	07/01/2034	405,300
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e)
	(3M USD LIBOR + 0.57%)
30,000	1.432	05/01/2037	28,232

			604,542

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – 2.2%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
$1,665,000	4.000%	04/01/2044	$ 1,331,630
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
205,000	5.500	04/01/2045	219,797
205,000	5.500	04/01/2050	218,739
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
45,000	5.000	04/01/2030	48,483
40,000	5.000	04/01/2032	42,631
45,000	5.000	04/01/2034	47,406
60,000	5.000	04/01/2036	62,730
50,000	5.000	04/01/2038	52,005
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
50,000	2.711	04/01/2026	46,476
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
250,000	5.000	07/01/2048	260,989
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
400,000	4.000	04/01/2044	319,911
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
100,000	5.000	05/15/2037	97,135
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
25,000	4.000	11/15/2031	23,201
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR\BBB-)
100,000	4.000	02/01/2042	89,822
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
100,000	5.000	11/15/2048	103,332
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (BBB+/NR)
225,000	5.000	06/01/2040	237,052
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
325,000	3.267	06/01/2039	275,261
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
60,000	5.000	06/01/2049	60,613
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR) (f)
4,505,000	0.000	06/01/2065	410,845
Michigan Strategic Fund Variable Rate Limited Obligation Green RB Series 2021 (Ba2\BB) (PUTABLE)(a)(b)(h)
300,000	4.000	10/01/2026	296,874
Star International Academy RB Refunding Series 2020 (NR/BBB)
100,000	5.000	03/01/2030	102,876
100,000	5.000	03/01/2033	101,798

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Universal Academy RB Refunding Series 2021 (NR/BBB-)
$50,000	4.000%	12/01/2031	$ 47,950

			4,497,556

Minnesota – 0.6%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
75,000	4.000	07/01/2031	70,191
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
100,000	4.250	02/15/2048	93,749
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
380,000	4.000	06/15/2037	356,663
390,000	4.000	06/15/2038	363,445
250,000	4.000	06/15/2039	231,496
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
100,000	4.000	07/01/2031	95,836
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
25,000	4.000	03/01/2032	23,303

			1,234,683

Mississippi – 0.4%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2\BBB) (PUTABLE)(a)(b)(h)
375,000	2.650	04/01/2027	359,019
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
200,000	2.375	06/01/2044	134,731
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(d)
100,000	5.000	10/01/2033	104,949
200,000	4.000	10/01/2041	177,466
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(h)
75,000	1.600	06/16/2025	71,836

			848,001

Missouri – 0.3%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
50,000	4.000	03/01/2041	43,864
Industrial Development Authority of The City of St Louis Missouri (The)(g)
100,000	5.000	05/15/2041	100,051
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
25,000	3.500	11/01/2040	21,358
25,000	4.250	11/01/2050	20,385

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
$25,000	4.000%	08/01/2036	$ 23,458
25,000	4.000	08/01/2041	22,840
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
100,000	5.000	04/01/2048	106,669
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(h)
250,000	3.500	07/01/2025	250,781

			589,406

Nebraska – 0.4%
Central Plans Energy Project Gas Supply Revenue Refunding Bonds Series 2019 (NR/AA-)(a)(b)
700,000	4.000	08/01/2025	719,092

Nevada – 0.7%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125	06/01/2051	32,819
Clark County LT GO Stadium Improvement Bonds Series 2018A (AA+/NR)
500,000	5.000	05/01/2048	536,355
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
300,000	5.000	07/01/2037	328,593
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
460,000	4.000	07/01/2049	453,834
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	101,056

			1,452,657

New Hampshire – 0.8%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/NR)
500,000	3.000	08/15/2046	395,509
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (AMT) (NR/A-)
400,000	4.000	12/01/2028	400,300
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
225,000	4.000	01/01/2041	198,554
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-) (PUTABLE)(a)(b)(h)
40,000	2.800	10/02/2023	40,232
New Hampshire Health and Educational Facilities Authority RB Series 2005A-2 (A+/Aa3)(a)
510,000	0.370	07/01/2035	510,000

			1,544,595

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – 3.9%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
$40,000	5.000%	03/01/2032	$ 43,739
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
125,000	4.000	07/01/2047	117,491
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (A1/AA)
25,000	4.000	08/01/2046	23,612
50,000	4.000	08/01/2051	45,906
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (Baa3/BB+)
100,000	4.000	07/01/2032	100,423
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
450,000	4.000	06/15/2046	414,531
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(b)
300,000	5.500	12/15/2026	341,001
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (Ba3/B+)
200,000	5.250	09/15/2029	202,302
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (Ba3/B+)
100,000	5.625	11/15/2030	101,504
New Jersey Economic Development Authority Transit Project Bonds 2020 Series A (BBB/BBB+)
1,455,000	4.000	11/01/2038	1,431,750
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
25,000	5.000	07/01/2035	26,575
100,000	5.000	07/01/2045	104,218
New Jersey Health Care Facilities Financing Authority RB for St.. Joseph’s Healthcare System Obligated Group Issue Series 2016 (BBB-/Baa3)
325,000	5.000	07/01/2041	329,979
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
215,000	5.000	12/15/2033	228,152
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (Baa1/BBB) (f)
1,000,000	0.000	12/15/2035	549,036
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB) (f)
200,000	0.000	12/15/2026	171,838
120,000	0.000	12/15/2032	77,305
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
20,000	5.000	06/15/2046	20,398

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A2/AA)(f)
$1,000,000	0.000%	12/15/2032	$ 673,892
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
190,000	0.000	12/15/2027	157,613
240,000	0.000	12/15/2030	173,240
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(f)
155,000	0.000	12/15/2033	94,719
235,000	0.000	12/15/2038	108,758
40,000	0.000	12/15/2039	17,432
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
90,000	4.000	12/15/2031	91,438
140,000	5.000	12/15/2032	149,306
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
75,000	3.000	06/15/2050	55,392
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
400,000	3.500	06/15/2046	332,811
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)(f)
110,000	0.000	12/15/2032	70,863
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (BBB+/A3)
1,000,000	5.000	12/15/2028	1,089,444
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
20,000	5.000	01/01/2037	20,851
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
100,000	5.000	01/01/2048	101,049
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
250,000	5.000	06/01/2046	249,988
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(d)
200,000	6.750	12/01/2041	172,914

			7,889,470

New Mexico – 0.4%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
400,000	1.800	04/01/2029	344,895
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR\NR)(d)
500,000	4.250	05/01/2040	421,821

			766,716

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – 10.5%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
$125,000	1.625%	11/01/2025	$ 116,402
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
110,000	4.000	06/15/2029	108,988
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(d)
100,000	5.000	12/01/2041	99,621
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	06/15/2041	85,108
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(d)
100,000	4.000	06/15/2027	93,210
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(d)
100,000	6.500	07/01/2032	105,211
150,000	6.500	07/01/2042	153,537
100,000	6.500	07/01/2052	101,428
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(d)
100,000	9.750	07/01/2032	100,151
City of New York GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa2)(a)
600,000	0.350	03/01/2040	600,000
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(d)
100,000	5.000	07/01/2040	101,248
100,000	5.000	07/01/2051	99,544
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (AA+/NR)
500,000	4.000	03/15/2039	494,668
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d) (f)
800,000	0.000	06/01/2060	42,208
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (BBB+/NR)
250,000	5.000	12/01/2041	257,867
Metropolitan Tranportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3\BBB+)
500,000	4.000	11/15/2047	444,167
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
1,415,000	5.250	11/15/2056	1,452,134
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
75,000	4.750	11/15/2045	75,879
75,000	5.000	11/15/2050	77,247
75,000	5.250	11/15/2055	77,938
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (A3/BBB+)
100,000	5.000	11/15/2044	103,715

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
$185,000	4.000%	11/15/2050	$ 162,241
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
100,000	5.000	11/15/2028	107,997
100,000	5.000	11/15/2029	108,438
100,000	5.000	11/15/2030	108,519
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
175,000	5.250	11/15/2031	186,269
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/BBB+)
250,000	5.000	11/15/2032	262,957
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
200,000	5.250	11/15/2028	212,971
Metropolitan Transportation Authority RB Series 2012 B (A3/BBB+)
200,000	4.000	11/15/2029	200,175
Metropolitan Transportation Authority RB Series 2013 B (A3/BBB+)
100,000	5.000	11/15/2022	101,161
Metropolitan Transportation Authority RB Series 2019 D-1 (MIG2/SP-2)
500,000	5.000	09/01/2022	502,687
Metropolitan Transportation Authority Transportation RB Series 2015B (BBB+/A3)
340,000	5.250	11/15/2055	348,958
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3\BBB+)
325,000	4.000	11/15/2045	291,655
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR) (f)
2,255,000	0.000	06/01/2060	113,375
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
275,000	3.000	01/01/2046	212,080
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
75,000	3.000	03/01/2036	66,280
50,000	4.000	03/01/2045	47,157
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
50,000	4.000	03/01/2045	45,812
New York City Water & Sewer System RB for Second General Resolution Series 2018 BB (Aa1/AA+)
200,000	5.000	06/15/2046	214,303
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(f)
3,500,000	0.000	06/01/2060	167,165
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
100,000	3.500	02/15/2048	98,013

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(d)
$1,090,000	5.000%	11/15/2044	$ 1,059,905
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
1,000,000	4.000	03/15/2038	987,258
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
200,000	4.000	07/01/2035	192,560
225,000	4.000	07/01/2040	210,197
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
100,000	4.000	07/01/2031	98,549
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
200,000	5.000	07/01/2035	198,518
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000	09/01/2037	229,220
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
200,000	4.000	07/01/2048	184,500
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
100,000	3.000	03/15/2038	86,918
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
250,000	2.750	09/02/2025	236,962
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
150,000	1.100	05/01/2027	135,063
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
75,000	4.000	12/01/2040	74,236
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
25,000	5.000	01/01/2023	25,188
150,000	5.000	01/01/2027	154,507
200,000	5.000	01/01/2028	206,107
45,000	5.000	01/01/2029	46,127
200,000	5.000	01/01/2030	204,898
545,000	5.000	01/01/2031	556,246
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
130,000	4.000	10/01/2030	126,166
20,000	5.000	10/01/2035	20,227
585,000	5.000	10/01/2040	588,543
845,000	4.375	10/01/2045	772,789
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
25,000	2.500	10/31/2031	20,864
25,000	4.000	10/31/2034	23,114
135,000	4.000	10/31/2041	118,158

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
$490,000	5.000%	12/01/2026	$ 519,116
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
25,000	5.000	12/01/2034	26,401
25,000	5.000	12/01/2035	26,351
75,000	5.000	12/01/2036	78,845
50,000	5.000	12/01/2037	52,422
95,000	5.000	12/01/2038	99,642
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
1,390,000	5.250	01/01/2050	1,424,899
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
210,000	5.250	08/01/2031	218,415
15,000	5.375	08/01/2036	15,948
New York Transportation Development Corp. Special Facility RB Series 2021 (NR\NR)
550,000	3.000	08/01/2031	502,049
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
500,000	5.000	08/01/2026	496,907
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000	07/01/2044	94,017
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (Aa3/A+)
500,000	4.000	07/15/2051	461,633
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
130,000	5.000	09/01/2034	141,785
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
500,000	5.000	05/01/2026	534,719
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
325,000	4.250	05/01/2052	306,659
285,000	5.000	05/01/2052	295,523
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
1,000,000	4.000	03/15/2047	972,604
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
200,000	4.000	06/01/2050	184,011

			21,357,250

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – 0.4%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB) (PUTABLE)(a)(b)(h)
$75,000	1.375%	06/16/2025	$ 70,890
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (AA/Baa2)
275,000	5.500	07/01/2047	301,367
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
50,000	4.000	09/01/2041	46,506
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000	03/01/2036	63,454
100,000	4.000	03/01/2051	73,328
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
50,000	4.000	09/01/2041	44,447
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (NR/AA)
225,000	5.000	01/01/2035	248,375

			848,367

Ohio – 2.6%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
50,000	4.000	06/01/2039	48,425
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
1,355,000	5.000	06/01/2055	1,275,907
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR) (f)
1,800,000	0.000	06/01/2057	230,944
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
310,000	5.375	05/15/2037	313,408
County of Cuyahoga Hospital RB Series 2017 (Baa3\BBB-)
250,000	5.000	02/15/2052	251,015
County Of Franklin Healthcare Facilities Refunding Rb Series 2022 (NR/BBB) (NR/NR)
200,000	4.000	07/01/2040	176,235
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
100,000	5.250	11/15/2040	97,804
County of Franklin RB Series OH 2019A (Aa3\AA-)
225,000	4.000	12/01/2044	212,601
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A2/A+)
375,000	5.000	08/01/2049	390,668
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
20,000	5.000	02/15/2042	20,346
20,000	5.500	02/15/2057	20,639

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
$150,000	2.000%	12/01/2031	$ 130,138
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750	12/01/2038	138,480
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
175,000	5.000	12/01/2035	181,021
125,000	5.000	12/01/2051	125,249
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(h)
250,000	4.250	06/01/2027	253,084
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(h)
750,000	4.250	06/01/2027	755,922
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
100,000	5.000	12/01/2042	100,472
100,000	5.000	12/01/2045	99,722
Ohio State Higher Education Facilities RB Series 2020 (NR/NR)
100,000	5.000	01/15/2050	101,313
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
100,000	4.375	06/15/2026	92,592
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(d)
100,000	4.250	12/01/2050	80,910
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(d)
100,000	6.500	12/01/2030	91,108
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
175,000	4.000	01/01/2038	154,900

			5,342,903

Oklahoma – 0.3%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
35,000	5.000	08/15/2038	32,543
425,000	5.500	08/15/2057	385,495
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
100,000	5.000	06/01/2025	102,213

			520,251

Oregon – 0.4%
City of Medford Asante Health System Obligated Group Hospital Facilities Authority Revenue Refunding Bond Series 2020A (A+/NR)
500,000	5.000	08/15/2025	533,888

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
$175,000	4.000%	08/15/2050	$ 163,628
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
25,000	1.750	11/15/2026	23,158
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
125,000	5.000	11/15/2051	104,532

			825,206

Pennsylvania – 1.6%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A2/NR)
125,000	4.000	01/01/2039	119,062
100,000	4.000	01/01/2040	95,050
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (BBB-/NR)
90,000	5.250	09/01/2035	90,692
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
100,000	1.830	05/01/2023	97,613
100,000	2.100	05/01/2024	95,360
75,000	5.000	05/01/2029	80,488
50,000	5.000	05/01/2030	53,916
50,000	5.000	05/01/2031	54,016
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
100,000	4.000	11/01/2047	75,406
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (BB+/NR)
275,000	4.000	07/01/2051	205,094
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
100,000	5.000	05/01/2047	103,244
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
100,000	4.000	03/01/2042	84,585
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(d)
100,000	5.875	10/15/2040	106,148
200,000	6.250	10/15/2053	214,083
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000	03/01/2040	94,498
Lancaster County Hospital Authority RB Series 2020 (NR\NR)
250,000	5.000	03/01/2050	227,057
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
250,000	4.000	03/01/2038	221,553
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
100,000	5.000	11/15/2045	104,225

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
$100,000	4.000%		07/01/2033	$ 95,786
55,000	4.000		07/01/2041	50,069
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
260,000	1.100		11/02/2026	229,179
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
80,000	5.250		12/01/2044	88,265
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(d)
140,000	5.000		06/15/2030	141,863
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
95,000	5.000		07/01/2033	99,106
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000		10/01/2049	92,444
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
290,000	5.000		11/01/2040	268,042
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
50,000	5.000		07/01/2030	54,511

				3,241,355

Puerto Rico – 8.4%
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(d)
250,000	5.000		07/01/2035	253,615
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(d)
850,000	5.000		07/01/2047	853,327
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (WR/NR)
25,000	4.250		07/01/2025	25,000
130,000	5.125		07/01/2037	130,000
60,000	5.750		07/01/2037	60,000
85,000	5.250		07/01/2042	85,000
Puerto Rico Commonwealth GO Bonds (NR\NR)*(a)(c)(i)
734,631	0.000		11/01/2043	365,479
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)*(a)(c)(i)
148,470	0.000		11/01/2051	63,842
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
339,454	5.250		07/01/2023	345,605
75,744	0.000	(f)	07/01/2024	69,322
163,993	5.375		07/01/2025	170,271
162,509	5.625		07/01/2027	172,871
159,871	5.625		07/01/2029	171,663

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR) – (continued)
$155,281	5.750%		07/01/2031	$ 169,577
514,493	0.000	(f)	07/01/2033	288,983
322,248	4.000		07/01/2033	295,254
132,356	4.000		07/01/2035	118,533
223,596	4.000		07/01/2037	197,823
479,448	4.000		07/01/2041	414,724
435,624	4.000		07/01/2046	365,485
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
670,000	5.250		07/01/2038	670,043
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
275,000	5.250		07/01/2036	280,112
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
250,000	5.050		07/01/2042	211,875
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
150,000	7.000		07/01/2040	132,375
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
100,000	5.250		07/01/2031	84,750
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
165,000	5.000		07/01/2028	139,838
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
100,000	5.000		07/01/2032	84,750
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
300,000	5.250		07/01/2040	254,250
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
145,000	4.250		07/01/2020	121,256
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
115,000	5.250		07/01/2032	117,387
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
200,000	5.250		07/01/2034	204,080
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
250,000	5.500		07/01/2029	260,961
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
435,000	5.500		07/01/2026	458,011
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
165,000	5.500		07/01/2026	90,750
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series 2019A-2B (NR/NR) (NR/NR)
325,000	4.550		07/01/2040	313,058
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series A-2 (NR/NR)
70,000	4.329		07/01/2040	65,735

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
$16,000	0.000%	07/01/2024	$ 14,876
27,000	0.000	07/01/2027	22,348
91,000	0.000	07/01/2029	68,579
525,000	0.000	07/01/2033	315,731
57,000	0.000	07/01/2046	15,330
2,243,000	0.000	07/01/2051	446,020
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
2,906,000	4.329	07/01/2040	2,728,937
15,000	4.536	07/01/2053	13,998
15,000	4.784	07/01/2058	14,328
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
245,000	4.500	07/01/2034	246,050
37,000	4.550	07/01/2040	35,641
2,025,000	4.750	07/01/2053	1,945,650
3,085,000	5.000	07/01/2058	3,032,492

			17,005,585

South Carolina – 0.5%
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(d)
100,000	3.625	11/01/2031	83,731
100,000	3.750	11/01/2036	78,296
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(d)
100,000	5.125	06/15/2042	90,113
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
75,000	5.000	04/15/2035	83,559
175,000	4.000	04/15/2036	174,657
795,000	3.000	04/15/2049	591,004

			1,101,360

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
50,000	4.000	08/01/2051	41,730

Tennessee – 0.3%
City of Clarksville RB for Water Sewer & Gas Series 2021 A (Aa2/NR)
400,000	4.000	02/01/2051	392,846
Tennergy Corp. Gas Supply RB Series 2021A (A1\NR)(a)(b)
255,000	4.000	09/01/2028	256,418

			649,264

Texas – 7.4%
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
100,000	5.625	08/15/2052	94,664
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
25,000	5.000	08/15/2025	25,657

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 B (NR/BB)
$25,000	2.950%	08/15/2022	$ 24,943
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (NR/B)
35,000	5.000	01/01/2023	35,196
Central Texas Regional Mobility Authority RB for Senior Lien Series 2020 E (A3/A-)
550,000	5.000	01/01/2035	592,166
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
360,000	5.000	01/01/2027	383,835
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(d)
301,000	3.750	09/15/2031	251,613
157,000	4.500	09/15/2031	141,509
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.375	09/01/2041	39,168
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(d)
50,000	4.250	09/01/2041	42,190
55,000	4.500	09/01/2050	45,417
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	4.875	09/01/2042	92,207
City of Celina Special Assessment RB Series 2022 (NR\NR)(d)
100,000	3.625	09/01/2032	85,363
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(d)
428,000	4.625	09/01/2027	419,522
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(d)
100,000	3.375	08/15/2030	87,094
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.375	08/15/2031	85,082
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(d)
75,000	4.250	08/15/2042	67,029
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	3.625	09/15/2027	94,156
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(d)
100,000	2.625	09/01/2026	90,001
City of Houston Airport System Special Facilities RB Series 2021B-1 (AMT) (NR\NR)
300,000	4.000	07/15/2041	255,536
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
519,000	3.625	09/01/2041	398,594

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(d)
$100,000	3.500%	09/01/2041	$ 76,525
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(d)
100,000	3.875	09/01/2041	79,302
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(d)
100,000	3.375	09/01/2031	83,486
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)(d)
200,000	4.125	09/01/2041	178,012
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500	09/15/2039	368,431
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(d)
430,000	5.000	09/15/2027	424,559
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500	09/15/2035	39,052
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.875	09/15/2041	80,474
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(d)
265,000	2.750	09/01/2031	219,195
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(d)
100,000	5.750	09/15/2032	98,104
100,000	5.500	09/15/2042	97,027
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(d)
100,000	5.500	09/15/2042	97,027
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(d)
350,000	5.375	09/15/2027	348,718
410,000	5.625	09/15/2032	407,452
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.375	09/15/2051	98,526
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.000	09/15/2051	98,046
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(d)
52,000	4.250	09/01/2042	46,653
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(d)
129,000	2.875	09/01/2025	123,412

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
$100,000	4.875%	09/01/2039	$ 96,334
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(d)
25,000	3.375	09/01/2041	19,200
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(d)
230,000	2.750	09/01/2025	219,072
100,000	3.750	09/01/2040	81,452
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	37,517
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(d)
409,000	3.375	09/15/2041	308,890
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(d)
100,000	2.625	09/15/2025	94,070
50,000	3.375	09/15/2030	43,859
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(d)
100,000	3.250	09/15/2030	86,023
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)(d)
291,000	4.625	09/01/2032	275,598
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(d)
234,000	2.625	09/15/2026	210,362
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(d)
302,000	5.125	08/15/2032	301,747
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	38,035
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
25,000	2.500	10/01/2031	20,750
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)
100,000	3.500	10/01/2031	83,856
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
50,000	4.000	10/01/2041	50,595
50,000	4.000	10/01/2046	49,345
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(d)
100,000	4.500	09/01/2041	83,109
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	5.000	08/15/2044	88,506

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
$75,000	3.125%	08/15/2036	$ 58,740
70,000	3.250	08/15/2041	52,331
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
175,000	5.000	05/15/2030	192,060
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
200,000	5.000	07/15/2028	201,757
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
100,000	5.000	07/15/2027	101,401
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
150,000	5.000	07/15/2027	152,102
Houston Airport System Subordinate Lien RB Series 2020 A (AMT) (A1/A)
540,000	4.000	07/01/2047	505,228
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
320,000	2.250	09/01/2030	268,119
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
35,000	5.000	05/15/2030	39,648
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(d)
100,000	4.625	10/01/2031	101,629
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
100,000	5.250	02/15/2030	99,852
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(d)
75,000	4.000	08/15/2036	67,469
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
100,000	4.000	11/01/2055	82,177
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
225,000	5.500	01/01/2057	191,492
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(d)
200,000	3.000	09/15/2026	186,523
300,000	3.625	09/15/2031	264,267
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
50,000	4.000	01/01/2040	49,324
50,000	4.000	01/01/2041	49,132
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A1/A+)
345,000	5.000	01/01/2037	369,634

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(d)
$100,000	1.875%	01/01/2026	$ 92,098
150,000	2.500	01/01/2030	127,574
175,000	3.000	01/01/2050	114,272
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(d)
500,000	4.100	01/01/2028	448,207
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (A3/BBB+)
535,000	5.000	12/15/2032	570,182
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
200,000	5.000	12/31/2055	200,892
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
600,000	5.000	06/30/2058	594,058
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(d)
820,000	2.625	09/01/2026	731,623
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(d)
281,000	2.875	09/01/2031	226,951
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
100,000	3.000	09/01/2034	86,724
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	42,243
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
285,000	2.000	08/15/2028	253,018

			15,023,990

Utah – 1.3%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(d)
500,000	3.500	03/01/2036	413,502
Salt Lake City International Aiport RB Series 2018A (AMT) (A/A2)
500,000	5.250	07/01/2048	524,823
Salt Lake City International Airport RB Series 2021A (AMT’) (A/NR)
1,500,000	4.000	07/01/2051	1,393,712
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(d)
250,000	5.750	06/15/2052	252,528

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(d)
$100,000	4.000%	07/15/2037	$ 84,977

			2,669,542

Vermont – 0.1%
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(d)
150,000	5.000	06/01/2027	149,735

Virginia – 0.5%
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(f)
300,000	0.000	06/01/2047	76,571
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
25,000	4.000	06/01/2036	23,689
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100	12/01/2045	211,973
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
50,000	5.000	12/31/2049	50,964
200,000	5.000	12/31/2056	202,919
Virginia Small Business Financing Authority Senior Lien Revenue and Refunding Bonds Series 2022 (AMT) (Baa1\NR)
125,000	5.000	12/31/2047	129,665
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR\BBB-)
300,000	4.000	01/01/2048	266,510

			962,291

Washington – 2.2%
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (AA+/Aa1)
125,000	4.000	09/01/2036	130,746
150,000	4.000	09/01/2037	155,754
King County Multi-Modal LT GO Refunding Bonds (AAA/Aaa)(a)
1,000,000	0.370	01/01/2046	1,000,000
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
1,000,000	5.000	04/01/2030	1,004,004
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A1/A+)
200,000	5.000	04/01/2038	212,057
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1\A+)
700,000	4.000	08/01/2041	647,277
Port of Seattle WA RB Series 2018 (A+/A1)
220,000	5.000	05/01/2043	234,179
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
200,000	5.000	07/01/2025	211,503

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (AA+/Aaa)
$750,000	4.000%	07/01/2026	$ 800,150
Washington State Convention Center Public Facilities District Lodging Tax RB Series 2018 (BAM-TCRS) (Baa3/AA)
120,000	4.000	07/01/2058	106,255

			4,501,925

West Virginia – 0.4%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(d)
100,000	4.125	06/01/2043	88,967
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(a)(b)
100,000	4.125	07/01/2025	99,292
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(h)
500,000	3.000	06/18/2027	489,241
West Virginia GO Bonds Bid Group 2 Series 2019 A (Aa2/AA-)
100,000	5.000	12/01/2043	108,924

			786,424

Wisconsin – 1.5%
Public Finance Authority Charter School RB Series 2021A (NR/NR)(d)
510,000	5.000	06/15/2041	429,771
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(d)
360,000	5.000	06/15/2032	352,540
Public Finance Authority Education RB Series 2022 (NR\NR)(d)
100,000	5.000	01/01/2042	93,049
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
190,000	4.300	11/01/2030	191,791
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
25,000	5.000	07/01/2038	26,287
25,000	5.000	07/01/2041	26,061
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(d)
50,000	5.000	12/01/2045	47,642
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(d)
100,000	5.000	06/01/2061	86,734
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	03/01/2030	93,335
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(d)
250,000	5.625	06/01/2050	192,110
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(d)
290,000	6.500	06/01/2045	231,159

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(d)
$100,000	6.000%	07/01/2031	$ 90,483
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(d)
100,000	5.000	04/01/2040	101,080
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(d)
150,000	4.500	07/01/2048	128,645
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(d)
25,000	6.125	10/01/2049	24,038
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
205,000	5.000	11/15/2041	215,419
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(d)
50,000	4.000	07/01/2041	45,577
150,000	4.000	07/01/2051	129,012
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
50,000	3.000	12/01/2031	43,078
75,000	4.000	12/01/2041	64,742
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3\AA)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.18%)
175,000	0.960	07/01/2026	175,000
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/(P)BBB-)
200,000	5.000	02/01/2042	204,605

			2,992,158

TOTAL MUNICIPAL BONDS
(Cost $219,927,635)			$198,273,253

Corporate Bonds – 0.8%
Real Estate – 0.8%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
$76,100	9.750%	12/01/39	$ 73,621
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(d)(j)
76,100	9.750	12/01/39	73,622
Benloch Ranch Improvement Association No. 2 (NR/NR)(d)(j)
700,000	10.000	12/01/51	644,427
Brixton Park Improvement Association No. 1 Series (NR/NR)(d)(j)
1,000,000	6.875	12/01/51	888,500

			1,680,170

TOTAL CORPORATE BONDS (Cost $1,820,321)			$ 1,680,170

TOTAL INVESTMENTS – 98.7% (Cost $221,747,956)			$199,953,423

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			2,581,283

NET ASSETS – 100.0%			$202,534,706

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Zero coupon bond until next reset date.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	When-issued security.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on June 30, 2022.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
COPS	— Certificates of Participation
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LT	— Limited Tax
NR	— Not Rated
RB	— Revenue Bond
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
TCRS	— Transferable Custody Receipts
USD	— United States Dollar
UT	— Unlimited Tax
WR	— Withdrawn Rating

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS – At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(82)	09/21/22	$(10,595,215)	$182,496
U.S. Treasury Ultra Bond	(29)	09/21/22	(4,572,211)	128,867

Total Futures Contracts				$311,363

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.9%
Alabama – 1.1%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (Aa1/AA)
$3,385,000	5.000%	05/01/2023	$ 3,478,129
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A1/NR)(a)(b)
44,135,000	4.000	12/01/2025	44,748,106
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (A2/AA)
190,000	5.000	08/01/2022	190,423
225,000	5.000	08/01/2023	231,862
485,000	5.000	08/01/2024	511,790
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
85,000	4.000	10/01/2022	85,454
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
225,000	2.000	10/01/2024	219,511
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
675,000	2.000	10/01/2024	658,533
Industrial Development Board City of Selma Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
6,500,000	1.375	06/16/2025	6,143,811
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR) (PUTABLE)(a)(b)(c)
1,875,000	2.000	10/01/2024	1,829,259
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A1/A-) (PUTABLE)(a)(b)(c)
3,335,000	1.000	06/26/2025	3,176,029
Jacksonville State University RB Refunding Series 2020 (A2/A-)
475,000	3.000	12/01/2022	477,603
315,000	3.000	12/01/2023	317,846
275,000	4.000	12/01/2024	283,912
375,000	4.000	12/01/2025	389,827
550,000	4.000	12/01/2026	574,819
Jefferson County RB Refunding Warrants Series 2017 (NR/AA)
1,225,000	5.000	09/15/2022	1,233,329
2,000,000	5.000	09/15/2023	2,071,463
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
6,780,000	5.500	10/01/2053	7,118,449
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
1,745,000	5.000	10/01/2022	1,758,790
3,825,000	6.500	10/01/2053	4,171,251
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(d)
(1M USD LIBOR + 0.85%)
25,105,000	1.998	06/01/2024	24,738,226

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
Troy University Facilities RB Series 2019-A (BAM) (AA/NR)
$850,000	4.000%	11/01/2022	$ 857,047

			105,265,469

Alaska – 0.2%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A1/A+)
640,000	5.000	12/01/2022	648,998
Borough of North Slope GO Bonds for General Purpose Series 2019 A (Aa2/AA)
10,225,000	5.000	06/30/2023	10,558,647
Borough of North Slope GO Bonds for Schools Series 2019 B (Aa2/AA)
990,000	5.000	06/30/2023	1,022,304
Municipality of Anchorage AK GO Bonds Series 2018 (AA+/NR)
5,025,000	4.000	09/01/2022	5,046,363
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (NR/A)
1,000,000	5.000	06/01/2025	1,049,326
1,100,000	5.000	06/01/2026	1,163,646

			19,489,284

Arizona – 1.9%
Arizona Department of Transportation State Highway RB Series 2013 A (Aa2/AA+)(b)
14,290,000	5.000	07/01/2022	14,290,000
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(d)
	(3M USD LIBOR + 0.81%)
83,860,000	2.336	01/01/2037	78,855,244
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
250,000	5.000	11/01/2022	252,488
755,000	5.000	11/01/2023	781,017
1,055,000	5.000	11/01/2024	1,104,381
340,000	5.000	11/01/2025	360,832
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
600,000	5.000	01/01/2023	591,937
575,000	5.000	01/01/2024	552,382
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
505,000	5.000	01/01/2023	496,926
560,000	5.000	01/01/2024	533,858
City of Chandler IDA Industrial Development RB Series 2019 (A+/NR)(a)(b)
20,365,000	5.000	06/03/2024	21,312,251
City of Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Refunding Bonds Series 2015B (NON-AMT) (A1\A)
1,740,000	5.000	07/01/2034	1,819,577

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
County of Pinal IDA Correctional Facility Contract Refunding Bonds Series 2020A (BBB/NR)
$3,900,000	2.000%	10/01/2024	$ 3,788,230
1,540,000	2.000	10/01/2025	1,467,702
Glendale City GO Refunding Bonds Series 2015 (AGM) (A1/AA)
1,665,000	5.000	07/01/2022	1,665,000
Maricopa County Community College District GO Refunding Bonds Series 2016 (Aaa/AAA)
16,400,000	5.000	07/01/2023	16,938,143
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
125,000	4.000	07/01/2023	127,028
135,000	4.000	07/01/2024	137,811
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,750,000	0.875	10/01/2026	3,375,243
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB) (PUTABLE)(a)(b)(c)
1,790,000	0.875	10/01/2026	1,611,116
Maricopa County Pollution Control Revenue Refunding Bonds 2003 Series A (NON-AMT) (BBB/NR)(a)(b)
10,000,000	3.000	06/01/2024	10,051,716
Water Infrastructure Finance Authority of Arizona Water Quality Revenue Refunding Bonds Series 2014A (AAA/Aaa)
10,000,000	5.000	10/01/2026	10,615,288

			170,728,170

Arkansas – 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
275,000	5.000	08/01/2022	275,629
235,000	5.000	08/01/2023	241,660
400,000	5.000	08/01/2024	419,025
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ETM) (ST AID WITHHLDG) (Aa2/NR)
1,510,000	3.000	02/01/2023	1,522,604

			2,458,918

California – 7.9%
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
300,000	5.000	05/01/2023	307,754
265,000	5.000	05/01/2024	277,967
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (Aa3/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000	1.230	04/01/2026	6,857,395
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (Aa3/WR/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.90%)
10,000,000	1.680	05/01/2023	10,011,839

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (Aa3/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.90%)
$7,000,000	1.680%	05/01/2023	$ 7,008,287
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	2.030	04/01/2027	15,112,422
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)(e)
19,150,000	4.000	08/01/2028	19,364,775
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
1,000,000	5.000	05/01/2023	1,006,340
535,000	5.000	05/01/2024	540,623
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/A)
450,000	5.000	06/01/2026	478,298
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (NR/A)
700,000	5.000	06/01/2025	735,223
California Health Facilities Financing Authority RB for Sutter Health Series 2016A (STATE AND LOCAL GOVT SERIES) (A1\A)(b)
15,305,000	5.000	11/15/2025	16,729,646
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital Series 2022 A (A1/A+)
795,000	5.000	05/15/2026	863,278
285,000	5.000	05/15/2027	314,301
California Health Facilities Financing Authority Refunding RB for Sutter Health Series 2015A (A1/A)(b)
8,810,000	5.000	08/15/2025	9,550,925
California Infrastructure & Economic Development Bank RB Refunding for California Academy of Sciences Series 2018 B (A2/NR)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.35%)
32,000,000	1.130	08/01/2024	31,616,285
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
20,000,000	1.200	06/01/2028	17,477,042
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000	1.480	06/01/2026	4,930,172
California Infrastructure & Economic Development Bank RB Series 2021B 2021B-2 (AAA/NR)(a)(b)
3,250,000	3.000	10/01/2026	3,298,134
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (NR/A-/A-2) (PUTABLE)(a)(b)(c)(f)
1,800,000	1.300	02/03/2025	1,711,721
California Municipal Finance Authority RB for Waste Management, Inc. Series 2017 A (AMT) (NR/A-/A-2) (PUTABLE)(a)(b)(c)
17,860,000	0.700	12/01/2023	17,310,616

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
$250,000	5.000%	10/01/2022	$ 251,927
225,000	5.000	10/01/2023	232,484
275,000	5.000	10/01/2024	286,701
275,000	5.000	10/01/2025	290,306
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
860,000	5.000	12/31/2023	891,382
685,000	5.000	06/30/2024	711,434
800,000	5.000	12/31/2024	837,079
1,000,000	5.000	06/30/2025	1,053,239
1,790,000	5.000	12/31/2025	1,897,156
1,385,000	5.000	06/30/2026	1,464,934
2,570,000	5.000	12/31/2026	2,731,321
2,005,000	5.000	06/30/2027	2,130,525
3,005,000	5.000	12/31/2027	3,191,572
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (Baa1/A) (PUTABLE)(a)(b)(c)
2,490,000	0.600	09/01/2023	2,444,966
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(f)
3,500,000	5.000	11/21/2045	3,508,162
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
240,000	4.000	10/15/2022	241,411
290,000	4.000	10/15/2023	296,046
380,000	4.000	10/15/2024	387,926
390,000	4.000	10/15/2025	399,122
415,000	4.000	10/15/2026	424,469
California State University RB Refunding Series 2016 B-2 (Aa2/AA-)(a)(b)
12,100,000	0.550	11/01/2026	10,587,861
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (NR/BBB+)
500,000	5.000	01/01/2023	507,506
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A-/BBB+)
8,500,000	1.450	04/01/2028	7,376,631
Campbell Union High School District GO Bonds 2016 Series B (AAA/Aa1)(b)
5,500,000	4.000	08/01/2026	5,880,244
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
205,000	3.000	09/01/2022	205,236
210,000	3.000	09/01/2023	210,628
215,000	3.000	09/01/2024	214,786
225,000	4.000	09/01/2025	230,441
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (NR/AA-)(g)
2,515,000	0.000	08/01/2023	2,457,541

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Los Angeles 2022 Tax and Revenue Anticipation Notes (SP-1+/MIG 1)(e)
$17,000,000	4.000%	06/29/2023	$ 17,344,250
City of Los Angeles Department of Airports International Airports Senior Refunding RB 2018 Series B (AMT) (AA/Aa2)
4,340,000	5.000	05/15/2026	4,714,403
City of Los Angeles Department of Airports Senior RB Series 2015 (NON-AMT) (AA-/Aa3)
1,000,000	5.000	05/15/2028	1,064,546
City of Los Angeles Department of Airports Subordinate RB 2022 Series A (AMT) (AA-/Aa3)
7,415,000	5.000	05/15/2026	8,054,677
City of Montebello RB Series 2020 (AGM) (NR/AA)
1,000,000	2.403	06/01/2024	980,687
1,000,000	2.503	06/01/2025	971,829
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
170,000	4.000	09/01/2024	173,315
250,000	4.000	09/01/2026	255,940
Coachella Valley Water District Drinking Water System Revenue Notes Series 2022A (NR\AA+)
12,015,000	1.375	06/01/2025	11,595,043
County of Riverside 2022 Tax and Revenue Anticipation Note (NR/NR)
13,000,000	5.000	06/30/2023	13,377,489
El Dorado Irrigation District Refunding RB Series 2014A (AA/Aa3)(b)
5,000,000	5.250	03/01/2024	5,276,609
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (NR/NR)
6,000,000	5.000	06/01/2023	6,174,400
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (A+/Aaa)(b)
4,555,000	5.000	06/01/2025	4,922,962
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (NR/Aaa)(b)
6,070,000	5.000	06/01/2025	6,569,276
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (A+/Aa3)(b)
1,840,000	5.000	06/01/2025	1,991,346
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (US TREASURY OBLIGATIONS) (Aa3\AA)(b)
1,150,000	5.000	06/01/2025	1,244,591
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (US TREASURY OBLIGATIONS) (NR\A+)(b)
12,235,000	5.000	06/01/2025	13,241,365
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2017A-1 (NR/NR)
11,505,000	5.000	06/01/2024	12,164,983
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB+/NR)
3,615,000	1.850	06/01/2031	3,537,940

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(f)
$555,000	4.000%	06/01/2027	$ 580,903
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
2,810,000	3.678	06/01/2038	2,661,831
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,773,048
1,135,000	5.000	09/01/2023	1,167,567
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	608,707
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	527,546
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	255,293
415,000	4.000	09/01/2023	421,023
Kern Community College District Facilities Improvement District No. 1 GO Bonds Series 2020 (MIG1/SP-1+)(g)
5,190,000	0.000	08/01/2023	5,035,079
Long Beach California Natural Gas Finance Authority RB Series 2007A (A-/NR)
7,000,000	5.000	11/15/2024	7,296,243
Los Angeles Community College 2008 GO Bonds Series G (US TREASURY OBLIGATIONS) (Aaa\AA+)(b)
1,630,000	4.000	08/01/2024	1,696,652
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (Aa3/A+)
27,900,000	5.720	05/01/2027	30,097,061
Modesto Financing Authority Domestic Project RB 2007F (NATL) (AA-/AA-)(d)
	(3M USD LIBOR + 0.63%)
7,000,000	1.689	09/01/2037	6,700,815
Mountain View Whisman School District 2012 GO Bonds Series B (US TREASURY STRIPS/ US TREASUR) (Aaa\AA+)(b)
12,000,000	4.000	09/01/2026	12,842,498
Newark Unified School District GO Bonds 2011 Series B (US GOVT SECURITIES) (NR\AA-)(b)
6,000,000	5.000	08/01/2024	6,356,499
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(d)
	(3M USD LIBOR + 0.72%)
9,120,000	2.246	07/01/2027	8,919,847
Ohlone Community College District Election of 2010 GO Bonds Series B (Aa1/AA+)(b)
29,150,000	4.000	08/01/2024	30,341,964
Orange County Transportation Authority Bond Anticipation Notes Series 2021 (Aa3\AA)
14,000,000	5.000	10/15/2024	14,945,239
Pasadena Unified School District GO Bonds Series B (NR/NR)
3,770,000	1.000	08/01/2024	3,651,867

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
$380,000	4.000%	09/01/2022	$ 381,046
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
180,000	4.000	09/01/2022	180,470
195,000	4.000	09/01/2024	198,597
205,000	4.000	09/01/2025	209,524
210,000	4.000	09/01/2026	214,990
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
800,000	5.000	09/01/2022	803,445
1,835,000	5.000	09/01/2023	1,883,835
Sacramento City Financing Authority RB Series 2007B (NATL) (AA-/WD)(d)
	(3M USD LIBOR + 0.57%)
10,000,000	1.629	06/01/2039	8,865,902
Sacramento City Unified School District 2021 GO Refunding Bonds (BBB/BBB+)
26,940,000	4.000	07/01/2029	26,950,485
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(d)
	(3M USD LIBOR + 0.55%)
14,610,000	1.609	06/01/2034	13,537,769
San Diego Community College District 2016 GO Refunding Bonds (US TREASURY OBLIGATIONS) (Aaa\AAA)(b)
7,500,000	4.000	08/01/2026	8,018,515
San Diego Community College District GO Bonds Series 2013 (AAA/NR)(b)(h)
42,620,000	0.000	08/01/2023	23,934,079
San Diego County Regional Airport Authority Senior RB Series 2013B (AMT) (A1/A)(b)
7,000,000	5.000	07/01/2023	7,212,903
San Diego County Regional Airport Subordinate RB Series 2021B (AMT) (NR/A+)
2,000,000	5.000	07/01/2026	2,151,009
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (NR/NR)
360,000	4.000	08/01/2022	360,362
385,000	4.000	08/01/2023	387,699
855,000	4.000	08/01/2024	861,314
930,000	4.000	08/01/2025	935,105
1,020,000	3.000	08/01/2026	983,307
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue Junior Lien RB (AA+/Aaa) (g)
20,000,000	0.000	01/01/2024	19,428,128
Santa Monica Community College District GO Bonds 2014 Series B (US TREASURY OBLIGATIONS) (Aa2\AA+)(b)
31,715,000	4.000	08/01/2024	33,011,849
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (NR/NR)
230,000	4.000	07/01/2022	230,000
260,000	4.000	07/01/2023	264,935
240,000	4.000	07/01/2024	246,168
300,000	4.000	07/01/2025	309,043
320,000	4.000	07/01/2026	331,234

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Southern California Tobacco Securitization Settlement Asset Backed Refunding Bonds Series 2019 (A/NR)
$1,750,000	5.000%	06/01/2024	$ 1,810,077
State of California Public Works Board Lease RB 2013 Series I (Aa3/A+)
1,825,000	5.000	11/01/2025	1,897,122
State of California Tax Exempt Various Purpose GO Refunding Bonds (AA-/Aa2)
30,000,000	5.000	10/01/2023	31,223,097
State of California Various Purpose GO Bonds (AA-/Aa2)
5,000,000	5.000	11/01/2024	5,337,470
8,500,000	5.000	11/01/2026	9,455,722
State of California Various Purpose GO Refunding Bonds (AA-/Aa2)
38,235,000	5.000	10/01/2024	40,734,678
11,655,000	4.000	11/01/2024	12,175,856
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,200,000	5.000	10/01/2026	1,316,970
Washington Township Healthcare District Revenue Refunding Bonds 2020 Series A (NR/NR)
200,000	5.000	07/01/2022	200,000
175,000	5.000	07/01/2023	179,887
200,000	5.000	07/01/2024	208,712
225,000	5.000	07/01/2025	238,573
250,000	5.000	07/01/2026	268,487
Yosemite Community College District 2015 GO Refunding Bonds (US TREASURY OBLIGATIONS) (Aa2\AA-)(b)
645,000	5.000	08/01/2025	700,598

			724,020,374

Colorado – 2.8%
City of Aurora COPS Refunding Series 2019 (Aa1/AA)
375,000	5.000	12/01/2022	380,426
285,000	5.000	12/01/2023	297,144
875,000	5.000	12/01/2024	934,192
City of Denver GO Better Denver and Zoo Refunding Bonds Series 2019B (AAA/Aaa)
9,225,000	5.000	08/01/2025	10,020,173
City of Denver GO Evelvate Denver Bonds Series 2019A (AAA/Aaa)
9,195,000	5.000	08/01/2025	9,987,587
Colorado Bridge Enterprise Senior RB Series 2017 (AMT) (NR/A-)
1,580,000	4.000	06/30/2025	1,634,922
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A3/A-)
450,000	5.000	10/01/2022	453,808
300,000	5.000	10/01/2024	315,562
475,000	5.000	10/01/2027	516,573
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
3,965,000	5.000	08/01/2025	4,179,511

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
$4,335,000	5.000%	08/01/2025	$ 4,569,528
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,825,000	5.000	11/01/2022	1,846,686
1,730,000	5.000	11/01/2023	1,801,144
1,275,000	5.000	11/01/2024	1,346,158
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
810,000	5.000	01/01/2023	823,717
1,500,000	5.000	01/01/2024	1,567,987
Colorado Health Facilities Authority RB Series 2013A (AA+/Aa3)
5,200,000	5.000	01/01/2034	5,346,370
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A-/BBB+)(a)(b)
29,475,000	5.000	08/01/2025	30,801,799
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (NR/A+)
1,275,000	2.237	11/01/2022	1,273,795
1,250,000	2.396	11/01/2023	1,233,276
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (NR/NR)
17,500,000	5.000	12/31/2056	17,601,456
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (Aa1/AA+)(b)
14,395,000	5.000	12/01/2022	14,604,482
10,000,000	5.000	12/01/2022	10,145,524
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(f)
4,315,000	5.000	12/01/2022	4,368,589
4,530,000	5.000	12/01/2023	4,696,082
4,760,000	5.000	12/01/2024	4,994,983
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
2,970,000	5.000	12/01/2024	3,096,905
1,100,000	5.000	12/01/2025	1,160,658
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
300,000	5.000	12/01/2022	303,726
E-470 Public Highway Authority RB Refunding Series 2020 A (A2/A)
450,000	5.000	09/01/2024	476,793
2,800,000	5.000	09/01/2040	2,922,683
E-470 Public Highway Authority RB Refunding Series 2021 B (A2/A)(b)(d)
(SOFR + 0.35%)
7,250,000	1.382	09/01/2024	7,149,707
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(g)
20,115,000	0.000	09/01/2028	16,262,193
E-470 Public Highway Authority Senior RB Series 2000 B (A/A2) (g)
9,000,000	0.000	09/01/2025	8,190,987

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Muanicipal Bonds – (continued)
Colorado – (continued)
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (Aa1/AA)(b)
$2,065,000	4.000%	12/15/2022	$ 2,088,640
1,000,000	4.000	12/15/2022	1,011,448
2,860,000	4.000	12/15/2022	2,892,741
2,040,000	5.000	12/15/2022	2,072,540
10,000,000	5.000	12/15/2022	10,159,512
Regional Tranportation District Tax Exempt NON-AMT Private Activity Bonds Series 2020A Taxable Private Activity Bonds Series 2020B (NR/A-)
50,000	3.000	07/15/2023	50,458
385,000	5.000	01/15/2024	399,922
325,000	5.000	07/15/2024	335,168
325,000	5.000	01/15/2025	336,714
400,000	5.000	07/15/2025	416,350
350,000	3.000	01/15/2026	342,665
Regional Tranportation District Tax Exempt Private Activity Bonds Series 2020 (NR/NR)
250,000	5.000	07/15/2026	262,137
500,000	5.000	01/15/2027	525,786
500,000	5.000	07/15/2027	527,395
South Sloan Lake Metropolitan District LT GO Refunding & Improvement Bonds Series 2019 (AGM) (AA/NR)
50,000	5.000	12/01/2022	50,641
150,000	5.000	12/01/2024	158,337
University of Colorado Hospital Authority Refunding RB Series 2019C (AA/AA)(a)(b)
23,765,000	5.000	11/15/2024	24,897,778
University of Colorado Regents Enterprise Refunding RB Series 2021C3A (NR/AA+) (PUTABLE)(a)(b)(c)
4,225,000	2.000	10/15/2025	4,126,150
University of Colorado Regents Enterprise Refunding RB Series 2021C3B (NR/AA+) (PUTABLE)(a)(b)(c)
5,000,000	2.000	10/15/2026	4,819,891
University of Colorado Regents Enterprise Revenue & Refunding RB Series 2019C (NR/AA+) (PUTABLE)(a)(b)(c)
21,205,000	2.000	10/15/2024	20,918,754
Vauxmont Metropolitan District Senior LT GO & Special Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
165,000	5.000	12/01/2022	167,164
195,000	5.000	12/01/2023	202,755
200,000	5.000	12/01/2024	212,318
180,000	5.000	12/01/2025	194,755

			252,475,145

Connecticut – 1.9%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
1,000,000	5.000	08/01/2023	1,031,575
945,000	5.000	08/01/2024	993,271
600,000	5.000	08/01/2025	642,461
City of New Haven GO Bonds Series 2019 A (AGM) (A2/AA)
1,500,000	5.000	08/01/2023	1,547,687
City of West Haven GO Bonds 2017 Series A (BBB/NR)
415,000	5.000	11/01/2022	419,646
400,000	5.000	11/01/2023	415,487
City of West Haven GO Bonds 2017 Series B (BBB/NR)
790,000	5.000	11/01/2022	798,844

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State GO Bonds Series 2013 A (Aa3/A+)
$5,355,000	5.000%	10/15/2023	$ 5,568,822
Connecticut State GO Bonds Series 2013 E (Aa3/A+)
10,000,000	5.000	08/15/2031	10,276,234
Connecticut State GO Bonds Series 2015 F (Aa3/A+)
5,695,000	5.000	11/15/2022	5,769,188
4,545,000	5.000	11/15/2023	4,736,536
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
400,000	5.000	07/01/2022	400,000
415,000	5.000	07/01/2023	424,125
375,000	5.000	07/01/2024	385,973
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2015 A (Aaa/AAA) (PUTABLE)(a)(b)(c)
47,125,000	0.375	07/12/2024	45,094,063
State of Connecticut Health & Educational Facilities Authority RB Series 2017C-2 (AAA/NR) (PUTABLE)(a)(b)(c)
49,775,000	5.000	02/01/2023	50,631,653
State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/WR\AAA) (PUTABLE)(a)(b)(c)
21,750,000	1.100	02/11/2025	20,876,450
State of Connecticut Special Tax Obligation Bonds for Transportation Infrastructure 2013 Series A (AA-/Aa3)
1,035,000	5.000	10/01/2029	1,068,011
State of Connecticut Special Tax Obligation Bonds Series 2020 A (NR/AA-)
1,025,000	5.000	05/01/2024	1,079,677
State on Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(a)(b)
15,245,000	1.800	07/01/2024	15,040,781
Town of Greenwich GO Bonds Issue 2022 (Aaa\AAA)
5,130,000	5.000	01/15/2027	5,745,632

			172,946,116

Delaware – 0.4%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A2/A) (PUTABLE)(a)(b)(c)
5,425,000	1.050	07/01/2025	5,148,746
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
475,000	5.000	06/01/2023	486,639
305,000	5.000	06/01/2024	318,407
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (NR/BBB-)(a)(b)
14,650,000	1.250	10/01/2025	13,645,991
Delaware State GO Bonds Series 2018 A (Aaa/AAA)
1,750,000	5.000	02/01/2023	1,785,072
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (Aa2/AA+)
560,000	1.730	10/01/2022	559,121

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
State of Delaware GO Bonds Series 2022 (Aaa\AAA)
$13,395,000	5.000%	03/01/2025	$ 14,430,981
3,855,000	5.000	03/01/2026	4,244,591

			40,619,548

District of Columbia – 1.6%
District of Columbia Income Tax Secured Revenue Refunding Bonds Series 2020B (AAA/Aa1)
28,120,000	5.000	10/01/2025	30,589,226
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
200,000	5.000	07/01/2023	204,594
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
520,000	1.558	04/01/2023	512,711
560,000	1.667	04/01/2024	540,400
735,000	1.817	04/01/2025	694,681
800,000	2.136	04/01/2026	747,866
District of Columbia RB Refunding Series 2019 A (Aa1/AAA)
5,000,000	5.000	03/01/2024	5,256,324
District of Columbia RB Refunding Series 2019 C (Aa1/AAA)
10,000,000	5.000	10/01/2022	10,089,484
15,745,000	5.000	10/01/2023	16,377,023
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (Aa2/AA+)(a)(b)
12,250,000	1.750	10/01/2024	12,138,497
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2\AA+)(a)(b)
3,300,000	3.000	10/01/2027	3,254,298
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (AMT) (AA-/Aa3)
9,155,000	5.000	10/01/2024	9,654,467
19,185,000	5.000	10/01/2029	20,818,890
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2022A (AMT) (NR/Aa3)(e)
875,000	5.000	10/01/2023	904,517
1,050,000	5.000	10/01/2024	1,107,146
760,000	5.000	10/01/2025	815,540
1,100,000	5.000	10/01/2026	1,197,862
2,395,000	5.000	10/01/2027	2,637,172
Metropolitan Washington Airports Authority Dulles Toll Road RB 3rd Senior Lien Series 2009C (AA-/Baa1)(b)
19,985,000	6.500	10/01/2026	23,419,350
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (Aa3/A+)(b)
4,100,000	5.000	10/01/2022	4,134,793
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (Aa3/A+)
2,305,000	5.000	10/01/2026	2,510,319

			147,605,160

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – 3.5%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
$900,000	5.000%	05/01/2023	$ 921,174
945,000	5.000	05/01/2024	987,956
990,000	5.000	05/01/2025	1,048,207
1,045,000	5.000	05/01/2026	1,120,285
1,095,000	5.000	05/01/2027	1,183,726
1,155,000	5.000	05/01/2028	1,255,257
1,195,000	2.375	05/01/2029	1,091,630
1,225,000	2.625	05/01/2030	1,093,469
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
350,000	2.500	05/01/2023	350,319
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,150,000	2.500	05/01/2023	1,154,412
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
455,000	3.250	05/01/2023	459,550
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,515,944
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (NR/A-)
190,000	2.500	05/01/2023	190,652
Broward County School Board COPS Series 2017 C (Aa3/NR)
2,205,000	5.000	07/01/2023	2,270,965
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (A2/AA)
1,065,000	2.125	09/01/2022	1,066,408
1,000,000	2.250	09/01/2023	1,005,532
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
87,000	3.500	05/01/2023	88,168
40,000	4.000	05/01/2024	41,218
Central Florida Expressway Authority RB Refunding Senior Lien Series 2021 (AGM) (NR/AA)
5,730,000	5.000	07/01/2026	6,337,562
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A1/A+)
430,000	5.000	07/01/2022	430,000
1,240,000	5.000	07/01/2023	1,280,689
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A1/A+)
750,000	5.000	07/01/2022	750,000
2,265,000	5.000	07/01/2023	2,339,323
Centre Lake Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
210,000	2.750	05/01/2023	208,432
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
100,000	3.000	11/01/2022	100,225
105,000	3.000	11/01/2023	105,710
105,000	3.500	11/01/2024	105,160

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles Undergrounding Project Series 2022 (NR\NR)(f)
$165,000	5.000%	07/01/2023	$ 167,674
175,000	5.000	07/01/2024	179,560
180,000	5.000	07/01/2025	185,945
190,000	5.000	07/01/2026	196,728
200,000	5.000	07/01/2027	207,589
210,000	5.000	07/01/2028	218,362
City of Jacksonville Special Revenue Refunding Bonds Series 2022A (NR\AA)(e)
1,065,000	5.000	10/01/2023	1,106,895
2,500,000	5.000	10/01/2024	2,651,760
1,775,000	5.000	10/01/2025	1,921,928
1,500,000	5.000	10/01/2026	1,646,664
1,250,000	5.000	10/01/2027	1,393,100
City of Jacksonville Taxable RB Refunding Series 2020 C (NR/AA)
330,000	0.594	10/01/2023	320,849
650,000	0.819	10/01/2024	616,503
690,000	0.939	10/01/2025	640,324
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
670,000	3.250	09/01/2023	666,150
1,380,000	3.250	09/01/2024	1,361,299
City of Tallahassee Blueprint Intergovernmental Agency Sale Tax RB Series 2022 (Aa2\NR)
3,925,000	5.000	10/01/2026	4,324,188
3,195,000	5.000	10/01/2027	3,574,400
Collier County Educational Facilities Authority RB for Hodges University Project (NR/NR)(b)
2,035,000	6.125	11/01/2023	2,147,071
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
172,000	3.000	05/01/2023	171,155
100,000	3.000	05/01/2024	98,460
183,000	3.000	05/01/2025	177,535
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
150,000	3.000	05/01/2023	149,118
325,000	3.000	05/01/2024	319,911
150,000	3.000	05/01/2025	144,503
315,000	3.000	05/01/2026	297,792
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
160,000	3.000	05/01/2024	161,348
County of Broward RB for Airport System Series 2015 A (AMT) (A1/A)
2,250,000	5.000	10/01/2029	2,361,573
County of Broward RB for Airport System Series 2019 A (AMT) (A1/A)
740,000	5.000	10/01/2022	745,614
625,000	5.000	10/01/2023	645,788
945,000	5.000	10/01/2024	995,499

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A1/A)
$285,000	5.000%	10/01/2022	$ 287,162
215,000	5.000	10/01/2023	222,151
355,000	5.000	10/01/2024	373,971
County of Hillsborough Utility RB Refunding Series 2019 (Aaa/AA+)
1,615,000	5.000	08/01/2022	1,619,494
3,750,000	5.000	08/01/2023	3,882,632
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A2/A-)(b)
7,530,000	5.000	10/01/2022	7,594,816
9,015,000	5.000	10/01/2022	9,092,598
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (NR/AA)
3,505,000	5.000	07/01/2024	3,698,144
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (NR/BBB)
130,000	3.000	05/01/2023	130,930
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	414,632
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,635,000	4.250	05/01/2029	2,644,745
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
260,000	2.000	11/01/2022	260,065
265,000	2.000	11/01/2023	264,634
270,000	2.000	11/01/2024	262,388
275,000	2.000	11/01/2025	262,413
280,000	2.000	11/01/2026	261,475
290,000	2.000	11/01/2027	264,031
295,000	2.000	11/01/2028	260,561
300,000	2.000	11/01/2029	258,705
305,000	2.125	11/01/2030	253,429
Florida Department of Management Services COPS Refunding Series 2018 A (Aa1/AA+)
10,000,000	5.000	11/01/2022	10,115,881
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Expansion Project Series 2021A (NR/NR)(a)(b)
20,000,000	2.900	04/04/2023	19,999,920
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(f)
275,000	2.625	12/15/2024	268,612
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
350,000	5.000	04/01/2023	358,264
530,000	5.000	04/01/2024	554,733
200,000	5.000	04/01/2025	211,376
Florida State Board of Education Public Education Capital Outlay Refunding Bonds 2022 Series C (Aaa\AAA)
28,475,000	5.000	06/01/2025	30,867,507

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
$245,000	2.500%	05/01/2023	$ 245,940
245,000	2.500	05/01/2024	244,291
255,000	2.750	05/01/2025	250,798
260,000	3.000	05/01/2026	254,377
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(f)
250,000	3.500	05/01/2023	253,232
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
205,000	4.000	05/01/2023	208,550
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
230,000	2.500	05/01/2023	230,508
200,000	2.500	05/01/2024	200,164
175,000	2.500	05/01/2025	173,643
200,000	2.500	05/01/2026	196,768
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
305,000	2.500	05/01/2023	305,947
315,000	2.750	05/01/2024	315,424
320,000	3.000	05/01/2025	315,382
Hillsborough County Aviation Authority RB Series 2015-A (STATE AND LOCAL GOVT SERIES) (NR\NR)(b)
3,250,000	5.000	10/01/2024	3,425,127
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (AA-/Aa3)(b)
12,165,000	5.000	10/01/2024	12,820,512
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (NR\AA-)
6,750,000	5.000	10/01/2040	6,908,913
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
123,000	3.000	05/01/2023	122,351
130,000	3.000	05/01/2024	127,931
132,000	3.000	05/01/2025	127,659
139,000	3.000	05/01/2026	131,540
JEA Water & Sewer System RB Series 2006 B (NATL) (Aa3/AA+)(d)
(MUNI-CPI + 1.00%)
670,000	8.871	10/01/2022	673,546
Lake Frances Community Development District Special Assessment Refunding Series 2018 (NR/BBB-)
82,000	3.000	05/01/2023	82,687
81,000	3.000	05/01/2024	81,452
84,000	3.000	05/01/2025	82,821
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (NR/A)
270,000	3.000	05/01/2023	271,602
355,000	3.000	05/01/2024	356,982

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
$460,000	5.000%	05/01/2023	$ 471,470
485,000	5.000	05/01/2024	506,604
335,000	5.000	05/01/2025	354,229
355,000	4.500	05/01/2026	371,985
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
305,000	3.500	05/01/2023	308,818
320,000	3.500	05/01/2024	326,217
Miami Dade County Expressway Authority Toll System RB Series 2014A (A3\A)
1,610,000	5.000	07/01/2030	1,691,319
1,015,000	5.000	07/01/2031	1,064,245
Miami Dade County Expressway Authority Toll System Revenue and Refunding RB Series 2014B (A3\A)
1,835,000	5.000	07/01/2030	1,927,683
1,500,000	5.000	07/01/2031	1,578,157
Miami-Dade County Aviation Revenue Refunding Bonds Series 2014A (AMT) (A-/A2)
20,000,000	5.000	10/01/2035	20,559,236
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(f)
115,000	3.500	05/01/2023	115,847
120,000	3.500	05/01/2024	120,856
125,000	3.500	05/01/2025	124,409
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
185,000	3.750	05/01/2024	188,351
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (BBB+/BBB-)
250,000	5.000	10/01/2022	251,446
640,000	5.000	10/01/2023	655,306
780,000	5.000	10/01/2024	808,410
275,000	5.000	10/01/2025	288,038
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
1,105,000	4.000	05/15/2026	1,092,888
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018A-1 (A/NR)
195,000	3.000	11/01/2022	195,772
205,000	3.000	11/01/2023	207,187
210,000	3.000	11/01/2024	209,344
Parkway Center Community Development District Special Assessment Bonds Series 2018-2 (A-/NR)
90,000	3.500	05/01/2023	90,802
90,000	3.500	05/01/2024	91,137
Parkway Center Community Development District Special Assessment Refunding Bonds Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	236,559
245,000	3.500	05/01/2024	246,791
255,000	3.500	05/01/2025	253,456
Paseo Community Development District Capital Improvement Revenue Refunding Bonds Series 2018 (A-/NR)
425,000	4.000	05/01/2023	430,474

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (AA/NR)
$500,000	3.000%	05/01/2024	$ 504,214
515,000	2.000	05/01/2025	496,454
520,000	2.000	05/01/2026	491,314
535,000	2.000	05/01/2027	493,207
Polk County School Board Refunding Certificates of Participation Series 2019B (NR/NR)
1,695,000	5.000	01/01/2025	1,806,705
Reedy Creek Improvement District Ad Valorem Tax Bonds Series 2013A (AA-/Aa3)(b)
31,045,000	5.000	06/01/2023	31,981,519
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR\NR)
195,000	3.000	05/01/2023	194,208
225,000	3.000	05/01/2024	222,000
225,000	3.000	05/01/2025	219,049
285,000	3.000	05/01/2026	271,774
390,000	3.000	05/01/2027	362,723
River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1 (A-/NR)
395,000	2.500	05/01/2023	396,934
405,000	2.500	05/01/2024	405,404
415,000	2.750	05/01/2025	409,460
425,000	3.000	05/01/2026	418,171
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (BBB+/NR)
132,000	2.500	05/01/2023	132,056
136,000	2.500	05/01/2024	135,171
139,000	2.500	05/01/2025	135,613
143,000	2.500	05/01/2026	136,384
146,000	2.500	05/01/2027	136,830
148,000	2.500	05/01/2028	135,465
157,000	2.500	05/01/2030	136,364
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
175,000	3.000	05/01/2023	174,005
235,000	3.000	05/01/2024	231,018
180,000	3.000	05/01/2025	173,809
225,000	3.000	05/01/2026	212,493
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
395,000	3.000	05/01/2023	392,772
380,000	3.000	05/01/2024	373,659
240,000	3.000	05/01/2025	231,836
School District of Broward County COPS Series 2012 A (NR/NR)(b)
7,310,000	5.000	07/01/2022	7,310,000
South Kendall Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
335,000	2.250	11/01/2022	335,038

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (A/NR)
$100,000	2.375%	05/01/2023	$ 100,006
95,000	2.500	05/01/2024	94,658
100,000	2.750	05/01/2025	99,041
95,000	3.000	05/01/2026	93,254
State of Florida Department of Transportation Full Faith and Credit Right of Way Acquisition and Bridge Construction Refunding Bonds Series 2016A (AAA/Aaa)
15,845,000	5.000	07/01/2026	17,550,641
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
118,000	3.000	05/01/2024	115,430
121,000	3.000	05/01/2025	116,069
725,000	3.500	05/01/2031	648,379
Tampa Bay Water Utility System Refunding RB Series 2015A (AA+/Aa1)
12,050,000	4.000	10/01/2028	12,524,145
4,225,000	4.000	10/01/2029	4,379,554
The Lee County School Board COPS Series 2020 A (Aa3/NR)
360,000	5.000	08/01/2022	360,988
420,000	5.000	08/01/2024	444,955
The Miami-Dade County School Board GO Bonds Series 2014 A (Aa3/AA-)
2,920,000	5.000	03/15/2029	3,035,177
Tolomato Community Development District Special Assessment Refunding Bonds Series 2018A-1 (AGM) (AA/NR)
1,030,000	2.500	05/01/2023	1,033,616
Tolomato Community Development District Special Assessment Refunding Bonds Series 2022A (NR\AA)
765,000	3.000	05/01/2025	773,950
1,605,000	3.000	05/01/2027	1,619,983
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (A-/NR)
125,000	4.000	05/01/2023	125,178
135,000	4.125	05/01/2024	135,200
140,000	4.150	05/01/2025	140,160
145,000	4.250	05/01/2026	145,159
Verano Community Development District Senior Special Assessment Refunding Bonds Series 2017A-1 (BBB/NR)(f)
335,000	3.100	05/01/2023	337,477
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (AA/NR)
475,000	2.000	05/01/2023	472,641
490,000	2.000	05/01/2024	482,967
500,000	2.000	05/01/2025	477,198
795,000	2.000	05/01/2026	741,704
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
165,000	3.000	05/01/2023	163,790
171,000	3.000	05/01/2024	167,320
177,000	3.000	05/01/2025	169,852
973,000	3.500	05/01/2030	872,717
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
350,000	4.000	05/01/2023	355,484
370,000	4.000	05/01/2024	379,265
295,000	4.000	05/01/2025	304,560

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
$1,250,000	5.000%	05/01/2023	$ 1,279,718
1,310,000	5.000	05/01/2024	1,370,847
1,375,000	5.000	05/01/2025	1,464,299
1,450,000	5.000	05/01/2026	1,569,183
Vizcaya Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
210,000	2.250	11/01/2022	210,125
215,000	2.500	11/01/2023	214,981
Volusia County School Board Certificates of Participation Series 2019 (NR/NR)
1,255,000	5.000	08/01/2022	1,258,371
1,250,000	5.000	08/01/2023	1,292,718
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
470,000	2.000	05/01/2026	421,190

			323,755,309

Georgia – 4.4%
Bartow County Development Authority Pollution Control RB First Series 2013 (BBB+/A-) (PUTABLE)(a)(b)(c)
6,360,000	1.550	08/19/2022	6,353,246
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (Aa2/AA+)
1,500,000	5.000	07/01/2022	1,500,000
1,585,000	5.000	07/01/2023	1,635,582
1,500,000	5.000	07/01/2024	1,583,560
Burke County Development Authority Pollution Control RB (BBB+/A-) (PUTABLE)(a)(b)(c)
2,115,000	2.250	05/25/2023	2,102,032
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-) (PUTABLE)(a)(b)(c)
4,055,000	2.150	06/13/2024	3,975,536
Burke County Development Authority Pollution Control RB First Series 2012 (BBB+/A-) (PUTABLE)(a)(b)(c)
9,870,000	1.550	08/19/2022	9,859,519
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (Baa1/BBB+) (PUTABLE)(a)(b)(c)
2,000,000	1.500	02/03/2025	1,916,772
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-) (PUTABLE)(a)(b)(c)
4,700,000	2.925	03/12/2024	4,685,665
Burke County Development Authority Pollution Control RB Series 2017F (A-/BBB)(a)(b)
29,150,000	3.000	02/01/2023	29,210,819
City of Atlanta Department of Aviation RB Refunding Series 2020 B (AMT) (Aa3/NR)
2,000,000	5.000	07/01/2025	2,137,227
2,410,000	5.000	07/01/2026	2,614,636

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (A3/BBB)
$500,000	5.000%	12/01/2022	$ 506,312
500,000	5.000	12/01/2023	518,825
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2021 (A2/A+)
650,000	5.000	04/01/2024	682,383
950,000	5.000	04/01/2025	1,008,167
Columbus GO Sales Tax Bonds Series 2022 (Aa2\AA+)
2,975,000	5.000	01/01/2027	3,318,749
County of DeKalb Water & Sewerage RB Series 2011 (Aa3/A+)
12,775,000	5.250	10/01/2041	12,794,574
County of Forsyth GO Sales Tax Bonds Series 2019 (Aaa/AAA)
8,025,000	5.000	09/01/2024	8,536,034
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (Aa1/AA+)
18,845,000	4.000	10/01/2022	18,967,521
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (Aa2/AA+)
1,000,000	5.000	07/01/2023	1,031,913
Development Authority of Bartow County Pollution Control RB 1st Series 2009 (BBB+/NR)(a)(b)
2,100,000	2.750	03/15/2023	2,098,221
Gwinnett County School District GO Sales Tax Bonds Series 2022B (AAA/Aaa)
17,500,000	5.000	08/01/2025	19,013,906
Gwinnett County School District GO Sales Tax Bonds Series 2022B (Aaa\AAA)
25,000,000	5.000	08/01/2026	27,727,555
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (Aa1/AA+)
5,340,000	5.000	08/01/2022	5,354,702
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(a)(b)
60,465,000	4.000	12/02/2024	62,165,385
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
61,500,000	4.000	09/01/2023	62,577,449
Main Street Natural Gas Supply RB Series 2021A (NR/NR)(a)(b)
21,495,000	4.000	09/01/2027	22,038,716
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
1,500,000	5.000	05/15/2023	1,529,230
1,500,000	5.000	05/15/2024	1,550,677
Main Street Natural Gas, Inc. Gas Supply RB Series 2021 C (A3/NR)
750,000	4.000	12/01/2024	762,017
1,000,000	4.000	12/01/2025	1,017,355
1,240,000	4.000	12/01/2026	1,260,466
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3\NR)
1,000,000	4.000	12/01/2023	1,013,340
1,100,000	4.000	12/01/2024	1,117,624
1,500,000	4.000	12/01/2025	1,526,033
2,185,000	4.000	12/01/2026	2,221,063

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR\BBB-)(f)
$3,255,000	4.000%	11/01/2023	$ 3,286,410
2,800,000	4.000	11/01/2024	2,823,419
1,705,000	4.000	11/01/2025	1,712,010
3,665,000	4.000	11/01/2026	3,655,561
3,810,000	4.000	11/01/2027	3,765,868
Mercer University RB Project Series 2021 (NR/NR)
625,000	5.000	10/01/2026	681,195
535,000	5.000	10/01/2027	589,971
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (Aa2/AA+)
25,580,000	3.000	07/01/2022	25,580,000
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-) (PUTABLE)(a)(b)(c)
2,275,000	1.000	08/21/2026	2,022,517
Municipal Electric Authority of Georgia RB Refunding for Combined Cycle Project Series 2020 A (A1/A-)
800,000	4.000	11/01/2025	833,704
800,000	5.000	11/01/2026	872,361
Municipal Electric Authority of Georgia RB Refunding Series 2020 A (A2/A-)
2,250,000	5.000	01/01/2024	2,340,499
Municipal Electric Authority RB Refunding Series 2019 A (A2/A-)
900,000	5.000	01/01/2023	913,378
Savanah Economic Development Authority Recovery Zone Facility Revenune Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	414,632
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
6,090,000	1.900	08/01/2024	5,984,477
State of Georgia GO Refunding Bonds Series 2022C (AAA/Aaa)(e)
20,000,000	4.000	07/01/2024	20,795,972
The Dalton City Board of Water Light & Sinking Fund Commissioners RB Series 2020 (A2/A-)
350,000	5.000	03/01/2024	366,594
400,000	5.000	03/01/2025	425,163
Thomas County School District GO Sales Tax Bonds Series 2021 (ST INTERCEPT) (AA+/NR)
785,000	5.000	03/01/2027	878,395

			405,854,937

Guam – 0.3%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (ETM) (Baa2/BB)
1,000,000	5.000	10/01/2022	1,008,049
825,000	5.000	10/01/2023	853,880
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (ETM) (Baa2/BB)
2,000,000	3.319	10/01/2025	1,998,609
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (Baa2/NR)
1,100,000	3.133	10/01/2024	1,069,565

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (ETM) (Baa2/NR)
$2,250,000	3.133%	10/01/2024	$ 2,237,900
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,120,000	2.499	10/01/2025	1,053,411
1,650,000	2.899	10/01/2027	1,507,367
Guam Power Authority RB Refunding Series 2012 A (AGM) (A2/AA)
1,535,000	5.000	10/01/2030	1,547,653
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
500,000	5.000	07/01/2022	500,000
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
400,000	5.000	07/01/2022	400,000
500,000	5.000	07/01/2023	511,733
400,000	5.000	07/01/2024	415,926
Guam Waterworks Authority Water and Wastewater System RB Series 2013 (CASH) (Baa2\A-)(b)
14,455,000	5.500	07/01/2023	14,968,019
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
800,000	5.000	07/01/2022	800,000
500,000	5.000	07/01/2023	511,733

			29,383,845

Hawaii – 0.3%
City & County Honolulu RB for Wastewater System Series 2019 A (Aa2/NR)
500,000	5.000	07/01/2022	500,000
240,000	5.000	07/01/2023	247,803
City & County of Honolulu HI GO Bonds Series 2012 (NR/Aa1)(b)
3,620,000	5.000	11/01/2022	3,662,186
Hawaii State GO Bonds Series 2013 EH (NR/NR)(b)
6,125,000	5.000	08/01/2023	6,339,637
Honolulu City & County GO Bonds Series 2012 B (Aa1/NR)
3,060,000	5.000	11/01/2022	3,096,462
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A2/A)
3,065,000	5.000	08/01/2023	3,151,863
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (NR/NR)
10,735,000	3.100	05/01/2026	10,654,304

			27,652,255

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2015 D (Aa3/AA-)
1,170,000	5.500	12/01/2026	1,270,461

Illinois – 7.2%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
325,000	5.000	10/01/2025	347,536
250,000	5.000	10/01/2026	270,810
325,000	5.000	10/01/2027	356,404
325,000	5.000	10/01/2028	359,353

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)(g)
$100,000	0.000%	01/01/2023	$ 99,008
385,000	0.000	01/01/2024	370,920
480,000	0.000	01/01/2025	447,665
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (NR/AA)
550,000	5.000	01/01/2023	558,880
270,000	5.000	01/01/2024	281,669
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(g)
540,000	0.000	12/01/2026	459,840
450,000	0.000	12/01/2027	366,441
460,000	0.000	12/01/2029	340,484
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL) (Baa2/BB)(g)
9,285,000	0.000	12/01/2024	8,575,768
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(g)
4,300,000	0.000	12/01/2022	4,256,413
550,000	0.000	12/01/2025	488,137
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
500,000	5.000	12/01/2022	506,517
5,000,000	5.000	12/01/2023	5,188,253
7,675,000	5.000	12/01/2024	8,092,355
3,500,000	5.000	12/01/2025	3,733,735
1,270,000	5.000	12/01/2026	1,367,482
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (Ba1/BBB+)(g)
4,645,000	0.000	01/01/2023	4,578,968
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL) (Baa2/BBB+)
3,560,000	5.500	01/01/2023	3,623,821
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (Ba1/WR/BBB+)
4,995,000	5.000	01/01/2023	5,076,630
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
3,775,000	5.000	01/01/2027	3,992,147
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
2,480,000	5.000	01/01/2024	2,543,997
Chicago Illinois Midway Airport RB Refunding for Second Lien Series 2016 A (AMT) (NR/A-)
3,240,000	5.000	01/01/2024	3,360,644
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A3/A-)
5,055,000	5.000	01/01/2027	5,218,490
Chicago Illinois O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A)
7,025,000	5.000	01/01/2034	7,226,481

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (NR/A)
$100,000	5.000%	01/01/2023	$ 101,383
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (Baa1/BBB)
1,025,000	5.750	01/01/2038	1,034,728
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A2/A)
1,195,000	5.000	01/01/2026	1,197,431
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A2/A)
5,000,000	5.000	01/01/2026	5,009,912
2,980,000	4.000	01/01/2027	2,982,414
5,790,000	5.000	01/01/2030	5,799,736
Chicago O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A)
9,000,000	5.000	01/01/2031	9,292,911
4,745,000	5.000	01/01/2032	4,892,365
Chicago Park District GO Refunding Bonds Series 2020 F-2 (NR/AA-)
350,000	5.000	01/01/2025	368,803
475,000	5.000	01/01/2026	508,136
City of Chicago GO Bonds Series 2015 A (BBB+/BBB-)
2,700,000	5.250	01/01/2028	2,795,340
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
600,000	5.000	01/01/2024	615,483
City of Chicago GO Bonds Series 2021A (BBB+/NR)
1,260,000	5.000	01/01/2027	1,332,478
City of Chicago GO Refunding Bonds Series 2014 A (Ba1/BBB+)
500,000	5.000	01/01/2024	512,903
City of Chicago GO Refunding Bonds Series 2016 C (ETM) (NR/NR)
5,020,000	5.000	01/01/2023	5,102,039
City of Chicago GO Refunding Bonds Series 2016 C (NR/BBB+)
10,040,000	5.000	01/01/2023	10,204,078
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
4,675,000	5.000	01/01/2026	4,900,974
City of Chicago GO Refunding Bonds Series B (Ba1\BBB+)
23,000,000	5.765	01/01/2028	23,339,027
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014A (AMT) (A-/A3)
16,030,000	5.000	01/01/2029	16,433,661
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (A/NR/A-)
2,000,000	5.000	11/01/2025	2,114,104
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR\NR)
267,000	1.570	12/01/2022	265,000
282,000	1.990	12/01/2023	274,671
319,000	2.270	12/01/2024	305,773
336,000	2.530	12/01/2025	317,507
305,000	2.690	12/01/2026	284,142
255,000	2.870	12/01/2027	234,496
City of Joliet Waterworks and Sewerage Senior Lien RB Anticipation Notes Series 2022 (NR/NR)
16,750,000	5.000	01/01/2024	17,391,185
8,245,000	5.000	01/01/2025	8,675,734

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
$190,000	4.000%	01/01/2024	$ 195,609
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (Aa2/NR)
800,000	4.000	12/01/2022	808,354
Cook County Township High School District GO LT School Bonds Series 2017C (BAM) (AA/NR)
2,300,000	5.000	12/01/2025	2,492,450
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (Aaa/NR)
9,000,000	5.000	12/01/2022	9,132,822
Illinois Development Finance Authority RB for United Community & Housing Development Corp. Series 1991 A (ETM) (NR/AA+)(g)
19,705,000	0.000	07/15/2023	19,331,435
Illinois Development Finance Authority Retirement RB for Lincolnwood Regency Park Series 1991 B (REFCORP STRIPS) (NR\AA+)(g)
14,615,000	0.000	07/15/2025	13,552,245
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (NR/BBB)
300,000	5.000	12/01/2022	302,991
450,000	5.000	12/01/2023	462,837
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000	1.480	05/01/2026	2,173,250
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
250,000	5.000	10/01/2024	262,467
250,000	5.000	10/01/2025	265,977
500,000	5.000	10/01/2026	539,134
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (Baa1/A) (PUTABLE)(a)(b)(c)
1,890,000	0.700	09/01/2023	1,857,962
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,000,000	5.000	09/01/2024	1,038,074
600,000	5.000	09/01/2025	629,987
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000	05/15/2026	552,821
Illinois Finance Authority RB Series 2017B (AA+/NR)(a)(b)
8,390,000	5.000	12/15/2022	8,509,823
Illinois Finance Authority RB Series 2020B-2 (A/A)(a)(b)
4,500,000	5.000	11/15/2026	4,848,728
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (WR/BB+)(g)
10,665,000	0.000	06/15/2023	10,405,536
3,235,000	0.000	06/15/2025	2,942,597

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
$10,150,000	5.250%	06/15/2032	$ 10,583,593
Illinois State GO Bonds Series 2013 (Baa2/BBB)
4,100,000	5.500	07/01/2024	4,214,513
2,210,000	5.500	07/01/2026	2,267,198
3,425,000	5.500	07/01/2027	3,503,800
Illinois State GO Bonds Series 2014 (Baa2/BBB)
3,255,000	5.000	05/01/2024	3,381,070
Illinois State GO Bonds Series 2016 (Baa2/BBB)
5,000,000	5.000	01/01/2024	5,166,987
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
1,615,000	5.000	12/01/2025	1,711,802
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
87,245,000	5.000	11/01/2023	89,892,196
13,505,000	5.000	11/01/2024	14,130,920
4,850,000	5.000	11/01/2025	5,135,355
69,730,000	5.000	11/01/2026	74,675,468
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
4,000,000	5.000	11/01/2024	4,185,389
Illinois State GO Bonds Series 2020 (Baa2/BBB)
2,000,000	5.375	05/01/2023	2,046,788
2,100,000	5.500	05/01/2024	2,199,854
Illinois State GO Bonds Series 2020 D (Baa2/BBB)
13,000,000	5.000	10/01/2024	13,584,749
Illinois State GO Bonds Series 2021 A (Baa2/BBB)
2,500,000	5.000	03/01/2024	2,590,326
5,300,000	5.000	03/01/2025	5,569,222
2,750,000	5.000	03/01/2026	2,923,476
Illinois State GO Bonds Series 2021 B (Baa2/BBB)
4,250,000	5.000	03/01/2024	4,403,554
4,500,000	5.000	03/01/2025	4,728,584
4,500,000	5.000	03/01/2026	4,783,870
Illinois State GO Bonds Series 2021 C (Baa2/BBB)
1,500,000	4.000	03/01/2025	1,538,189
Illinois State GO Refunding Bonds Series 2016 (Baa2/BBB)
2,360,000	5.000	02/01/2023	2,395,382
10,000,000	5.000	02/01/2025	10,498,159
Illinois State GO Refunding Bonds Series 2018 A (Baa2/BBB)
2,000,000	5.000	10/01/2024	2,089,961
Illinois State GO Refunding Bonds Series 2019 B (Baa2/BBB)
7,095,000	5.000	09/01/2025	7,496,625
Illinois State RB Refunding Series 2016 C (NR/BBB+)
460,000	4.000	06/15/2024	469,888
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (NR/BBB+)
1,770,000	5.000	06/15/2023	1,810,376
115,000	5.000	06/15/2024	117,546
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (Aa3/AA-)
2,250,000	5.000	01/01/2023	2,287,658
Illinois State Toll Highway Authority Toll Highway Senior RB 2019 Series C (AA-/Aa3)
14,015,000	5.000	01/01/2026	15,240,418

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (A1/AA)
$440,000	4.000%	12/01/2022	$ 444,325
520,000	5.000	12/01/2023	539,578
Lake County Community College District No. 532 GO LT Refunding Bodns Series 2021C (Aaa\NR)
1,470,000	4.000	12/01/2026	1,567,054
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2020 (NR/AA)
400,000	1.045	02/15/2025	376,539
Regional Transportation Authority of Illinois GO Bonds Series 2014A (A1/AA)(b)
1,500,000	5.000	06/01/2024	1,585,178
Sales Tax Securitization Corp Bonds Series 2017A (AA-/AA-)
1,500,000	5.000	01/01/2023	1,525,476
Sales Tax Securitization Corp Bonds Series 2018C (AA-/AA-)
4,180,000	5.000	01/01/2025	4,412,820
Sales Tax Securitization Corp Second Lien Bonds Series 2020A (AA-/AA-)
2,240,000	5.000	01/01/2025	2,364,765
4,355,000	5.000	01/01/2026	4,666,288
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (AA-/NR)
6,000,000	5.000	01/01/2027	6,519,512
State of Illinois Build Illinois Bonds Junior Obligation Tax Exempt Refunding Series C 2021 (NR\BBB+)
2,000,000	5.000	06/15/2025	2,107,710
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
3,300,000	5.000	02/01/2023	3,349,475
State of Illinois GO Bonds Series 2016 (Baa2/BBB)
15,000,000	5.000	06/01/2023	15,331,637
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
10,490,000	5.000	12/01/2023	10,824,410
State of Illinois GO Refunding Bonds Series 2012 (Baa2/BBB)
6,275,000	5.000	08/01/2023	6,435,075
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
2,000,000	5.000	10/01/2025	2,115,451
State of Illinois Sales Tax RB Refunding Series 2016 C (NR/BBB+)
6,405,000	4.000	06/15/2026	6,600,996
State of Illinois Tax Exempt GO Bonds Refunding Series 2019B (Baa2/BBB)
8,690,000	5.000	09/01/2023	8,926,001
Western Illinois University Board of Trustees Auxiliary Facilities System Refunding RB Series 2020 (BAM) (AA/NR)
1,000,000	4.000	04/01/2023	1,015,492

			665,011,059

Indiana – 1.2%
City of Rockport Pollution Control Revenue Refunding Bonds Series 2009 B (NON-AMT) (A-/NR)
10,000,000	3.050	06/01/2025	10,162,101

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
City of Rockport Pollution Control Revenue Refunding Bonds Series D (A-/A)
$11,000,000	0.750%	04/01/2025	$ 10,292,318
City of Whiting Environmental Facilities RB Series 2017 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
1,250,000	5.000	11/01/2024	1,311,940
City of Whiting Environmental Facilities Refunding RB Series 2019A (A-/NR) (PUTABLE)(a)(b)(c)
11,990,000	5.000	06/05/2026	12,901,793
Indiana Finance Authority Lease Appropriation Refunding Bonds Series 2022A (Aa2\AA+)
1,750,000	5.000	02/01/2025	1,867,190
1,500,000	5.000	02/01/2026	1,630,960
1,250,000	5.000	02/01/2027	1,382,838
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-) (PUTABLE)(a)(b)(c)
3,000,000	0.750	04/01/2026	2,577,151
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)(a)(b)(c)
4,525,000	0.950	04/01/2026	3,932,455
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A2/A-)
3,000,000	0.650	08/01/2025	2,759,443
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (Aa3/AA-)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%)
7,150,000	1.330	11/01/2023	7,157,062
Indiana Finance Authority State Revolving Fund Program Bond Series 2016D (AAA/Aaa)(b)
8,650,000	5.000	08/01/2026	9,579,492
9,310,000	5.000	08/01/2026	10,310,412
Indiana Finance Authority State Revolving Fund Program Bonds Series 2015A (AAA/Aaa)(b)
6,885,000	5.000	02/01/2025	7,381,765
Indiana Finance Authority Tax Exempt Private Activity Bonds Series 2013 A (NR/NR)(b)
10,000,000	5.000	07/01/2023	10,291,189
Indiana Finance Authority Tax Exempt Private Activity Bonds Series 2013 A (US TREASURY OBLIGATIONS) (NR\NR)(b)
6,500,000	5.000	07/01/2023	6,689,273
Indianapolis Local Public Improvement Bond Bank Refunding Bonds Series 2019D (AMT) (A1\NR)
5,625,000	5.000	01/01/2026	6,027,066
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (ST INTERCEPT) (NR/AA+)
290,000	5.000	07/15/2022	290,309
300,000	5.000	01/15/2023	305,589
375,000	3.000	07/15/2023	379,854

			107,230,200

Iowa – 0.0%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (A1/NR)
630,000	5.000	02/15/2023	641,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
$2,105,000	4.000%		05/15/2026	$ 2,081,926

				2,723,126

Kansas – 0.4%
City of Manhattan GO Temporary Notes Series 2022-01 (Aa3\NR)
17,740,000	1.750		06/15/2025	17,212,913
Seward County Unified School District GO Refunding Bonds Series 2017-B (A+/A1)(b)
1,000,000	5.000		09/01/2025	1,085,603
State of Kansas Department of Transportation RB Refunding Series 2015 A (Aa2/AA)
15,840,000	2.750		09/01/2023	16,032,366
Wyandotte County Taxable Utility System Refunding RB Series 2020-B (A/A)
775,000	1.129		09/01/2024	739,475

				35,070,357

Kentucky – 1.8%
City of Owensboro Electric Light & Power System Refunding RB 2019 Series (A-/NR)
800,000	4.000		01/01/2023	808,841
1,400,000	5.000		01/01/2024	1,459,037
2,700,000	4.000		01/01/2025	2,808,292
Commonwealth of Kentucky State Property and Buildings Commission Revenue Refunding Bonds Series B (A-/A1)
2,900,000	5.000		11/01/2026	3,174,693
County of Boone Pollution Control Revenue Refunding Bonds Series 2008A (NON-AMT) (NR/NR)
5,000,000	3.700		08/01/2027	5,025,132
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (A/NR) (PUTABLE)(a)(b)(c)
1,665,000	0.700		09/01/2023	1,636,776
Jefferson County Metro Government Health System RB Series 2020B (A/A+)(a)(b)
19,530,000	5.000		10/01/2023	20,133,336
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (Baa2/NR)
1,000,000	5.000		06/01/2023	1,024,595
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
685,000	5.000		08/01/2025	722,059
Kentucky Public Energy Authority Gas Supply RB 2018 Series B (NR/NR)(a)(b)
7,255,000	4.000		01/01/2025	7,342,037
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (NR/A)(b)
2,420,000	4.000		12/01/2022	2,435,414
3,765,000	4.000		06/01/2023	3,808,120
7,385,000	4.000		12/01/2023	7,492,688
29,535,000	4.000	(a)	06/01/2025	29,928,743

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB 2020 Series A (NR/NR)(a)(b)
$32,050,000	4.000%	06/01/2026	$ 32,436,414
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (Aa3/A-)(b)
3,560,000	5.000	07/01/2022	3,560,000
2,000,000	5.000	07/01/2022	2,000,000
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (Aa3/A-)
2,995,000	5.000	07/01/2023	3,088,484
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
3,800,000	0.900	09/01/2026	3,407,758
Louisville Water Co. RB Refunding Series 2019 (Aaa/AAA)
9,390,000	5.000	11/15/2023	9,792,186
Public Energy Authority of Kentucky Gas Supply RB 2018 Series A (NR/NR)(a)(b)
19,790,000	4.000	04/01/2024	19,977,761

			162,062,366

Louisiana – 3.0%
East Baton Rouge Sewerage Commission RB Refunding Series 2019 A (NR/AA-)
135,000	5.000	02/01/2023	137,721
465,000	5.000	02/01/2024	487,483
East Baton Rouge Sewerage Commission RB Refunding Series 2019 B (NR/AA-)
1,530,000	5.000	02/01/2023	1,560,840
1,570,000	5.000	02/01/2024	1,645,911
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR) (PUTABLE)(a)(b)(c)
11,800,000	1.000	12/01/2024	11,110,207
Louisiana Local Government Community Development Authority Subordinate Lien Revenue Refunding Bonds Series 2020B (A+/A+)(a)(b)
35,000,000	0.875	02/01/2025	31,891,549
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
800,000	2.500	10/01/2022	802,025
950,000	5.000	10/01/2022	958,039
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
435,000	5.000	10/01/2026	462,805
Louisiana Public Facilities Authority RB Series 2020B (A/NR)(a)(b)
19,105,000	5.000	05/15/2025	20,256,542
Louisiana Stadium & Exposition District RB Series 2020 (NR/NR)
15,000,000	5.000	07/03/2023	15,201,332
Louisiana State GO Bonds Series 2012 A (Aa3/NR)
5,040,000	5.000	08/01/2022	5,053,913
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(a)(b)(c)
12,160,000	2.000	04/01/2023	12,015,628

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (Baa3/BBB-) (PUTABLE)(a)(b)(c)
$12,250,000	2.125%	07/01/2024	$ 11,851,292
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-) (PUTABLE)(a)(b)(c)
23,150,000	2.100	07/01/2024	22,385,543
State of Louisiana Gasoline & Fuels Tax RB Refunding First Lien Series 2015 A (Aa2/AA-)(b)
120,000,000	4.000	05/01/2025	125,518,092
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 A (Aa3/NR)(a)(b)
3,075,000	0.600	05/01/2023	2,998,349
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-1 (Aa3/NR)(a)(b)
4,615,000	0.600	05/01/2023	4,499,961
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2022 Series A (Aa3\AA-)(b)(d)
	(SOFR + 0.50%)
4,415,000	1.578	05/01/2026	4,238,417

			273,075,649

Maine – 0.0%
State of Maine GO Bonds Series 2018 D (Aa2/AA)
4,290,000	5.000	06/01/2023	4,420,595

Maryland – 1.8%
Anne Arundel County Consolidated General Improvements Series 2019 (Aaa/AAA)
7,205,000	5.000	10/01/2025	7,854,204
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (NR/CCC)
500,000	5.000	09/01/2022	500,567
City of Baltimore Refunding RB Series 2013B (AA-/Aa2)(b)
5,000,000	5.000	01/01/2024	5,232,652
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (Aaa/AAA)
2,025,000	5.000	08/01/2022	2,030,575
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (Aaa/AAA)
2,825,000	5.000	03/01/2023	2,888,708
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
815,000	4.000	01/01/2023	821,140
1,050,000	4.000	01/01/2024	1,072,907
2,805,000	4.000	01/01/2025	2,898,235
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (Aaa/AAA)(b)
14,350,000	5.000	11/01/2023	14,953,584
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (Aaa/AAA)
8,275,000	3.000	11/01/2022	8,320,344
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
685,000	2.625	07/01/2024	664,765

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 A (NR/A-)
$750,000	5.000%	07/01/2022	$ 750,000
815,000	5.000	07/01/2023	839,788
1,000,000	5.000	07/01/2024	1,054,304
750,000	5.000	07/01/2025	806,387
1,250,000	5.000	07/01/2026	1,366,031
1,250,000	5.000	07/01/2027	1,388,478
Howard County Consolidated Public Improvement Refunding Bonds 2017 Series D (AAA/Aaa)
17,825,000	5.000	02/15/2027	19,970,601
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (Baa1/A-)
8,315,000	1.700	09/01/2022	8,314,163
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
815,000	4.000	01/01/2024	828,471
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
165,000	4.000	10/01/2022	165,861
340,000	4.000	10/01/2023	346,761
350,000	4.000	10/01/2024	358,979
390,000	4.000	10/01/2025	401,373
Maryland Health & Higher Educational Facilities Authority RB Series 2020B-2 (A/NR)(a)(b)
7,000,000	5.000	07/01/2027	7,627,628
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program RB Series 2016 (ST INTERCEPT) (Aa3/AA-)(b)
1,050,000	5.000	05/01/2026	1,157,174
State of Maryland Department of Transportation Third Issue RB Series 2015 (Aa1/AAA)
9,855,000	4.000	12/15/2026	10,095,241
State of Maryland GO Bonds State and Local Facilities Loan of 2022 1st Series A (AAA/Aaa)
25,000,000	5.000	06/01/2028	28,561,845
State of Maryland State and Local Facilities GO Bonds 2020 Series A Tax Exempt Bonds (Aaa\AAA)
7,180,000	5.000	08/01/2026	7,960,396
Town of Chestertown Economic Development Refunding RB Series 2021A (BBB/NR)
1,035,000	5.000	03/01/2026	1,113,486
1,215,000	5.000	03/01/2027	1,321,983
University of Maryland Auxiliary Facility & Tuition RB 2018 Series A (AA+/AA+)
1,075,000	5.000	04/01/2023	1,101,507
Washington Suburban Sanitary District Consolidated Public Improvement Refunding Bonds Series 2020 (AAA/Aaa)
9,870,000	5.000	06/01/2025	10,681,836

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Washington Suburban Sanitary District Consolidated Public Improvement Refunding Bonds Series 2020 (CNTY GTD) (Aaa/AAA)
$9,230,000	5.000%	06/01/2026	$ 10,199,504

			163,649,478

Massachusetts – 2.0%
City of Boston GO Bonds 2020 Series B (Aaa\AAA)
4,490,000	5.000	11/01/2025	4,903,260
Commonwealth of Massachusetts GO Refunding Bonds 2019 Series A (Aa1\AA)
2,500,000	5.000	01/01/2025	2,680,463
Massachusetts Clean Water Trust RB Refunding Series 2006 (Aaa/AAA)(d)
	(MUNI-CPI + 0.99%)
2,050,000	5.990	08/01/2023	2,092,533
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (Aaa/AAA)
3,795,000	5.000	02/01/2023	3,874,576
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A3/A)
750,000	4.000	07/01/2022	750,000
750,000	5.000	07/01/2023	773,635
500,000	5.000	07/01/2024	523,464
Massachusetts Development Finance Agency RB for President & Trustees of Williams College Series 2011 (Aa1/AA+)(a)(b)
3,500,000	0.450	07/01/2025	3,226,007
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
275,000	5.000	10/01/2022	277,327
300,000	5.000	10/01/2023	310,914
350,000	5.000	10/01/2024	368,000
300,000	5.000	10/01/2025	320,514
Massachusetts Development Finance Agency RB Series 2016A (AAA/Aaa)
10,000,000	5.000	07/15/2030	10,999,943
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
875,000	5.000	07/01/2022	875,000
725,000	5.000	07/01/2023	745,102
Massachusetts Health and Educational Facilities Authority Variable Rate Demand RB for Umass Series A (Aa2/AA-/NR) (PUTABLE)(a)(b)(c)
7,000,000	2.450	04/01/2026	6,940,216
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (GNMA/FNMA/FHLMC) (Aa1/AA+)(a)(b)
5,250,000	1.850	06/01/2025	5,056,488
Massachusetts School Building Authority Senior Dedicated Sales Tax Refunding Bonds 2015 Series C (Aa2\AA+)
3,520,000	5.000	08/15/2037	3,718,237
Massachusetts State Development Finance Agency RB Mass General Brigham, Inc. Series 2019 T 1 (Aa3\AA-)(b)(d)(f)
	(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000	1.380	01/29/2026	6,205,008

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(d)
	(3M USD LIBOR + 0.57%)
$13,055,000	1.432%	05/01/2037	$ 12,285,489
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(d)
	(3M USD LIBOR + 0.57%)
11,560,000	1.432	05/01/2037	10,878,606
Massachusetts State GO Bonds Series 2014 F (Aa1/AA)
58,940,000	4.000	11/01/2031	59,119,637
Massachusetts State Health and Educational Facilities Authority RB for Umass Memorial Health Care, Inc. Series 1998 B (WR\BBB+)(a)
3,500,000	2.385	07/01/2023	3,478,125
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A2/A+)
1,300,000	5.000	01/01/2023	1,320,476
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (Aa2/AA)(a)(b)
41,255,000	5.000	01/01/2023	41,872,311

			183,595,331

Michigan – 1.4%
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (NR/AA)
1,385,000	5.000	11/01/2022	1,401,276
County of Macomb L’Anse Creuse Public School 2015 GO UT Refunding Bonds (US TREASURY OBLIGATIONS / STAT) (NR\AA)(b)
5,560,000	5.000	05/01/2025	5,993,606
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
800,000	5.000	07/01/2022	800,000
900,000	5.000	07/01/2023	926,476
25,025,000	5.000	07/01/2048	26,125,031
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (NR/AA)
1,500,000	5.000	07/01/2022	1,500,000
1,500,000	5.000	07/01/2023	1,544,126
500,000	5.000	07/01/2024	526,152
550,000	5.000	07/01/2025	578,438
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(d)
	(3M USD LIBOR + 0.60%)
28,240,000	2.094	07/01/2032	27,564,087
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2020 B (A2/A+)
260,000	1.492	07/01/2022	260,000
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (A1/AA-)
200,000	1.654	07/01/2025	189,186
Lansing Board of Water & Light Utility System RB Series 2021B (AA-/NR)(a)(b)
5,000,000	2.000	07/01/2026	4,737,920

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR\BBB-)
$185,000	4.000%	02/01/2027	$ 188,561
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2015B (NR/A1)
1,215,000	5.000	05/15/2034	1,255,316
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2022B (AA/Aa3)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000	1.530	04/15/2027	5,844,991
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (NR/BB+)
500,000	3.800	10/01/2022	501,325
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (A1/AA)
9,225,000	5.000	07/01/2022	9,225,000
5,000,000	5.000	07/01/2023	5,157,066
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A)
10,000,000	1.476	06/01/2025	9,205,061
Michigan State Hospital Finance Authority Refunding And Project RB Series 2010F-5 (AA+/A-1+/AA+/F1+)(a)(b)
4,400,000	2.400	03/15/2023	4,413,208
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (Baa2/NR)
2,210,000	5.000	12/31/2023	2,301,537
2,685,000	5.000	06/30/2024	2,767,127
3,500,000	5.000	12/31/2024	3,627,314
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (Aa1/NR)
2,380,000	5.000	05/01/2023	2,445,479
2,730,000	5.000	05/01/2024	2,878,648
Star International Academy Refunding Bonds Series 2020 (BBB/NR)
665,000	4.000	03/01/2023	670,576
690,000	4.000	03/01/2024	698,917
720,000	4.000	03/01/2025	721,513
745,000	4.000	03/01/2026	742,163
775,000	4.000	03/01/2027	768,457
Wayne County Airport Authority RB Series 2018C (NON-AMT) (A-/A)
500,000	5.000	12/01/2022	507,050
Western Michigan University Board of Trustees General RB Series 2019A (A/NR)
1,490,000	5.000	11/15/2022	1,509,410
160,000	5.000	11/15/2023	166,523

			127,741,540

Minnesota – 0.5%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000	12/01/2029	5,288,326

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2022 (NR/BBB-)
$275,000	5.000%	06/15/2025	$ 289,325
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
300,000	5.000	06/15/2023	307,762
265,000	5.000	06/15/2024	275,282
360,000	5.000	06/15/2026	382,814
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (Baa1/NR)
575,000	5.000	05/01/2023	588,909
Metropolitan Council GO Grant Anticipation Notes Series 2021B (Aaa\AAA)
13,000,000	5.000	12/01/2024	13,911,078
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (NR/A)
2,810,000	5.000	01/01/2024	2,918,824
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
100,000	3.000	12/01/2022	100,297
100,000	3.000	12/01/2023	100,462
100,000	4.000	12/01/2024	102,254
180,000	4.000	12/01/2025	184,755
Regents of University of Minnesota GO Bonds Series 2013A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,202,685
State of Minnesota GO State Various Purpose Bonds Series 2015A (AAA/Aa1)
11,210,000	5.000	08/01/2025	12,193,737
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (Aa1/AAA)
3,240,000	5.000	08/01/2022	3,249,136

			43,095,646

Mississippi – 0.5%
City of Jackson GO Refunding Bonds Series 2021 (Baa3/A+)
325,000	5.000	03/01/2023	331,855
500,000	5.000	03/01/2024	523,539
1,000,000	5.000	03/01/2025	1,073,576
830,000	5.000	03/01/2026	909,585
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2\BBB) (PUTABLE)(a)(b)(c)
10,500,000	2.650	04/01/2027	10,052,522
Mississippi Business Finance Corp Solid Waste Disposal RB Series 2002 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
1,000,000	2.200	06/03/2024	976,697
Mississippi Hospital Equipment & Facilities Authority Revenue Refunding Bonds Series 2020A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2025	8,170,320
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR) (PUTABLE)(a)(b)(c)
8,225,000	2.900	09/01/2023	8,259,909
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
9,085,000	1.375	06/16/2025	8,587,157

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020C (NON-AMT) (BBB/NR)(a)(b)
$9,300,000	1.375%	06/16/2025	$ 8,849,221
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
1,175,000	1.600	06/16/2025	1,125,436

			48,859,817

Missouri – 0.3%
Kansas City Municipal Assistance Corp. Revenue Leasehold Bonds Series 2004 B-1 (AA-/A2) (g)
3,720,000	0.000	04/15/2026	3,360,859
Metropolitan St. Louis Sewer District RB Refunding Series 2015 B (Aa1/AAA)
8,770,000	5.000	05/01/2038	9,428,960
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
570,000	5.000	09/01/2023	584,907
600,000	5.000	09/01/2024	619,803
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
575,000	5.000	02/15/2023	586,924
400,000	5.000	02/15/2024	419,330
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
105,000	5.000	10/01/2024	110,799
125,000	5.000	10/01/2025	134,110
Southeast Missouri State University System Facilities Refunding RB Series 2020 (A/NR)
1,410,000	5.000	04/01/2025	1,498,252
2,795,000	5.000	04/01/2026	3,006,464
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(c)
4,000,000	3.500	07/01/2025	4,012,501

			23,762,909

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
310,000	5.000	07/01/2022	310,000
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A3/A-)
8,790,000	2.000	08/01/2023	8,798,572
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (Aa2/NR)
470,000	5.000	12/01/2022	476,878
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
500,000	5.000	01/01/2023	508,468

			10,093,918

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nebraska – 0.2%
Central Plans Energy Project Gas Supply Revenue Refunding Bonds Series 2019 (NR/AA-)(a)(b)
$12,400,000	4.000%	08/01/2025	$ 12,738,205
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (A1/NR)(a)(b)
2,100,000	5.000	11/15/2025	2,259,901
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (A1/NR)
110,000	5.000	11/15/2023	114,318
175,000	5.000	11/15/2025	187,610
Washington County Wastewater & Solid Waste Disposal Facilities Revenue Refunding Bonds Series 2012 (A/NR) (PUTABLE)(a)(b)(c)
4,700,000	0.900	09/01/2025	4,410,678

			19,710,712

Nevada – 0.4%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (A1/AA)
1,970,000	5.000	06/01/2024	2,079,208
Clark County Airport System Subordinate Lien Refunding RB Series 2019D (NON-AMT) (Aa3\A)
8,400,000	5.000	07/01/2026	9,213,178
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
325,000	3.000	06/15/2025	332,176
550,000	5.000	06/15/2026	603,857
Clark County School District GO LT Building Bonds Series 2022A (A+/A1)(e)
6,875,000	5.000	06/15/2025	7,401,945
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (Aa1/AAA)
3,640,000	5.000	07/01/2022	3,640,000
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A1/A)
500,000	5.000	07/01/2022	500,000
1,650,000	5.000	07/01/2025	1,672,749
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A1/A-)
12,000,000	1.450	12/01/2024	11,666,934
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2025	750,534
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
200,000	5.000	07/01/2024	210,461

			38,071,042

New Hampshire – 0.3%
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-1 (A-/A-2/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,227,983
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-2 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2024	4,911,894

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-3 (A-/A-2/NR)(a)(b)
$5,000,000	2.150%	07/01/2024	$ 4,911,894
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-4 (A-/A-2/NR)(a)(b)
3,000,000	2.150	07/01/2024	2,947,136
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
220,000	4.000	01/01/2024	220,693
285,000	4.000	01/01/2025	285,803
265,000	4.000	01/01/2026	264,742
250,000	4.000	01/01/2027	248,680
New Hampshire Housing Finance Authority Multi-Family Housing RB 2022 Series 1 (NON-AMT) (NR/Aaa)(e)
1,010,000	2.650	08/01/2024	1,010,820
5,575,000	2.800	02/01/2025	5,581,240
New Hampshire Municipal Bond Bank RB 2021 C (NR/AA+)
5,440,000	5.000	08/15/2026	6,029,141

			27,640,026

New Jersey – 5.8%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
500,000	5.000	03/01/2023	510,215
City of Newark GO Refunding Bonds Series 2020 A (AGM ST AID WITHHLDG) (A2/AA)
800,000	5.000	10/01/2024	844,004
650,000	5.000	10/01/2025	698,208
750,000	5.000	10/01/2026	816,806
City of Newark GO Refunding Bonds Series 2020 A (ST AID WITHHLDG) (Baa1/NR)
750,000	5.000	10/01/2022	755,800
City of Newark GO Refunding Bonds Series 2020 B (AGM SCH BD RES FD) (A2/AA)
650,000	5.000	10/01/2024	685,753
600,000	5.000	10/01/2025	644,499
City of Newark GO Refunding Bonds Series 2020 B (SCH BD RES FD) (A3/NR)
580,000	5.000	10/01/2022	584,485
County of Cape May GO Bonds Series 2019 (Aa1/NR)
2,450,000	4.000	10/01/2022	2,465,988
2,655,000	4.000	10/01/2024	2,771,336
County of Morris GO Bonds for General Improvement and County College Series 2021 (Aaa\AAA)
4,615,000	2.000	02/01/2027	4,406,591
New Jeresy Transportation Trust Fund Authority Transportation Program Bonds 2014 Series AA (A3\BBB)
25,000,000	5.000	06/15/2024	26,129,310
New Jersey Economic Development Authority RB Series 2005 (AMBAC) (BBB/Baa1)
12,350,000	5.500	09/01/2024	13,088,546

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/B)
$225,000	4.000%	07/01/2022	$ 225,000
270,000	4.000	01/01/2023	269,287
275,000	4.000	07/01/2023	273,552
320,000	4.000	01/01/2024	316,949
325,000	4.000	07/01/2024	320,908
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (Baa1/BBB)
10,070,000	5.000	06/15/2040	10,235,719
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A1/A+)
1,375,000	1.000	06/01/2023	1,359,534
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A1/A+) (PUTABLE)(a)(b)(c)
8,645,000	1.200	06/01/2023	8,554,952
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A1/A+)
2,550,000	1.150	06/01/2023	2,526,530
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A1/A+)
3,100,000	0.850	12/01/2025	2,866,568
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (Baa1/BBB)(d)
	(SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000	2.030	09/01/2025	13,465,029
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (Baa1/BBB)
6,900,000	5.000	06/15/2025	7,271,156
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
2,345,000	5.000	06/15/2023	2,412,366
6,500,000	5.000	06/15/2024	6,793,620
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
250,000	5.000	06/15/2023	257,182
300,000	5.000	06/15/2024	313,552
385,000	5.000	06/15/2025	405,709
555,000	5.000	06/15/2026	592,406
445,000	5.000	06/15/2027	480,221
New Jersey Economic Development Authority School Facilities Construction Bonds 2016 Series AAA (US TREASURY OBLIGATIONS) (A3\BBB)(b)
5,000,000	5.500	12/15/2026	5,683,349
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(b)
6,470,000	5.500	12/15/2026	7,354,254
New Jersey Economic Development Authority State Lease RB for Health Department and Taxation Division Office Project 2018 Series A (A3/BBB+)
1,955,000	5.000	06/15/2024	2,043,312

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority Princeton University RB 2014 Series A (AAA/Aaa)
$8,220,000	5.000%	07/01/2026	$ 8,681,209
New Jersey Educational Facilities Authority Princeton University RB 2022 Series A (AAA/Aaa)
20,870,000	5.000	03/01/2027	23,392,206
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (NR/BBB+)
440,000	5.000	07/01/2022	440,000
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (Baa2/BBB)
1,240,000	5.000	07/01/2022	1,240,000
New Jersey Healthcare Facilities Financing Authority Revenue & Refunding Bonds Series 2019B-1 (AA-/NR)(a)(b)
24,390,000	5.000	07/01/2024	25,646,222
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,260,000	0.500	11/01/2023	1,232,463
1,595,000	0.650	05/01/2024	1,545,719
3,085,000	0.750	11/01/2024	2,964,633
2,310,000	0.900	11/01/2025	2,181,139
New Jersey Housing and Mortgage Finance Agency Multi-Family RB 2017 Series A (NON-AMT) (NR\AA-)
1,830,000	2.850	11/01/2025	1,851,691
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A2/A+)(d)
	(1M USD LIBOR + 0.60%)
15,565,000	1.799	01/01/2023	15,573,130
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A2/A+)(d)
	(1M USD LIBOR + 0.70%)
5,000,000	1.899	01/01/2024	5,056,907
New Jersey State Turnpike Authority RB Series 2014 A (A2/A+)
8,650,000	5.000	01/01/2027	9,091,563
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes 2016 Subseries A-1 (A3\A+)
4,395,000	5.000	06/15/2027	4,759,891
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(g)
28,575,000	0.000	12/15/2028	22,462,842
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (A2/AA)
15,080,000	5.250	12/15/2022	15,326,213
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(g)
25,055,000	0.000	12/15/2025	22,490,946
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (BHAC-CR AMBAC) (Aa1/AA+)(g)
1,130,000	0.000	12/15/2026	1,002,845
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(g)
34,235,000	0.000	12/15/2027	28,399,449
320,000	0.000	12/15/2031	219,935

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (Baa1/BBB)
$3,435,000	5.000%	12/15/2023	$ 3,572,235
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
8,105,000	5.000	12/15/2024	8,482,924
12,905,000	5.000	12/15/2025	13,686,181
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,000,000	5.000	12/15/2023	2,079,904
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (Baa1/BBB)
27,745,000	5.250	12/15/2023	28,951,561
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL) (Baa1/BBB)
4,920,000	5.750	06/15/2023	5,095,704
New Jersey Transportation Trust Fund Authority RB Series 2006 C (AMBAC) (Baa1/BBB)(g)
3,500,000	0.000	12/15/2026	3,025,616
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (Baa1/A+)
11,250,000	5.000	06/15/2023	11,560,332
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (A2/AA)
30,330,000	5.500	12/15/2022	30,858,640
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A3/BBB+)
22,450,000	4.000	06/01/2023	22,861,023
25,135,000	5.000	06/01/2024	26,407,653
19,520,000	5.000	06/01/2025	20,863,191
11,650,000	5.000	06/01/2026	12,654,955
8,350,000	5.000	06/01/2027	9,206,435
State of New Jersey GO Bonds Series 2021 (A3/BBB+)
10,000,000	2.000	06/01/2026	9,610,086
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB+)
25,000	3.200	06/01/2027	25,000
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds Series 2018A (A/NR)
1,495,000	5.000	06/01/2027	1,602,892
Toms River Regional School District Board of Education Bonds (SCH BD RES FD) (AA-/NR)
2,695,000	2.000	07/15/2022	2,695,561
Township of Plainsboro General Improvement Bonds Series 2016 (AAA/NR)
1,050,000	2.000	08/01/2022	1,050,637

			536,272,229

New Mexico – 1.2%
City of Farmington Pollution Control Revenue Refunding Bonds 2010 Series B (NON-AMT) (BBB/NR)(a)(b)
12,500,000	3.000	06/01/2024	12,569,275
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,330,000	0.875	10/01/2026	2,997,216

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (Baa2/BBB) (PUTABLE)(a)(b)(c)
$10,000,000	1.150%	06/01/2024	$ 9,634,833
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 D (Baa2/BBB) (PUTABLE)(a)(b)(c)
14,760,000	1.100	06/01/2023	14,538,532
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (Baa2/BBB) (PUTABLE)(a)(b)(c)
11,500,000	1.150	06/01/2024	11,080,058
New Mexico Finance Authority State Transportation Refunding RB Series 2022A (AA+/Aa1)
16,320,000	5.000	06/15/2025	17,652,876
11,815,000	5.000	06/15/2026	13,042,281
State of New Mexico Severance Tax Bonds Series 2022A (AA-/Aa2)
10,000,000	5.000	07/01/2024	10,583,186
10,000,000	5.000	07/01/2025	10,811,974
10,000,000	5.000	07/01/2026	11,028,127
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
100,000	4.000	09/01/2023	101,944
100,000	4.000	09/01/2024	102,984
175,000	4.000	09/01/2025	181,847
150,000	5.000	09/01/2026	162,847

			114,487,980

New York – 15.6%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
5,400,000	1.625	11/01/2025	5,028,552
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (Ba1/NR)
500,000	5.000	07/15/2022	500,192
500,000	5.000	07/15/2023	506,844
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (NR/AA)
520,000	5.000	04/01/2025	555,392
500,000	5.000	04/01/2026	542,825
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
120,000	4.000	06/15/2023	121,203
120,000	4.000	06/15/2024	121,586
110,000	4.000	06/15/2025	111,298
Chautauqua County Capital Resource Corporation Exempt Facilities Revenue Refunding Bonds Series 2020 (NON-AMT) (Baa3\BBB-)(a)(b)
2,500,000	1.300	04/03/2023	2,468,192
City of New York GO Bonds 2022 Series B and C Tax Exempt Bonds (Aa2/AA)
25,000,000	5.000	08/01/2024	26,522,098
10,000,000	5.000	08/01/2025	10,849,534
7,755,000	5.000	08/01/2026	8,581,940

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (Aa2/WR/AA)
$42,105,000	5.000%	08/01/2038	$ 42,958,961
City of New York GO Bonds Fiscal 2015 Series F Subseries F-5 (AA/Aa2)(a)
23,650,000	0.300	06/01/2044	23,650,000
City of New York GO Bonds Fiscal Series A Subseries A-3 (AA+/Aa2)(a)
21,165,000	0.370	10/01/2040	21,165,000
City of New York GO Bonds Series 2012 B (Aa2/AA)
6,675,000	5.000	08/01/2023	6,693,490
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (A2/AA)
1,000,000	5.000	07/01/2022	1,000,000
County of Nassau GO General Improvement Bonds 2022 Series A (AA-/A1)
1,175,000	5.000	04/01/2024	1,233,951
1,080,000	5.000	04/01/2025	1,157,666
1,000,000	5.000	04/01/2026	1,092,746
County of Suffolk Refunding Serial Bonds 2017 Series A (AGM) (AA/BBB+)
7,035,000	4.000	02/01/2023	7,125,947
County of Suffolk Refunding Serial Bonds 2017 Series B (AGM) (AA/BBB+)
6,360,000	4.000	10/15/2023	6,520,171
Dormitory Authority of the State of New York Sales Tax RB Series 2016A (Aa2\AA+)
2,365,000	5.000	03/15/2030	2,589,617
Dutchess County Local Development Corp. RB for Health QuestSystems Obligated Group Series 2016 B (Baa2/A-)
24,725,000	5.000	07/01/2046	25,248,322
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (BBB+/NR)
125,000	5.000	12/01/2022	126,318
125,000	5.000	12/01/2023	128,810
175,000	5.000	12/01/2024	182,560
200,000	5.000	12/01/2025	210,633
275,000	5.000	12/01/2026	291,802
Long Island Power Authority Electic System General RB Series 2019B (A/A)(a)(b)
13,675,000	1.650	09/01/2024	13,427,618
Long Island Power Authority RB Refunding Series 2014 C (A2/A)(b)(d)
	(1M USD LIBOR + 0.75%)
34,000,000	1.949	10/01/2023	33,991,884
Long Island Power Authority RB Refunding Series 2015 C (A2/A)(b)(d)
	(1M USD LIBOR + 0.75%)
28,500,000	1.949	10/01/2023	28,493,120
Long Island Power Authority RB Refunding Series 2020 B (A2/A)(a)(b)
8,000,000	0.850	09/01/2025	7,523,297
Long Island Power Authority RB Refunding Series 2021 B (A2/A)(a)(b)
15,000,000	1.500	09/01/2026	14,205,099
Long Island Power Authority RB Series 2012 B (A2/A)
10,000,000	5.000	09/01/2027	10,051,940

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority RB Series 2021 (A2/A)
$14,000,000	1.000%	09/01/2025	$ 13,127,569
Metropolitan Transportation Authority Dedicated Tax Fund Refunding Green Bonds Subseries 2017B-2 (AA/NR)
1,345,000	5.000	11/15/2026	1,484,441
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (MIG2/SP-2)
41,265,000	5.000	02/01/2023	41,967,252
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,250,000	4.000	11/15/2026	4,364,527
3,750,000	5.000	11/15/2027	4,030,223
Metropolitan Transportation Authority RB Refunding Series 2012 D (A3/BBB+)
4,750,000	5.000	11/15/2030	4,806,135
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
1,040,000	5.000	11/15/2025	1,104,350
Metropolitan Transportation Authority RB Refunding Series 2017 C-1 (A3/BBB+)
9,000,000	5.000	11/15/2026	9,638,113
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A3/NR/BBB+)(b)(d)
	(1M USD LIBOR + 0.55%)
26,460,000	1.698	11/01/2022	26,367,848
Metropolitan Transportation Authority RB Series 2011 B (A3/WR/BBB+)(b)(d)
	(1M USD LIBOR + 0.55%)
26,625,000	1.698	11/01/2022	26,532,316
Metropolitan Transportation Authority RB Series 2012 H (A3/BBB+)
1,570,000	5.000	11/15/2033	1,585,543
3,110,000	5.000	11/15/2042	3,140,899
Metropolitan Transportation Authority RB Series 2019 D-1 (MIG2/SP-2)
9,000,000	5.000	09/01/2022	9,048,363
Metropolitan Transportation Authority RB Subseries 2014 D-2 (A3/BBB+)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.45%)
15,000,000	1.230	11/15/2022	14,957,751
Metropolitan Transportation Authority Transportation RB Series 2012E (A3\BBB+)
1,895,000	4.000	11/15/2038	1,766,507
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015D-1 (BBB+/A3)
10,000,000	5.000	11/15/2033	10,347,664
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds for Transportation Revenue Variable Rate Refunding Bonds Subseries 2002G-1H (A3/WR\BBB+)(d)
	(SOFR + 0.60%)
16,750,000	1.632	11/01/2026	15,810,305
Metropolitan Transportational Authority Revenue Green Bonds Series 2019A (BBB+/A-)(a)(b)
56,070,000	5.000	11/15/2024	58,551,339

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Monroe County Industrial Development Corp. RB Refunding for Rochester Regional Health Obligated Group Series 2020 A (NR/BBB+)
$300,000	5.000%	12/01/2022	$ 303,849
250,000	5.000	12/01/2023	259,518
600,000	5.000	12/01/2024	625,921
750,000	5.000	12/01/2025	789,873
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)(a)
300,000	1.340	01/01/2032	300,000
New York City GO Refunding Bonds Fiscal 2018 Series A (Aa2/AA)
4,175,000	5.000	08/01/2026	4,620,194
New York City GO Refunding Bonds Fiscal 2019 Series A (Aa2/AA)
27,605,000	5.000	08/01/2024	29,285,700
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
7,010,000	2.750	12/29/2023	7,018,653
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (Aa2/AA+)(a)(b)
10,500,000	1.125	11/01/2024	10,098,118
New York City Housing Development Corp. RB Series 2020 D-2 (FHA 542 (C)) (Aa2/AA+)(a)(b)
2,000,000	0.700	11/01/2024	1,887,251
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR)(d)
	(MUNI-CPI + 0.88%)
2,505,000	9.452	03/01/2025	2,563,518
2,610,000	9.462	03/01/2026	2,678,266
2,725,000	9.472	03/01/2027	2,799,001
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (NATL) (Baa1/NR)(d)
	(MUNI-CPI + 0.88%)
2,405,000	9.442	03/01/2024	2,449,713
New York City Transitional Finance Authority Building Aid RB Fiscal 2016 Series S-1 (Aa3\AA)
10,000,000	5.000	07/15/2032	10,713,827
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (Aa1/AAA)(a)
200,000	1.340	11/01/2027	200,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (Aa1/AAA)
3,825,000	5.000	08/01/2030	4,037,082
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (Aa1/AAA)
23,565,000	2.570	11/01/2023	23,377,375
25,580,000	2.640	11/01/2024	25,117,048
17,885,000	2.740	11/01/2025	17,472,930
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds 2021 Subseries F-1 (Aa1/AAA)
15,000,000	5.000	11/01/2023	15,640,983
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2021 Subseries F-1 (AAA/Aa1)
9,425,000	5.000	11/01/2026	10,427,355

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2016 B (Baa2/NR)
$1,370,000	5.000%	11/15/2022	$ 1,385,791
540,000	5.000	11/15/2023	560,013
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
860,000	5.000	11/15/2022	870,888
25,000	5.000	11/15/2024	26,533
270,000	5.000	11/15/2025	291,894
6,000,000	5.000	11/15/2026	6,438,362
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2\NR)
705,000	5.000	11/15/2040	736,861
New York State Dormitory Authority RB for New York State University Series 2013 A (Aa3/A+)(b)
2,450,000	5.000	07/01/2023	2,530,148
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa2/AA+)
62,425,000	5.000	03/15/2023	63,935,916
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
925,000	5.000	07/01/2024	961,102
970,000	5.000	07/01/2025	1,021,113
1,025,000	5.000	07/01/2026	1,088,903
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A3/A-)
1,215,000	5.000	05/01/2023	1,246,305
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 E (Aa2/AA+)
30,000,000	3.250	03/15/2035	28,671,561
New York State Dormitory Authority Sales Tax RB Refunding Series 2014 A (Aa2/AA+)
5,580,000	5.000	03/15/2029	5,842,769
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (Aa2/AA+)
31,875,000	5.000	03/15/2023	32,646,493
New York State Dormitory Authority School District Financing RB Series 2020 A (AGM) (A1/AA)
550,000	5.000	10/01/2022	554,788
675,000	5.000	10/01/2023	701,332
815,000	5.000	10/01/2024	864,594
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (Aa2/AA+)
730,000	4.900	03/15/2023	739,015
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (ETM) (Aa2/NR)
34,055,000	5.000	03/15/2025	36,744,950
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2012 A (Aa2/AA+)
5,125,000	5.000	12/15/2029	5,192,224
New York State Energy Research & Development Authority Pollution Control RB 2004 Series C (A-/A-) (PUTABLE)(a)(b)(c)
17,000,000	2.625	07/03/2023	17,008,527

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)
$27,750,000	2.300%	07/01/2034	$ 27,750,000
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,710,000	1.100	05/01/2027	3,340,549
New York State Housing Finance Agency Affordable Housing 2022 Series D-2 (NR/Aa2)(a)(b)
22,000,000	3.100	11/01/2027	21,718,039
New York State Housing Finance Agency RB Series 2021 D-2 (SONYMA) (Aa2/NR)(a)(b)
8,500,000	0.650	11/01/2025	7,856,099
New York State Housing Finance Agency RB Series 2021 E-2 (SONYMA) (Aa2/NR)(a)(b)
5,000,000	0.650	11/01/2025	4,621,235
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (AA+/NR)
9,285,000	5.000	03/15/2025	9,966,366
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (Aa2/AA+)
1,120,000	5.000	03/15/2027	1,172,742
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (Aa2/AA+)
28,250,000	2.860	03/15/2024	28,008,946
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (Aa2/AA+)
20,015,000	2.980	03/15/2025	19,708,056
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2022 (NR/NR)
9,000,000	5.000	12/01/2026	9,534,789
12,000,000	5.000	12/01/2027	12,711,515
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
5,300,000	5.000	01/01/2023	5,339,969
13,975,000	5.000	01/01/2024	14,211,823
8,000,000	5.000	01/01/2025	8,179,738
3,425,000	5.000	01/01/2026	3,517,103
3,000,000	5.000	01/01/2028	3,091,599
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
250,000	5.000	12/01/2022	252,645
1,500,000	5.000	12/01/2023	1,544,886
1,850,000	5.000	12/01/2024	1,931,234
2,315,000	5.000	12/01/2025	2,428,941
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
850,000	5.000	12/01/2022	859,861
1,000,000	5.000	12/01/2024	1,052,705
830,000	5.000	12/01/2025	878,792
1,000,000	5.000	12/01/2026	1,068,682
1,100,000	5.000	12/01/2027	1,181,353
1,000,000	5.000	12/01/2028	1,064,928

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa3\NR)
$13,290,000	5.000%	07/01/2046	$ 13,581,082
New York Transportational Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (AMT) (NR/NR)
6,150,000	5.000	07/01/2041	6,296,553
New Yorl City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2015 Series B Tax Exempt Bonds (AAA/Aa1)
6,655,000	5.000	08/01/2039	6,975,651
Onondaga County IDA Multifamily Housing RB for Baldwinsville Senior Housing Preservation Project Series 2022 (NR/NR)(a)(b)
7,087,000	4.000	12/01/2023	7,206,210
Port Authority of New York & New Jersey Consolidated Bonds 177th Series (A+/A+)
2,715,000	4.000	07/15/2031	2,715,428
Port Authority of New York & New Jersey Consolidated Bonds 223rd Series (A+/A+)
1,400,000	5.000	07/15/2025	1,499,179
Port Authority of New York & New Jersey Consolidated Bonds 227th Series (A+/A+)
8,975,000	3.000	10/01/2027	8,973,638
Port Authority of New York & New Jersey Consolidated Bonds 275th Series (A+/A+)
2,505,000	5.000	09/15/2025	2,690,300
Port Authority of New York & New Jersey Consolidated Bonds Series 186 (A+/A+)
8,345,000	5.000	10/15/2033	8,597,192
Port Authorty of New York Consolidated Bonds 227th Series (Aa3/A+)
8,935,000	3.000	10/01/2028	8,830,605
Sales Tax Asset Receivable Corp Sales Tax Asset RB Fiscal 2015 Series A (AA+/AA+)(b)
1,365,000	5.000	10/15/2024	1,455,755
20,035,000	4.000	10/15/2024	20,914,120
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
4,080,000	5.000	05/01/2026	4,363,307
State of New York Dormitory Authority Personal Income Tax Tax Exempt RB Series 2020A (Aa2/NR)
40,000,000	5.000	03/15/2026	43,897,688
State of New York Dormitory Authority Personal Income Tax Tax Exempt RB Series 2022A (NR/AA+)
7,235,000	5.000	03/15/2027	8,046,945
State of New York Dormitory Authority Wagner College RB Series 2022 (NR/NR)
675,000	5.000	07/01/2026	713,462
705,000	5.000	07/01/2027	750,803
740,000	5.000	07/01/2028	790,040
Suffolk Tobacco Asset Securitization Settlement Asset Backed Bonds Series 2021B-1 (A/NR)
420,000	0.450	06/01/2031	414,973

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Town of Oyster Bay Public Improvement Refunding Serial Bonds 2020 (BAM) (AA/NR)
$750,000	4.000%	11/01/2025	$ 784,275
800,000	4.000	11/01/2026	843,326
675,000	4.000	11/01/2027	715,994
Town of Oyster Bay Public Improvement Refunding Serial Bonds 2021 (AGM) (AA/NR)
850,000	4.000	03/01/2028	903,347
Triborough Bridge & Tunnel Authority General RB Series 2012A (AA-/AA-)
5,000,000	4.000	11/15/2036	5,000,216
Triborough Bridge & Tunnel Authority General RB Series 2014A (AA-/AA-)
20,135,000	5.000	11/15/2039	21,012,264
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds Series 2018B (AA-/AA-)
7,610,000	5.000	11/15/2025	8,306,831
Triborough Bridge & Tunnel Authority General Revenue Variable Rate Refunding Bonds Subseries 2005B-4A (AA-/AA-)(b)(d)
(SOFR + 0.38%)
6,430,000	1.412	02/01/2024	6,287,548
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021B (AA+/AA+)(a)(b)
47,000,000	5.000	05/15/2026	51,343,782
Triborough Bridge & Tunnel Authority Second Subordinate RB Anticipation Notes Series 2021A (NR/A+)
14,195,000	5.000	11/01/2025	15,444,303
Triborough Bridge and Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021C-1B (NR\AA+)(a)(b)
5,700,000	5.000	05/15/2026	6,224,601
Triborough Bridge and Tunnel Authority Payroll Mobility Tax Senior Lien Refunding Bonds Series 2022B (AA+/NR)(e)
1,220,000	5.000	05/15/2023	1,249,684
1,280,000	5.000	05/15/2024	1,345,248
1,350,000	5.000	05/15/2025	1,445,069
14,425,000	4.000	05/15/2026	15,238,074
Utility Debt Securitization Authority Restructuring Bonds Series 2013TE (AAA/AAA)
9,740,000	5.000	12/15/2030	10,156,077
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2013 (NR/NR)
1,350,000	5.000	01/01/2028	1,363,146
2,235,000	5.000	01/01/2034	2,256,764
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2022B (NR/NR)(e)
275,000	5.000	01/01/2027	282,659

			1,428,244,744

North Carolina – 1.1%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E (AA-/NR)(a)(b)
6,500,000	0.800	10/31/2025	6,148,685

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
$425,000	2.000%	10/01/2024	$ 414,632
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
450,000	2.000	10/01/2024	439,022
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
2,150,000	2.100	10/01/2024	2,112,911
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB) (PUTABLE)(a)(b)(c)
4,550,000	1.375	06/16/2025	4,300,668
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AA/Baa2)
750,000	5.000	07/01/2027	816,599
1,000,000	5.000	07/01/2028	1,093,994
North Carolina Capital Facilities Finance Agency RB Refunding for Campbell University, Inc. Series 2021 A (Baa2/NR)
850,000	5.000	10/01/2025	903,780
760,000	5.000	10/01/2026	816,038
North Carolina Capital Facilities Finance Agency RB Refunding for High Point University Series 2021 (NR/A-)
240,000	5.000	05/01/2025	256,198
275,000	5.000	05/01/2026	297,916
North Carolina Turnpike Authority RB Series 2020 (NR/BBB)
75,000,000	5.000	02/01/2024	78,079,440
State of North Carolina GO Public Improvement Bonds Series 2018A (Aaa\AAA)
5,020,000	5.000	06/01/2027	5,655,179

			101,335,062

North Dakota – 0.3%
Cass County Joint Water Resource District GO Bonds Series 2021 A (Aa3/NR)
18,895,000	0.480	05/01/2024	18,031,451
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa2/NR)
135,000	5.000	12/01/2023	139,513
125,000	5.000	12/01/2024	131,230
165,000	5.000	12/01/2025	175,688
225,000	5.000	12/01/2026	242,366
1,125,000	5.000	12/01/2027	1,219,157
City of Williston Airport RB Series 2018 (A+/NR)
1,815,000	5.000	11/01/2022	1,835,320
1,655,000	5.000	11/01/2023	1,719,740
2,000,000	4.000	11/01/2024	2,049,531

			25,543,996

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 1.9%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (WR/NR)
$125,000	5.000%	11/15/2025	$ 133,014
175,000	5.000	11/15/2026	188,551
American Municipal Power Prairie State Energy Campus Project RB Refunding Series 2019B (A/A1)
6,965,000	5.000	02/15/2025	7,475,621
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A1/A)
925,000	5.000	02/15/2025	992,814
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (NR/A)
6,345,000	1.650	06/01/2023	6,228,622
5,935,000	1.709	06/01/2024	5,683,819
7,500,000	1.809	06/01/2025	7,000,318
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (Aaa/AAA)
5,000,000	5.000	04/01/2023	5,122,166
Cleveland GO Bonds Series 2020 A (A1/AA+)
125,000	2.000	12/01/2022	125,248
600,000	3.000	12/01/2026	614,428
County of Cuyahoga Hospital RB Series 2017 (Baa3\BBB-)
2,200,000	5.000	02/15/2037	2,251,086
County of Cuyahoga OH RB Series 2017 (BBB-/Baa3)
3,000,000	5.000	02/15/2024	3,124,521
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (Baa1/NR)
1,950,000	5.000	11/15/2024	2,052,548
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
1,750,000	5.000	02/15/2023	1,781,650
1,500,000	5.000	02/15/2025	1,582,528
Hamilton County Sewer System RB Refunding Series 2019 A (Aa2/AA+)
6,450,000	5.000	12/01/2024	6,897,318
Lake County Hospital Facilities Refunding RB Series 2015 (US TREASURY OBLIGATIONS) (WR\NR)(b)
11,000,000	5.000	08/15/2025	11,880,282
Miami Oxford University RB Refunding Series 2020 A (Aa3/NR)
340,000	5.000	09/01/2022	342,025
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR)(a)(b)
6,500,000	4.000	06/01/2027	6,566,183
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
3,750,000	4.250	06/01/2027	3,796,257
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(c)
15,250,000	4.250	06/01/2027	15,370,414

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
$1,075,000	2.875%	02/01/2026	$ 1,029,465
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,695,000	2.875	02/01/2026	2,580,844
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (NR/BBB+) (PUTABLE)(a)(b)(c)
3,750,000	2.100	10/01/2024	3,637,945
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014D (BBB+/NR) (PUTABLE)(a)(b)(c)
5,000,000	1.900	10/01/2024	4,834,479
Ohio Higher Educational Facility Commission RB for University of Dayton RMKT 08/04/06 Series 2003 B (FGIC) (A2/A+)(d)
	(MUNI-CPI + 1.11%)
155,000	6.490	12/01/2022	156,289
165,000	6.510	12/01/2023	168,708
Ohio Higher Educational Facility Commission RB for University of Dayton Series 2006 A (AMBAC) (A2/A+)(d)
	(MUNI-CPI + 1.11%)
710,000	6.490	12/01/2022	715,903
480,000	6.510	12/01/2023	490,787
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
425,000	5.000	05/01/2023	435,703
985,000	5.000	05/01/2024	1,030,494
650,000	5.000	05/01/2026	701,709
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (Aa1/AA+)
7,485,000	5.000	08/01/2023	7,752,175
Ohio State Infrastructure Improvement GO Bonds Series 2013 A (Aa1/AA+)(b)
6,505,000	4.000	08/01/2022	6,511,601
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2020 B (A2/A)(a)(b)
5,335,000	5.000	01/15/2025	5,676,274
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (Baa1/NR)
140,000	5.000	11/15/2024	146,936
280,000	5.000	11/15/2025	298,228
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (NR/A-/A-2) (a)(b)
8,250,000	3.250	11/01/2022	8,283,898
State of Ohio Common Schools GO Bonds Series 2017A (AA+/Aa1)
6,245,000	5.000	03/15/2037	6,489,217
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (AA-/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000	1.010	12/01/2026	4,311,617
State of Ohio Hospital RB Series 2018D (A/NR)(a)(b)
11,775,000	5.000	09/15/2023	12,204,263

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Major New Infrastructure Project RB Series 2019-1 (AA/NR)
$1,000,000	5.000%	12/15/2022	$ 1,015,674
1,295,000	5.000	12/15/2023	1,352,968
State of Ohio Turnpike Junior Lien Revenue Refunding Bonds 2022 Series A (Aa3\A+)(e)
2,500,000	5.000	02/15/2024	2,590,782
3,000,000	5.000	02/15/2025	3,168,051
2,250,000	5.000	02/15/2026	2,415,598
2,255,000	5.000	02/15/2027	2,458,986
Willoughby Eastlake City School District GO UT School Improvement Bonds Series 2016 (US TREASURY STRIPS/ US TREASUR) (A2\NR)(b)
1,500,000	5.000	12/01/2025	1,636,812

			171,304,819

Oklahoma – 0.9%
City of Tulsa GO Bonds Series 2021 (AA/NR)
9,300,000	1.000	11/01/2026	8,466,143
Independent School District Combined Purpose GO Bonds Series 2020B (AA/NR)
7,300,000	2.000	08/01/2024	7,269,693
Independent School District Combined Purpose GO Bonds Series 2021B (AA/NR)
13,125,000	1.000	09/01/2025	12,329,529
Independent School District GO Combined Purposed Bonds Series 2020 (AA+/NR)
7,700,000	2.000	03/01/2023	7,712,600
Independent School District GO Combined Purposed Bonds Series 2021 (AA+/NR)
8,840,000	1.250	06/01/2026	8,252,417
Oklahoma County Independent School District Combined Purpose GO Bonds Series 2020A (AA/NR)
16,520,000	1.250	07/01/2024	16,071,340
Oklahoma Development Finance Authority Health System RB Series 2018B (BB+/NR)
525,000	5.000	08/15/2022	525,517
500,000	5.000	08/15/2023	502,442
500,000	5.000	08/15/2024	501,351
Oklahoma Development Finance Authority Limited Obligation RB Series 2020 (NR/NR)
17,390,000	1.625	07/06/2023	17,102,296
Oklahoma Turnpike Authority System Refunding Second Senior RB Series 2017 (AA-/AA-)
2,840,000	4.000	01/01/2023	2,874,035

			81,607,363

Oregon – 0.7%
City of Portland Second Lien Sewer System RB 2020 Series A (Aa2/AA)
5,185,000	5.000	03/01/2025	5,573,452

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
$385,000	5.000%	03/01/2023	$ 388,968
200,000	5.000	03/01/2024	204,484
200,000	5.000	03/01/2025	206,253
Multnomah County Hospital Facilities Authority Refunding RB for Adventist Health System Series 2019 (A/NR)(a)(b)
8,845,000	5.000	03/01/2025	9,291,285
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A (BBB+/NR)
400,000	5.000	10/01/2024	420,303
125,000	5.000	10/01/2026	134,991
Oregon Health & Science University RB Series 2019A (AA-/AA-)
850,000	5.000	07/01/2022	850,000
950,000	5.000	07/01/2023	979,748
Port of Portland International Airport RB Series 28 (AMT) (NR\AA-)
2,000,000	5.000	07/01/2024	2,094,651
3,000,000	5.000	07/01/2025	3,198,711
5,240,000	5.000	07/01/2026	5,643,824
6,000,000	5.000	07/01/2027	6,532,790
Portland Community College District GO Bonds Series 2013 (AA+/NR)(b)
6,930,000	5.000	06/15/2023	7,148,006
State of Oregon Business Development Commission Recovery Zone Facility Bonds Series 232 (A+/NR) (PUTABLE)(a)(b)(c)
13,050,000	2.400	08/14/2023	13,085,551
State of Oregon GO Bonds 2021 Series H (AA+/AA+)
1,330,000	1.000	08/01/2026	1,236,130
Washington & Multnomah Counties School District NO 48j Beaverton(e)
1,000,000	5.000	06/15/2024	1,056,718
1,555,000	5.000	06/15/2025	1,679,341
1,285,000	5.000	06/15/2026	1,417,844

			61,143,050

Pennsylvania – 3.6%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (NR/AA)
1,950,000	5.000	10/01/2022	1,967,022
Allegheny County Higher Education Building Authority for Carnegie Mellon University for RB Series 2022A (NR\AA)(b)(d)
	(SOFR + 0.29%)
5,330,000	1.368	08/01/2027	5,144,240
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
2,250,000	5.000	04/01/2023	2,302,957
4,000,000	5.000	04/01/2024	4,195,069
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A2/A)
1,935,000	5.000	07/15/2022	1,936,823
1,510,000	5.000	07/15/2023	1,554,696
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (NR/Baa3)
500,000	5.000	05/01/2025	523,850
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
545,000	5.000	10/01/2022	547,508
760,000	5.000	10/01/2023	777,569

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
City of Philadelphia Airport Revenue Refunding Bonds Series 2017B (AMT) (A-/A2)
$9,290,000	5.000%	07/01/2025	$ 9,864,101
City of Philadelphia Gas Works Revenue Refunding Bonds 13th Series (A/A3)
2,000,000	5.000	08/01/2030	2,126,913
City of Philadelphia GO Refunding Bonds Series 2015A (A/A2)
1,905,000	5.000	08/01/2025	2,055,623
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (A1/AA)
1,025,000	5.000	08/01/2022	1,027,671
Coatesville School District GO Refunding Bonds Series 2017 (ETM) (AGM ST AID WITHHLDG) (A1/AA)
100,000	5.000	08/01/2022	100,271
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A1/A)
2,270,000	5.000	06/01/2023	2,330,379
Commonwealth of Pennsylvania GO Bonds First Series 2013 (A+/AA-)
23,100,000	4.000	04/01/2032	23,233,694
Commonwealth of Pennsylvania GO Refunding Bonds First Refunding Series 2017 (A+/AA-)
33,465,000	5.000	01/01/2023	34,049,905
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A2/A+)
800,000	5.000	07/01/2022	800,000
925,000	5.000	07/01/2023	954,057
1,735,000	5.000	07/01/2024	1,822,978
County of Westmoreland GO Bonds Tax Exempt 2013 Series A (NR/NR)
55,000	5.000	12/01/2024	56,584
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,195,000	2.345	11/01/2026	1,991,286
Delaware County Authority RB Refunding for Neumann University Series 2020 (NR/BBB)
195,000	4.000	10/01/2022	195,877
235,000	5.000	10/01/2023	241,795
Delaware Valley Regional Finance Authority Local Government RB 2022 Series B (A1\A+)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000	1.180	03/01/2026	17,726,766
Delaware Valley Regional Finance Authority Local Government RB 2022 Series C (NR\A+)(b)(d)
	(SOFR + 0.49%)
13,580,000	1.522	03/01/2027	12,904,368
Erie City Water Authority Water RB Series 2016 (A2/NR)(b)
2,375,000	5.000	12/01/2026	2,647,332
Geisinger Authority Health System RB Refunding for Geisinger Health System Series 2020 B (A1/AA-)(a)(b)
17,900,000	5.000	02/15/2027	19,369,500
General Authority of Southcentral Pennsylvania RB Series 2019B (NR/AA-)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.60%)
15,000,000	1.380	06/01/2024	14,949,974

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia Hospital RB Series 2017 (BBB/BBB)
$4,000,000	5.000%	07/01/2022	$ 4,000,000
1,750,000	5.000	07/01/2023	1,790,548
Lancaster School District GO Bonds Series 2016 (NR\AA)
1,285,000	5.000	06/01/2030	1,379,400
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/A-)
735,000	4.000	11/01/2024	756,188
525,000	4.000	11/01/2025	541,877
570,000	4.000	11/01/2026	590,948
Lehigh County IDA Pollution Control Revenue Refunding Bonds Series 2016B (NON-AMT) (A/NR) (PUTABLE)(a)(b)(c)
9,000,000	1.800	08/15/2022	8,995,037
Monroeville Finance Authority UPMC RB Series 2022B (A/A2)
400,000	5.000	02/15/2024	416,603
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
600,000	5.000	09/01/2022	603,297
550,000	5.000	09/01/2023	569,169
650,000	5.000	09/01/2024	682,657
Municipal Authority of Westmoreland County Municipal Servce RB Series 2013 (A+/NR)(b)
1,990,000	5.000	08/15/2023	2,062,231
Pennsylvania Economic Development Financing Authority Pollution Control Revenue Refunding Bonds Series 2008 (NON-AMT) (A/NR)
25,180,000	0.400	10/01/2023	24,460,678
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
1,600,000	4.000	07/01/2030	1,574,200
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
14,680,000	0.950	12/01/2026	12,768,301
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2019A (A-/A-2/NR)(a)(b)
6,500,000	1.750	08/01/2024	6,228,048
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
7,440,000	1.100	11/02/2026	6,558,059
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB Series 2015 (BBB/NR)
1,800,000	5.000	12/31/2024	1,865,041
Pennsylvania Economic Development Financing Authority UPMC RB Series 2013A (A/A)
2,040,000	5.000	07/01/2038	2,069,660
Pennsylvania Economic Financing Development Authority Sewage Sludge Disposal Revenue Refunding Bonds Series 2020 (NR/BBB+)
370,000	3.000	01/01/2023	371,971
430,000	3.000	01/01/2024	434,078
505,000	3.000	01/01/2025	505,097
615,000	4.000	01/01/2026	632,681

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority Drexel University RB Series 2020A (AGM) (AA/NR)
$500,000	5.000%	05/01/2023	$ 513,548
300,000	5.000	05/01/2024	314,844
350,000	5.000	05/01/2025	373,820
Pennsylvania Turnpike Commission Oil Franchise Tax Senior Revenue Refunding Bonds Series 2016A (NR/AA)
1,000,000	5.000	12/01/2022	1,015,087
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
11,750,000	1.480	12/01/2023	11,756,640
Pennsylvania Turnpike Commission Revenue Refunding Bonds Motor License Fund Enhanced Turnpike Subordinate Special Revenue Refunding Bonds 1st Series 2016 (NR/A1)
1,875,000	5.000	12/01/2026	2,078,364
Pennsylvania Turnpike Commission Turnpike Subordinate RB Series 2009C (A1\AA)
1,500,000	6.250	06/01/2033	1,691,320
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Refunding Bonds Series 2016 (NR/A-)
8,375,000	5.000	06/01/2029	8,932,809
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Refunding Bonds Series 2020 (NR/A-)
895,000	2.013	12/01/2024	854,823
Philadelphia Authority for Industrial Development University Refunding RB Series 2020C (A-/NR)
250,000	4.000	11/01/2022	252,056
535,000	4.000	11/01/2024	551,277
Philadelphia School District GO Bonds Series 2015A (ST AID WITHHLDG) (NR/A+)
2,415,000	5.000	09/01/2027	2,606,386
Philadelphia School District GO Bonds Series 2019A (ST AID WITHHLDG) (NR/A+)
645,000	5.000	09/01/2022	648,596
845,000	5.000	09/01/2023	873,957
Philadelphia School District GO Refunding Bonds Series 2020 (ST AID WITHHLDG) (NR/A+)
5,000,000	5.000	09/01/2022	5,027,874
8,000,000	5.000	09/01/2023	8,274,152
Pittsburgh Water & Sewer Authority System First Lien RB Series 2019A (A/NR)
250,000	5.000	09/01/2022	251,386
270,000	5.000	09/01/2023	279,347
Pittsburgh Water & Sewer Authority System First Lien RB Series 2019A (AGM) (AA/NR)
275,000	5.000	09/01/2024	290,836
Pittsburgh Water & Sewer Authority System First Lien Revenue Refunding Bonds Series 2017C (AGM) (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.65%)
11,605,000	1.430	12/01/2023	11,610,799
Southeastern Pennsylvania Transportation Authority Capital Grant Receipts RB Series 2020 (AA-/NR)
1,100,000	5.000	06/01/2024	1,151,492
1,310,000	5.000	06/01/2025	1,397,865

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Sports And Exhibition Authority of Pittsburgh & Allegheny County Parking System RB Series 2017 (A/NR)
$280,000	5.000%		12/15/2022	$ 284,162
Sports and Exhibition Authority of Pittsburgh and Alleghany County Hotel Room Excise Tax RB Refunding Series 2022A (A2\AA)
1,425,000	4.000		02/01/2024	1,466,323
State of Pennsylvania GO Bonds Series 2015 (AGM-CR) (AA/NR)
5,000,000	5.000		08/15/2022	5,021,172
Susquehanna Area Regional Airport Authority Airport System RB (NR/Baa3)
3,050,000	5.000		01/01/2027	3,065,660
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (NR/BB-)
1,400,000	5.000		02/01/2023	1,412,169
450,000	5.000		02/01/2024	458,056
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (NR/NR)
300,000	4.000		07/01/2022	300,000
350,000	4.000		07/01/2023	354,646
450,000	4.000		07/01/2024	458,934
575,000	4.000		07/01/2025	589,348
625,000	4.000		07/01/2026	642,442
York Suburban School District GO Bonds Series 2019A (BAM ST AID WITHHLDG) (AA/NR)
2,745,000	4.000		02/15/2023	2,785,306
2,070,000	4.000		02/15/2024	2,129,032

				326,969,105

Puerto Rico – 1.5%
Puerto Rico Commonwealth GO Bonds (NR\NR)*(a)(h)(i)
3,154,733	0.000		11/01/2043	1,569,480
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
507,052	5.250		07/01/2023	516,240
233,536	0.000	(g)	07/01/2024	213,734
505,630	5.375		07/01/2025	524,988
501,051	5.625		07/01/2027	533,000
492,922	5.625		07/01/2029	529,279
478,771	5.750		07/01/2031	522,849
584,255	0.000	(g)	07/01/2033	328,167
454,000	4.000		07/01/2033	415,969
408,086	4.000		07/01/2035	365,467
350,245	4.000		07/01/2037	309,874
476,200	4.000		07/01/2041	411,914
495,242	4.000		07/01/2046	415,504
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(d)
	(3M USD LIBOR + 0.52%)
55,400,000	2.046		07/01/2029	57,321,289
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
25,000	5.250		07/01/2032	25,519

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(g)
$21,568,000	0.000%	07/01/2024	$ 20,052,982
34,289,000	0.000	07/01/2027	28,380,930
15,126,000	0.000	07/01/2029	11,399,144
484,000	0.000	07/01/2031	327,765
732,000	0.000	07/01/2033	440,219
4,705,000	0.000	07/01/2046	1,265,365
3,833,000	0.000	07/01/2051	762,192
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	1,748,548
56,000	4.536	07/01/2053	52,261
747,000	4.784	07/01/2058	713,511
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	363,552
183,000	4.550	07/01/2040	176,275
1,345,000	4.750	07/01/2053	1,292,296
3,400,000	5.000	07/01/2058	3,342,131
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)(h)
1,030,000	0.000	03/15/2049	938,202

			135,258,646

Rhode Island – 0.1%
City of Providence GO Refunding Bonds 2021 Series A (BBB+/NR)
425,000	5.000	01/15/2023	431,741
400,000	5.000	01/15/2024	415,748
440,000	5.000	01/15/2025	465,479
450,000	5.000	01/15/2026	482,905
Rhode Island Health & Educational Building Corp Higher Education Facilities RB Series 2012 (AA+/NR)
4,970,000	5.000	09/01/2022	4,999,128

			6,795,001

South Carolina – 0.3%
Berkeley County School District GO Unlimited Bonds Series 2014 A (SCSDE) (Aa1/AA)
4,950,000	3.000	03/01/2026	5,001,696
Charleston County School District GO Bonds Series 2018 (SCSDE) (Aa1/NR)
4,015,000	5.000	03/01/2023	4,106,611
Patriots Energy Group Financing Agency Gas Supply RB Series 2018A (NR/NR)(a)(b)
1,500,000	4.000	02/01/2024	1,527,452
Piedmont Municipal Power Agency Electric RB Refunding Series 2021E (A-/A-)
500,000	5.000	01/01/2024	520,860
Piedmont Municipal Power Agency Electric RB Series 2015A (A-/A3)
3,000,000	5.000	01/01/2026	3,184,829
South Carolina Public Service Authority RB Series 2016 D (A2/A)
6,756,000	2.388	12/01/2023	6,641,880

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority Revenue Obligations Tax Exempt Refunding Series 2021A (A/A-)
$800,000	5.000%	12/01/2025	$ 854,765
625,000	5.000	12/01/2026	675,648
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A2/A)
1,050,000	3.056	12/01/2023	1,042,638
Spartanburg Regional Health Services District Hospital RB Series 2020A (AGM) (AA/NR)
730,000	5.000	04/15/2023	747,967
835,000	5.000	04/15/2024	875,373
925,000	5.000	04/15/2025	986,878
1,010,000	5.000	04/15/2026	1,095,294
700,000	5.000	04/15/2027	770,028
Spartanburg Regional Health Services District Hospital Revenue Refunding Bonds Series 2022 (A3/A)
1,200,000	5.000	04/15/2023	1,228,499

			29,260,418

South Dakota – 0.1%
South Dakota Health & Educational Facitlites Authority RB Series 2019A (AA-/NR)(a)(b)
7,725,000	5.000	07/01/2024	8,085,493

Tennessee – 0.9%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2025	1,054,101
City of Memphis GO Bonds Series 2018 (Aa2/AA)
8,405,000	5.000	06/01/2028	9,182,772
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (Aa2/AA)
9,625,000	5.000	01/01/2023	9,790,848
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (Aa2/AA)
5,500,000	5.000	07/01/2023	5,681,576
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (Aa2/AA)
22,625,000	5.000	07/01/2022	22,625,000
17,965,000	5.000	07/01/2023	18,558,093
Montgomery County GO Bonds Series 2022A (AA/Aa2)
4,850,000	5.000	04/01/2027	5,423,711
Tennergy Corp. Gas Supply RB Series 2021A (A1\NR)(a)(b)
9,350,000	4.000	09/01/2028	9,401,993
Williamson County GO Public Improvement and School Bonds Series 2018 (NR/Aaa)
3,475,000	5.000	04/01/2025	3,747,008

			85,465,102

Texas – 8.2%
Alamo Community College District GO Refunding Bonds Series 2017 (Aaa/AAA)
6,475,000	3.000	08/15/2022	6,488,113

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Alvin Independent School District GO Bonds RMKT 08/17/20 Series 2014 B (PSF-GTD) (Aaa/NR)(a)(b)
$4,250,000	0.450%	08/15/2023	$ 4,189,007
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (NR/AAA)
350,000	5.000	08/15/2022	351,367
325,000	5.000	08/15/2023	336,348
325,000	5.000	08/15/2024	343,794
475,000	5.000	08/15/2025	512,650
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (NR/B)
750,000	5.000	01/01/2023	754,205
Baytown Municipal Development District RB for Baytown Convention Center Hotel Series 2021 C (NR/AA-)
1,515,000	5.000	10/01/2039	1,669,300
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
180,000	3.750	02/01/2035	180,690
Burleson Independent School District UT Refunding Bonds Series 2022 (NR/Aa3)(e)
1,880,000	5.000	02/01/2024	1,966,071
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A3/A-)
250,000	5.000	01/01/2025	263,677
240,000	5.000	01/01/2026	257,155
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
5,500,000	5.000	01/01/2027	5,864,145
Central Texas Regional Mobility Authority Senior Lien RB Series 2015A (US TREASURY OBLIGATIONS) (A3\A-)(b)
3,000,000	5.000	07/01/2025	3,245,404
13,000,000	5.000	07/01/2025	14,063,414
Central Texas Regional Mobility Authority Senior Lien RB Series 2020 F (Baa1/BBB+)
7,250,000	5.000	01/01/2025	7,560,481
City of Austin RB for Airport System Series 2019 B (AMT) (A1/A)
1,000,000	5.000	11/15/2023	1,035,283
City of Brownsville Utilities System Revenue Refunding Bonds Series 2013A (FHL BANKS / FARM CREDIT SYSTEM) (A2\A-)(b)
10,000,000	4.000	09/01/2023	10,258,033
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
280,000	4.000	09/01/2023	284,704
305,000	4.000	09/01/2025	312,837
320,000	4.000	09/01/2026	328,729
335,000	4.000	09/01/2027	342,817
350,000	4.000	09/01/2028	355,061
City of Dallas GO Refunding and Improvement Bonds Series 2014 (A1\AA-)
7,000,000	5.000	02/15/2028	7,274,891
City of Dallas Waterworks and Sewer System Revenue Refunding Bonds Series 2015A (AAA/Aa2)
1,750,000	5.000	10/01/2026	1,901,950

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Denton Independent School District Variable Rate UT Bonds Series 2014-B (NR\AAA)(a)(b)
$4,320,000	2.000%	08/01/2024	$ 4,267,511
City of Denton Independent School District Variable Rate UT Building Bonds Series 2014-B (CASH) (NR\NR) (PUTABLE)(a)(b)(c)
680,000	2.000	08/01/2024	673,907
City of El Paso GO Bonds Series 2016 (NR/AA)
4,000,000	5.000	08/15/2042	4,269,104
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
135,000	4.000	08/15/2023	137,158
140,000	4.000	08/15/2024	143,183
City of Hackberry Special Assessment & Contract Revenue Road Refunding Bonds for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)(g)
280,000	0.000	09/01/2022	279,008
City of Hackberry Special Assessment & Contract Revenue Utility Refunding Bonds for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)(g)
405,000	0.000	09/01/2022	403,522
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(g)
70,000	0.000	09/01/2022	69,537
70,000	0.000	09/01/2023	66,627
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
405,000	4.000	09/01/2023	413,248
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
65,000	5.000	08/15/2022	65,203
75,000	5.000	08/15/2023	76,890
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
310,000	3.000	09/15/2024	313,045
320,000	3.000	09/15/2025	322,174
City of Lubbock GO Bonds Series 2013 (Aa2/AA+)(b)
7,360,000	4.000	02/15/2023	7,471,505
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
285,000	4.000	09/15/2025	292,456
295,000	4.000	09/15/2026	302,496
305,000	4.000	09/15/2027	312,807
320,000	4.000	09/15/2028	326,898
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
110,000	2.500	09/01/2026	100,146
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
27,875,000	1.750	12/01/2024	27,453,329
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
36,630,000	1.750	12/01/2024	35,882,525

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2018 (A+/AA-)(a)(b)
$5,200,000	2.750%	12/01/2022	$ 5,211,061
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2020 (A+/AA-)(a)(b)
10,750,000	1.750	12/01/2025	10,394,315
City of San Antonio Electric and Gas Systems Fixed and Variable Rate Junior Lien Revenue Refunding Bonds Series 2022 (Aa3\A+)(a)(b)
1,260,000	5.000	02/01/2026	1,372,261
12,000,000	2.000	12/01/2027	11,366,904
City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (AA/NR)(a)(b)
20,000,000	1.000	11/01/2026	18,470,882
City of San Antonio Water System Variable Rate Junior Lien RB Series 2014B (AA/AA)(a)(b)
5,750,000	2.000	11/01/2022	5,747,182
City of San Antonio Water System Variable Rate Junior Lien RB Series 2019A (AA/AA)(a)(b)
15,000,000	2.625	05/01/2024	14,981,768
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (NR/AAA)(a)(b)
15,000,000	0.500	08/15/2023	14,779,938
Clear Creek Independent School District GO Bonds RMKT 08/16/21 Series 2013 B (PSF-GTD) (NR/AAA)(a)(b)
5,000,000	0.280	08/15/2024	4,711,927
County of Fort Bend GO Refunding Bonds Series 2015 B (Aa1/NR)
3,740,000	5.000	03/01/2023	3,825,834
Dallas Independent School District GO Bonds Series 2019 B (PSF-GTD) (Aaa/AAA)
11,365,000	5.000	02/15/2024	11,934,606
Dickinson Independent School District GO Refunding Bonds RMKT 08/02/21 Series 2013 (PSF-GTD) (Aaa/AAA)(a)(b)
8,000,000	0.250	08/01/2023	7,872,481
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
400,000	5.000	09/15/2022	402,189
425,000	5.000	09/15/2023	436,466
450,000	5.000	09/15/2024	468,056
450,000	5.000	09/15/2025	473,385
620,000	5.000	09/15/2026	659,077
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (NR/AAA)(a)(b)
6,205,000	0.875	08/01/2025	5,908,903
Fort Bend Independent School District Variable Rate UT Refunding Bonds Series 2019A (PSF-GTD) (AAA/AAA)(a)(b)
4,150,000	1.950	08/01/2022	4,150,253
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)(a)(b)
4,000,000	0.600	08/17/2026	3,675,016
Grand Parkway Transportation Corp. RB Series 2013 (NR/BBB)
7,110,000	5.000	02/01/2023	7,227,863

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
$270,000	4.000%	09/01/2022	$ 271,050
300,000	4.000	09/01/2024	308,442
Hale Center Education Facilities Corp. Revenue Improvement and Revenue Refunding Bonds Series 2022 (NR\BBB+)
500,000	5.000	03/01/2023	508,401
450,000	5.000	03/01/2024	466,333
475,000	5.000	03/01/2025	496,406
675,000	5.000	03/01/2026	710,568
990,000	5.000	03/01/2027	1,047,548
Harris County Cultural Education Facilities Corp Hospital RB Series 2019B Subseries 1 (A+/NR)(a)(b)
7,500,000	5.000	09/01/2022	7,543,241
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A1/A+)(a)(b)
8,000,000	5.000	12/01/2024	8,459,970
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2020 (NR/A)
700,000	1.447	11/15/2022	696,896
500,000	1.841	11/15/2024	477,894
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A1/A+)
2,000,000	5.000	12/01/2022	2,027,954
2,500,000	5.000	12/01/2023	2,605,813
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A1/A+)(a)(b)
8,700,000	5.000	12/01/2026	9,491,308
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(d)
	(SIFMA Municipal Swap Index Yield + 1.05%)
5,685,000	1.830	06/01/2024	5,724,528
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (Aa2/AA)(a)(b)
5,070,000	5.000	10/01/2024	5,360,251
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (A1/AA-)(a)(b)
8,940,000	0.900	05/15/2025	8,789,771
Harris County Toll Road First Lien Revenue Refunding Bonds Series 2022A (NR/Aa2)
3,000,000	5.000	08/15/2025	3,255,658
4,500,000	5.000	08/15/2026	4,981,739
3,000,000	5.000	08/15/2027	3,380,017
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(d)
	(3M USD LIBOR + 0.67%)
45,255,000	1.616	08/15/2035	41,561,228

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
$90,000	3.000%	09/01/2022	$ 90,143
95,000	3.000	09/01/2023	95,825
Houston Independent School District Variable Rate LT Refunding Bonds Series 2012 (PSF-GTD) (AAA/NR) (PUTABLE)(a)(b)(c)
6,000,000	4.000	06/01/2023	6,107,675
Houston Independent School District Variable Rate LT Schoolhouse Bonds Series 2014A-1B (PSF-GTD) (AAA/NR)(a)(b)
10,000,000	4.000	06/01/2023	10,179,458
Hunt Memorial Hospital District Charitable Health GO Refunding Bonds Series 2020 (A2/BBB+)
325,000	5.000	02/15/2023	330,738
275,000	5.000	02/15/2024	285,218
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (NR/AA)
330,000	3.000	09/01/2022	330,841
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (PSF-GTD) (NR/NR)(b) (g)
18,135,000	0.000	08/15/2024	6,324,822
12,500,000	0.000	08/15/2024	3,865,419
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (AMT) (NR\A-)
3,620,000	5.000	11/01/2027	3,924,511
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (Baa2/A-) (PUTABLE)(a)(b)(c)
3,375,000	0.900	09/01/2023	3,318,632
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (Aa2/AAA)
3,020,000	5.000	11/01/2022	3,055,985
1,110,000	5.000	11/01/2023	1,156,688
New Caney Independent School District GO Bonds Series 2018 (PSF-GTD) (Aaa/NR)(a)(b)
4,725,000	1.250	08/15/2024	4,627,018
North East Independent School District Variable Rate LT Refunding Bonds Series 2017 (PSF-GTD) (NR/AAA)(a)(b)
5,000,000	2.375	08/01/2022	5,004,123
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
1,215,000	5.000	01/01/2024	1,233,908
Northside Independent School District UT Refunding Bonds Series 2016 (NR/Aa1)
2,390,000	5.000	06/15/2027	2,608,955
Northside Independent School District Variable Rate UT School Building Bonds Series 2020 (PSF-GTD) (NR/AAA)(a)(b)
32,150,000	0.700	06/01/2025	30,452,830
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,845,000	1.500	08/15/2024	3,791,222
Pflugerville Independent School District Variable Rate UT School Building Bonds Series 2019B (PSF-GTD) (AAA/NR)(a)(b)
7,500,000	2.500	08/15/2023	7,560,749

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Round Rock Independent School District UT Refunding Bonds Series 2019B (NR/AAA)
$2,485,000	4.000%	08/01/2023	$ 2,546,596
Southwest Houston Redevelopment Authority Tax Increment Contract RB Series 2020 (AGM) (AA/NR)
300,000	5.000	09/01/2025	320,096
State of Texas Toll Parkway Authority First Tier RB Series 2002-A (AMBAC) (A/A)(g)
6,950,000	0.000	08/15/2023	6,709,134
Tarrant County College District GO Bonds Series 2022 (AAA/NR)(e)
1,750,000	5.000	08/15/2024	1,854,178
3,500,000	5.000	08/15/2025	3,788,435
3,060,000	5.000	08/15/2026	3,378,087
Tarrant County Cultural Education Facilities Finance Corp Hospital RB Taxable Series 2021 (AGM) (AA/NR)
700,000	1.356	09/01/2024	662,151
600,000	1.386	09/01/2025	549,917
Tarrant County Cultural Education Facilities Finance Corp Revenue Refunding Bonds Series 2018A (A+/NR)
1,795,000	5.000	07/01/2022	1,795,000
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(d)
	(3M USD LIBOR + 0.70%)
8,385,000	1.925	12/15/2026	8,264,943
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%)
8,595,000	1.330	09/15/2027	8,446,353
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(d)
	(3M USD LIBOR + 0.69%)
125,000,000	1.897	09/15/2027	121,883,850
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A3\BBB+)
10,250,000	5.000	12/15/2027	10,884,750
Texas Municipal Gas Acqusition & Supply Corp Gas Supply Revenue Refunding Bonds Series 2021 (BBB+/NR)
670,000	5.000	12/15/2023	689,421
735,000	5.000	12/15/2024	765,047
1,000,000	5.000	12/15/2025	1,051,273
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (NR/NR)
270,000	5.000	05/01/2023	276,867
350,000	5.000	05/01/2024	365,718
490,000	5.000	05/01/2025	513,778
520,000	5.000	05/01/2026	551,090
640,000	5.000	05/01/2027	684,175
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (AAA/NR)
46,000,000	0.560	04/01/2026	41,671,745

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Water Development Board State Revolving Fund RB Series 2022 (AAA/NR)
$1,500,000	5.000%	08/01/2023	$ 1,553,868
750,000	5.000	08/01/2024	796,293
700,000	5.000	08/01/2025	760,338
875,000	5.000	08/01/2026	969,024
925,000	5.000	08/01/2027	1,042,082
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B (PSF-GTD) (AAA/NR)(a)(b)
4,700,000	0.260	08/15/2024	4,389,196
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B-1 (PSF-GTD) (AAA/NR)(a)(b)
2,675,000	0.450	08/15/2023	2,636,611
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B-3 (PSF-GTD) (AAA/NR)(a)(b)
11,650,000	1.350	08/15/2022	11,650,278
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)(f)
245,000	2.375	09/01/2026	217,268
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2022A (AA/Aa2)
500,000	5.000	02/15/2024	523,999
375,000	5.000	02/15/2025	401,010
650,000	5.000	02/15/2026	708,162
600,000	5.000	02/15/2027	664,724
2,000,000	5.000	02/15/2028	2,245,020
University of Texas Board of Regents System Revenue Financing Series 2017C (AAA/AAA)
10,620,000	5.000	08/15/2023	11,007,549
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
375,000	2.000	08/15/2022	374,997
260,000	2.000	08/15/2024	253,673
270,000	2.000	08/15/2026	252,856

			748,462,100

Utah – 0.7%
Alpine School District Board of Education GO Refunding Bonds Series 2021A (Aaa\NR)
6,290,000	5.000	03/15/2027	7,043,314
State of Utah GO Refunding Bonds Series 2015 (AAA/Aaa)(b)
21,970,000	3.500	01/01/2025	22,721,877
University of Utah Board of Regents General Revenue Series 2015B (AA+/NR)
5,370,000	5.000	08/01/2023	5,557,596
University of Utah Board of Regents General Revenue Series 2016B-1 (AA+/NR)
2,415,000	5.000	08/01/2023	2,499,366
Utah Board of Higher Education General RB Series 2022B (AA+/Aa1)
2,210,000	5.000	08/01/2026	2,439,164
1,430,000	5.000	08/01/2027	1,605,091
Utah County RB Series 2020B-1 (AA+/NR)(a)(b)
5,715,000	5.000	08/01/2024	6,030,684
Utah County RB Series 2020B-2 (AA+/NR)(a)(b)
6,000,000	5.000	08/01/2026	6,561,447

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series 2015A (AA-/Aa3)(b)
$5,000,000	5.000%	06/15/2025	$ 5,412,167

			59,870,706

Virgin Islands – 0.0%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (NR/NR)
170,000	4.000	10/01/2022	169,723
Virgin Islands Public Finance Authority Revenue Refunding Bonds Series 2012A (AGM-CR) (AA/NR)
100,000	4.000	10/01/2022	100,408

			270,131

Virginia – 3.0%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (Baa2/BBB)
22,680,000	5.000	11/01/2023	23,437,476
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (Aaa/AAA)
355,000	5.000	07/01/2022	355,000
City of Chesapeake IDA Pollution Control Refunding RB Series 2008A (Non-Amt) (BBB+/A) (PUTABLE)(a)(b)(c)
2,250,000	1.900	06/01/2023	2,233,210
City of Salem Economic Development Authority Educational Facilities RB Series 2020 (BBB+/NR)
250,000	5.000	04/01/2023	255,046
270,000	5.000	04/01/2024	280,953
270,000	5.000	04/01/2025	283,537
Commonwealth of Virginia Transportation Board Grant Anticipation Revenue Notes Series 2013A (AA+/AA+)(b)
5,225,000	5.000	03/15/2023	5,349,780
Commonwealth of Virginia Transportation Board Revenue Refunding Bonds (AA+/AA+)
2,345,000	5.000	05/15/2023	2,412,429
County of Spotsylvania Economic Development Authority Public Facilities Revenue Refunding Bonds Series 2021 (NR\AA+)
3,185,000	5.000	06/01/2027	3,556,612
Fairfax County Public Improvement Bonds Series 2022A (Aaa\AAA)
12,195,000	4.000	10/01/2024	12,732,087
13,580,000	4.000	10/01/2025	14,363,183
13,635,000	4.000	10/01/2026	14,595,410
Halifax County IDA Recovery Zone Facility RB Series 2010A (NON-AMT) (A2\BBB+) (PUTABLE)(a)(b)(c)
5,000,000	1.650	05/31/2024	4,867,808
Hampton Roads Transportation Accountability Commission RB Series 2019 A (Aa3/A+)
34,395,000	5.000	07/01/2022	34,395,000
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A1/NR)
8,365,000	2.000	11/01/2023	8,365,592
Loudown County GO Public Improvement Bonds Series 2021A (AAA/Aaa)
7,555,000	5.000	12/01/2025	8,262,288

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (A2/BBB+) (PUTABLE)(a)(b)(c)
$2,500,000	0.750%	09/02/2025	$ 2,303,316
Newport GO Refunding Bonds Series 2021 C (Aa1\AA+)
2,165,000	3.000	02/01/2027	2,212,039
Peninsula Ports Authority of Virginia Coal Terminal Revenue Refunding Bonds Series 2003 (BBB/NR) (PUTABLE)(a)(b)(c)
2,400,000	1.700	10/01/2022	2,398,368
Town of Louisa IDA Pollution Control Refunding RB Series 2008A (BBB+/A) (PUTABLE)(a)(b)(c)
1,325,000	1.900	06/01/2023	1,315,113
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (AAA/AAA)
20,705,000	5.000	04/01/2045	21,843,518
Virginia College Building Authority Educational Facilities RB for 21st Century College and Equipment Programs Series 2022A (AA+/Aa1)
13,500,000	5.000	02/01/2025	14,484,589
16,620,000	5.000	02/01/2026	18,214,346
Virginia College Building Authority Educational Facilities RB Series 2014A (AA+/AA+)(b)
7,880,000	4.000	02/01/2024	8,139,492
Virginia College Building Authority Educational Facilities RB Series 2021 (BBB-/NR)
175,000	5.000	06/01/2023	179,209
250,000	5.000	06/01/2024	259,994
270,000	5.000	06/01/2025	284,157
340,000	5.000	06/01/2026	360,632
300,000	5.000	06/01/2027	320,531
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds Series 2017B (Aa1\AA+)
20,445,000	5.000	02/01/2025	21,872,353
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
4,500,000	1.400	12/01/2023	4,455,843
Virginia Housing Development Authority Rental Housing Bonds 2018 Series E-NON-AMT (AA+/NR)
5,660,000	2.500	12/01/2022	5,662,356
11,625,000	0.670	03/01/2025	11,115,089
Virginia Port Authority Commonwealth Port Fund Revenue Refunding Bonds Series 2015A (AMT) (A/NR)(b)
2,000,000	5.000	07/01/2025	2,139,609
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (NR/NR)
700,000	5.000	01/01/2025	736,052
1,250,000	5.000	01/01/2026	1,332,492
Wise County IDA Solid Waste & Sewage Disposal RB Series 2009A (BBB+/NR) (PUTABLE)(a)(b)(c)
12,500,000	0.750	09/02/2025	11,516,579
Wise County IDA Solid Waste & Sewage Disposal RB Series 2010A (NON-AMT) (BBB+/NR) (PUTABLE)(a)(b)(c)
6,805,000	1.200	05/31/2024	6,568,856

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
York County Economic Development Authority Pollution Control Refunding RB Series 2009A (NON-AMT) (BBB+/A) (PUTABLE)(a)(b)(c)
$4,250,000	1.900%	06/01/2023	$ 4,218,286

			277,678,230

Washington – 3.6%
City of Seattle Light and Power Improvement and Refunding RB Series 2022 (AA/Aa2)(e)
18,495,000	5.000	07/01/2024	19,583,786
19,635,000	5.000	07/01/2025	21,247,157
City of Seattle LT GO Improvement and Refunding Bonds Series 2021A (Aaa/AAA)
5,035,000	5.000	12/01/2025	5,508,105
City of Seattle Municipal Light & Power Refunding RB 2021 Series B (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000	1.030	11/01/2026	9,883,072
King County Housing Authority RB Refunding Series 2020 (NR/AA)
225,000	3.000	06/01/2024	227,628
280,000	3.000	06/01/2025	282,970
King County Junior Lien Sewer RB Refunding Series 2020 A (Aa2/AA)(a)(b)
15,845,000	0.625	01/01/2024	15,179,049
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	1.010	01/01/2027	11,018,199
King County LT GO and Refunding Bonds 2022 Series A (Aaa/AAA)
7,395,000	5.000	07/01/2024	7,833,711
King County Sewer RB Series 2014 A (AGM) (Aa1/AA+)
29,000,000	5.000	01/01/2047	30,360,929
State of Washington Certificates of Participation Series 2019D (NR/NR)
3,935,000	5.000	07/01/2024	4,164,484
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013B (AA+/AA+)
5,000,000	5.000	07/01/2024	5,000,000
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
4,460,000	5.000	07/01/2025	4,716,513
State of Washington MVFT GO Refunding Bonds Series R-2020D (Aaa\AA+)
21,510,000	5.000	07/01/2024	22,773,091
State of Washington Various Purpose GO Bonds Series 2022C Bid Group 3 (Aaa\AA+)
17,265,000	5.000	02/01/2025	18,524,180
State of Washington Various Purpose GO Refunding Bonds Series R-2013C (AA+/AA+)
6,500,000	5.000	07/01/2025	6,700,940
State of Washington Various Purpose GO Refunding Bonds Series R-2015E (AA+/Aaa)
8,000,000	5.000	07/01/2030	8,477,330

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
State of Washington Various Purpose GO Refunding Bonds Series R-2016B (Aaa\AA+)
$5,205,000	5.000%	07/01/2029	$ 5,634,671
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (AA+/Aaa)
49,910,000	5.000	07/01/2024	52,840,770
16,000,000	4.000	07/01/2026	17,069,864
State of Washington Various Purpose GO Refunding Bonds Series R-2022D (AA+/Aaa)
25,000,000	4.000	07/01/2028	26,987,692
University of Washington General Revenue Refunding Bonds Series 2022C (Aaa\AA+)(a)(b)
20,000,000	4.000	08/01/2027	21,275,836
Washington Health Care Facilities Authority RB Series 2019B-3 (A-/Baa1)(a)(b)
5,025,000	5.000	08/01/2026	5,310,022
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(a)(b)
12,295,000	5.000	08/01/2024	12,724,467

			333,324,466

West Virginia – 0.5%
State of West Virginia GO Bonds Series 2019 (AA-/Aa2)
8,640,000	5.000	06/01/2025	9,330,340
8,860,000	5.000	12/01/2025	9,668,104
State of West Virginia GO State Road Bonds Series 2019 A (AA-/AA)
7,830,000	5.000	06/01/2023	8,068,359
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2010A (A-/A-) (PUTABLE)(a)(b)(c)
4,645,000	0.625	12/15/2025	4,119,092
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2011A (A-/A-) (PUTABLE)(a)(b)(c)
5,650,000	1.000	09/01/2025	5,122,766
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(c)
10,350,000	3.000	06/18/2027	10,127,288
West Virginia Hospital Finance Authority Hospital Refunding & Improvement RB 2018 Series A (BBB+/NR)
550,000	5.000	01/01/2023	557,635

			46,993,584

Wisconsin – 1.5%
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000	2.000	04/01/2026	3,211,399
Public Finance Authority Healthcare Facilities Revenue & Refunding RB Series 2020A (A/NR)
300,000	5.000	01/01/2023	305,021
300,000	5.000	01/01/2024	312,966
300,000	5.000	01/01/2025	317,007
Public Finance Authority Hospital RB Series 2020A (A+/A+)
300,000	5.000	06/01/2026	328,212

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
$1,925,000	4.000%	01/01/2026	$ 1,949,397
2,000,000	4.000	01/01/2027	2,021,298
1,720,000	4.000	01/01/2028	1,724,199
1,790,000	4.000	01/01/2029	1,785,941
Public Finance Authority Student Housing RB Series 2020A (AGM) (AA/NR)
160,000	4.000	07/01/2024	164,645
265,000	4.000	07/01/2025	274,681
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR) (g)
10,091,000	0.000	12/15/2027	7,381,632
State of Wisconsin GO Bonds 2015 Series A (AA+/AA+)(b)
5,170,000	5.000	05/01/2023	5,313,099
16,330,000	5.000	05/01/2023	16,781,995
19,360,000	5.000	05/01/2023	19,895,862
State of Wisconsin GO Bonds 2016 Series A (AA+/Aa1)
5,000,000	5.000	05/01/2033	5,314,963
5,000,000	5.000	05/01/2034	5,310,757
State of Wisconsin GO Bonds 2018 Series A (AA+/AA+)
9,495,000	5.000	05/01/2023	9,760,184
State of Wisconsin GO Refunding Bonds 2021 Series 2 (AA+/Aa1)
11,485,000	5.000	05/01/2024	12,120,960
Waushara County Note Anticipation Notes Series 2022A (A+/NR)(e)
5,260,000	4.500	06/01/2027	5,492,325
Wisconsin Health & Educational Facilities Authority RB Series 2018C-1 (AA/AA)(a)(b)
4,250,000	5.000	07/29/2026	4,611,302
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (AA/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.65%)
4,000,000	1.430	07/31/2024	3,984,392
Wisconsin Health & Educational Facilities Authority RB Series 2020 for Hmong American Peace Academy (BBB/NR)
115,000	4.000	03/15/2023	115,496
120,000	4.000	03/15/2024	120,477
125,000	4.000	03/15/2025	124,963
Wisconsin Health & Educational Facilities Authority RB Series 2020B-1 (A-/A-)(a)(b)
8,500,000	5.000	02/15/2025	8,962,665
Wisconsin Health & Educational Facilities Authority Series 2019A RB (AA+/AA+)
930,000	5.000	11/15/2022	941,468
4,455,000	5.000	11/15/2023	4,634,159
Wisconsin Health & Educational Facilities RB Series 2020 (NR/NR)
290,000	4.000	02/01/2023	292,372
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3\AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000	0.960	07/01/2026	3,315,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.15%)
$6,755,000	0.930%	12/02/2024	$ 6,709,437

			133,578,274

TOTAL MUNICIPAL BONDS
(Cost $9,234,388,559)			$9,071,289,261

Corporate Bonds – 0.0%
Commercial Services – 0.0%
Howard University Series (AA/NR)
$2,030,000	2.416%	10/01/24	$ 1,956,977
Howard University Series (BBB-/NR)
1,500,000	2.738	10/01/22	1,494,607
1,500,000	2.801	10/01/23	1,485,769

			4,937,353

TOTAL CORPORATE BONDS (Cost $5,030,000)			$ 4,937,353

Treasury Note – 0.3%
U.S. Treasury Note (NR/NR)
$25,000,000	2.500%	05/31/24	$ 24,778,320

TOTAL INVESTMENTS – 99.2% (Cost $9,264,182,312)			$9,101,004,934

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			74,529,644

NET ASSETS – 100.0%			$9,175,534,578

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments - rate shown is that which is in effect on June 30, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on June 30, 2022.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(e)	When-issued security.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Zero coupon bond until next reset date.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD RES FED	— School Board Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.542%	JPMorgan Chase Bank NA	03/20/2023	USD	10,000	$56,996	$(35,615)	$92,611
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.542	Bank of America NA	03/20/2023		5,000	28,497	(17,808)	46,305

TOTAL							$85,493	$(53,423)	$138,916

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2022:

DYNAMIC MUNICIPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$8,383,907,066	$—
Corporate Bonds	—	10,941,887	38,524,096

Total	$—	$8,394,848,953	$38,524,096

Derivative Type

Assets(a)
Futures Contracts	$14,740,304	$—	$—
Credit Default Swap Contracts	—	18,522	—

Total	$14,740,304	$18,522	$—

HIGH YIELD MUNICIPAL FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$8,891,495,724	$—
Corporate Bonds	—	21,189,274	72,662,327

Total	$—	$8,912,684,998	$72,662,327

Derivative Type

Assets(a)
Futures Contracts	$11,170,745	$—	$—
Credit Default Swap Contracts	—	589,153	—

Total	$11,170,745	$589,153	$—

MUNICIPAL INCOME COMPLETION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$198,273,253	$—
Corporate Bonds	—	—	1,680,170

Total	$—	$198,273,253	$1,680,170

Derivative Type

Assets(a)
Futures Contracts	$311,363	$—	$—

SHORT DURATION TAX-FREE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$9,071,289,261	$—
Corporate Bonds	—	4,937,353	—
U.S. Treasury Obligations	24,778,320	—	—

Total	$24,778,320	$9,076,226,614	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$138,916	$—

(a)	Amount shown represents unrealized gain at period end.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.